UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dividend Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 926.40	$ 5.49
HypotheticalA	$ 1,000.00	$ 1,019.30	$ 5.76
Class T
Actual	$ 1,000.00	$ 924.70	$ 6.45
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 923.00	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 922.80	$ 8.99
HypotheticalA	$ 1,000.00	$ 1,015.65	$ 9.42
Institutional Class
Actual	$ 1,000.00	$ 928.00	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.34%
Class B	1.91%
Class C	1.87%
Institutional Class	.81%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.3	6.9
Johnson & Johnson	5.9	6.9
ConocoPhillips	4.9	1.2
Time Warner, Inc.	4.5	3.4
Cisco Systems, Inc.	3.8	2.1
American International Group, Inc.	3.7	6.2
Wyeth	3.5	3.3
AT&T, Inc.	3.5	4.0
Microsoft Corp.	2.9	2.9
Accenture Ltd. Class A	2.3	1.1
	41.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	20.5
Health Care	19.0	20.7
Financials	16.0	23.8
Consumer Discretionary	11.9	9.5
Energy	11.4	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 95.9%		Stocks 97.7%
	Bonds 0.2%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	6.1%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.3%
Harley-Davidson, Inc.	152,000	$ 6,319
Media - 7.5%
Clear Channel Communications, Inc.	599,915	21,009
Omnicom Group, Inc.	508,650	24,929
The Walt Disney Co.	474,400	15,940
Time Warner, Inc.	5,810,000	92,263
		154,141
Multiline Retail - 2.0%
Kohl's Corp. (a)	370,000	16,576
Target Corp.	441,636	23,566
		40,142
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	60,000	4,356
Home Depot, Inc.	606,007	16,580
Lowe's Companies, Inc.	245,000	5,880
Sherwin-Williams Co.	47,170	2,649
Staples, Inc.	492,018	11,538
		41,003
TOTAL CONSUMER DISCRETIONARY		241,605
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	909,391	38,913
Sysco Corp.	200,000	6,172
Wal-Mart Stores, Inc.	325,153	18,774
		63,859
Household Products - 0.4%
Kimberly-Clark Corp.	138,300	8,824
TOTAL CONSUMER STAPLES		72,683
ENERGY - 11.4%
Energy Equipment & Services - 3.2%
BJ Services Co.	303,100	9,154
Diamond Offshore Drilling, Inc.	57,820	7,889
Halliburton Co.	214,800	10,435
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	660,786	$ 27,779
Transocean, Inc. (a)	79,907	12,001
		67,258
Oil, Gas & Consumable Fuels - 8.2%
Boardwalk Pipeline Partners, LP	140,000	3,744
Chesapeake Energy Corp.	327,800	17,954
ConocoPhillips	1,079,675	100,518
Copano Energy LLC	20,000	737
EOG Resources, Inc.	15,300	1,968
Quicksilver Resources, Inc. (a)	107,000	3,898
Sunoco, Inc.	80,000	3,558
Ultra Petroleum Corp. (a)	178,800	15,550
Valero Energy Corp.	307,055	15,611
XTO Energy, Inc.	70,475	4,484
		168,022
TOTAL ENERGY		235,280
FINANCIALS - 15.8%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	242,472	10,797
Franklin Resources, Inc.	96,700	9,788
Lehman Brothers Holdings, Inc.	210,000	7,730
		28,315
Commercial Banks - 4.1%
PNC Financial Services Group, Inc.	568,933	36,554
SunTrust Banks, Inc.	59,100	3,086
Wachovia Corp.	1,911,700	45,498
		85,138
Consumer Finance - 0.7%
American Express Co.	314,600	14,582
Diversified Financial Services - 3.0%
Bank of America Corp.	1,252,440	42,595
CIT Group, Inc.	343,600	3,436
Citigroup, Inc.	757,430	16,580
		62,611
Insurance - 6.1%
American International Group, Inc.	2,107,692	75,877
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	592,100	$ 42,081
MetLife, Inc.	107,900	6,477
		124,435
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	307,200	8,301
Washington Mutual, Inc.	137,100	1,237
		9,538
TOTAL FINANCIALS		324,619
HEALTH CARE - 19.0%
Biotechnology - 0.6%
Amgen, Inc. (a)	252,000	11,096
Health Care Providers & Services - 6.3%
Cardinal Health, Inc.	2,295,405	129,777
Pharmaceuticals - 12.1%
Allergan, Inc.	42,000	2,420
Johnson & Johnson	1,822,468	121,632
Merck & Co., Inc.	713,395	27,794
Schering-Plough Corp.	1,182,270	24,118
Wyeth	1,640,800	72,966
		248,930
TOTAL HEALTH CARE		389,803
INDUSTRIALS - 8.5%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	427,900	25,511
Raytheon Co.	266,400	17,012
The Boeing Co.	225,800	18,689
		61,212
Air Freight & Logistics - 1.3%
FedEx Corp.	79,700	7,309
United Parcel Service, Inc. Class B	284,410	20,199
		27,508
Airlines - 0.8%
AMR Corp. (a)	1,087,700	7,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	711,000	$ 4,373
Northwest Airlines Corp. (a)	675,000	4,766
		16,960
Electrical Equipment - 1.2%
Cooper Industries Ltd. Class A	519,127	24,207
Industrial Conglomerates - 0.8%
General Electric Co.	366,709	11,265
Tyco International Ltd.	124,000	5,604
		16,869
Machinery - 1.4%
Illinois Tool Works, Inc.	353,426	18,979
Ingersoll-Rand Co. Ltd. Class A	210,100	9,253
		28,232
TOTAL INDUSTRIALS		174,988
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	2,921,400	78,060
Corning, Inc.	240,000	6,562
Motorola, Inc.	4,309,089	40,204
		124,826
Computers & Peripherals - 1.1%
EMC Corp. (a)	545,800	9,519
Hewlett-Packard Co.	286,300	13,473
		22,992
Electronic Equipment & Instruments - 1.1%
Tyco Electronics Ltd.	586,077	23,513
IT Services - 3.4%
Accenture Ltd. Class A	1,176,140	48,010
The Western Union Co.	976,306	23,080
		71,090
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	384,000	13,482
Applied Materials, Inc.	613,300	12,149
Cymer, Inc. (a)	100,000	3,092
Lam Research Corp. (a)	312,607	12,723
Linear Technology Corp.	343,781	12,641
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	549,623	$ 11,570
Novellus Systems, Inc. (a)	350,000	8,362
		74,019
Software - 4.5%
Microsoft Corp.	2,058,023	58,283
Oracle Corp. (a)	1,460,800	33,365
		91,648
TOTAL INFORMATION TECHNOLOGY		408,088
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,814,516	72,399
Qwest Communications International, Inc. (d)	4,532,043	21,980
Verizon Communications, Inc.	739,228	28,438
		122,817
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	40,000	1,922
TOTAL COMMON STOCKS (Cost $1,878,889)		1,971,805
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Washington Mutual, Inc.	48	4,948
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,800)		4,948
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,407
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 4.5% 2/15/24	$ 520	$ 419
TOTAL CONVERTIBLE BONDS		2,826
Nonconvertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	3,660	3,074
TOTAL CORPORATE BONDS (Cost $6,033)		5,900
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills, yield at date of purchase 1.05% to 1.32% 7/3/08 to 7/10/08 (Cost $11,166)	11,200	11,180
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	46,281,211	46,281
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	3,896,500	3,897
TOTAL MONEY MARKET FUNDS (Cost $50,178)		50,178
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,951,066)		2,044,011
NET OTHER ASSETS - 0.6%		11,476
NET ASSETS - 100%		$ 2,055,487
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,039
Fidelity Securities Lending Cash Central Fund	9
Total	$ 1,048
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,044,011	$ 2,021,983	$ 22,028	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,780) - See accompanying schedule: Unaffiliated issuers (cost $1,900,888)	$ 1,993,833
Fidelity Central Funds (cost $50,178)	50,178
Total Investments (cost $1,951,066)		$ 2,044,011
Cash		281
Receivable for investments sold		27,100
Receivable for fund shares sold		931
Dividends receivable		4,583
Interest receivable		227
Distributions receivable from Fidelity Central Funds		65
Prepaid expenses		6
Total assets		2,077,204

Liabilities
Payable for investments purchased	$ 10,521
Payable for fund shares redeemed	5,136
Accrued management fee	972
Distribution fees payable	652
Other affiliated payables	517
Other payables and accrued expenses	22
Collateral on securities loaned, at value	3,897
Total liabilities		21,717

Net Assets		$ 2,055,487
Net Assets consist of:
Paid in capital		$ 1,910,569
Undistributed net investment income		9,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,054
Net unrealized appreciation (depreciation) on investments		92,945
Net Assets		$ 2,055,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($402,145 ÷ 34,308 shares)	$ 11.72

Maximum offering price per share (100/94.25 of $11.72)	$ 12.44
Class T: Net Asset Value and redemption price per share ($556,626 ÷ 47,722 shares)	$ 11.66

Maximum offering price per share (100/96.50 of $11.66)	$ 12.08
Class B: Net Asset Value and offering price per share ($171,918 ÷ 15,120 shares)A	$ 11.37

Class C: Net Asset Value and offering price per share ($215,961 ÷ 19,004 shares)A	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($708,837 ÷ 59,790 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)
Investment Income
Dividends		$ 25,242
Interest		211
Income from Fidelity Central Funds		1,048
Total income		26,501

Expenses
Management fee	$ 6,862
Transfer agent fees	2,902
Distribution fees	4,647
Accounting and security lending fees	368
Custodian fees and expenses	24
Independent trustees' compensation	6
Registration fees	55
Audit	26
Legal	10
Miscellaneous	187
Total expenses before reductions	15,087
Expense reductions	(20)	15,067
Net investment income (loss)		11,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,343
Foreign currency transactions	6
Futures contracts	2,968
Total net realized gain (loss)		51,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,433)
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		(281,438)
Net gain (loss)		(230,121)
Net increase (decrease) in net assets resulting from operations		$ (218,687)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,434	$ 26,201
Net realized gain (loss)	51,317	259,200
Change in net unrealized appreciation (depreciation)	(281,438)	(123,572)
Net increase (decrease) in net assets resulting from operations	(218,687)	161,829
Distributions to shareholders from net investment income	(17,860)	(31,058)
Distributions to shareholders from net realized gain	(209,478)	(72,705)
Total distributions	(227,338)	(103,763)
Share transactions - net increase (decrease)	(452,384)	(682,915)
Total increase (decrease) in net assets	(898,409)	(624,849)

Net Assets
Beginning of period	2,953,896	3,578,745
End of period (including undistributed net investment income of $9,919 and undistributed net investment income of $18,980, respectively)	$ 2,055,487	$ 2,953,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 13.61	$ 12.08	$ 11.49	$ 10.67	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.06	.12	.11	.08	.13 H	.06
Net realized and unrealized gain (loss)	(1.00)	.43	1.44	.63	.75	.70
Total from investment operations	(.94)	.55	1.55	.71	.88	.76
Distributions from net investment income	(.10)	(.14)	(.02)	(.12)	(.06)	(.06)
Distributions from net realized gain	(.99)	(.28)	-	-	-	-
Total distributions	(1.09)	(.41) J	(.02)	(.12)	(.06)	(.06)
Net asset value, end of period	$ 11.72	$ 13.75	$ 13.61	$ 12.08	$ 11.49	$ 10.67
Total Return B,C,D	(7.36)%	4.12%	12.86%	6.22%	8.27%	7.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.14% A	1.12%	1.13%	1.15%	1.15%	1.14%
Expenses net of fee waivers, if any	1.14% A	1.12%	1.13%	1.15%	1.15%	1.14%
Expenses net of all reductions	1.14% A	1.11%	1.12%	1.13%	1.14%	1.11%
Net investment income (loss)	1.02% A	.84%	.90%	.68%	1.13%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 402	$ 529	$ 530	$ 473	$ 469	$ 331
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 13.52	$ 12.00	$ 11.42	$ 10.60	$ 9.91
Income from Investment Operations
Net investment income (loss) E	.05	.09	.09	.06	.11 H	.04
Net realized and unrealized gain (loss)	(1.01)	.44	1.43	.62	.75	.69
Total from investment operations	(.96)	.53	1.52	.68	.86	.73
Distributions from net investment income	(.06)	(.10)	-	(.10)	(.04)	(.04)
Distributions from net realized gain	(.99)	(.28)	-	-	-	-
Total distributions	(1.05)	(.38) J	-	(.10)	(.04)	(.04)
Net asset value, end of period	$ 11.66	$ 13.67	$ 13.52	$ 12.00	$ 11.42	$ 10.60
Total Return B,C,D	(7.53)%	3.97%	12.67%	5.99%	8.13%	7.42%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.33%	1.32%	1.31%	1.33%	1.35%
Expenses net of fee waivers, if any	1.34% A	1.33%	1.32%	1.31%	1.33%	1.35%
Expenses net of all reductions	1.34% A	1.32%	1.32%	1.29%	1.32%	1.32%
Net investment income (loss)	.82% A	.63%	.71%	.52%	.95%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 557	$ 962	$ 1,257	$ 1,511	$ 2,673	$ 2,091
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 13.14	$ 11.74	$ 11.16	$ 10.39	$ 9.72
Income from Investment Operations
Net investment income (loss) E	.01	- J	.01	(.01)	.04 H	(.02)
Net realized and unrealized gain (loss)	(.97)	.43	1.39	.61	.73	.69
Total from investment operations	(.96)	.43	1.40	.60	.77	.67
Distributions from net investment income	-	(.01)	-	(.02)	-	-
Distributions from net realized gain	(.96)	(.28)	-	-	-	-
Total distributions	(.96)	(.28) K	-	(.02)	-	-
Net asset value, end of period	$ 11.37	$ 13.29	$ 13.14	$ 11.74	$ 11.16	$ 10.39
Total Return B,C,D	(7.70)%	3.32%	11.93%	5.38%	7.41%	6.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.92%	1.93%	1.95%	1.95%	1.92%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.93%	1.95%	1.95%	1.92%
Expenses net of all reductions	1.91% A	1.92%	1.93%	1.94%	1.94%	1.90%
Net investment income (loss)	.24% A	.04%	.10%	(.12)%	.33%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 238	$ 314	$ 439	$ 559	$ 538
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 13.17	$ 11.76	$ 11.18	$ 10.40	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.02	.01	.02	(.01)	.04 H	(.01)
Net realized and unrealized gain (loss)	(.98)	.43	1.39	.62	.74	.68
Total from investment operations	(.96)	.44	1.41	.61	.78	.67
Distributions from net investment income	-	(.04)	-	(.03)	-	-
Distributions from net realized gain	(.98)	(.28)	-	-	-	-
Total distributions	(.98)	(.31) J	-	(.03)	-	-
Net asset value, end of period	$ 11.36	$ 13.30	$ 13.17	$ 11.76	$ 11.18	$ 10.40
Total Return B,C,D	(7.72)%	3.40%	11.99%	5.47%	7.50%	6.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.87% A	1.86%	1.87%	1.88%	1.88%	1.87%
Expenses net of fee waivers, if any	1.87% A	1.86%	1.87%	1.88%	1.88%	1.87%
Expenses net of all reductions	1.87% A	1.86%	1.86%	1.87%	1.87%	1.84%
Net investment income (loss)	.28% A	.10%	.17%	(.06)%	.40%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 277	$ 328	$ 379	$ 508	$ 460
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.92	$ 13.76	$ 12.22	$ 11.61	$ 10.78	$ 10.07
Income from Investment Operations
Net investment income (loss) D	.08	.16	.16	.12	.17 G	.10
Net realized and unrealized gain (loss)	(1.01)	.46	1.44	.64	.75	.71
Total from investment operations	(.93)	.62	1.60	.76	.92	.81
Distributions from net investment income	(.14)	(.18)	(.06)	(.15)	(.09)	(.10)
Distributions from net realized gain	(.99)	(.28)	-	-	-	-
Total distributions	(1.13)	(.46) I	(.06)	(.15)	(.09)	(.10)
Net asset value, end of period	$ 11.86	$ 13.92	$ 13.76	$ 12.22	$ 11.61	$ 10.78
Total Return B,C	(7.20)%	4.55%	13.17%	6.60%	8.57%	8.18%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.82%	.80%	.80%	.82%	.77%
Expenses net of fee waivers, if any	.81% A	.82%	.80%	.80%	.82%	.77%
Expenses net of all reductions	.81% A	.82%	.80%	.79%	.81%	.74%
Net investment income (loss)	1.34% A	1.14%	1.23%	1.02%	1.46%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 709	$ 948	$ 1,149	$ 922	$ 863	$ 617
Portfolio turnover rate F	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 278,923
Unrealized depreciation	(192,097)
Net unrealized appreciation (depreciation)	$ 86,826
Cost for federal income tax purposes	$ 1,957,185

New Accounting Pronouncement In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $642,908 and $1,324,124, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Mangement Fee - continued

management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 549	$ 25
Class T	.25%	.25%	1,940	3
Class B	.75%	.25%	980	737
Class C	.75%	.25%	1,178	50
			$ 4,647	$ 815

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41
Class T	15
Class B*	192
Class C*	5
$ 253

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 610.28
Class T	875.23
Class B	291.30
Class C	304.26
Institutional Class	822.20
	$ 2,902

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	1
Institutional Class	12
$ 18

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $371, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 3,778	$ 5,283
Class T	4,316	9,597
Class B	-	166
Class C	-	940
Institutional Class	9,766	15,072
Total	$ 17,860	$ 31,058
From net realized gain
Class A	$ 36,714	$ 10,694
Class T	67,807	25,462
Class B	16,957	6,541
Class C	20,251	6,836
Institutional Class	67,749	23,172
Total	$ 209,478	$ 72,705

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	4,456	12,496	$ 53,499	$ 172,590
Reinvestment of distributions	2,966	1,081	37,418	14,626
Shares redeemed	(11,589)	(14,083)	(138,631)	(196,191)
Net increase (decrease)	(4,167)	(506)	$ (47,714)	$ (8,975)
Class T
Shares sold	3,074	8,059	$ 36,074	$ 111,125
Reinvestment of distributions	5,598	2,544	70,320	34,250
Shares redeemed	(31,337)	(33,231)	(369,925)	(460,961)
Net increase (decrease)	(22,665)	(22,628)	$ (263,531)	$ (315,586)
Class B
Shares sold	381	779	$ 4,431	$ 10,456
Reinvestment of distributions	1,182	433	14,513	5,705
Shares redeemed	(4,358)	(7,211)	(49,727)	(96,983)
Net increase (decrease)	(2,795)	(5,999)	$ (30,783)	$ (80,822)
Class C
Shares sold	780	1,635	$ 9,083	$ 21,986
Reinvestment of distributions	1,340	480	16,436	6,319
Shares redeemed	(3,920)	(6,219)	(44,653)	(84,117)
Net increase (decrease)	(1,800)	(4,104)	$ (19,134)	$ (55,812)
Institutional Class
Shares sold	8,391	17,829	$ 102,569	$ 247,630
Reinvestment of distributions	4,390	1,993	55,945	27,217
Shares redeemed	(21,103)	(35,188)	(249,736)	(496,567)
Net increase (decrease)	(8,322)	(15,366)	$ (91,222)	$ (221,720)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0708
1.786779.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dividend Growth
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 926.40	$ 5.49
HypotheticalA	$ 1,000.00	$ 1,019.30	$ 5.76
Class T
Actual	$ 1,000.00	$ 924.70	$ 6.45
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 923.00	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 922.80	$ 8.99
HypotheticalA	$ 1,000.00	$ 1,015.65	$ 9.42
Institutional Class
Actual	$ 1,000.00	$ 928.00	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.34%
Class B	1.91%
Class C	1.87%
Institutional Class	.81%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.3	6.9
Johnson & Johnson	5.9	6.9
ConocoPhillips	4.9	1.2
Time Warner, Inc.	4.5	3.4
Cisco Systems, Inc.	3.8	2.1
American International Group, Inc.	3.7	6.2
Wyeth	3.5	3.3
AT&T, Inc.	3.5	4.0
Microsoft Corp.	2.9	2.9
Accenture Ltd. Class A	2.3	1.1
	41.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	20.5
Health Care	19.0	20.7
Financials	16.0	23.8
Consumer Discretionary	11.9	9.5
Energy	11.4	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 95.9%		Stocks 97.7%
	Bonds 0.2%		Bonds 0.0%
	Convertible Securities 0.3%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	6.1%	** Foreign investments	3.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.3%
Harley-Davidson, Inc.	152,000	$ 6,319
Media - 7.5%
Clear Channel Communications, Inc.	599,915	21,009
Omnicom Group, Inc.	508,650	24,929
The Walt Disney Co.	474,400	15,940
Time Warner, Inc.	5,810,000	92,263
		154,141
Multiline Retail - 2.0%
Kohl's Corp. (a)	370,000	16,576
Target Corp.	441,636	23,566
		40,142
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	60,000	4,356
Home Depot, Inc.	606,007	16,580
Lowe's Companies, Inc.	245,000	5,880
Sherwin-Williams Co.	47,170	2,649
Staples, Inc.	492,018	11,538
		41,003
TOTAL CONSUMER DISCRETIONARY		241,605
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	909,391	38,913
Sysco Corp.	200,000	6,172
Wal-Mart Stores, Inc.	325,153	18,774
		63,859
Household Products - 0.4%
Kimberly-Clark Corp.	138,300	8,824
TOTAL CONSUMER STAPLES		72,683
ENERGY - 11.4%
Energy Equipment & Services - 3.2%
BJ Services Co.	303,100	9,154
Diamond Offshore Drilling, Inc.	57,820	7,889
Halliburton Co.	214,800	10,435
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	660,786	$ 27,779
Transocean, Inc. (a)	79,907	12,001
		67,258
Oil, Gas & Consumable Fuels - 8.2%
Boardwalk Pipeline Partners, LP	140,000	3,744
Chesapeake Energy Corp.	327,800	17,954
ConocoPhillips	1,079,675	100,518
Copano Energy LLC	20,000	737
EOG Resources, Inc.	15,300	1,968
Quicksilver Resources, Inc. (a)	107,000	3,898
Sunoco, Inc.	80,000	3,558
Ultra Petroleum Corp. (a)	178,800	15,550
Valero Energy Corp.	307,055	15,611
XTO Energy, Inc.	70,475	4,484
		168,022
TOTAL ENERGY		235,280
FINANCIALS - 15.8%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	242,472	10,797
Franklin Resources, Inc.	96,700	9,788
Lehman Brothers Holdings, Inc.	210,000	7,730
		28,315
Commercial Banks - 4.1%
PNC Financial Services Group, Inc.	568,933	36,554
SunTrust Banks, Inc.	59,100	3,086
Wachovia Corp.	1,911,700	45,498
		85,138
Consumer Finance - 0.7%
American Express Co.	314,600	14,582
Diversified Financial Services - 3.0%
Bank of America Corp.	1,252,440	42,595
CIT Group, Inc.	343,600	3,436
Citigroup, Inc.	757,430	16,580
		62,611
Insurance - 6.1%
American International Group, Inc.	2,107,692	75,877
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	592,100	$ 42,081
MetLife, Inc.	107,900	6,477
		124,435
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	307,200	8,301
Washington Mutual, Inc.	137,100	1,237
		9,538
TOTAL FINANCIALS		324,619
HEALTH CARE - 19.0%
Biotechnology - 0.6%
Amgen, Inc. (a)	252,000	11,096
Health Care Providers & Services - 6.3%
Cardinal Health, Inc.	2,295,405	129,777
Pharmaceuticals - 12.1%
Allergan, Inc.	42,000	2,420
Johnson & Johnson	1,822,468	121,632
Merck & Co., Inc.	713,395	27,794
Schering-Plough Corp.	1,182,270	24,118
Wyeth	1,640,800	72,966
		248,930
TOTAL HEALTH CARE		389,803
INDUSTRIALS - 8.5%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	427,900	25,511
Raytheon Co.	266,400	17,012
The Boeing Co.	225,800	18,689
		61,212
Air Freight & Logistics - 1.3%
FedEx Corp.	79,700	7,309
United Parcel Service, Inc. Class B	284,410	20,199
		27,508
Airlines - 0.8%
AMR Corp. (a)	1,087,700	7,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	711,000	$ 4,373
Northwest Airlines Corp. (a)	675,000	4,766
		16,960
Electrical Equipment - 1.2%
Cooper Industries Ltd. Class A	519,127	24,207
Industrial Conglomerates - 0.8%
General Electric Co.	366,709	11,265
Tyco International Ltd.	124,000	5,604
		16,869
Machinery - 1.4%
Illinois Tool Works, Inc.	353,426	18,979
Ingersoll-Rand Co. Ltd. Class A	210,100	9,253
		28,232
TOTAL INDUSTRIALS		174,988
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	2,921,400	78,060
Corning, Inc.	240,000	6,562
Motorola, Inc.	4,309,089	40,204
		124,826
Computers & Peripherals - 1.1%
EMC Corp. (a)	545,800	9,519
Hewlett-Packard Co.	286,300	13,473
		22,992
Electronic Equipment & Instruments - 1.1%
Tyco Electronics Ltd.	586,077	23,513
IT Services - 3.4%
Accenture Ltd. Class A	1,176,140	48,010
The Western Union Co.	976,306	23,080
		71,090
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	384,000	13,482
Applied Materials, Inc.	613,300	12,149
Cymer, Inc. (a)	100,000	3,092
Lam Research Corp. (a)	312,607	12,723
Linear Technology Corp.	343,781	12,641
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	549,623	$ 11,570
Novellus Systems, Inc. (a)	350,000	8,362
		74,019
Software - 4.5%
Microsoft Corp.	2,058,023	58,283
Oracle Corp. (a)	1,460,800	33,365
		91,648
TOTAL INFORMATION TECHNOLOGY		408,088
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,814,516	72,399
Qwest Communications International, Inc. (d)	4,532,043	21,980
Verizon Communications, Inc.	739,228	28,438
		122,817
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	40,000	1,922
TOTAL COMMON STOCKS (Cost $1,878,889)		1,971,805
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Washington Mutual, Inc.	48	4,948
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,800)		4,948
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,407
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 4.5% 2/15/24	$ 520	$ 419
TOTAL CONVERTIBLE BONDS		2,826
Nonconvertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	3,660	3,074
TOTAL CORPORATE BONDS (Cost $6,033)		5,900
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills, yield at date of purchase 1.05% to 1.32% 7/3/08 to 7/10/08 (Cost $11,166)	11,200	11,180
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	46,281,211	46,281
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	3,896,500	3,897
TOTAL MONEY MARKET FUNDS (Cost $50,178)		50,178
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,951,066)		2,044,011
NET OTHER ASSETS - 0.6%		11,476
NET ASSETS - 100%		$ 2,055,487
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,039
Fidelity Securities Lending Cash Central Fund	9
Total	$ 1,048
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,044,011	$ 2,021,983	$ 22,028	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,780) - See accompanying schedule: Unaffiliated issuers (cost $1,900,888)	$ 1,993,833
Fidelity Central Funds (cost $50,178)	50,178
Total Investments (cost $1,951,066)		$ 2,044,011
Cash		281
Receivable for investments sold		27,100
Receivable for fund shares sold		931
Dividends receivable		4,583
Interest receivable		227
Distributions receivable from Fidelity Central Funds		65
Prepaid expenses		6
Total assets		2,077,204

Liabilities
Payable for investments purchased	$ 10,521
Payable for fund shares redeemed	5,136
Accrued management fee	972
Distribution fees payable	652
Other affiliated payables	517
Other payables and accrued expenses	22
Collateral on securities loaned, at value	3,897
Total liabilities		21,717

Net Assets		$ 2,055,487
Net Assets consist of:
Paid in capital		$ 1,910,569
Undistributed net investment income		9,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,054
Net unrealized appreciation (depreciation) on investments		92,945
Net Assets		$ 2,055,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($402,145 ÷ 34,308 shares)	$ 11.72

Maximum offering price per share (100/94.25 of $11.72)	$ 12.44
Class T: Net Asset Value and redemption price per share ($556,626 ÷ 47,722 shares)	$ 11.66

Maximum offering price per share (100/96.50 of $11.66)	$ 12.08
Class B: Net Asset Value and offering price per share ($171,918 ÷ 15,120 shares)A	$ 11.37

Class C: Net Asset Value and offering price per share ($215,961 ÷ 19,004 shares)A	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($708,837 ÷ 59,790 shares)	$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)
Investment Income
Dividends		$ 25,242
Interest		211
Income from Fidelity Central Funds		1,048
Total income		26,501

Expenses
Management fee	$ 6,862
Transfer agent fees	2,902
Distribution fees	4,647
Accounting and security lending fees	368
Custodian fees and expenses	24
Independent trustees' compensation	6
Registration fees	55
Audit	26
Legal	10
Miscellaneous	187
Total expenses before reductions	15,087
Expense reductions	(20)	15,067
Net investment income (loss)		11,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,343
Foreign currency transactions	6
Futures contracts	2,968
Total net realized gain (loss)		51,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,433)
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		(281,438)
Net gain (loss)		(230,121)
Net increase (decrease) in net assets resulting from operations		$ (218,687)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,434	$ 26,201
Net realized gain (loss)	51,317	259,200
Change in net unrealized appreciation (depreciation)	(281,438)	(123,572)
Net increase (decrease) in net assets resulting from operations	(218,687)	161,829
Distributions to shareholders from net investment income	(17,860)	(31,058)
Distributions to shareholders from net realized gain	(209,478)	(72,705)
Total distributions	(227,338)	(103,763)
Share transactions - net increase (decrease)	(452,384)	(682,915)
Total increase (decrease) in net assets	(898,409)	(624,849)

Net Assets
Beginning of period	2,953,896	3,578,745
End of period (including undistributed net investment income of $9,919 and undistributed net investment income of $18,980, respectively)	$ 2,055,487	$ 2,953,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 13.61	$ 12.08	$ 11.49	$ 10.67	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.06	.12	.11	.08	.13 H	.06
Net realized and unrealized gain (loss)	(1.00)	.43	1.44	.63	.75	.70
Total from investment operations	(.94)	.55	1.55	.71	.88	.76
Distributions from net investment income	(.10)	(.14)	(.02)	(.12)	(.06)	(.06)
Distributions from net realized gain	(.99)	(.28)	-	-	-	-
Total distributions	(1.09)	(.41) J	(.02)	(.12)	(.06)	(.06)
Net asset value, end of period	$ 11.72	$ 13.75	$ 13.61	$ 12.08	$ 11.49	$ 10.67
Total Return B,C,D	(7.36)%	4.12%	12.86%	6.22%	8.27%	7.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.14% A	1.12%	1.13%	1.15%	1.15%	1.14%
Expenses net of fee waivers, if any	1.14% A	1.12%	1.13%	1.15%	1.15%	1.14%
Expenses net of all reductions	1.14% A	1.11%	1.12%	1.13%	1.14%	1.11%
Net investment income (loss)	1.02% A	.84%	.90%	.68%	1.13%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 402	$ 529	$ 530	$ 473	$ 469	$ 331
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 13.52	$ 12.00	$ 11.42	$ 10.60	$ 9.91
Income from Investment Operations
Net investment income (loss) E	.05	.09	.09	.06	.11 H	.04
Net realized and unrealized gain (loss)	(1.01)	.44	1.43	.62	.75	.69
Total from investment operations	(.96)	.53	1.52	.68	.86	.73
Distributions from net investment income	(.06)	(.10)	-	(.10)	(.04)	(.04)
Distributions from net realized gain	(.99)	(.28)	-	-	-	-
Total distributions	(1.05)	(.38) J	-	(.10)	(.04)	(.04)
Net asset value, end of period	$ 11.66	$ 13.67	$ 13.52	$ 12.00	$ 11.42	$ 10.60
Total Return B,C,D	(7.53)%	3.97%	12.67%	5.99%	8.13%	7.42%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.33%	1.32%	1.31%	1.33%	1.35%
Expenses net of fee waivers, if any	1.34% A	1.33%	1.32%	1.31%	1.33%	1.35%
Expenses net of all reductions	1.34% A	1.32%	1.32%	1.29%	1.32%	1.32%
Net investment income (loss)	.82% A	.63%	.71%	.52%	.95%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 557	$ 962	$ 1,257	$ 1,511	$ 2,673	$ 2,091
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 13.14	$ 11.74	$ 11.16	$ 10.39	$ 9.72
Income from Investment Operations
Net investment income (loss) E	.01	- J	.01	(.01)	.04 H	(.02)
Net realized and unrealized gain (loss)	(.97)	.43	1.39	.61	.73	.69
Total from investment operations	(.96)	.43	1.40	.60	.77	.67
Distributions from net investment income	-	(.01)	-	(.02)	-	-
Distributions from net realized gain	(.96)	(.28)	-	-	-	-
Total distributions	(.96)	(.28) K	-	(.02)	-	-
Net asset value, end of period	$ 11.37	$ 13.29	$ 13.14	$ 11.74	$ 11.16	$ 10.39
Total Return B,C,D	(7.70)%	3.32%	11.93%	5.38%	7.41%	6.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.92%	1.93%	1.95%	1.95%	1.92%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.93%	1.95%	1.95%	1.92%
Expenses net of all reductions	1.91% A	1.92%	1.93%	1.94%	1.94%	1.90%
Net investment income (loss)	.24% A	.04%	.10%	(.12)%	.33%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 172	$ 238	$ 314	$ 439	$ 559	$ 538
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 13.17	$ 11.76	$ 11.18	$ 10.40	$ 9.73
Income from Investment Operations
Net investment income (loss) E	.02	.01	.02	(.01)	.04 H	(.01)
Net realized and unrealized gain (loss)	(.98)	.43	1.39	.62	.74	.68
Total from investment operations	(.96)	.44	1.41	.61	.78	.67
Distributions from net investment income	-	(.04)	-	(.03)	-	-
Distributions from net realized gain	(.98)	(.28)	-	-	-	-
Total distributions	(.98)	(.31) J	-	(.03)	-	-
Net asset value, end of period	$ 11.36	$ 13.30	$ 13.17	$ 11.76	$ 11.18	$ 10.40
Total Return B,C,D	(7.72)%	3.40%	11.99%	5.47%	7.50%	6.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.87% A	1.86%	1.87%	1.88%	1.88%	1.87%
Expenses net of fee waivers, if any	1.87% A	1.86%	1.87%	1.88%	1.88%	1.87%
Expenses net of all reductions	1.87% A	1.86%	1.86%	1.87%	1.87%	1.84%
Net investment income (loss)	.28% A	.10%	.17%	(.06)%	.40%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 277	$ 328	$ 379	$ 508	$ 460
Portfolio turnover rate G	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.92	$ 13.76	$ 12.22	$ 11.61	$ 10.78	$ 10.07
Income from Investment Operations
Net investment income (loss) D	.08	.16	.16	.12	.17 G	.10
Net realized and unrealized gain (loss)	(1.01)	.46	1.44	.64	.75	.71
Total from investment operations	(.93)	.62	1.60	.76	.92	.81
Distributions from net investment income	(.14)	(.18)	(.06)	(.15)	(.09)	(.10)
Distributions from net realized gain	(.99)	(.28)	-	-	-	-
Total distributions	(1.13)	(.46) I	(.06)	(.15)	(.09)	(.10)
Net asset value, end of period	$ 11.86	$ 13.92	$ 13.76	$ 12.22	$ 11.61	$ 10.78
Total Return B,C	(7.20)%	4.55%	13.17%	6.60%	8.57%	8.18%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.82%	.80%	.80%	.82%	.77%
Expenses net of fee waivers, if any	.81% A	.82%	.80%	.80%	.82%	.77%
Expenses net of all reductions	.81% A	.82%	.80%	.79%	.81%	.74%
Net investment income (loss)	1.34% A	1.14%	1.23%	1.02%	1.46%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 709	$ 948	$ 1,149	$ 922	$ 863	$ 617
Portfolio turnover rate F	53% A	36%	29%	32%	32%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 278,923
Unrealized depreciation	(192,097)
Net unrealized appreciation (depreciation)	$ 86,826
Cost for federal income tax purposes	$ 1,957,185

New Accounting Pronouncement In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $642,908 and $1,324,124, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Mangement Fee - continued

management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 549	$ 25
Class T	.25%	.25%	1,940	3
Class B	.75%	.25%	980	737
Class C	.75%	.25%	1,178	50
			$ 4,647	$ 815

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41
Class T	15
Class B*	192
Class C*	5
$ 253

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 610.28
Class T	875.23
Class B	291.30
Class C	304.26
Institutional Class	822.20
	$ 2,902

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	1
Institutional Class	12
$ 18

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $371, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 3,778	$ 5,283
Class T	4,316	9,597
Class B	-	166
Class C	-	940
Institutional Class	9,766	15,072
Total	$ 17,860	$ 31,058
From net realized gain
Class A	$ 36,714	$ 10,694
Class T	67,807	25,462
Class B	16,957	6,541
Class C	20,251	6,836
Institutional Class	67,749	23,172
Total	$ 209,478	$ 72,705

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	4,456	12,496	$ 53,499	$ 172,590
Reinvestment of distributions	2,966	1,081	37,418	14,626
Shares redeemed	(11,589)	(14,083)	(138,631)	(196,191)
Net increase (decrease)	(4,167)	(506)	$ (47,714)	$ (8,975)
Class T
Shares sold	3,074	8,059	$ 36,074	$ 111,125
Reinvestment of distributions	5,598	2,544	70,320	34,250
Shares redeemed	(31,337)	(33,231)	(369,925)	(460,961)
Net increase (decrease)	(22,665)	(22,628)	$ (263,531)	$ (315,586)
Class B
Shares sold	381	779	$ 4,431	$ 10,456
Reinvestment of distributions	1,182	433	14,513	5,705
Shares redeemed	(4,358)	(7,211)	(49,727)	(96,983)
Net increase (decrease)	(2,795)	(5,999)	$ (30,783)	$ (80,822)
Class C
Shares sold	780	1,635	$ 9,083	$ 21,986
Reinvestment of distributions	1,340	480	16,436	6,319
Shares redeemed	(3,920)	(6,219)	(44,653)	(84,117)
Net increase (decrease)	(1,800)	(4,104)	$ (19,134)	$ (55,812)
Institutional Class
Shares sold	8,391	17,829	$ 102,569	$ 247,630
Reinvestment of distributions	4,390	1,993	55,945	27,217
Shares redeemed	(21,103)	(35,188)	(249,736)	(496,567)
Net increase (decrease)	(8,322)	(15,366)	$ (91,222)	$ (221,720)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0708
1.786780.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dynamic Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 899.00	$ 5.65
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 6.01
Class T
Actual	$ 1,000.00	$ 898.10	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.21
Class B
Actual	$ 1,000.00	$ 895.70	$ 9.29
HypotheticalA	$ 1,000.00	$ 1,015.20	$ 9.87
Class C
Actual	$ 1,000.00	$ 896.10	$ 9.10
HypotheticalA	$ 1,000.00	$ 1,015.40	$ 9.67
Institutional Class
Actual	$ 1,000.00	$ 900.70	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.70	$ 4.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.43%
Class B	1.96%
Class C	1.92%
Institutional Class	.86%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.9	5.6
Biogen Idec, Inc.	5.3	5.7
Monsanto Co.	5.3	5.4
Alstom SA	4.1	4.7
Union Pacific Corp.	2.7	1.6
Norfolk Southern Corp.	2.7	0.9
Applied Materials, Inc.	2.2	0.0
Allergan, Inc.	2.2	0.0
Qwest Communications International, Inc.	2.1	2.4
XTO Energy, Inc.	2.0	1.1
	35.5
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.7	25.6
Consumer Discretionary	19.3	16.5
Health Care	13.4	10.0
Materials	12.5	9.3
Energy	11.5	3.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007* *
	Stocks 97.6%		Stocks 99.0%
	Bonds 0.0%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	20.6%	* * Foreign investments	23.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 1.2%
The Goodyear Tire & Rubber Co. (a)	484,700	$ 12,316,227
Automobiles - 1.8%
Fiat SpA	442,189	9,854,360
Renault SA	85,858	8,815,573
		18,669,933
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	218,333	10,434,134
ITT Educational Services, Inc. (a)	184,990	13,435,824
		23,869,958
Hotels, Restaurants & Leisure - 1.8%
Accor SA	144,483	11,025,077
Paddy Power PLC (Ireland)	178,300	6,421,377
Six Flags, Inc. (a)	205,800	421,890
		17,868,344
Media - 7.9%
Mediacom Communications Corp. Class A (a)	386,164	2,398,078
The Walt Disney Co.	2,088,300	70,166,881
Viacom, Inc. Class B (non-vtg.) (a)	54,900	1,966,518
Virgin Media, Inc.	52,571	824,839
Wolters Kluwer NV (Certificaten Van Aandelen)	166,300	4,687,878
		80,044,194
Multiline Retail - 0.4%
Saks, Inc. (a)	334,500	4,622,790
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	206,900	15,020,940
bebe Stores, Inc.	69,207	791,036
Guess?, Inc.	198,477	8,103,816
		23,915,792
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	102,014	13,947,354
TOTAL CONSUMER DISCRETIONARY		195,254,592
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	270,000	15,589,800
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Bare Escentuals, Inc. (a)(d)	176,238	$ 3,535,334
TOTAL CONSUMER STAPLES		19,125,134
ENERGY - 11.5%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	61,486	5,448,889
BJ Services Co.	275,422	8,317,744
Cameron International Corp. (a)	78,280	4,166,844
FMC Technologies, Inc. (a)	44,700	3,211,695
Halliburton Co.	165,300	8,030,274
National Oilwell Varco, Inc. (a)	55,900	4,657,588
Smith International, Inc.	50,313	3,970,702
Weatherford International Ltd. (a)	122,942	5,609,843
		43,413,579
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	33,800	4,531,228
Canadian Natural Resources Ltd.	22,000	2,153,276
Chesapeake Energy Corp.	142,600	7,810,202
EOG Resources, Inc.	33,800	4,347,694
Hess Corp.	88,000	10,807,280
Petrobank Energy & Resources Ltd. (a)	55,600	3,212,320
Petroleo Brasileiro SA - Petrobras sponsored ADR	280,700	19,789,350
XTO Energy, Inc.	319,568	20,330,916
		72,982,266
TOTAL ENERGY		116,395,845
FINANCIALS - 6.0%
Capital Markets - 2.7%
Janus Capital Group, Inc.	304,076	8,818,204
Lazard Ltd. Class A	82,500	3,142,425
T. Rowe Price Group, Inc.	259,077	15,005,740
		26,966,369
Diversified Financial Services - 1.0%
Bolsa de Mercadorias & Futuros - BM&F SA	238,900	2,737,840
Bovespa Holding SA	163,000	2,683,763
CME Group, Inc.	11,200	4,819,360
		10,240,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.3%
CB Richard Ellis Group, Inc. Class A (a)	833,608	$ 18,722,836
Jones Lang LaSalle, Inc.	61,400	4,331,156
		23,053,992
TOTAL FINANCIALS		60,261,324
HEALTH CARE - 13.4%
Biotechnology - 6.9%
Biogen Idec, Inc. (a)	855,761	53,699,003
Genentech, Inc. (a)	227,467	16,120,586
		69,819,589
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	77,000	3,901,590
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	124,924	9,008,270
VCA Antech, Inc. (a)	289,662	9,086,697
		18,094,967
Life Sciences Tools & Services - 0.5%
Techne Corp. (a)	64,902	5,094,807
Pharmaceuticals - 3.8%
Allergan, Inc.	377,408	21,746,249
Elan Corp. PLC sponsored ADR (a)	618,100	15,477,224
Questcor Pharmaceuticals, Inc. (a)	125,278	637,665
		37,861,138
TOTAL HEALTH CARE		134,772,091
INDUSTRIALS - 19.7%
Airlines - 4.0%
AMR Corp. (a)	1,835,100	13,194,369
Continental Airlines, Inc. Class B (a)	638,012	9,193,753
Ryanair Holdings PLC sponsored ADR (a)(d)	403,700	10,637,495
UAL Corp.	666,771	5,694,224
US Airways Group, Inc. (a)	444,300	1,759,428
		40,479,269
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	16,900	760,500
Monster Worldwide, Inc. (a)	129,000	3,185,010
		3,945,510
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	300,400	$ 9,756,992
Alstom SA	163,626	41,245,218
		51,002,210
Machinery - 4.0%
Caterpillar, Inc.	106,406	8,793,392
Cummins, Inc.	235,834	16,607,430
Deere & Co.	179,880	14,631,439
		40,032,261
Road & Rail - 6.2%
All America Latina Logistica SA unit	295,500	4,343,932
Hertz Global Holdings, Inc. (a)	296,900	3,925,018
Norfolk Southern Corp.	399,200	26,898,096
Union Pacific Corp.	336,600	27,705,546
		62,872,592
TOTAL INDUSTRIALS		198,331,842
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	439,700	3,302,147
QUALCOMM, Inc. (a)	65,900	3,198,786
		6,500,933
Electronic Equipment & Instruments - 0.5%
Ingram Micro, Inc. Class A (a)	288,025	5,221,893
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	295,395	6,215,111
IT Services - 1.3%
Paychex, Inc.	109,800	3,793,590
Redecard SA	194,000	4,085,152
Visa, Inc.	60,436	5,219,253
		13,097,995
Semiconductors & Semiconductor Equipment - 6.8%
Altera Corp.	225,471	5,217,399
Applied Materials, Inc.	1,106,100	21,911,841
ASML Holding NV (NY Shares)	131,900	3,951,724
Infineon Technologies AG sponsored ADR (a)	164,900	1,492,345
KLA-Tencor Corp.	236,829	10,922,553
Kulicke & Soffa Industries, Inc. (a)	316,485	2,240,714
Lam Research Corp. (a)	214,780	8,741,546
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	616,900	$ 4,978,383
Novellus Systems, Inc. (a)	71,400	1,705,746
Skyworks Solutions, Inc. (a)	388,600	4,014,238
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	293,200	3,357,140
		68,533,629
Software - 0.4%
Adobe Systems, Inc. (a)	77,000	3,392,620
Autodesk, Inc. (a)	22,000	905,520
		4,298,140
TOTAL INFORMATION TECHNOLOGY		103,867,701
MATERIALS - 12.5%
Chemicals - 10.1%
FMC Corp.	195,762	14,482,473
Monsanto Co.	418,696	53,341,870
Potash Corp. of Saskatchewan, Inc.	56,900	11,327,083
Syngenta AG sponsored ADR	180,700	11,075,103
The Mosaic Co. (a)	93,683	11,740,354
		101,966,883
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	74,700	4,274,334
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	49,500	3,505,108
Freeport-McMoRan Copper & Gold, Inc. Class B	42,373	4,902,980
Goldcorp, Inc.	142,300	5,724,943
Kinross Gold Corp.	229,300	4,574,460
Newcrest Mining Ltd.	54,960	1,672,580
		20,380,071
TOTAL MATERIALS		126,621,288
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Cbeyond, Inc. (a)	292,811	5,431,644
Qwest Communications International, Inc. (d)	4,319,200	20,948,120
		26,379,764
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	5,015	$ 229,286
Centennial Communications Corp. Class A (a)	468,135	3,543,782
		3,773,068
TOTAL TELECOMMUNICATION SERVICES		30,152,832
TOTAL COMMON STOCKS (Cost $987,942,949)		984,782,649
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 1,320,000	19,800
7.9% 12/15/09 (a)	350,000	14,000
8.3% 12/15/29 (a)	3,740,000	149,600
9% 5/15/16 (a)	433,000	6,495
9.75% 5/15/21 (a)	230,000	3,450
10% 8/15/08 (a)	700,000	28,000
10.375% 2/1/11 (a)	350,000	5,250
		226,595
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		226,595
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	21,245,817	$ 21,245,817
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	23,543,400	23,543,400
TOTAL MONEY MARKET FUNDS (Cost $44,789,217)		44,789,217
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,032,940,440)		1,029,798,461
NET OTHER ASSETS - (2.1)%		(20,800,677)
NET ASSETS - 100%		$ 1,008,997,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,587,174
Fidelity Securities Lending Cash Central Fund	247,741
Total	$ 1,834,915
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,029,798,461	$ 1,029,571,866	$ 226,595	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
France	6.4%
Brazil	3.3%
Ireland	3.1%
Canada	2.9%
Switzerland	2.1%
Italy	1.0%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $57,023,447 of which $22,686,208 and $34,337,239 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,868,080) - See accompanying schedule: Unaffiliated issuers (cost $988,151,223)	$ 985,009,244
Fidelity Central Funds (cost $44,789,217)	44,789,217
Total Investments (cost $1,032,940,440)		$ 1,029,798,461
Receivable for investments sold		15,345,486
Receivable for fund shares sold		626,796
Dividends receivable		652,189
Distributions receivable from Fidelity Central Funds		323,625
Prepaid expenses		1,861
Other receivables		7,597
Total assets		1,046,756,015

Liabilities
Payable for investments purchased	$ 10,804,408
Payable for fund shares redeemed	2,343,580
Accrued management fee	475,212
Distribution fees payable	311,392
Other affiliated payables	251,435
Other payables and accrued expenses	28,804
Collateral on securities loaned, at value	23,543,400
Total liabilities		37,758,231

Net Assets		$ 1,008,997,784
Net Assets consist of:
Paid in capital		$ 1,091,867,117
Undistributed net investment income		1,975,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(81,700,453)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,144,834)
Net Assets		$ 1,008,997,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($366,870,080 ÷ 19,625,923 shares)	$ 18.69

Maximum offering price per share (100/94.25 of $18.69)	$ 19.83
Class T: Net Asset Value and redemption price per share ($232,893,136 ÷ 12,698,112 shares)	$ 18.34

Maximum offering price per share (100/96.50 of $18.34)	$ 19.01
Class B: Net Asset Value and offering price per share ($43,929,173 ÷ 2,481,826 shares)A	$ 17.70

Class C: Net Asset Value and offering price per share ($117,744,277 ÷ 6,631,289 shares)A	$ 17.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,561,118 ÷ 12,939,703 shares)	$ 19.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,889,074
Interest		26,962
Income from Fidelity Central Funds		1,834,915
Total income		8,750,951

Expenses
Management fee	$ 2,941,198
Transfer agent fees	1,375,150
Distribution fees	1,974,522
Accounting and security lending fees	176,257
Custodian fees and expenses	46,752
Independent trustees' compensation	2,249
Registration fees	57,814
Audit	24,098
Legal	3,088
Miscellaneous	211,309
Total expenses before reductions	6,812,437
Expense reductions	(37,440)	6,774,997
Net investment income (loss)		1,975,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,983,282)
Foreign currency transactions	(150,158)
Total net realized gain (loss)		(24,133,440)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,254,492)
Assets and liabilities in foreign currencies	3,238
Total change in net unrealized appreciation (depreciation)		(101,251,254)
Net gain (loss)		(125,384,694)
Net increase (decrease) in net assets resulting from operations		$ (123,408,740)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,975,954	$ (1,067,154)
Net realized gain (loss)	(24,133,440)	56,492,462
Change in net unrealized appreciation (depreciation)	(101,251,254)	41,351,214
Net increase (decrease) in net assets resulting from operations	(123,408,740)	96,776,522
Share transactions - net increase (decrease)	65,595,401	391,691,481
Total increase (decrease) in net assets	(57,813,339)	488,468,003

Net Assets
Beginning of period	1,066,811,123	578,343,120
End of period (including undistributed net investment income of $1,975,954 and $0, respectively)	$ 1,008,997,784	$ 1,066,811,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.79	$ 18.41	$ 16.27	$ 13.33	$ 13.02	$ 11.15
Income from Investment Operations
Net investment income (loss) E	.04	.02	.02	(.05) H	(.13) I, K	(.04)
Net realized and unrealized gain (loss)	(2.14)	2.36	2.12	2.99	.44	1.99
Total from investment operations	(2.10)	2.38	2.14	2.94	.31	1.95
Distributions from net investment income	-	-	-	-	-	(.08)
Net asset value, end of period	$ 18.69	$ 20.79	$ 18.41	$ 16.27	$ 13.33	$ 13.02
Total Return B, C, D	(10.10)%	12.93%	13.15%	22.06%	2.38%	17.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19% A	1.20%	1.23%	1.32%	1.38%	1.37%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.23%	1.29%	1.38%	1.37%
Expenses net of all reductions	1.18% A	1.19%	1.20%	1.22%	1.30%	1.18%
Net investment income (loss)	.48% A	.08%	.09%	(.32)% H	(1.00)% I, K	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,870	$ 417,442	$ 167,868	$ 44,542	$ 29,251	$ 33,954
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.13	$ 16.06	$ 13.19	$ 12.91	$ 11.07
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.03)	(.08) H	(.16) I, K	(.07)
Net realized and unrealized gain (loss)	(2.10)	2.32	2.10	2.95	.44	1.98
Total from investment operations	(2.08)	2.29	2.07	2.87	.28	1.91
Distributions from net investment income	-	-	-	-	-	(.07)
Net asset value, end of period	$ 18.34	$ 20.42	$ 18.13	$ 16.06	$ 13.19	$ 12.91
Total Return B, C, D	(10.19)%	12.63%	12.89%	21.76%	2.17%	17.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43% A	1.43%	1.47%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.47%	1.54%	1.59%	1.62%
Expenses net of all reductions	1.42% A	1.42%	1.45%	1.47%	1.52%	1.43%
Net investment income (loss)	.24% A	(.15)%	(.15)%	(.57)% H	(1.21)% I, K	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,893	$ 301,521	$ 224,550	$ 128,795	$ 146,833	$ 200,870
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.76	$ 17.64	$ 15.71	$ 12.97	$ 12.76	$ 10.93
Income from Investment Operations
Net investment income (loss) E	(.03)	(.13)	(.11)	(.15) H	(.23) I, K	(.13)
Net realized and unrealized gain (loss)	(2.03)	2.25	2.04	2.89	.44	1.96
Total from investment operations	(2.06)	2.12	1.93	2.74	.21	1.83
Net asset value, end of period	$ 17.70	$ 19.76	$ 17.64	$ 15.71	$ 12.97	$ 12.76
Total Return B, C, D	(10.43)%	12.02%	12.29%	21.13%	1.65%	16.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.96% A	1.98%	2.01%	2.07%	2.18%	2.15%
Expenses net of fee waivers, if any	1.96% A	1.98%	2.00%	2.05%	2.18%	2.15%
Expenses net of all reductions	1.95% A	1.98%	1.97%	1.98%	2.10%	1.97%
Net investment income (loss)	(.29)% A	(.70)%	(.68)%	(1.08)% H	(1.80)% I, K	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,929	$ 60,846	$ 66,973	$ 58,279	$ 63,970	$ 76,327
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.82	$ 17.68	$ 15.74	$ 12.99	$ 12.78	$ 10.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.11)	(.15) H	(.21) I, K	(.12)
Net realized and unrealized gain (loss)	(2.04)	2.26	2.05	2.90	.42	1.97
Total from investment operations	(2.06)	2.14	1.94	2.75	.21	1.85
Distributions from net investment income	-	-	-	-	-	(.01)
Net asset value, end of period	$ 17.76	$ 19.82	$ 17.68	$ 15.74	$ 12.99	$ 12.78
Total Return B, C, D	(10.39)%	12.10%	12.33%	21.17%	1.64%	16.93%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	1.93%	1.97%	2.06%	2.08%	2.04%
Expenses net of fee waivers, if any	1.92% A	1.93%	1.97%	2.03%	2.08%	2.04%
Expenses net of all reductions	1.92% A	1.92%	1.95%	1.97%	2.00%	1.86%
Net investment income (loss)	(.26)% A	(.65)%	(.66)%	(1.07)% H	(1.70)% I, K	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,744	$ 152,514	$ 80,758	$ 41,059	$ 42,171	$ 54,362
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 18.75	$ 16.51	$ 13.48	$ 13.12	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.09	.08	(.01) G	(.08) H, J	.01
Net realized and unrealized gain (loss)	(2.19)	2.40	2.16	3.04	.44	2.00
Total from investment operations	(2.11)	2.49	2.24	3.03	.36	2.01
Distributions from net investment income	-	-	-	-	-	(.13)
Net asset value, end of period	$ 19.13	$ 21.24	$ 18.75	$ 16.51	$ 13.48	$ 13.12
Total Return B, C	(9.93)%	13.28%	13.57%	22.48%	2.74%	18.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.86%	.84%	1.01%	1.02%	.99%
Expenses net of fee waivers, if any	.86% A	.86%	.84%	1.01%	1.02%	.99%
Expenses net of all reductions	.85% A	.85%	.82%	.94%	.94%	.80%
Net investment income (loss)	.80% A	.42%	.47%	(.05)% G	(.64)% H, J	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,561	$ 134,487	$ 38,194	$ 1,827	$ 2,755	$ 2,807
Portfolio turnover rate F	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 131,738,603
Unrealized depreciation	(136,183,062)
Net unrealized appreciation (depreciation)	$ (4,444,459)
Cost for federal income tax purposes	$ 1,034,242,920

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $806,239,164 and $752,528,148, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in October 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 465,399	$ 109,949
Class T	.25%	.25%	627,583	-
Class B	.75%	.25%	244,790	183,809
Class C	.75%	.25%	636,750	231,291
			$ 1,974,522	$ 525,049

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 60,158
Class T	15,214
Class B*	50,156
Class C*	21,149
$ 146,677

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 530,055.28
Class T	341,875.27
Class B	72,610.30
Class C	168,714.27
Institutional Class	261,896.20
	$ 1,375,150

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,124 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,049 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $247,741.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,742 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,085. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6,679
Class T	1,087
Institutional Class	847
$ 8,613

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $182,153, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	3,619,953	14,797,656	$ 68,056,691	$ 293,134,757
Shares redeemed	(4,073,036)	(3,837,331)	(74,971,959)	(76,393,600)
Net increase (decrease)	(453,083)	10,960,325	$ (6,915,268)	$ 216,741,157
Class T
Shares sold	1,042,866	6,911,633	$ 18,948,433	$ 132,869,347
Shares redeemed	(3,108,925)	(4,535,975)	(56,169,248)	(89,392,867)
Net increase (decrease)	(2,066,059)	2,375,658	$ (37,220,815)	$ 43,476,480
Class B
Shares sold	144,601	1,061,975	$ 2,565,553	$ 19,896,785
Shares redeemed	(741,901)	(1,780,150)	(13,002,243)	(33,592,760)
Net increase (decrease)	(597,300)	(718,175)	$ (10,436,690)	$ (13,695,975)
Class C
Shares sold	449,149	4,480,357	$ 8,055,467	$ 84,722,118
Shares redeemed	(1,512,751)	(1,352,976)	(26,438,838)	(25,703,869)
Net increase (decrease)	(1,063,602)	3,127,381	$ (18,383,371)	$ 59,018,249
Institutional Class
Shares sold	9,952,203	5,431,205	$ 201,650,986	$ 109,355,325
Shares redeemed	(3,344,110)	(1,137,002)	(63,099,441)	(23,203,755)
Net increase (decrease)	6,608,093	4,294,203	$ 138,551,545	$ 86,151,570

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARG-USAN-0708
1.786781.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dynamic Capital Appreciation
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 899.00	$ 5.65
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 6.01
Class T
Actual	$ 1,000.00	$ 898.10	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.21
Class B
Actual	$ 1,000.00	$ 895.70	$ 9.29
HypotheticalA	$ 1,000.00	$ 1,015.20	$ 9.87
Class C
Actual	$ 1,000.00	$ 896.10	$ 9.10
HypotheticalA	$ 1,000.00	$ 1,015.40	$ 9.67
Institutional Class
Actual	$ 1,000.00	$ 900.70	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.70	$ 4.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.43%
Class B	1.96%
Class C	1.92%
Institutional Class	.86%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.9	5.6
Biogen Idec, Inc.	5.3	5.7
Monsanto Co.	5.3	5.4
Alstom SA	4.1	4.7
Union Pacific Corp.	2.7	1.6
Norfolk Southern Corp.	2.7	0.9
Applied Materials, Inc.	2.2	0.0
Allergan, Inc.	2.2	0.0
Qwest Communications International, Inc.	2.1	2.4
XTO Energy, Inc.	2.0	1.1
	35.5
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.7	25.6
Consumer Discretionary	19.3	16.5
Health Care	13.4	10.0
Materials	12.5	9.3
Energy	11.5	3.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007* *
	Stocks 97.6%		Stocks 99.0%
	Bonds 0.0%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	20.6%	* * Foreign investments	23.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 1.2%
The Goodyear Tire & Rubber Co. (a)	484,700	$ 12,316,227
Automobiles - 1.8%
Fiat SpA	442,189	9,854,360
Renault SA	85,858	8,815,573
		18,669,933
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	218,333	10,434,134
ITT Educational Services, Inc. (a)	184,990	13,435,824
		23,869,958
Hotels, Restaurants & Leisure - 1.8%
Accor SA	144,483	11,025,077
Paddy Power PLC (Ireland)	178,300	6,421,377
Six Flags, Inc. (a)	205,800	421,890
		17,868,344
Media - 7.9%
Mediacom Communications Corp. Class A (a)	386,164	2,398,078
The Walt Disney Co.	2,088,300	70,166,881
Viacom, Inc. Class B (non-vtg.) (a)	54,900	1,966,518
Virgin Media, Inc.	52,571	824,839
Wolters Kluwer NV (Certificaten Van Aandelen)	166,300	4,687,878
		80,044,194
Multiline Retail - 0.4%
Saks, Inc. (a)	334,500	4,622,790
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	206,900	15,020,940
bebe Stores, Inc.	69,207	791,036
Guess?, Inc.	198,477	8,103,816
		23,915,792
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	102,014	13,947,354
TOTAL CONSUMER DISCRETIONARY		195,254,592
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	270,000	15,589,800
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Bare Escentuals, Inc. (a)(d)	176,238	$ 3,535,334
TOTAL CONSUMER STAPLES		19,125,134
ENERGY - 11.5%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	61,486	5,448,889
BJ Services Co.	275,422	8,317,744
Cameron International Corp. (a)	78,280	4,166,844
FMC Technologies, Inc. (a)	44,700	3,211,695
Halliburton Co.	165,300	8,030,274
National Oilwell Varco, Inc. (a)	55,900	4,657,588
Smith International, Inc.	50,313	3,970,702
Weatherford International Ltd. (a)	122,942	5,609,843
		43,413,579
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	33,800	4,531,228
Canadian Natural Resources Ltd.	22,000	2,153,276
Chesapeake Energy Corp.	142,600	7,810,202
EOG Resources, Inc.	33,800	4,347,694
Hess Corp.	88,000	10,807,280
Petrobank Energy & Resources Ltd. (a)	55,600	3,212,320
Petroleo Brasileiro SA - Petrobras sponsored ADR	280,700	19,789,350
XTO Energy, Inc.	319,568	20,330,916
		72,982,266
TOTAL ENERGY		116,395,845
FINANCIALS - 6.0%
Capital Markets - 2.7%
Janus Capital Group, Inc.	304,076	8,818,204
Lazard Ltd. Class A	82,500	3,142,425
T. Rowe Price Group, Inc.	259,077	15,005,740
		26,966,369
Diversified Financial Services - 1.0%
Bolsa de Mercadorias & Futuros - BM&F SA	238,900	2,737,840
Bovespa Holding SA	163,000	2,683,763
CME Group, Inc.	11,200	4,819,360
		10,240,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.3%
CB Richard Ellis Group, Inc. Class A (a)	833,608	$ 18,722,836
Jones Lang LaSalle, Inc.	61,400	4,331,156
		23,053,992
TOTAL FINANCIALS		60,261,324
HEALTH CARE - 13.4%
Biotechnology - 6.9%
Biogen Idec, Inc. (a)	855,761	53,699,003
Genentech, Inc. (a)	227,467	16,120,586
		69,819,589
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	77,000	3,901,590
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	124,924	9,008,270
VCA Antech, Inc. (a)	289,662	9,086,697
		18,094,967
Life Sciences Tools & Services - 0.5%
Techne Corp. (a)	64,902	5,094,807
Pharmaceuticals - 3.8%
Allergan, Inc.	377,408	21,746,249
Elan Corp. PLC sponsored ADR (a)	618,100	15,477,224
Questcor Pharmaceuticals, Inc. (a)	125,278	637,665
		37,861,138
TOTAL HEALTH CARE		134,772,091
INDUSTRIALS - 19.7%
Airlines - 4.0%
AMR Corp. (a)	1,835,100	13,194,369
Continental Airlines, Inc. Class B (a)	638,012	9,193,753
Ryanair Holdings PLC sponsored ADR (a)(d)	403,700	10,637,495
UAL Corp.	666,771	5,694,224
US Airways Group, Inc. (a)	444,300	1,759,428
		40,479,269
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	16,900	760,500
Monster Worldwide, Inc. (a)	129,000	3,185,010
		3,945,510
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	300,400	$ 9,756,992
Alstom SA	163,626	41,245,218
		51,002,210
Machinery - 4.0%
Caterpillar, Inc.	106,406	8,793,392
Cummins, Inc.	235,834	16,607,430
Deere & Co.	179,880	14,631,439
		40,032,261
Road & Rail - 6.2%
All America Latina Logistica SA unit	295,500	4,343,932
Hertz Global Holdings, Inc. (a)	296,900	3,925,018
Norfolk Southern Corp.	399,200	26,898,096
Union Pacific Corp.	336,600	27,705,546
		62,872,592
TOTAL INDUSTRIALS		198,331,842
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	439,700	3,302,147
QUALCOMM, Inc. (a)	65,900	3,198,786
		6,500,933
Electronic Equipment & Instruments - 0.5%
Ingram Micro, Inc. Class A (a)	288,025	5,221,893
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	295,395	6,215,111
IT Services - 1.3%
Paychex, Inc.	109,800	3,793,590
Redecard SA	194,000	4,085,152
Visa, Inc.	60,436	5,219,253
		13,097,995
Semiconductors & Semiconductor Equipment - 6.8%
Altera Corp.	225,471	5,217,399
Applied Materials, Inc.	1,106,100	21,911,841
ASML Holding NV (NY Shares)	131,900	3,951,724
Infineon Technologies AG sponsored ADR (a)	164,900	1,492,345
KLA-Tencor Corp.	236,829	10,922,553
Kulicke & Soffa Industries, Inc. (a)	316,485	2,240,714
Lam Research Corp. (a)	214,780	8,741,546
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	616,900	$ 4,978,383
Novellus Systems, Inc. (a)	71,400	1,705,746
Skyworks Solutions, Inc. (a)	388,600	4,014,238
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	293,200	3,357,140
		68,533,629
Software - 0.4%
Adobe Systems, Inc. (a)	77,000	3,392,620
Autodesk, Inc. (a)	22,000	905,520
		4,298,140
TOTAL INFORMATION TECHNOLOGY		103,867,701
MATERIALS - 12.5%
Chemicals - 10.1%
FMC Corp.	195,762	14,482,473
Monsanto Co.	418,696	53,341,870
Potash Corp. of Saskatchewan, Inc.	56,900	11,327,083
Syngenta AG sponsored ADR	180,700	11,075,103
The Mosaic Co. (a)	93,683	11,740,354
		101,966,883
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	74,700	4,274,334
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	49,500	3,505,108
Freeport-McMoRan Copper & Gold, Inc. Class B	42,373	4,902,980
Goldcorp, Inc.	142,300	5,724,943
Kinross Gold Corp.	229,300	4,574,460
Newcrest Mining Ltd.	54,960	1,672,580
		20,380,071
TOTAL MATERIALS		126,621,288
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Cbeyond, Inc. (a)	292,811	5,431,644
Qwest Communications International, Inc. (d)	4,319,200	20,948,120
		26,379,764
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	5,015	$ 229,286
Centennial Communications Corp. Class A (a)	468,135	3,543,782
		3,773,068
TOTAL TELECOMMUNICATION SERVICES		30,152,832
TOTAL COMMON STOCKS (Cost $987,942,949)		984,782,649
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 1,320,000	19,800
7.9% 12/15/09 (a)	350,000	14,000
8.3% 12/15/29 (a)	3,740,000	149,600
9% 5/15/16 (a)	433,000	6,495
9.75% 5/15/21 (a)	230,000	3,450
10% 8/15/08 (a)	700,000	28,000
10.375% 2/1/11 (a)	350,000	5,250
		226,595
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		226,595
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	21,245,817	$ 21,245,817
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	23,543,400	23,543,400
TOTAL MONEY MARKET FUNDS (Cost $44,789,217)		44,789,217
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,032,940,440)		1,029,798,461
NET OTHER ASSETS - (2.1)%		(20,800,677)
NET ASSETS - 100%		$ 1,008,997,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,587,174
Fidelity Securities Lending Cash Central Fund	247,741
Total	$ 1,834,915
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,029,798,461	$ 1,029,571,866	$ 226,595	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
France	6.4%
Brazil	3.3%
Ireland	3.1%
Canada	2.9%
Switzerland	2.1%
Italy	1.0%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $57,023,447 of which $22,686,208 and $34,337,239 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,868,080) - See accompanying schedule: Unaffiliated issuers (cost $988,151,223)	$ 985,009,244
Fidelity Central Funds (cost $44,789,217)	44,789,217
Total Investments (cost $1,032,940,440)		$ 1,029,798,461
Receivable for investments sold		15,345,486
Receivable for fund shares sold		626,796
Dividends receivable		652,189
Distributions receivable from Fidelity Central Funds		323,625
Prepaid expenses		1,861
Other receivables		7,597
Total assets		1,046,756,015

Liabilities
Payable for investments purchased	$ 10,804,408
Payable for fund shares redeemed	2,343,580
Accrued management fee	475,212
Distribution fees payable	311,392
Other affiliated payables	251,435
Other payables and accrued expenses	28,804
Collateral on securities loaned, at value	23,543,400
Total liabilities		37,758,231

Net Assets		$ 1,008,997,784
Net Assets consist of:
Paid in capital		$ 1,091,867,117
Undistributed net investment income		1,975,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(81,700,453)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,144,834)
Net Assets		$ 1,008,997,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($366,870,080 ÷ 19,625,923 shares)	$ 18.69

Maximum offering price per share (100/94.25 of $18.69)	$ 19.83
Class T: Net Asset Value and redemption price per share ($232,893,136 ÷ 12,698,112 shares)	$ 18.34

Maximum offering price per share (100/96.50 of $18.34)	$ 19.01
Class B: Net Asset Value and offering price per share ($43,929,173 ÷ 2,481,826 shares)A	$ 17.70

Class C: Net Asset Value and offering price per share ($117,744,277 ÷ 6,631,289 shares)A	$ 17.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($247,561,118 ÷ 12,939,703 shares)	$ 19.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,889,074
Interest		26,962
Income from Fidelity Central Funds		1,834,915
Total income		8,750,951

Expenses
Management fee	$ 2,941,198
Transfer agent fees	1,375,150
Distribution fees	1,974,522
Accounting and security lending fees	176,257
Custodian fees and expenses	46,752
Independent trustees' compensation	2,249
Registration fees	57,814
Audit	24,098
Legal	3,088
Miscellaneous	211,309
Total expenses before reductions	6,812,437
Expense reductions	(37,440)	6,774,997
Net investment income (loss)		1,975,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,983,282)
Foreign currency transactions	(150,158)
Total net realized gain (loss)		(24,133,440)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,254,492)
Assets and liabilities in foreign currencies	3,238
Total change in net unrealized appreciation (depreciation)		(101,251,254)
Net gain (loss)		(125,384,694)
Net increase (decrease) in net assets resulting from operations		$ (123,408,740)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,975,954	$ (1,067,154)
Net realized gain (loss)	(24,133,440)	56,492,462
Change in net unrealized appreciation (depreciation)	(101,251,254)	41,351,214
Net increase (decrease) in net assets resulting from operations	(123,408,740)	96,776,522
Share transactions - net increase (decrease)	65,595,401	391,691,481
Total increase (decrease) in net assets	(57,813,339)	488,468,003

Net Assets
Beginning of period	1,066,811,123	578,343,120
End of period (including undistributed net investment income of $1,975,954 and $0, respectively)	$ 1,008,997,784	$ 1,066,811,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.79	$ 18.41	$ 16.27	$ 13.33	$ 13.02	$ 11.15
Income from Investment Operations
Net investment income (loss) E	.04	.02	.02	(.05) H	(.13) I, K	(.04)
Net realized and unrealized gain (loss)	(2.14)	2.36	2.12	2.99	.44	1.99
Total from investment operations	(2.10)	2.38	2.14	2.94	.31	1.95
Distributions from net investment income	-	-	-	-	-	(.08)
Net asset value, end of period	$ 18.69	$ 20.79	$ 18.41	$ 16.27	$ 13.33	$ 13.02
Total Return B, C, D	(10.10)%	12.93%	13.15%	22.06%	2.38%	17.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19% A	1.20%	1.23%	1.32%	1.38%	1.37%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.23%	1.29%	1.38%	1.37%
Expenses net of all reductions	1.18% A	1.19%	1.20%	1.22%	1.30%	1.18%
Net investment income (loss)	.48% A	.08%	.09%	(.32)% H	(1.00)% I, K	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,870	$ 417,442	$ 167,868	$ 44,542	$ 29,251	$ 33,954
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.13	$ 16.06	$ 13.19	$ 12.91	$ 11.07
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.03)	(.08) H	(.16) I, K	(.07)
Net realized and unrealized gain (loss)	(2.10)	2.32	2.10	2.95	.44	1.98
Total from investment operations	(2.08)	2.29	2.07	2.87	.28	1.91
Distributions from net investment income	-	-	-	-	-	(.07)
Net asset value, end of period	$ 18.34	$ 20.42	$ 18.13	$ 16.06	$ 13.19	$ 12.91
Total Return B, C, D	(10.19)%	12.63%	12.89%	21.76%	2.17%	17.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43% A	1.43%	1.47%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.47%	1.54%	1.59%	1.62%
Expenses net of all reductions	1.42% A	1.42%	1.45%	1.47%	1.52%	1.43%
Net investment income (loss)	.24% A	(.15)%	(.15)%	(.57)% H	(1.21)% I, K	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,893	$ 301,521	$ 224,550	$ 128,795	$ 146,833	$ 200,870
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.76	$ 17.64	$ 15.71	$ 12.97	$ 12.76	$ 10.93
Income from Investment Operations
Net investment income (loss) E	(.03)	(.13)	(.11)	(.15) H	(.23) I, K	(.13)
Net realized and unrealized gain (loss)	(2.03)	2.25	2.04	2.89	.44	1.96
Total from investment operations	(2.06)	2.12	1.93	2.74	.21	1.83
Net asset value, end of period	$ 17.70	$ 19.76	$ 17.64	$ 15.71	$ 12.97	$ 12.76
Total Return B, C, D	(10.43)%	12.02%	12.29%	21.13%	1.65%	16.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.96% A	1.98%	2.01%	2.07%	2.18%	2.15%
Expenses net of fee waivers, if any	1.96% A	1.98%	2.00%	2.05%	2.18%	2.15%
Expenses net of all reductions	1.95% A	1.98%	1.97%	1.98%	2.10%	1.97%
Net investment income (loss)	(.29)% A	(.70)%	(.68)%	(1.08)% H	(1.80)% I, K	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,929	$ 60,846	$ 66,973	$ 58,279	$ 63,970	$ 76,327
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.82	$ 17.68	$ 15.74	$ 12.99	$ 12.78	$ 10.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.11)	(.15) H	(.21) I, K	(.12)
Net realized and unrealized gain (loss)	(2.04)	2.26	2.05	2.90	.42	1.97
Total from investment operations	(2.06)	2.14	1.94	2.75	.21	1.85
Distributions from net investment income	-	-	-	-	-	(.01)
Net asset value, end of period	$ 17.76	$ 19.82	$ 17.68	$ 15.74	$ 12.99	$ 12.78
Total Return B, C, D	(10.39)%	12.10%	12.33%	21.17%	1.64%	16.93%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	1.93%	1.97%	2.06%	2.08%	2.04%
Expenses net of fee waivers, if any	1.92% A	1.93%	1.97%	2.03%	2.08%	2.04%
Expenses net of all reductions	1.92% A	1.92%	1.95%	1.97%	2.00%	1.86%
Net investment income (loss)	(.26)% A	(.65)%	(.66)%	(1.07)% H	(1.70)% I, K	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,744	$ 152,514	$ 80,758	$ 41,059	$ 42,171	$ 54,362
Portfolio turnover rate G	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 18.75	$ 16.51	$ 13.48	$ 13.12	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.08	.09	.08	(.01) G	(.08) H, J	.01
Net realized and unrealized gain (loss)	(2.19)	2.40	2.16	3.04	.44	2.00
Total from investment operations	(2.11)	2.49	2.24	3.03	.36	2.01
Distributions from net investment income	-	-	-	-	-	(.13)
Net asset value, end of period	$ 19.13	$ 21.24	$ 18.75	$ 16.51	$ 13.48	$ 13.12
Total Return B, C	(9.93)%	13.28%	13.57%	22.48%	2.74%	18.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.86%	.84%	1.01%	1.02%	.99%
Expenses net of fee waivers, if any	.86% A	.86%	.84%	1.01%	1.02%	.99%
Expenses net of all reductions	.85% A	.85%	.82%	.94%	.94%	.80%
Net investment income (loss)	.80% A	.42%	.47%	(.05)% G	(.64)% H, J	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,561	$ 134,487	$ 38,194	$ 1,827	$ 2,755	$ 2,807
Portfolio turnover rate F	153% A	139%	150%	204%	201%	300%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 131,738,603
Unrealized depreciation	(136,183,062)
Net unrealized appreciation (depreciation)	$ (4,444,459)
Cost for federal income tax purposes	$ 1,034,242,920

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $806,239,164 and $752,528,148, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in October 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 465,399	$ 109,949
Class T	.25%	.25%	627,583	-
Class B	.75%	.25%	244,790	183,809
Class C	.75%	.25%	636,750	231,291
			$ 1,974,522	$ 525,049

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 60,158
Class T	15,214
Class B*	50,156
Class C*	21,149
$ 146,677

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 530,055.28
Class T	341,875.27
Class B	72,610.30
Class C	168,714.27
Institutional Class	261,896.20
	$ 1,375,150

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,124 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,049 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $247,741.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,742 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,085. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6,679
Class T	1,087
Institutional Class	847
$ 8,613

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $182,153, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	3,619,953	14,797,656	$ 68,056,691	$ 293,134,757
Shares redeemed	(4,073,036)	(3,837,331)	(74,971,959)	(76,393,600)
Net increase (decrease)	(453,083)	10,960,325	$ (6,915,268)	$ 216,741,157
Class T
Shares sold	1,042,866	6,911,633	$ 18,948,433	$ 132,869,347
Shares redeemed	(3,108,925)	(4,535,975)	(56,169,248)	(89,392,867)
Net increase (decrease)	(2,066,059)	2,375,658	$ (37,220,815)	$ 43,476,480
Class B
Shares sold	144,601	1,061,975	$ 2,565,553	$ 19,896,785
Shares redeemed	(741,901)	(1,780,150)	(13,002,243)	(33,592,760)
Net increase (decrease)	(597,300)	(718,175)	$ (10,436,690)	$ (13,695,975)
Class C
Shares sold	449,149	4,480,357	$ 8,055,467	$ 84,722,118
Shares redeemed	(1,512,751)	(1,352,976)	(26,438,838)	(25,703,869)
Net increase (decrease)	(1,063,602)	3,127,381	$ (18,383,371)	$ 59,018,249
Institutional Class
Shares sold	9,952,203	5,431,205	$ 201,650,986	$ 109,355,325
Shares redeemed	(3,344,110)	(1,137,002)	(63,099,441)	(23,203,755)
Net increase (decrease)	6,608,093	4,294,203	$ 138,551,545	$ 86,151,570
Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARGI-USAN-0708
1.786782.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 949.60	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.81
Class T
Actual	$ 1,000.00	$ 948.70	$ 6.43
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.66
Class B
Actual	$ 1,000.00	$ 946.00	$ 9.29
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 945.90	$ 9.24
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 951.20	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.05	$ 3.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.32%
Class B	1.91%
Class C	1.90%
Institutional Class	.79%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc.	4.6	5.1
Applied Materials, Inc.	3.1	2.5
The Mosaic Co.	2.6	0.6
Nokia Corp. sponsored ADR	2.5	5.6
Annaly Capital Management, Inc.	2.1	0.0
Medco Health Solutions, Inc.	2.1	0.5
VeriSign, Inc.	1.8	1.2
Denbury Resources, Inc.	1.8	0.8
CSL Ltd.	1.7	0.7
Fording Canadian Coal Trust	1.7	0.0
	24.0
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	36.2
Financials	16.9	11.7
Energy	13.1	10.6
Materials	13.1	1.8
Health Care	11.9	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 98.6%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	26.9%	** Foreign investments	27.0%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 0.2%
Harley-Davidson, Inc.	277,100	$ 11,519
Diversified Consumer Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	630,800	30,146
Strayer Education, Inc.	244,200	48,816
		78,962
Hotels, Restaurants & Leisure - 0.8%
BJ's Restaurants, Inc. (a)	137,008	1,756
McDonald's Corp.	571,124	33,879
Starwood Hotels & Resorts Worldwide, Inc.	208,100	10,072
		45,707
Leisure Equipment & Products - 0.8%
Nikon Corp.	1,352,000	43,083
Media - 1.2%
Focus Media Holding Ltd. ADR (a)(d)	822,648	33,144
National CineMedia, Inc.	659,714	13,128
The DIRECTV Group, Inc. (a)	696,300	19,566
		65,838
Specialty Retail - 0.5%
DSW, Inc. Class A (a)(d)	937,317	13,844
Gamestop Corp. Class A (a)	242,400	12,023
		25,867
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (d)	449,989	14,395
LVMH Moet Hennessy - Louis Vuitton	48,800	5,710
		20,105
TOTAL CONSUMER DISCRETIONARY		291,081
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	1,758,215	75,234
Whole Foods Market, Inc. (d)	592,221	17,174
		92,408
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	58,100	2,508
Nestle SA sponsored ADR	486,800	60,071
		62,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.6%
Procter & Gamble Co.	1,346,683	$ 88,948
TOTAL CONSUMER STAPLES		243,935
ENERGY - 13.1%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	51,200	5,218
FMC Technologies, Inc. (a)	153,850	11,054
National Oilwell Varco, Inc. (a)	662,352	55,187
Smith International, Inc.	560,616	44,244
Transocean, Inc. (a)	243,600	36,586
		152,289
Oil, Gas & Consumable Fuels - 10.4%
Chesapeake Energy Corp.	618,609	33,881
Denbury Resources, Inc. (a)	2,879,301	97,983
EOG Resources, Inc.	490,869	63,140
Galp Energia SGPS SA Class B	863,959	21,787
Hess Corp.	182,500	22,413
OAO Gazprom sponsored ADR	773,125	46,774
Occidental Petroleum Corp.	74,300	6,830
Petroleo Brasileiro SA - Petrobras sponsored ADR	951,400	67,074
Reliance Industries Ltd.	267,954	15,276
Southwestern Energy Co. (a)	1,135,582	50,352
Ultra Petroleum Corp. (a)	839,182	72,984
Valero Energy Corp.	582,718	29,625
Williams Companies, Inc.	1,397,553	53,163
		581,282
TOTAL ENERGY		733,571
FINANCIALS - 16.9%
Capital Markets - 2.4%
Charles Schwab Corp.	2,606,528	57,813
Franklin Resources, Inc.	110,526	11,187
JMP Group, Inc.	82,700	600
Lehman Brothers Holdings, Inc.	1,282,043	47,192
Northern Trust Corp.	232,900	17,700
		134,492
Commercial Banks - 0.1%
UCBH Holdings, Inc.	792,600	3,868
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
SLM Corp. (a)	826,906	$ 18,746
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	1,390,821	59,805
KKR Financial Holdings LLC	3,033,079	36,882
MSCI, Inc. Class A	474,210	16,858
		113,545
Insurance - 8.5%
AFLAC, Inc.	614,700	41,265
American International Group, Inc.	671,400	24,170
Assurant, Inc.	395,644	26,916
Berkshire Hathaway, Inc.:
Class A (a)	303	40,799
Class B (a)	47,846	215,217
Fidelity National Financial, Inc. Class A	1,076,800	18,413
Principal Financial Group, Inc.	477,125	25,707
Prudential Financial, Inc.	734,455	54,864
The First American Corp.	845,251	28,375
		475,726
Real Estate Investment Trusts - 2.8%
Annaly Capital Management, Inc.	6,704,470	119,407
CapitalSource, Inc. (d)	371,768	5,710
MFA Mortgage Investments, Inc.	4,394,777	31,950
		157,067
Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc. (d)	2,286,825	46,926
TOTAL FINANCIALS		950,370
HEALTH CARE - 11.9%
Biotechnology - 4.6%
Acorda Therapeutics, Inc. (a)	315,103	6,794
Biogen Idec, Inc. (a)	1,089,710	68,379
CSL Ltd.	2,549,795	96,996
Genentech, Inc. (a)	380,856	26,991
Gilead Sciences, Inc. (a)	1,055,797	58,407
		257,567
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	227,200	35,670
Baxter International, Inc.	442,346	27,027
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	343,524	$ 29,011
C.R. Bard, Inc.	300,000	27,360
Cochlear Ltd.	240,216	12,442
Covidien Ltd.	227,647	11,403
DENTSPLY International, Inc.	629,886	25,536
Mindray Medical International Ltd. sponsored ADR	444,648	18,631
		187,080
Health Care Providers & Services - 2.8%
Henry Schein, Inc. (a)	688,409	38,358
Medco Health Solutions, Inc. (a)	2,453,669	118,880
		157,238
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	554,337	45,445
Pharmaceutical Product Development, Inc.	263,470	11,648
		57,093
Pharmaceuticals - 0.2%
Novo Nordisk AS Series B	167,175	10,878
TOTAL HEALTH CARE		669,856
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	752,200	69,315
Rockwell Collins, Inc.	978,119	60,027
		129,342
Commercial Services & Supplies - 0.3%
Corrections Corp. of America (a)	370,214	9,544
Robert Half International, Inc.	202,800	4,985
		14,529
Electrical Equipment - 2.1%
Alstom SA	178,373	44,962
Vestas Wind Systems AS (a)	545,700	75,117
		120,079
Industrial Conglomerates - 1.5%
Global Consumer Acquisition Corp. unit	395,600	3,897
McDermott International, Inc. (a)	1,320,687	81,922
		85,819
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.5%
Danaher Corp.	244,200	$ 19,092
Hansen Transmission International NV	999,400	5,741
		24,833
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	267,457	13,223
TOTAL INDUSTRIALS		387,825
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	1,513,300	40,435
Corning, Inc.	847,834	23,180
Harris Corp.	539,800	35,508
Juniper Networks, Inc. (a)	1,104,200	30,388
Nokia Corp. sponsored ADR	4,869,227	138,286
Nortel Networks Corp. (a)	81,220	663
QUALCOMM, Inc.	1,433,847	69,599
Research In Motion Ltd. (a)	284,300	39,481
		377,540
Computers & Peripherals - 1.4%
Apple, Inc. (a)	58,400	11,023
SanDisk Corp. (a)	2,343,500	66,344
		77,367
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,139,836	53,151
Internet Software & Services - 3.7%
Baidu.com, Inc. sponsored ADR (a)	14,504	5,005
Google, Inc. Class A (sub. vtg.) (a)	152,912	89,576
The Knot, Inc. (a)	770,585	8,946
VeriSign, Inc. (a)(d)	2,574,128	103,068
		206,595
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	1,932,238	68,169
ExlService Holdings, Inc. (a)	695,159	13,861
Infosys Technologies Ltd.	787,211	36,649
Infosys Technologies Ltd. sponsored ADR	814,400	39,995
The Western Union Co.	3,271,880	77,347
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc.	750,925	$ 64,850
WNS Holdings Ltd. ADR (a)	713,500	12,736
		313,607
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	8,716,761	172,679
Software - 1.8%
Nintendo Co. Ltd.	97,400	53,726
Ubisoft Entertainment SA (a)	233,094	22,591
VMware, Inc. Class A (d)	377,186	25,901
		102,218
TOTAL INFORMATION TECHNOLOGY		1,303,157
MATERIALS - 13.1%
Chemicals - 4.8%
FMC Corp.	338,073	25,011
Israel Chemicals Ltd.	1,172,100	26,861
Monsanto Co.	343,958	43,820
Novozymes AS Series B	169,825	18,135
The Mosaic Co. (a)	1,160,388	145,420
W.R. Grace & Co. (a)	216,836	5,872
		265,119
Metals & Mining - 8.3%
ArcelorMittal SA (NY Shares) Class A	754,600	74,954
BHP Billiton PLC	872,200	33,069
Compass Minerals International, Inc.	1,273,150	92,940
Evraz Group SA GDR	273,336	32,049
Fording Canadian Coal Trust	1,195,300	94,746
Freeport-McMoRan Copper & Gold, Inc. Class B	46,800	5,415
Goldcorp, Inc.	1,884,800	75,828
JSW Steel Ltd.	382,496	10,672
Rio Tinto PLC sponsored ADR	72,500	35,018
Vedanta Resources PLC	240,700	11,939
		466,630
TOTAL MATERIALS		731,749
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.9%
Electric Utilities - 2.5%
Entergy Corp.	504,375	$ 60,913
Exelon Corp.	898,500	79,068
		139,981
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	579,699	49,987
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	685,200	30,327
TOTAL UTILITIES		220,295
TOTAL COMMON STOCKS (Cost $5,015,087)		5,531,839
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 2.44% (b)	139,720,251	139,720
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	44,817,825	44,818
TOTAL MONEY MARKET FUNDS (Cost $184,538)		184,538
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $5,199,625)		5,716,377
NET OTHER ASSETS - (1.9)%		(106,462)
NET ASSETS - 100%		$ 5,609,915
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 978
Fidelity Securities Lending Cash Central Fund	931
Total	$ 1,909
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,716,377	$ 5,662,651	$ 53,726	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.1%
Canada	5.0%
Finland	2.5%
Australia	1.9%
Luxembourg	1.9%
India	1.9%
Denmark	1.8%
Japan	1.7%
Switzerland	1.7%
United Kingdom	1.6%
Panama	1.4%
France	1.3%
Brazil	1.2%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $749,360,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,048) - See accompanying schedule: Unaffiliated issuers (cost $5,015,087)	$ 5,531,839
Fidelity Central Funds (cost $184,538)	184,538
Total Investments (cost $5,199,625)		$ 5,716,377
Foreign currency held at value (cost $3,597)		3,597
Receivable for investments sold		48,589
Receivable for fund shares sold		3,566
Dividends receivable		5,725
Distributions receivable from Fidelity Central Funds		735
Prepaid expenses		11
Other receivables		234
Total assets		5,778,834

Liabilities
Payable for investments purchased	$ 110,042
Payable for fund shares redeemed	8,433
Accrued management fee	2,563
Distribution fees payable	1,655
Other affiliated payables	1,125
Other payables and accrued expenses	283
Collateral on securities loaned, at value	44,818
Total liabilities		168,919

Net Assets		$ 5,609,915
Net Assets consist of:
Paid in capital		$ 5,887,645
Undistributed net investment income		5,876
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(800,310)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		516,704
Net Assets		$ 5,609,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,106,179 ÷ 18,133.7 shares)	$ 61.00

Maximum offering price per share (100/94.25 of $61.00)	$ 64.72
Class T: Net Asset Value and redemption price per share ($2,487,493 ÷ 40,871.0 shares)	$ 60.86

Maximum offering price per share (100/96.50 of $60.86)	$ 63.07
Class B: Net Asset Value and offering price per share ($205,436 ÷ 3,651.7 shares)A	$ 56.26

Class C: Net Asset Value and offering price per share ($278,820 ÷ 4,879.3 shares)A	$ 57.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,531,987 ÷ 23,610.9 shares)	$ 64.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 36,774
Interest		247
Income from Fidelity Central Funds		1,909
Total income		38,930

Expenses
Management fee	$ 15,466
Transfer agent fees	6,281
Distribution fees	10,235
Accounting and security lending fees	556
Custodian fees and expenses	104
Independent trustees' compensation	12
Registration fees	80
Audit	32
Legal	21
Interest	42
Miscellaneous	552
Total expenses before reductions	33,381
Expense reductions	(206)	33,175
Net investment income (loss)		5,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,331)
Foreign currency transactions	(477)
Total net realized gain (loss)		(41,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	(279,404)
Assets and liabilities in foreign currencies	(46)
Total change in net unrealized appreciation (depreciation)		(279,450)
Net gain (loss)		(321,258)
Net increase (decrease) in net assets resulting from operations		$ (315,503)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,755	$ (18,987)
Net realized gain (loss)	(41,808)	1,005,645
Change in net unrealized appreciation (depreciation)	(279,450)	327,830
Net increase (decrease) in net assets resulting from operations	(315,503)	1,314,488
Distributions to shareholders from net investment income	-	(5,369)
Share transactions - net increase (decrease)	(187,702)	(1,477,717)
Total increase (decrease) in net assets	(503,205)	(168,598)

Net Assets
Beginning of period	6,113,120	6,281,718
End of period (including undistributed net investment income of $5,876 and undistributed net investment income of $121, respectively)	$ 5,609,915	$ 6,113,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 64.24	$ 51.56	$ 48.04	$ 44.21	$ 43.05	$ 36.42
Income from Investment Operations
Net investment income (loss) E	.08	(.13)	.10	(.06)	- H, J	(.06)
Net realized and unrealized gain (loss)	(3.32)	12.81	3.42	3.89	1.16	6.69
Total from investment operations	(3.24)	12.68	3.52	3.83	1.16	6.63
Net asset value, end of period	$ 61.00	$ 64.24	$ 51.56	$ 48.04	$ 44.21	$ 43.05
Total Return B, C, D	(5.04)%	24.59%	7.33%	8.66%	2.69%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.14%	1.13%	1.14%	1.15%	1.18%
Expenses net of fee waivers, if any	1.15%A	1.14%	1.13%	1.14%	1.15%	1.18%
Expenses net of all reductions	1.15%A	1.13%	1.11%	1.10%	1.11%	1.14%
Net investment income (loss)	.26%A	(.22)%	.20%	(.14)%	.01%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,106	$ 1,232	$ 1,183	$ 1,386	$ 1,127	$ 770
Portfolio turnover rate G	158%A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 64.15	$ 51.57	$ 48.15	$ 44.39	$ 43.31	$ 36.71
Income from nvestment Operations
Net investment income (loss) E	.03	(.23)	.01	(.15)	(.08) H	(.13)
Net realized and unrealized gain (loss)	(3.32)	12.81	3.41	3.91	1.16	6.73
Total from investment operations	(3.29)	12.58	3.42	3.76	1.08	6.60
Net asset value, end of period	$ 60.86	$ 64.15	$ 51.57	$ 48.15	$ 44.39	$ 43.31
Total Return B, C, D	(5.13)%	24.39%	7.10%	8.47%	2.49%	17.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%A	1.32%	1.31%	1.33%	1.33%	1.36%
Expenses net of fee waivers, if any	1.32%A	1.32%	1.31%	1.33%	1.33%	1.36%
Expenses net of all reductions	1.31%A	1.31%	1.29%	1.29%	1.30%	1.32%
Net investment income (loss)	.09%A	(.40)%	.02%	(.34)%	(.18)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,487	$ 2,786	$ 3,001	$ 3,858	$ 5,055	$ 5,425
Portfolio turnover rate G	158%A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.12 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 59.47	$ 48.10	$ 45.19	$ 41.91	$ 41.15	$ 35.08
Income from Investment Operations
Net investment income (loss) E	(.14)	(.52)	(.28)	(.41)	(.33) H	(.33)
Net realized and unrealized gain (loss)	(3.07)	11.89	3.19	3.69	1.09	6.40
Total from investment operations	(3.21)	11.37	2.91	3.28	.76	6.07
Net asset value, end of period	$ 56.26	$ 59.47	$ 48.10	$ 45.19	$ 41.91	$ 41.15
Total Return B, C, D	(5.40)%	23.64%	6.44%	7.83%	1.85%	17.30%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.91%A	1.92%	1.94%	1.96%	2.02%	2.03%
Expenses net of fee waivers, if any	1.91%A	1.92%	1.94%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.90%A	1.91%	1.93%	1.91%	1.92%	1.91%
Net investment income (loss)	(.50)%A	(1.01)%	(.62)%	(.96)%	(.80)%	(.94)%
Supplemental Data
Net assets, end of period (in millions)	$ 205	$ 287	$ 457	$ 766	$ 1,027	$ 1,205
Portfolio turnover rate G	158%A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 60.41	$ 48.85	$ 45.88	$ 42.55	$ 41.77	$ 35.61
Income from Investment Operations
Net investment income (loss) E	(.14)	(.53)	(.27)	(.41)	(.33) H	(.34)
Net realized and unrealized gain (loss)	(3.13)	12.09	3.24	3.74	1.11	6.50
Total from investment operations	(3.27)	11.56	2.97	3.33	.78	6.16
Net asset value, end of period	$ 57.14	$ 60.41	$ 48.85	$ 45.88	$ 42.55	$ 41.77
Total Return B, C, D	(5.41)%	23.66%	6.47%	7.83%	1.87%	17.30%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.90% A	1.90%	1.92%	1.94%	1.93%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.92%	1.94%	1.93%	1.94%
Expenses net of all reductions	1.89% A	1.89%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	(.49)% A	(.99)%	(.59)%	(.95)%	(.78)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$ 279	$ 313	$ 299	$ 365	$ 481	$ 547
Portfolio turnover rate G	158% A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 68.21	$ 54.76	$ 50.86	$ 46.63	$ 45.24	$ 38.11
Income from Investment Operations
Net investment income (loss) D	.20	.08	.28	.10	.18 G	.10
Net realized and unrealized gain (loss)	(3.53)	13.59	3.62	4.13	1.21	7.03
Total from investment operations	(3.33)	13.67	3.90	4.23	1.39	7.13
Distributions from net investment income	-	(.22)	-	-	-	-
Net asset value, end of period	$ 64.88	$ 68.21	$ 54.76	$ 50.86	$ 46.63	$ 45.24
Total ReturnB, C	(4.88)%	25.06%	7.67%	9.07%	3.07%	18.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.79%	.78%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79% A	.79%	.78%	.79%	.76%	.76%
Expenses net of all reductions	.78% A	.78%	.76%	.75%	.73%	.72%
Net investment income (loss)	.62% A	.12%	.55%	.21%	.39%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 1,532	$ 1,496	$ 1,341	$ 1,255	$ 2,692	$ 2,417
Portfolio turnover rate F	158% A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 764,815
Unrealized depreciation	(260,544)
Net unrealized appreciation (depreciation)	$ 504,271
Cost for federal income tax purposes	$ 5,212,106

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,396,294 and $4,569,838, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,420	$ 52
Class T	.25%	.25%	6,248	64
Class B	.75%	.25%	1,163	873
Class C	.75%	.25%	1,404	109
			$ 10,235	$ 1,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 70
Class T	48
Class B*	151
Class C*	7
$ 276

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,678.30
Class T	2,591.21
Class B	346.30
Class C	403.29
Institutional Class	1,263.18
	$ 6,281

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,659	3.50%	$ 42

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $931.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $166 for the period In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

reduced the Fund's custody expenses by $6. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	17
Class C	2
Institutional Class	15
$ 34

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,568, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Institutional Class	$ -	$ 5,369

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	3,466	8,712	$ 209,833	$ 500,910
Shares redeemed	(4,502)	(12,497)	(263,409)	(727,622)
Net increase (decrease)	(1,036)	(3,785)	$ (53,576)	$ (226,712)
Class T
Shares sold	4,155	7,822	$ 245,988	$ 448,929
Shares redeemed	(6,716)	(22,570)	(399,763)	(1,278,405)
Net increase (decrease)	(2,561)	(14,748)	$ (153,775)	$ (829,476)
Class B
Shares sold	138	347	$ 7,630	$ 18,673
Shares redeemed	(1,309)	(5,028)	(71,683)	(257,306)
Net increase (decrease)	(1,171)	(4,681)	$ (64,053)	$ (238,633)
Class C
Shares sold	357	681	$ 20,140	$ 38,496
Shares redeemed	(662)	(1,621)	(36,741)	(84,768)
Net increase (decrease)	(305)	(940)	$ (16,601)	$ (46,272)
Institutional Class
Shares sold	4,985	6,575	$ 309,896	$ 396,636
Reinvestment of distributions	-	80	-	4,443
Shares redeemed	(3,300)	(9,223)	(209,593)	(537,703)
Net increase (decrease)	1,685	(2,568)	$ 100,303	$ (136,624)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0708
1.786783.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Equity Growth
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 949.60	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.81
Class T
Actual	$ 1,000.00	$ 948.70	$ 6.43
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.66
Class B
Actual	$ 1,000.00	$ 946.00	$ 9.29
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 945.90	$ 9.24
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 951.20	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.05	$ 3.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.32%
Class B	1.91%
Class C	1.90%
Institutional Class	.79%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc.	4.6	5.1
Applied Materials, Inc.	3.1	2.5
The Mosaic Co.	2.6	0.6
Nokia Corp. sponsored ADR	2.5	5.6
Annaly Capital Management, Inc.	2.1	0.0
Medco Health Solutions, Inc.	2.1	0.5
VeriSign, Inc.	1.8	1.2
Denbury Resources, Inc.	1.8	0.8
CSL Ltd.	1.7	0.7
Fording Canadian Coal Trust	1.7	0.0
	24.0
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	36.2
Financials	16.9	11.7
Energy	13.1	10.6
Materials	13.1	1.8
Health Care	11.9	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 98.6%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	26.9%	** Foreign investments	27.0%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 0.2%
Harley-Davidson, Inc.	277,100	$ 11,519
Diversified Consumer Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	630,800	30,146
Strayer Education, Inc.	244,200	48,816
		78,962
Hotels, Restaurants & Leisure - 0.8%
BJ's Restaurants, Inc. (a)	137,008	1,756
McDonald's Corp.	571,124	33,879
Starwood Hotels & Resorts Worldwide, Inc.	208,100	10,072
		45,707
Leisure Equipment & Products - 0.8%
Nikon Corp.	1,352,000	43,083
Media - 1.2%
Focus Media Holding Ltd. ADR (a)(d)	822,648	33,144
National CineMedia, Inc.	659,714	13,128
The DIRECTV Group, Inc. (a)	696,300	19,566
		65,838
Specialty Retail - 0.5%
DSW, Inc. Class A (a)(d)	937,317	13,844
Gamestop Corp. Class A (a)	242,400	12,023
		25,867
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (d)	449,989	14,395
LVMH Moet Hennessy - Louis Vuitton	48,800	5,710
		20,105
TOTAL CONSUMER DISCRETIONARY		291,081
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	1,758,215	75,234
Whole Foods Market, Inc. (d)	592,221	17,174
		92,408
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	58,100	2,508
Nestle SA sponsored ADR	486,800	60,071
		62,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.6%
Procter & Gamble Co.	1,346,683	$ 88,948
TOTAL CONSUMER STAPLES		243,935
ENERGY - 13.1%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	51,200	5,218
FMC Technologies, Inc. (a)	153,850	11,054
National Oilwell Varco, Inc. (a)	662,352	55,187
Smith International, Inc.	560,616	44,244
Transocean, Inc. (a)	243,600	36,586
		152,289
Oil, Gas & Consumable Fuels - 10.4%
Chesapeake Energy Corp.	618,609	33,881
Denbury Resources, Inc. (a)	2,879,301	97,983
EOG Resources, Inc.	490,869	63,140
Galp Energia SGPS SA Class B	863,959	21,787
Hess Corp.	182,500	22,413
OAO Gazprom sponsored ADR	773,125	46,774
Occidental Petroleum Corp.	74,300	6,830
Petroleo Brasileiro SA - Petrobras sponsored ADR	951,400	67,074
Reliance Industries Ltd.	267,954	15,276
Southwestern Energy Co. (a)	1,135,582	50,352
Ultra Petroleum Corp. (a)	839,182	72,984
Valero Energy Corp.	582,718	29,625
Williams Companies, Inc.	1,397,553	53,163
		581,282
TOTAL ENERGY		733,571
FINANCIALS - 16.9%
Capital Markets - 2.4%
Charles Schwab Corp.	2,606,528	57,813
Franklin Resources, Inc.	110,526	11,187
JMP Group, Inc.	82,700	600
Lehman Brothers Holdings, Inc.	1,282,043	47,192
Northern Trust Corp.	232,900	17,700
		134,492
Commercial Banks - 0.1%
UCBH Holdings, Inc.	792,600	3,868
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
SLM Corp. (a)	826,906	$ 18,746
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	1,390,821	59,805
KKR Financial Holdings LLC	3,033,079	36,882
MSCI, Inc. Class A	474,210	16,858
		113,545
Insurance - 8.5%
AFLAC, Inc.	614,700	41,265
American International Group, Inc.	671,400	24,170
Assurant, Inc.	395,644	26,916
Berkshire Hathaway, Inc.:
Class A (a)	303	40,799
Class B (a)	47,846	215,217
Fidelity National Financial, Inc. Class A	1,076,800	18,413
Principal Financial Group, Inc.	477,125	25,707
Prudential Financial, Inc.	734,455	54,864
The First American Corp.	845,251	28,375
		475,726
Real Estate Investment Trusts - 2.8%
Annaly Capital Management, Inc.	6,704,470	119,407
CapitalSource, Inc. (d)	371,768	5,710
MFA Mortgage Investments, Inc.	4,394,777	31,950
		157,067
Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc. (d)	2,286,825	46,926
TOTAL FINANCIALS		950,370
HEALTH CARE - 11.9%
Biotechnology - 4.6%
Acorda Therapeutics, Inc. (a)	315,103	6,794
Biogen Idec, Inc. (a)	1,089,710	68,379
CSL Ltd.	2,549,795	96,996
Genentech, Inc. (a)	380,856	26,991
Gilead Sciences, Inc. (a)	1,055,797	58,407
		257,567
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	227,200	35,670
Baxter International, Inc.	442,346	27,027
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	343,524	$ 29,011
C.R. Bard, Inc.	300,000	27,360
Cochlear Ltd.	240,216	12,442
Covidien Ltd.	227,647	11,403
DENTSPLY International, Inc.	629,886	25,536
Mindray Medical International Ltd. sponsored ADR	444,648	18,631
		187,080
Health Care Providers & Services - 2.8%
Henry Schein, Inc. (a)	688,409	38,358
Medco Health Solutions, Inc. (a)	2,453,669	118,880
		157,238
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	554,337	45,445
Pharmaceutical Product Development, Inc.	263,470	11,648
		57,093
Pharmaceuticals - 0.2%
Novo Nordisk AS Series B	167,175	10,878
TOTAL HEALTH CARE		669,856
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	752,200	69,315
Rockwell Collins, Inc.	978,119	60,027
		129,342
Commercial Services & Supplies - 0.3%
Corrections Corp. of America (a)	370,214	9,544
Robert Half International, Inc.	202,800	4,985
		14,529
Electrical Equipment - 2.1%
Alstom SA	178,373	44,962
Vestas Wind Systems AS (a)	545,700	75,117
		120,079
Industrial Conglomerates - 1.5%
Global Consumer Acquisition Corp. unit	395,600	3,897
McDermott International, Inc. (a)	1,320,687	81,922
		85,819
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.5%
Danaher Corp.	244,200	$ 19,092
Hansen Transmission International NV	999,400	5,741
		24,833
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	267,457	13,223
TOTAL INDUSTRIALS		387,825
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	1,513,300	40,435
Corning, Inc.	847,834	23,180
Harris Corp.	539,800	35,508
Juniper Networks, Inc. (a)	1,104,200	30,388
Nokia Corp. sponsored ADR	4,869,227	138,286
Nortel Networks Corp. (a)	81,220	663
QUALCOMM, Inc.	1,433,847	69,599
Research In Motion Ltd. (a)	284,300	39,481
		377,540
Computers & Peripherals - 1.4%
Apple, Inc. (a)	58,400	11,023
SanDisk Corp. (a)	2,343,500	66,344
		77,367
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,139,836	53,151
Internet Software & Services - 3.7%
Baidu.com, Inc. sponsored ADR (a)	14,504	5,005
Google, Inc. Class A (sub. vtg.) (a)	152,912	89,576
The Knot, Inc. (a)	770,585	8,946
VeriSign, Inc. (a)(d)	2,574,128	103,068
		206,595
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	1,932,238	68,169
ExlService Holdings, Inc. (a)	695,159	13,861
Infosys Technologies Ltd.	787,211	36,649
Infosys Technologies Ltd. sponsored ADR	814,400	39,995
The Western Union Co.	3,271,880	77,347
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc.	750,925	$ 64,850
WNS Holdings Ltd. ADR (a)	713,500	12,736
		313,607
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	8,716,761	172,679
Software - 1.8%
Nintendo Co. Ltd.	97,400	53,726
Ubisoft Entertainment SA (a)	233,094	22,591
VMware, Inc. Class A (d)	377,186	25,901
		102,218
TOTAL INFORMATION TECHNOLOGY		1,303,157
MATERIALS - 13.1%
Chemicals - 4.8%
FMC Corp.	338,073	25,011
Israel Chemicals Ltd.	1,172,100	26,861
Monsanto Co.	343,958	43,820
Novozymes AS Series B	169,825	18,135
The Mosaic Co. (a)	1,160,388	145,420
W.R. Grace & Co. (a)	216,836	5,872
		265,119
Metals & Mining - 8.3%
ArcelorMittal SA (NY Shares) Class A	754,600	74,954
BHP Billiton PLC	872,200	33,069
Compass Minerals International, Inc.	1,273,150	92,940
Evraz Group SA GDR	273,336	32,049
Fording Canadian Coal Trust	1,195,300	94,746
Freeport-McMoRan Copper & Gold, Inc. Class B	46,800	5,415
Goldcorp, Inc.	1,884,800	75,828
JSW Steel Ltd.	382,496	10,672
Rio Tinto PLC sponsored ADR	72,500	35,018
Vedanta Resources PLC	240,700	11,939
		466,630
TOTAL MATERIALS		731,749
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.9%
Electric Utilities - 2.5%
Entergy Corp.	504,375	$ 60,913
Exelon Corp.	898,500	79,068
		139,981
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	579,699	49,987
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	685,200	30,327
TOTAL UTILITIES		220,295
TOTAL COMMON STOCKS (Cost $5,015,087)		5,531,839
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 2.44% (b)	139,720,251	139,720
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	44,817,825	44,818
TOTAL MONEY MARKET FUNDS (Cost $184,538)		184,538
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $5,199,625)		5,716,377
NET OTHER ASSETS - (1.9)%		(106,462)
NET ASSETS - 100%		$ 5,609,915
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 978
Fidelity Securities Lending Cash Central Fund	931
Total	$ 1,909
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,716,377	$ 5,662,651	$ 53,726	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.1%
Canada	5.0%
Finland	2.5%
Australia	1.9%
Luxembourg	1.9%
India	1.9%
Denmark	1.8%
Japan	1.7%
Switzerland	1.7%
United Kingdom	1.6%
Panama	1.4%
France	1.3%
Brazil	1.2%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $749,360,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,048) - See accompanying schedule: Unaffiliated issuers (cost $5,015,087)	$ 5,531,839
Fidelity Central Funds (cost $184,538)	184,538
Total Investments (cost $5,199,625)		$ 5,716,377
Foreign currency held at value (cost $3,597)		3,597
Receivable for investments sold		48,589
Receivable for fund shares sold		3,566
Dividends receivable		5,725
Distributions receivable from Fidelity Central Funds		735
Prepaid expenses		11
Other receivables		234
Total assets		5,778,834

Liabilities
Payable for investments purchased	$ 110,042
Payable for fund shares redeemed	8,433
Accrued management fee	2,563
Distribution fees payable	1,655
Other affiliated payables	1,125
Other payables and accrued expenses	283
Collateral on securities loaned, at value	44,818
Total liabilities		168,919

Net Assets		$ 5,609,915
Net Assets consist of:
Paid in capital		$ 5,887,645
Undistributed net investment income		5,876
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(800,310)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		516,704
Net Assets		$ 5,609,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,106,179 ÷ 18,133.7 shares)	$ 61.00

Maximum offering price per share (100/94.25 of $61.00)	$ 64.72
Class T: Net Asset Value and redemption price per share ($2,487,493 ÷ 40,871.0 shares)	$ 60.86

Maximum offering price per share (100/96.50 of $60.86)	$ 63.07
Class B: Net Asset Value and offering price per share ($205,436 ÷ 3,651.7 shares)A	$ 56.26

Class C: Net Asset Value and offering price per share ($278,820 ÷ 4,879.3 shares)A	$ 57.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,531,987 ÷ 23,610.9 shares)	$ 64.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 36,774
Interest		247
Income from Fidelity Central Funds		1,909
Total income		38,930

Expenses
Management fee	$ 15,466
Transfer agent fees	6,281
Distribution fees	10,235
Accounting and security lending fees	556
Custodian fees and expenses	104
Independent trustees' compensation	12
Registration fees	80
Audit	32
Legal	21
Interest	42
Miscellaneous	552
Total expenses before reductions	33,381
Expense reductions	(206)	33,175
Net investment income (loss)		5,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,331)
Foreign currency transactions	(477)
Total net realized gain (loss)		(41,808)
Change in net unrealized appreciation (depreciation) on: Investment securities	(279,404)
Assets and liabilities in foreign currencies	(46)
Total change in net unrealized appreciation (depreciation)		(279,450)
Net gain (loss)		(321,258)
Net increase (decrease) in net assets resulting from operations		$ (315,503)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,755	$ (18,987)
Net realized gain (loss)	(41,808)	1,005,645
Change in net unrealized appreciation (depreciation)	(279,450)	327,830
Net increase (decrease) in net assets resulting from operations	(315,503)	1,314,488
Distributions to shareholders from net investment income	-	(5,369)
Share transactions - net increase (decrease)	(187,702)	(1,477,717)
Total increase (decrease) in net assets	(503,205)	(168,598)

Net Assets
Beginning of period	6,113,120	6,281,718
End of period (including undistributed net investment income of $5,876 and undistributed net investment income of $121, respectively)	$ 5,609,915	$ 6,113,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 64.24	$ 51.56	$ 48.04	$ 44.21	$ 43.05	$ 36.42
Income from Investment Operations
Net investment income (loss) E	.08	(.13)	.10	(.06)	- H, J	(.06)
Net realized and unrealized gain (loss)	(3.32)	12.81	3.42	3.89	1.16	6.69
Total from investment operations	(3.24)	12.68	3.52	3.83	1.16	6.63
Net asset value, end of period	$ 61.00	$ 64.24	$ 51.56	$ 48.04	$ 44.21	$ 43.05
Total Return B, C, D	(5.04)%	24.59%	7.33%	8.66%	2.69%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.14%	1.13%	1.14%	1.15%	1.18%
Expenses net of fee waivers, if any	1.15%A	1.14%	1.13%	1.14%	1.15%	1.18%
Expenses net of all reductions	1.15%A	1.13%	1.11%	1.10%	1.11%	1.14%
Net investment income (loss)	.26%A	(.22)%	.20%	(.14)%	.01%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,106	$ 1,232	$ 1,183	$ 1,386	$ 1,127	$ 770
Portfolio turnover rate G	158%A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 64.15	$ 51.57	$ 48.15	$ 44.39	$ 43.31	$ 36.71
Income from nvestment Operations
Net investment income (loss) E	.03	(.23)	.01	(.15)	(.08) H	(.13)
Net realized and unrealized gain (loss)	(3.32)	12.81	3.41	3.91	1.16	6.73
Total from investment operations	(3.29)	12.58	3.42	3.76	1.08	6.60
Net asset value, end of period	$ 60.86	$ 64.15	$ 51.57	$ 48.15	$ 44.39	$ 43.31
Total Return B, C, D	(5.13)%	24.39%	7.10%	8.47%	2.49%	17.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%A	1.32%	1.31%	1.33%	1.33%	1.36%
Expenses net of fee waivers, if any	1.32%A	1.32%	1.31%	1.33%	1.33%	1.36%
Expenses net of all reductions	1.31%A	1.31%	1.29%	1.29%	1.30%	1.32%
Net investment income (loss)	.09%A	(.40)%	.02%	(.34)%	(.18)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,487	$ 2,786	$ 3,001	$ 3,858	$ 5,055	$ 5,425
Portfolio turnover rate G	158%A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.12 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 59.47	$ 48.10	$ 45.19	$ 41.91	$ 41.15	$ 35.08
Income from Investment Operations
Net investment income (loss) E	(.14)	(.52)	(.28)	(.41)	(.33) H	(.33)
Net realized and unrealized gain (loss)	(3.07)	11.89	3.19	3.69	1.09	6.40
Total from investment operations	(3.21)	11.37	2.91	3.28	.76	6.07
Net asset value, end of period	$ 56.26	$ 59.47	$ 48.10	$ 45.19	$ 41.91	$ 41.15
Total Return B, C, D	(5.40)%	23.64%	6.44%	7.83%	1.85%	17.30%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.91%A	1.92%	1.94%	1.96%	2.02%	2.03%
Expenses net of fee waivers, if any	1.91%A	1.92%	1.94%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.90%A	1.91%	1.93%	1.91%	1.92%	1.91%
Net investment income (loss)	(.50)%A	(1.01)%	(.62)%	(.96)%	(.80)%	(.94)%
Supplemental Data
Net assets, end of period (in millions)	$ 205	$ 287	$ 457	$ 766	$ 1,027	$ 1,205
Portfolio turnover rate G	158%A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 60.41	$ 48.85	$ 45.88	$ 42.55	$ 41.77	$ 35.61
Income from Investment Operations
Net investment income (loss) E	(.14)	(.53)	(.27)	(.41)	(.33) H	(.34)
Net realized and unrealized gain (loss)	(3.13)	12.09	3.24	3.74	1.11	6.50
Total from investment operations	(3.27)	11.56	2.97	3.33	.78	6.16
Net asset value, end of period	$ 57.14	$ 60.41	$ 48.85	$ 45.88	$ 42.55	$ 41.77
Total Return B, C, D	(5.41)%	23.66%	6.47%	7.83%	1.87%	17.30%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.90% A	1.90%	1.92%	1.94%	1.93%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.92%	1.94%	1.93%	1.94%
Expenses net of all reductions	1.89% A	1.89%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	(.49)% A	(.99)%	(.59)%	(.95)%	(.78)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$ 279	$ 313	$ 299	$ 365	$ 481	$ 547
Portfolio turnover rate G	158% A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 68.21	$ 54.76	$ 50.86	$ 46.63	$ 45.24	$ 38.11
Income from Investment Operations
Net investment income (loss) D	.20	.08	.28	.10	.18 G	.10
Net realized and unrealized gain (loss)	(3.53)	13.59	3.62	4.13	1.21	7.03
Total from investment operations	(3.33)	13.67	3.90	4.23	1.39	7.13
Distributions from net investment income	-	(.22)	-	-	-	-
Net asset value, end of period	$ 64.88	$ 68.21	$ 54.76	$ 50.86	$ 46.63	$ 45.24
Total ReturnB, C	(4.88)%	25.06%	7.67%	9.07%	3.07%	18.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.79%	.78%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79% A	.79%	.78%	.79%	.76%	.76%
Expenses net of all reductions	.78% A	.78%	.76%	.75%	.73%	.72%
Net investment income (loss)	.62% A	.12%	.55%	.21%	.39%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 1,532	$ 1,496	$ 1,341	$ 1,255	$ 2,692	$ 2,417
Portfolio turnover rate F	158% A	112%	103%	80%	75%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 764,815
Unrealized depreciation	(260,544)
Net unrealized appreciation (depreciation)	$ 504,271
Cost for federal income tax purposes	$ 5,212,106

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,396,294 and $4,569,838, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,420	$ 52
Class T	.25%	.25%	6,248	64
Class B	.75%	.25%	1,163	873
Class C	.75%	.25%	1,404	109
			$ 10,235	$ 1,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 70
Class T	48
Class B*	151
Class C*	7
$ 276

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,678.30
Class T	2,591.21
Class B	346.30
Class C	403.29
Institutional Class	1,263.18
	$ 6,281

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,659	3.50%	$ 42

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $931.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $166 for the period In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

reduced the Fund's custody expenses by $6. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	17
Class C	2
Institutional Class	15
$ 34

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,568, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Institutional Class	$ -	$ 5,369

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	3,466	8,712	$ 209,833	$ 500,910
Shares redeemed	(4,502)	(12,497)	(263,409)	(727,622)
Net increase (decrease)	(1,036)	(3,785)	$ (53,576)	$ (226,712)
Class T
Shares sold	4,155	7,822	$ 245,988	$ 448,929
Shares redeemed	(6,716)	(22,570)	(399,763)	(1,278,405)
Net increase (decrease)	(2,561)	(14,748)	$ (153,775)	$ (829,476)
Class B
Shares sold	138	347	$ 7,630	$ 18,673
Shares redeemed	(1,309)	(5,028)	(71,683)	(257,306)
Net increase (decrease)	(1,171)	(4,681)	$ (64,053)	$ (238,633)
Class C
Shares sold	357	681	$ 20,140	$ 38,496
Shares redeemed	(662)	(1,621)	(36,741)	(84,768)
Net increase (decrease)	(305)	(940)	$ (16,601)	$ (46,272)
Institutional Class
Shares sold	4,985	6,575	$ 309,896	$ 396,636
Reinvestment of distributions	-	80	-	4,443
Shares redeemed	(3,300)	(9,223)	(209,593)	(537,703)
Net increase (decrease)	1,685	(2,568)	$ 100,303	$ (136,624)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0708
1.786784.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 937.30	$ 4.79
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.00
Class T
Actual	$ 1,000.00	$ 936.40	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.06
Class B
Actual	$ 1,000.00	$ 933.50	$ 8.65
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Class C
Actual	$ 1,000.00	$ 933.60	$ 8.46
HypotheticalA	$ 1,000.00	$ 1,016.25	$ 8.82
Institutional Class
Actual	$ 1,000.00	$ 938.50	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.20%
Class B	1.79%
Class C	1.75%
Institutional Class	.70%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.1	5.1
Bank of America Corp.	3.3	2.7
American International Group, Inc.	3.2	4.3
AT&T, Inc.	3.1	3.2
JPMorgan Chase & Co.	2.6	2.1
Chevron Corp.	2.2	1.8
ConocoPhillips	2.1	1.6
Halliburton Co.	2.0	2.1
Verizon Communications, Inc.	1.8	1.3
Citigroup, Inc.	1.8	2.5
	27.2
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	26.9
Energy	14.7	13.8
Industrials	13.9	12.8
Information Technology	10.3	9.5
Consumer Staples	7.8	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 99.0%		Stocks 99.7%
	Convertible Securities 0.8%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	3.5%	** Foreign investments	4.0%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 0.9%
Panera Bread Co. Class A (a)(d)	580,000	$ 30,125
Red Robin Gourmet Burgers, Inc. (a)(d)	320,000	10,755
Starbucks Corp. (a)	667,000	12,133
		53,013
Household Durables - 2.2%
Garmin Ltd. (d)	380,000	18,487
Mohawk Industries, Inc. (a)(d)	400,000	30,032
Toll Brothers, Inc. (a)	2,800,000	58,996
Whirlpool Corp.	360,000	26,525
		134,040
Media - 1.9%
News Corp. Class A	1,700,000	30,515
The Walt Disney Co.	1,200,000	40,320
Time Warner, Inc.	3,000,000	47,640
		118,475
Multiline Retail - 0.3%
Target Corp.	320,000	17,075
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	1,300,000	23,686
Big 5 Sporting Goods Corp. (e)	1,300,000	11,687
Christopher & Banks Corp.	978,200	11,005
		46,378
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	1,100,000	39,930
Columbia Sportswear Co. (d)	440,000	19,281
		59,211
TOTAL CONSUMER DISCRETIONARY		428,192
CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	560,000	23,962
Wal-Mart Stores, Inc.	1,700,000	98,158
		122,120
Food Products - 1.6%
General Mills, Inc.	660,000	41,712
Hershey Co.	1,500,000	58,785
		100,497
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.7%
Clorox Co.	1,700,000	$ 97,121
Kimberly-Clark Corp.	1,100,000	70,180
		167,301
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	620,000	29,512
Tobacco - 1.1%
Altria Group, Inc.	920,000	20,479
Philip Morris International, Inc.	920,000	48,447
		68,926
TOTAL CONSUMER STAPLES		488,356
ENERGY - 14.7%
Energy Equipment & Services - 4.2%
Halliburton Co.	2,500,000	121,450
National Oilwell Varco, Inc. (a)	1,160,000	96,651
Schlumberger Ltd. (NY Shares)	400,000	40,452
		258,553
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	240,000	32,174
Chevron Corp.	1,400,000	138,810
ConocoPhillips	1,400,000	130,340
Exxon Mobil Corp.	3,600,000	319,537
Valero Energy Corp.	700,000	35,588
		656,449
TOTAL ENERGY		915,002
FINANCIALS - 26.6%
Capital Markets - 4.8%
Franklin Resources, Inc.	940,000	95,147
Lehman Brothers Holdings, Inc.	1,800,000	66,258
Northern Trust Corp.	500,000	38,000
State Street Corp.	860,000	61,937
T. Rowe Price Group, Inc.	680,000	39,386
		300,728
Commercial Banks - 3.9%
PNC Financial Services Group, Inc.	860,000	55,255
SunTrust Banks, Inc. (d)	800,000	41,768
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,100,000	$ 36,509
Wachovia Corp.	2,100,000	49,980
Wells Fargo & Co.	2,100,000	57,897
		241,409
Diversified Financial Services - 7.7%
Bank of America Corp.	6,100,000	207,461
Citigroup, Inc.	5,000,000	109,450
JPMorgan Chase & Co.	3,700,000	159,100
		476,011
Insurance - 7.6%
AFLAC, Inc.	520,000	34,908
American International Group, Inc.	5,500,000	198,000
Hartford Financial Services Group, Inc.	1,400,000	99,498
Marsh & McLennan Companies, Inc. (d)	1,800,000	49,014
MetLife, Inc.	1,000,000	60,030
Prudential Financial, Inc.	400,000	29,880
		471,330
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	1,800,000	32,058
General Growth Properties, Inc.	1,520,000	63,171
		95,229
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,700,000	38,182
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	580,000	15,672
Freddie Mac	680,000	17,286
		32,958
TOTAL FINANCIALS		1,655,847
HEALTH CARE - 7.3%
Biotechnology - 0.4%
Amgen, Inc. (a)	560,000	24,657
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	400,000	24,440
Becton, Dickinson & Co.	680,000	57,426
Covidien Ltd.	1,500,000	75,135
Stryker Corp.	80,000	5,164
		162,165
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	640,000	$ 31,008
Patterson Companies, Inc. (a)	820,000	27,888
Pediatrix Medical Group, Inc. (a)	299,600	16,127
UnitedHealth Group, Inc.	360,000	12,316
		87,339
Pharmaceuticals - 2.9%
Johnson & Johnson	1,210,000	80,755
Merck & Co., Inc.	1,800,000	70,128
Pfizer, Inc.	1,600,000	30,976
		181,859
TOTAL HEALTH CARE		456,020
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.3%
General Dynamics Corp.	380,000	35,017
Honeywell International, Inc.	660,000	39,349
Lockheed Martin Corp.	300,000	32,832
The Boeing Co.	360,000	29,797
United Technologies Corp.	980,000	69,619
		206,614
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. Class B	1,200,000	85,224
UTI Worldwide, Inc.	940,000	22,334
		107,558
Airlines - 0.3%
AMR Corp. (a)(d)	3,000,000	21,570
Construction & Engineering - 0.7%
KBR, Inc.	1,200,000	41,652
Electrical Equipment - 0.5%
Roper Industries, Inc.	440,000	28,618
Industrial Conglomerates - 2.3%
3M Co.	740,000	57,394
General Electric Co.	2,800,000	86,016
		143,410
Machinery - 3.1%
Caterpillar, Inc.	720,000	59,501
Deere & Co.	340,000	27,656
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	720,000	$ 69,610
Illinois Tool Works, Inc.	700,000	37,590
		194,357
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	920,000	104,006
Trading Companies & Distributors - 0.3%
Fastenal Co.	340,000	16,810
TOTAL INDUSTRIALS		864,595
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,300,000	34,736
Corning, Inc.	1,500,000	41,010
Harris Corp.	240,000	15,787
		91,533
Computers & Peripherals - 2.6%
Apple, Inc. (a)	80,000	15,100
Hewlett-Packard Co.	1,013,400	47,691
International Business Machines Corp.	780,000	100,955
		163,746
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	920,000	28,207
Tyco Electronics Ltd.	1,160,000	46,539
		74,746
Internet Software & Services - 0.7%
eBay, Inc. (a)	1,500,000	45,015
IT Services - 1.0%
Accenture Ltd. Class A	580,000	23,676
Convergys Corp. (a)	1,000,000	16,130
Visa, Inc.	253,200	21,866
		61,672
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	2,000,000	39,620
Intel Corp.	2,900,000	67,222
Lam Research Corp. (a)	800,000	32,560
		139,402
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Microsoft Corp.	1,200,000	$ 33,984
Oracle Corp. (a)	1,500,000	34,260
		68,244
TOTAL INFORMATION TECHNOLOGY		644,358
MATERIALS - 2.8%
Chemicals - 1.7%
Airgas, Inc.	1,300,000	76,921
Sigma Aldrich Corp.	480,000	28,205
		105,126
Containers & Packaging - 0.4%
Aptargroup, Inc.	520,000	23,254
Metals & Mining - 0.7%
Alcoa, Inc.	1,100,000	44,649
TOTAL MATERIALS		173,029
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	4,800,000	191,520
Verizon Communications, Inc.	3,000,000	115,410
		306,930
UTILITIES - 3.8%
Electric Utilities - 2.9%
Entergy Corp.	400,000	48,308
Exelon Corp.	740,000	65,120
FirstEnergy Corp.	440,000	34,632
PPL Corp.	660,000	33,865
		181,925
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	300,000	25,869
Reliant Energy, Inc. (a)	1,000,000	25,560
		51,429
TOTAL UTILITIES		233,354
TOTAL COMMON STOCKS (Cost $5,166,249)		6,165,683
Convertible Preferred Stocks - 0.8%
	Shares	Value (000s)
FINANCIALS - 0.8%
Capital Markets - 0.4%
Lehman Brothers Holdings, Inc. 7.25%	22,000	$ 23,870
Insurance - 0.4%
American International Group, Inc. Series A, 8.50%	333,300	24,579
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,998)		48,449
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.44% (b)	50,002,920	50,003
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	94,060,375	94,060
TOTAL MONEY MARKET FUNDS (Cost $144,063)		144,063
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,357,310)		6,358,195
NET OTHER ASSETS - (2.1)%		(127,951)
NET ASSETS - 100%		$ 6,230,244
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 472
Fidelity Securities Lending Cash Central Fund	596
Total	$ 1,068
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 21,359	$ -	$ -	$ 234	$ 11,687
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,358,195	$ 6,309,746	$ 48,449	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $91,798) - See accompanying schedule: Unaffiliated issuers (cost $5,184,646)	$ 6,202,445
Fidelity Central Funds (cost $144,063)	144,063
Other affiliated issuers (cost $28,601)	11,687
Total Investments (cost $5,357,310)		$ 6,358,195
Receivable for investments sold		12,096
Receivable for fund shares sold		3,577
Dividends receivable		12,679
Distributions receivable from Fidelity Central Funds		237
Prepaid expenses		13
Other receivables		117
Total assets		6,386,914

Liabilities
Payable to custodian bank	$ 4,898
Payable for investments purchased	42,730
Payable for fund shares redeemed	9,405
Accrued management fee	2,397
Distribution fees payable	1,741
Other affiliated payables	1,259
Other payables and accrued expenses	180
Collateral on securities loaned, at value	94,060
Total liabilities		156,670

Net Assets		$ 6,230,244
Net Assets consist of:
Paid in capital		$ 5,287,361
Undistributed net investment income		11,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,960)
Net unrealized appreciation (depreciation) on investments		1,000,885
Net Assets		$ 6,230,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,423,227 ÷ 52,846 shares)	$ 26.93

Maximum offering price per share (100/94.25 of $26.93)	$ 28.57
Class T: Net Asset Value and redemption price per share ($2,285,729 ÷ 83,768 shares)	$ 27.29

Maximum offering price per share (100/96.50 of $27.29)	$ 28.28
Class B: Net Asset Value and offering price per share ($235,559 ÷ 8,730 shares)A	$ 26.98

Class C: Net Asset Value and offering price per share ($326,536 ÷ 12,092 shares)A	$ 27.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,959,193 ÷ 70,727 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $234 earned from other affiliated issuers)		$ 71,447
Interest		73
Income from Fidelity Central Funds		1,068
Total income		72,588

Expenses
Management fee	$ 14,521
Transfer agent fees	6,997
Distribution fees	10,825
Accounting and security lending fees	577
Custodian fees and expenses	38
Independent trustees' compensation	13
Registration fees	99
Audit	32
Legal	21
Interest	5
Miscellaneous	428
Total expenses before reductions	33,556
Expense reductions	(71)	33,485
Net investment income (loss)		39,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(65,348)
Foreign currency transactions	85
Total net realized gain (loss)		(65,263)
Change in net unrealized appreciation (depreciation) on investment securities		(412,067)
Net gain (loss)		(477,330)
Net increase (decrease) in net assets resulting from operations		$ (438,227)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,103	$ 67,832
Net realized gain (loss)	(65,263)	426,482
Change in net unrealized appreciation (depreciation)	(412,067)	(70,119)
Net increase (decrease) in net assets resulting from operations	(438,227)	424,195
Distributions to shareholders from net investment income	(41,053)	(81,475)
Distributions to shareholders from net realized gain	(377,988)	(598,064)
Total distributions	(419,041)	(679,539)
Share transactions - net increase (decrease)	124,290	(124,798)
Total increase (decrease) in net assets	(732,978)	(380,142)

Net Assets
Beginning of period	6,963,222	7,343,364
End of period (including undistributed net investment income of $11,958 and undistributed net investment income of $13,908, respectively)	$ 6,230,244	$ 6,963,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.63	$ 31.82	$ 29.49	$ 27.59	$ 24.07	$ 21.12
Income from Investment Operations
Net investment income (loss) E	.18	.32	.36	.27	.28 H	.24
Net realized and unrealized gain (loss)	(2.01)	1.41	3.93	2.41	3.44	2.94
Total from investment operations	(1.83)	1.73	4.29	2.68	3.72	3.18
Distributions from net investment income	(.19)	(.35)	(.31)	(.32)	(.20)	(.23)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.87)	(2.92)	(1.96)	(.78)	(.20)	(.23)
Net asset value, end of period	$ 26.93	$ 30.63	$ 31.82	$ 29.49	$ 27.59	$ 24.07
Total Return B, C, D	(6.27)%	5.82%	15.44%	9.91%	15.51%	15.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	.97%	.99%	1.00%	1.01%	1.01%
Expenses net of fee waivers, if any	.99% A	.97%	.99%	1.00%	1.01%	1.01%
Expenses net of all reductions	.99% A	.96%	.98%	.98%	.99%	.98%
Net investment income (loss)	1.30% A	1.02%	1.23%	.96%	1.06%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,423	$ 1,618	$ 1,551	$ 1,176	$ 870	$ 589
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.01	$ 32.22	$ 29.83	$ 27.89	$ 24.34	$ 21.36
Income from Investment Operations
Net investment income (loss) E	.15	.25	.30	.21	.22 H	.19
Net realized and unrealized gain (loss)	(2.03)	1.44	3.98	2.44	3.49	2.98
Total from investment operations	(1.88)	1.69	4.28	2.65	3.71	3.17
Distributions from net investment income	(.16)	(.33)	(.24)	(.25)	(.16)	(.19)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.84)	(2.90)	(1.89)	(.71)	(.16)	(.19)
Net asset value, end of period	$ 27.29	$ 31.01	$ 32.22	$ 29.83	$ 27.89	$ 24.34
Total Return B, C, D	(6.36)%	5.60%	15.19%	9.68%	15.28%	14.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.18%	1.20%	1.22%	1.23%	1.25%
Expenses net of fee waivers, if any	1.20% A	1.18%	1.20%	1.22%	1.23%	1.25%
Expenses net of all reductions	1.19% A	1.18%	1.19%	1.19%	1.22%	1.22%
Net investment income (loss)	1.09% A	.81%	1.02%	.75%	.83%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 2,286	$ 2,711	$ 3,076	$ 3,000	$ 2,896	$ 2,289
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 31.89	$ 29.54	$ 27.62	$ 24.13	$ 21.18
Income from Investment Operations
Net investment income (loss) E	.07	.06	.11	.03	.06 H	.06
Net realized and unrealized gain (loss)	(2.01)	1.41	3.94	2.42	3.45	2.95
Total from investment operations	(1.94)	1.47	4.05	2.45	3.51	3.01
Distributions from net investment income	(.07)	(.12)	(.05)	(.07)	(.02)	(.06)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.75)	(2.69)	(1.70)	(.53)	(.02)	(.06)
Net asset value, end of period	$ 26.98	$ 30.67	$ 31.89	$ 29.54	$ 27.62	$ 24.13
Total Return B, C, D	(6.65)%	4.95%	14.46%	9.00%	14.55%	14.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.79%	1.83%	1.85%	1.86%	1.85%
Expenses net of fee waivers, if any	1.79% A	1.79%	1.83%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79% A	1.79%	1.82%	1.83%	1.84%	1.82%
Net investment income (loss)	.49% A	.20%	.39%	.12%	.22%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 314	$ 420	$ 504	$ 573	$ 531
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.70	$ 31.93	$ 29.59	$ 27.68	$ 24.17	$ 21.22
Income from Investment Operations
Net investment income (loss) E	.07	.08	.13	.05	.07 H	.06
Net realized and unrealized gain (loss)	(2.01)	1.42	3.95	2.42	3.46	2.96
Total from investment operations	(1.94)	1.50	4.08	2.47	3.53	3.02
Distributions from net investment income	(.08)	(.16)	(.09)	(.10)	(.02)	(.07)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.76)	(2.73)	(1.74)	(.56)	(.02)	(.07)
Net asset value, end of period	$ 27.00	$ 30.70	$ 31.93	$ 29.59	$ 27.68	$ 24.17
Total Return B, C, D	(6.64)%	5.03%	14.52%	9.07%	14.61%	14.27%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75% A	1.73%	1.76%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.73%	1.76%	1.79%	1.81%	1.81%
Expenses net of all reductions	1.75% A	1.73%	1.76%	1.77%	1.79%	1.78%
Net investment income (loss)	.53% A	.26%	.45%	.18%	.26%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 385	$ 403	$ 355	$ 313	$ 220
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.46	$ 32.64	$ 30.20	$ 28.22	$ 24.61	$ 21.59
Income from Investment Operations
Net investment income (loss) D	.22	.41	.46	.37	.37 G	.31
Net realized and unrealized gain (loss)	(2.06)	1.46	4.02	2.47	3.52	3.01
Total from investment operations	(1.84)	1.87	4.48	2.84	3.89	3.32
Distributions from net investment income	(.24)	(.48)	(.39)	(.40)	(.28)	(.30)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.92)	(3.05)	(2.04)	(.86)	(.28)	(.30)
Net asset value, end of period	$ 27.70	$ 31.46	$ 32.64	$ 30.20	$ 28.22	$ 24.61
Total Return B, C	(6.15)%	6.14%	15.75%	10.29%	15.88%	15.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.69%	.70%	.68%	.69%	.68%
Expenses net of fee waivers, if any	.70% A	.69%	.70%	.68%	.69%	.68%
Expenses net of all reductions	.70% A	.68%	.69%	.66%	.67%	.65%
Net investment income (loss)	1.58% A	1.30%	1.52%	1.28%	1.38%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 1,959	$ 1,936	$ 1,893	$ 1,896	$ 1,825	$ 1,264
Portfolio turnover rate F	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,456,622
Unrealized depreciation	(474,162)
Net unrealized appreciation (depreciation)	$ 982,460
Cost for federal income tax purposes	$ 5,375,735

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,652,307 and $1,899,341, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,825	$ 102
Class T	.25%	.25%	5,967	24
Class B	.75%	.25%	1,324	995
Class C	.75%	.25%	1,709	138
			$ 10,825	$ 1,259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 110
Class T	47
Class B*	171
Class C*	13
$ 341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,791.25
Class T	2,394.20
Class B	392.30
Class C	438.26
Institutional Class	1,982.21
	$ 6,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,356	4.71%	$ 5

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $596.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 19
Class T	17
Institutional Class	22
$ 58

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $449, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 10,188	$ 18,344
Class T	13,711	30,926
Class B	636	1,551
Class C	941	2,048
Institutional Class	15,577	28,606
Total	$ 41,053	$ 81,475

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 88,439	$ 128,939
Class T	145,290	247,901
Class B	16,980	33,852
Class C	21,072	33,144
Institutional Class	106,207	154,228
Total	$ 377,988	$ 598,064

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	5,497	14,004	$ 149,632	$ 432,090
Reinvestment of distributions	3,223	4,568	92,453	137,856
Shares redeemed	(8,694)	(14,484)	(237,667)	(447,000)
Net increase (decrease)	26	4,088	$ 4,418	$ 122,946
Class T
Shares sold	5,879	14,307	$ 161,696	$ 446,079
Reinvestment of distributions	5,297	8,871	154,051	270,894
Shares redeemed	(14,822)	(31,254)	(410,263)	(979,724)
Net increase (decrease)	(3,646)	(8,076)	$ (94,516)	$ (262,751)
Class B
Shares sold	303	1,021	$ 8,284	$ 31,432
Reinvestment of distributions	553	1,063	15,953	32,044
Shares redeemed	(2,362)	(5,017)	(63,859)	(154,179)
Net increase (decrease)	(1,506)	(2,933)	$ (39,622)	$ (90,703)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class C
Shares sold	773	2,023	$ 21,121	$ 62,453
Reinvestment of distributions	662	1,016	19,080	30,685
Shares redeemed	(1,874)	(3,132)	(50,716)	(96,775)
Net increase (decrease)	(439)	(93)	$ (10,515)	$ (3,637)
Institutional Class
Shares sold	12,094	16,561	$ 339,195	$ 522,495
Reinvestment of distributions	3,585	4,924	105,546	152,574
Shares redeemed	(6,488)	(17,954)	(180,216)	(565,722)
Net increase (decrease)	9,191	3,531	$ 264,525	$ 109,347

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0708
1.786785.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 937.30	$ 4.79
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 5.00
Class T
Actual	$ 1,000.00	$ 936.40	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.06
Class B
Actual	$ 1,000.00	$ 933.50	$ 8.65
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Class C
Actual	$ 1,000.00	$ 933.60	$ 8.46
HypotheticalA	$ 1,000.00	$ 1,016.25	$ 8.82
Institutional Class
Actual	$ 1,000.00	$ 938.50	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.50	$ 3.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.20%
Class B	1.79%
Class C	1.75%
Institutional Class	.70%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.1	5.1
Bank of America Corp.	3.3	2.7
American International Group, Inc.	3.2	4.3
AT&T, Inc.	3.1	3.2
JPMorgan Chase & Co.	2.6	2.1
Chevron Corp.	2.2	1.8
ConocoPhillips	2.1	1.6
Halliburton Co.	2.0	2.1
Verizon Communications, Inc.	1.8	1.3
Citigroup, Inc.	1.8	2.5
	27.2
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	26.9
Energy	14.7	13.8
Industrials	13.9	12.8
Information Technology	10.3	9.5
Consumer Staples	7.8	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 99.0%		Stocks 99.7%
	Convertible Securities 0.8%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	3.5%	** Foreign investments	4.0%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 0.9%
Panera Bread Co. Class A (a)(d)	580,000	$ 30,125
Red Robin Gourmet Burgers, Inc. (a)(d)	320,000	10,755
Starbucks Corp. (a)	667,000	12,133
		53,013
Household Durables - 2.2%
Garmin Ltd. (d)	380,000	18,487
Mohawk Industries, Inc. (a)(d)	400,000	30,032
Toll Brothers, Inc. (a)	2,800,000	58,996
Whirlpool Corp.	360,000	26,525
		134,040
Media - 1.9%
News Corp. Class A	1,700,000	30,515
The Walt Disney Co.	1,200,000	40,320
Time Warner, Inc.	3,000,000	47,640
		118,475
Multiline Retail - 0.3%
Target Corp.	320,000	17,075
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	1,300,000	23,686
Big 5 Sporting Goods Corp. (e)	1,300,000	11,687
Christopher & Banks Corp.	978,200	11,005
		46,378
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	1,100,000	39,930
Columbia Sportswear Co. (d)	440,000	19,281
		59,211
TOTAL CONSUMER DISCRETIONARY		428,192
CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	560,000	23,962
Wal-Mart Stores, Inc.	1,700,000	98,158
		122,120
Food Products - 1.6%
General Mills, Inc.	660,000	41,712
Hershey Co.	1,500,000	58,785
		100,497
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.7%
Clorox Co.	1,700,000	$ 97,121
Kimberly-Clark Corp.	1,100,000	70,180
		167,301
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	620,000	29,512
Tobacco - 1.1%
Altria Group, Inc.	920,000	20,479
Philip Morris International, Inc.	920,000	48,447
		68,926
TOTAL CONSUMER STAPLES		488,356
ENERGY - 14.7%
Energy Equipment & Services - 4.2%
Halliburton Co.	2,500,000	121,450
National Oilwell Varco, Inc. (a)	1,160,000	96,651
Schlumberger Ltd. (NY Shares)	400,000	40,452
		258,553
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	240,000	32,174
Chevron Corp.	1,400,000	138,810
ConocoPhillips	1,400,000	130,340
Exxon Mobil Corp.	3,600,000	319,537
Valero Energy Corp.	700,000	35,588
		656,449
TOTAL ENERGY		915,002
FINANCIALS - 26.6%
Capital Markets - 4.8%
Franklin Resources, Inc.	940,000	95,147
Lehman Brothers Holdings, Inc.	1,800,000	66,258
Northern Trust Corp.	500,000	38,000
State Street Corp.	860,000	61,937
T. Rowe Price Group, Inc.	680,000	39,386
		300,728
Commercial Banks - 3.9%
PNC Financial Services Group, Inc.	860,000	55,255
SunTrust Banks, Inc. (d)	800,000	41,768
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,100,000	$ 36,509
Wachovia Corp.	2,100,000	49,980
Wells Fargo & Co.	2,100,000	57,897
		241,409
Diversified Financial Services - 7.7%
Bank of America Corp.	6,100,000	207,461
Citigroup, Inc.	5,000,000	109,450
JPMorgan Chase & Co.	3,700,000	159,100
		476,011
Insurance - 7.6%
AFLAC, Inc.	520,000	34,908
American International Group, Inc.	5,500,000	198,000
Hartford Financial Services Group, Inc.	1,400,000	99,498
Marsh & McLennan Companies, Inc. (d)	1,800,000	49,014
MetLife, Inc.	1,000,000	60,030
Prudential Financial, Inc.	400,000	29,880
		471,330
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	1,800,000	32,058
General Growth Properties, Inc.	1,520,000	63,171
		95,229
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,700,000	38,182
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	580,000	15,672
Freddie Mac	680,000	17,286
		32,958
TOTAL FINANCIALS		1,655,847
HEALTH CARE - 7.3%
Biotechnology - 0.4%
Amgen, Inc. (a)	560,000	24,657
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	400,000	24,440
Becton, Dickinson & Co.	680,000	57,426
Covidien Ltd.	1,500,000	75,135
Stryker Corp.	80,000	5,164
		162,165
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	640,000	$ 31,008
Patterson Companies, Inc. (a)	820,000	27,888
Pediatrix Medical Group, Inc. (a)	299,600	16,127
UnitedHealth Group, Inc.	360,000	12,316
		87,339
Pharmaceuticals - 2.9%
Johnson & Johnson	1,210,000	80,755
Merck & Co., Inc.	1,800,000	70,128
Pfizer, Inc.	1,600,000	30,976
		181,859
TOTAL HEALTH CARE		456,020
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.3%
General Dynamics Corp.	380,000	35,017
Honeywell International, Inc.	660,000	39,349
Lockheed Martin Corp.	300,000	32,832
The Boeing Co.	360,000	29,797
United Technologies Corp.	980,000	69,619
		206,614
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. Class B	1,200,000	85,224
UTI Worldwide, Inc.	940,000	22,334
		107,558
Airlines - 0.3%
AMR Corp. (a)(d)	3,000,000	21,570
Construction & Engineering - 0.7%
KBR, Inc.	1,200,000	41,652
Electrical Equipment - 0.5%
Roper Industries, Inc.	440,000	28,618
Industrial Conglomerates - 2.3%
3M Co.	740,000	57,394
General Electric Co.	2,800,000	86,016
		143,410
Machinery - 3.1%
Caterpillar, Inc.	720,000	59,501
Deere & Co.	340,000	27,656
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	720,000	$ 69,610
Illinois Tool Works, Inc.	700,000	37,590
		194,357
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	920,000	104,006
Trading Companies & Distributors - 0.3%
Fastenal Co.	340,000	16,810
TOTAL INDUSTRIALS		864,595
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,300,000	34,736
Corning, Inc.	1,500,000	41,010
Harris Corp.	240,000	15,787
		91,533
Computers & Peripherals - 2.6%
Apple, Inc. (a)	80,000	15,100
Hewlett-Packard Co.	1,013,400	47,691
International Business Machines Corp.	780,000	100,955
		163,746
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	920,000	28,207
Tyco Electronics Ltd.	1,160,000	46,539
		74,746
Internet Software & Services - 0.7%
eBay, Inc. (a)	1,500,000	45,015
IT Services - 1.0%
Accenture Ltd. Class A	580,000	23,676
Convergys Corp. (a)	1,000,000	16,130
Visa, Inc.	253,200	21,866
		61,672
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	2,000,000	39,620
Intel Corp.	2,900,000	67,222
Lam Research Corp. (a)	800,000	32,560
		139,402
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Microsoft Corp.	1,200,000	$ 33,984
Oracle Corp. (a)	1,500,000	34,260
		68,244
TOTAL INFORMATION TECHNOLOGY		644,358
MATERIALS - 2.8%
Chemicals - 1.7%
Airgas, Inc.	1,300,000	76,921
Sigma Aldrich Corp.	480,000	28,205
		105,126
Containers & Packaging - 0.4%
Aptargroup, Inc.	520,000	23,254
Metals & Mining - 0.7%
Alcoa, Inc.	1,100,000	44,649
TOTAL MATERIALS		173,029
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	4,800,000	191,520
Verizon Communications, Inc.	3,000,000	115,410
		306,930
UTILITIES - 3.8%
Electric Utilities - 2.9%
Entergy Corp.	400,000	48,308
Exelon Corp.	740,000	65,120
FirstEnergy Corp.	440,000	34,632
PPL Corp.	660,000	33,865
		181,925
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	300,000	25,869
Reliant Energy, Inc. (a)	1,000,000	25,560
		51,429
TOTAL UTILITIES		233,354
TOTAL COMMON STOCKS (Cost $5,166,249)		6,165,683
Convertible Preferred Stocks - 0.8%
	Shares	Value (000s)
FINANCIALS - 0.8%
Capital Markets - 0.4%
Lehman Brothers Holdings, Inc. 7.25%	22,000	$ 23,870
Insurance - 0.4%
American International Group, Inc. Series A, 8.50%	333,300	24,579
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,998)		48,449
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.44% (b)	50,002,920	50,003
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	94,060,375	94,060
TOTAL MONEY MARKET FUNDS (Cost $144,063)		144,063
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,357,310)		6,358,195
NET OTHER ASSETS - (2.1)%		(127,951)
NET ASSETS - 100%		$ 6,230,244
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 472
Fidelity Securities Lending Cash Central Fund	596
Total	$ 1,068
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 21,359	$ -	$ -	$ 234	$ 11,687
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,358,195	$ 6,309,746	$ 48,449	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $91,798) - See accompanying schedule: Unaffiliated issuers (cost $5,184,646)	$ 6,202,445
Fidelity Central Funds (cost $144,063)	144,063
Other affiliated issuers (cost $28,601)	11,687
Total Investments (cost $5,357,310)		$ 6,358,195
Receivable for investments sold		12,096
Receivable for fund shares sold		3,577
Dividends receivable		12,679
Distributions receivable from Fidelity Central Funds		237
Prepaid expenses		13
Other receivables		117
Total assets		6,386,914

Liabilities
Payable to custodian bank	$ 4,898
Payable for investments purchased	42,730
Payable for fund shares redeemed	9,405
Accrued management fee	2,397
Distribution fees payable	1,741
Other affiliated payables	1,259
Other payables and accrued expenses	180
Collateral on securities loaned, at value	94,060
Total liabilities		156,670

Net Assets		$ 6,230,244
Net Assets consist of:
Paid in capital		$ 5,287,361
Undistributed net investment income		11,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,960)
Net unrealized appreciation (depreciation) on investments		1,000,885
Net Assets		$ 6,230,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,423,227 ÷ 52,846 shares)	$ 26.93

Maximum offering price per share (100/94.25 of $26.93)	$ 28.57
Class T: Net Asset Value and redemption price per share ($2,285,729 ÷ 83,768 shares)	$ 27.29

Maximum offering price per share (100/96.50 of $27.29)	$ 28.28
Class B: Net Asset Value and offering price per share ($235,559 ÷ 8,730 shares)A	$ 26.98

Class C: Net Asset Value and offering price per share ($326,536 ÷ 12,092 shares)A	$ 27.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,959,193 ÷ 70,727 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $234 earned from other affiliated issuers)		$ 71,447
Interest		73
Income from Fidelity Central Funds		1,068
Total income		72,588

Expenses
Management fee	$ 14,521
Transfer agent fees	6,997
Distribution fees	10,825
Accounting and security lending fees	577
Custodian fees and expenses	38
Independent trustees' compensation	13
Registration fees	99
Audit	32
Legal	21
Interest	5
Miscellaneous	428
Total expenses before reductions	33,556
Expense reductions	(71)	33,485
Net investment income (loss)		39,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(65,348)
Foreign currency transactions	85
Total net realized gain (loss)		(65,263)
Change in net unrealized appreciation (depreciation) on investment securities		(412,067)
Net gain (loss)		(477,330)
Net increase (decrease) in net assets resulting from operations		$ (438,227)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,103	$ 67,832
Net realized gain (loss)	(65,263)	426,482
Change in net unrealized appreciation (depreciation)	(412,067)	(70,119)
Net increase (decrease) in net assets resulting from operations	(438,227)	424,195
Distributions to shareholders from net investment income	(41,053)	(81,475)
Distributions to shareholders from net realized gain	(377,988)	(598,064)
Total distributions	(419,041)	(679,539)
Share transactions - net increase (decrease)	124,290	(124,798)
Total increase (decrease) in net assets	(732,978)	(380,142)

Net Assets
Beginning of period	6,963,222	7,343,364
End of period (including undistributed net investment income of $11,958 and undistributed net investment income of $13,908, respectively)	$ 6,230,244	$ 6,963,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.63	$ 31.82	$ 29.49	$ 27.59	$ 24.07	$ 21.12
Income from Investment Operations
Net investment income (loss) E	.18	.32	.36	.27	.28 H	.24
Net realized and unrealized gain (loss)	(2.01)	1.41	3.93	2.41	3.44	2.94
Total from investment operations	(1.83)	1.73	4.29	2.68	3.72	3.18
Distributions from net investment income	(.19)	(.35)	(.31)	(.32)	(.20)	(.23)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.87)	(2.92)	(1.96)	(.78)	(.20)	(.23)
Net asset value, end of period	$ 26.93	$ 30.63	$ 31.82	$ 29.49	$ 27.59	$ 24.07
Total Return B, C, D	(6.27)%	5.82%	15.44%	9.91%	15.51%	15.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	.97%	.99%	1.00%	1.01%	1.01%
Expenses net of fee waivers, if any	.99% A	.97%	.99%	1.00%	1.01%	1.01%
Expenses net of all reductions	.99% A	.96%	.98%	.98%	.99%	.98%
Net investment income (loss)	1.30% A	1.02%	1.23%	.96%	1.06%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,423	$ 1,618	$ 1,551	$ 1,176	$ 870	$ 589
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.01	$ 32.22	$ 29.83	$ 27.89	$ 24.34	$ 21.36
Income from Investment Operations
Net investment income (loss) E	.15	.25	.30	.21	.22 H	.19
Net realized and unrealized gain (loss)	(2.03)	1.44	3.98	2.44	3.49	2.98
Total from investment operations	(1.88)	1.69	4.28	2.65	3.71	3.17
Distributions from net investment income	(.16)	(.33)	(.24)	(.25)	(.16)	(.19)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.84)	(2.90)	(1.89)	(.71)	(.16)	(.19)
Net asset value, end of period	$ 27.29	$ 31.01	$ 32.22	$ 29.83	$ 27.89	$ 24.34
Total Return B, C, D	(6.36)%	5.60%	15.19%	9.68%	15.28%	14.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.18%	1.20%	1.22%	1.23%	1.25%
Expenses net of fee waivers, if any	1.20% A	1.18%	1.20%	1.22%	1.23%	1.25%
Expenses net of all reductions	1.19% A	1.18%	1.19%	1.19%	1.22%	1.22%
Net investment income (loss)	1.09% A	.81%	1.02%	.75%	.83%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 2,286	$ 2,711	$ 3,076	$ 3,000	$ 2,896	$ 2,289
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 31.89	$ 29.54	$ 27.62	$ 24.13	$ 21.18
Income from Investment Operations
Net investment income (loss) E	.07	.06	.11	.03	.06 H	.06
Net realized and unrealized gain (loss)	(2.01)	1.41	3.94	2.42	3.45	2.95
Total from investment operations	(1.94)	1.47	4.05	2.45	3.51	3.01
Distributions from net investment income	(.07)	(.12)	(.05)	(.07)	(.02)	(.06)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.75)	(2.69)	(1.70)	(.53)	(.02)	(.06)
Net asset value, end of period	$ 26.98	$ 30.67	$ 31.89	$ 29.54	$ 27.62	$ 24.13
Total Return B, C, D	(6.65)%	4.95%	14.46%	9.00%	14.55%	14.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.79%	1.83%	1.85%	1.86%	1.85%
Expenses net of fee waivers, if any	1.79% A	1.79%	1.83%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79% A	1.79%	1.82%	1.83%	1.84%	1.82%
Net investment income (loss)	.49% A	.20%	.39%	.12%	.22%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 314	$ 420	$ 504	$ 573	$ 531
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.70	$ 31.93	$ 29.59	$ 27.68	$ 24.17	$ 21.22
Income from Investment Operations
Net investment income (loss) E	.07	.08	.13	.05	.07 H	.06
Net realized and unrealized gain (loss)	(2.01)	1.42	3.95	2.42	3.46	2.96
Total from investment operations	(1.94)	1.50	4.08	2.47	3.53	3.02
Distributions from net investment income	(.08)	(.16)	(.09)	(.10)	(.02)	(.07)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.76)	(2.73)	(1.74)	(.56)	(.02)	(.07)
Net asset value, end of period	$ 27.00	$ 30.70	$ 31.93	$ 29.59	$ 27.68	$ 24.17
Total Return B, C, D	(6.64)%	5.03%	14.52%	9.07%	14.61%	14.27%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75% A	1.73%	1.76%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.73%	1.76%	1.79%	1.81%	1.81%
Expenses net of all reductions	1.75% A	1.73%	1.76%	1.77%	1.79%	1.78%
Net investment income (loss)	.53% A	.26%	.45%	.18%	.26%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 385	$ 403	$ 355	$ 313	$ 220
Portfolio turnover rate G	52% A	44%	56%	45%	33%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.46	$ 32.64	$ 30.20	$ 28.22	$ 24.61	$ 21.59
Income from Investment Operations
Net investment income (loss) D	.22	.41	.46	.37	.37 G	.31
Net realized and unrealized gain (loss)	(2.06)	1.46	4.02	2.47	3.52	3.01
Total from investment operations	(1.84)	1.87	4.48	2.84	3.89	3.32
Distributions from net investment income	(.24)	(.48)	(.39)	(.40)	(.28)	(.30)
Distributions from net realized gain	(1.68)	(2.57)	(1.65)	(.46)	-	-
Total distributions	(1.92)	(3.05)	(2.04)	(.86)	(.28)	(.30)
Net asset value, end of period	$ 27.70	$ 31.46	$ 32.64	$ 30.20	$ 28.22	$ 24.61
Total Return B, C	(6.15)%	6.14%	15.75%	10.29%	15.88%	15.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.69%	.70%	.68%	.69%	.68%
Expenses net of fee waivers, if any	.70% A	.69%	.70%	.68%	.69%	.68%
Expenses net of all reductions	.70% A	.68%	.69%	.66%	.67%	.65%
Net investment income (loss)	1.58% A	1.30%	1.52%	1.28%	1.38%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 1,959	$ 1,936	$ 1,893	$ 1,896	$ 1,825	$ 1,264
Portfolio turnover rate F	52% A	44%	56%	45%	33%	44%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,456,622
Unrealized depreciation	(474,162)
Net unrealized appreciation (depreciation)	$ 982,460
Cost for federal income tax purposes	$ 5,375,735

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,652,307 and $1,899,341, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,825	$ 102
Class T	.25%	.25%	5,967	24
Class B	.75%	.25%	1,324	995
Class C	.75%	.25%	1,709	138
			$ 10,825	$ 1,259

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 110
Class T	47
Class B*	171
Class C*	13
$ 341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,791.25
Class T	2,394.20
Class B	392.30
Class C	438.26
Institutional Class	1,982.21
	$ 6,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,356	4.71%	$ 5

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $596.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 19
Class T	17
Institutional Class	22
$ 58

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $449, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 10,188	$ 18,344
Class T	13,711	30,926
Class B	636	1,551
Class C	941	2,048
Institutional Class	15,577	28,606
Total	$ 41,053	$ 81,475

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 88,439	$ 128,939
Class T	145,290	247,901
Class B	16,980	33,852
Class C	21,072	33,144
Institutional Class	106,207	154,228
Total	$ 377,988	$ 598,064

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	5,497	14,004	$ 149,632	$ 432,090
Reinvestment of distributions	3,223	4,568	92,453	137,856
Shares redeemed	(8,694)	(14,484)	(237,667)	(447,000)
Net increase (decrease)	26	4,088	$ 4,418	$ 122,946
Class T
Shares sold	5,879	14,307	$ 161,696	$ 446,079
Reinvestment of distributions	5,297	8,871	154,051	270,894
Shares redeemed	(14,822)	(31,254)	(410,263)	(979,724)
Net increase (decrease)	(3,646)	(8,076)	$ (94,516)	$ (262,751)
Class B
Shares sold	303	1,021	$ 8,284	$ 31,432
Reinvestment of distributions	553	1,063	15,953	32,044
Shares redeemed	(2,362)	(5,017)	(63,859)	(154,179)
Net increase (decrease)	(1,506)	(2,933)	$ (39,622)	$ (90,703)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class C
Shares sold	773	2,023	$ 21,121	$ 62,453
Reinvestment of distributions	662	1,016	19,080	30,685
Shares redeemed	(1,874)	(3,132)	(50,716)	(96,775)
Net increase (decrease)	(439)	(93)	$ (10,515)	$ (3,637)
Institutional Class
Shares sold	12,094	16,561	$ 339,195	$ 522,495
Reinvestment of distributions	3,585	4,924	105,546	152,574
Shares redeemed	(6,488)	(17,954)	(180,216)	(565,722)
Net increase (decrease)	9,191	3,531	$ 264,525	$ 109,347

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0708
1.786786.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 951.70	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class T
Actual	$ 1,000.00	$ 949.70	$ 7.31
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57
Class B
Actual	$ 1,000.00	$ 947.20	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Class C
Actual	$ 1,000.00	$ 947.50	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class
Actual	$ 1,000.00	$ 952.30	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	3.0
JPMorgan Chase & Co.	2.9	2.4
AT&T, Inc.	2.7	2.9
Chevron Corp.	2.7	0.0
Citigroup, Inc.	2.1	2.1
Bank of America Corp.	2.0	2.1
American International Group, Inc.	2.0	1.1
Amphenol Corp. Class A	1.6	1.3
Wells Fargo & Co.	1.4	1.0
Exelon Corp.	1.3	0.0
	23.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	22.7
Information Technology	16.3	16.4
Energy	15.5	13.1
Industrials	9.8	12.3
Consumer Discretionary	9.3	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks and Investment Companies 99.5%		Stocks 97.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	8.8%	** Foreign investments	11.6%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.4%
Fiat SpA	13,300	$ 296,396
Renault SA	1,500	154,014
Winnebago Industries, Inc.	14,700	219,324
		669,734
Diversified Consumer Services - 0.9%
H&R Block, Inc.	11,200	261,408
Hillenbrand, Inc.	9,700	214,855
Service Corp. International	60,200	644,140
Stewart Enterprises, Inc. Class A	37,400	258,060
		1,378,463
Hotels, Restaurants & Leisure - 0.9%
IHOP Corp.	9,299	436,030
McDonald's Corp.	18,100	1,073,692
		1,509,722
Household Durables - 2.6%
Beazer Homes USA, Inc. (d)	26,500	184,175
Black & Decker Corp.	7,800	504,660
Centex Corp.	28,300	532,889
D.R. Horton, Inc.	39,200	498,232
Ethan Allen Interiors, Inc.	10,500	294,420
KB Home	2,642	54,187
Lennar Corp. Class A	2,500	42,200
Newell Rubbermaid, Inc.	16,500	331,320
Pulte Homes, Inc.	33,000	403,590
Ryland Group, Inc.	23,400	650,520
The Stanley Works	6,990	339,574
Whirlpool Corp.	3,800	279,984
		4,115,751
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	2,500	108,131
Leisure Equipment & Products - 0.5%
Brunswick Corp.	12,013	164,578
Eastman Kodak Co.	17,800	272,696
MarineMax, Inc. (a)	4,459	43,654
Polaris Industries, Inc.	6,600	314,952
		795,880
Media - 1.1%
E.W. Scripps Co. Class A	17,400	819,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.:
Class A	14,400	$ 258,480
Class B	1,400	26,040
The DIRECTV Group, Inc. (a)	6,400	179,840
Valassis Communications, Inc. (a)	12,788	203,201
Viacom, Inc. Class B (non-vtg.) (a)	6,900	247,158
		1,734,259
Multiline Retail - 0.2%
Sears Holdings Corp. (a)(d)	2,600	220,272
Tuesday Morning Corp. (a)	17,000	88,060
		308,332
Specialty Retail - 2.1%
AutoZone, Inc. (a)	1,300	164,528
Best Buy Co., Inc.	3,500	163,415
Citi Trends, Inc. (a)	9,100	202,020
Foot Locker, Inc.	35,600	520,116
OfficeMax, Inc.	18,600	403,248
Shoe Carnival, Inc. (a)	7,554	110,288
Staples, Inc.	13,749	322,414
The Children's Place Retail Stores, Inc. (a)	18,614	640,694
The Men's Wearhouse, Inc.	7,100	147,183
Tween Brands, Inc. (a)	6,400	127,104
Williams-Sonoma, Inc.	17,100	434,682
		3,235,692
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.	300	9,597
LVMH Moet Hennessy - Louis Vuitton	1,300	152,105
Polo Ralph Lauren Corp. Class A	4,400	307,340
VF Corp.	3,500	264,950
		733,992
TOTAL CONSUMER DISCRETIONARY		14,589,956
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Carlsberg AS	825	85,602
Remy Cointreau SA	3,518	207,863
		293,465
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
Kroger Co.	13,400	$ 370,376
Rite Aid Corp. (a)	137,100	308,475
SUPERVALU, Inc.	7,200	252,504
Winn-Dixie Stores, Inc. (a)	10,400	187,720
		1,119,075
Food Products - 1.6%
Bunge Ltd.	4,900	584,913
Cermaq ASA	22,800	292,737
Corn Products International, Inc.	20,700	973,107
Lighthouse Caledonia ASA	2,958	3,398
Marine Harvest ASA (a)	346,000	233,312
Tyson Foods, Inc. Class A	25,100	472,884
		2,560,351
Household Products - 0.1%
Energizer Holdings, Inc. (a)	2,300	187,657
Personal Products - 0.6%
Avon Products, Inc.	21,500	839,790
Shiseido Co. Ltd.	4,000	98,065
		937,855
Tobacco - 0.8%
Altria Group, Inc.	16,830	374,636
Philip Morris International, Inc.	16,830	886,268
		1,260,904
TOTAL CONSUMER STAPLES		6,359,307
ENERGY - 15.5%
Energy Equipment & Services - 1.5%
Hercules Offshore, Inc. (a)	16,100	546,112
Nabors Industries Ltd. (a)	22,759	956,788
National Oilwell Varco, Inc. (a)	11,425	951,931
		2,454,831
Oil, Gas & Consumable Fuels - 14.0%
Arch Coal, Inc.	7,370	478,387
BP PLC sponsored ADR	800	58,008
Cabot Oil & Gas Corp.	13,796	831,209
Canadian Natural Resources Ltd.	7,900	773,222
Chesapeake Energy Corp.	3,900	213,603
Chevron Corp.	42,900	4,253,535
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	15,300	$ 1,424,430
CONSOL Energy, Inc.	7,000	682,920
El Paso Corp.	9,000	175,950
El Paso Pipeline Partners LP	3,300	75,603
Exxon Mobil Corp.	80,475	7,142,959
Forest Oil Corp. (a)	12,702	847,859
Foundation Coal Holdings, Inc.	2,400	160,152
Occidental Petroleum Corp.	3,300	303,369
Patriot Coal Corp. (a)	1,010	109,211
PetroHawk Energy Corp. (a)	19,804	581,842
Plains Exploration & Production Co. (a)	12,600	900,648
Quicksilver Resources, Inc. (a)	18,300	666,669
Range Resources Corp.	13,766	905,252
SandRidge Energy, Inc.	900	49,500
Tesoro Corp.	1,900	47,215
Valero Energy Corp.	17,989	914,561
Western Gas Partners LP	6,000	100,500
Williams Companies, Inc.	6,800	258,672
		21,955,276
TOTAL ENERGY		24,410,107
FINANCIALS - 26.3%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	16,149	719,115
Charles Schwab Corp.	15,700	348,226
Fortress Investment Group LLC	26,200	375,446
Janus Capital Group, Inc.	15,700	455,300
Lehman Brothers Holdings, Inc.	48,559	1,787,457
Merrill Lynch & Co., Inc.	15,400	676,368
Morgan Stanley	26,200	1,158,826
State Street Corp.	6,500	468,130
T. Rowe Price Group, Inc.	10,001	579,258
		6,568,126
Commercial Banks - 3.7%
Boston Private Financial Holdings, Inc.	22,956	193,519
First Merchants Corp.	15,900	393,525
First Midwest Bancorp, Inc., Delaware	13,900	362,790
IBERIABANK Corp.	8,543	450,558
Regions Financial Corp.	17,400	310,068
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	6,800	$ 355,028
Susquehanna Bancshares, Inc., Pennsylvania	7,300	140,525
UCBH Holdings, Inc.	14,000	68,320
Wachovia Corp.	38,500	916,300
Wells Fargo & Co.	77,700	2,142,189
Wintrust Financial Corp.	900	28,062
Zions Bancorp	8,200	353,338
		5,714,222
Consumer Finance - 0.3%
Capital One Financial Corp.	7,406	356,377
Discover Financial Services	9,500	162,925
		519,302
Diversified Financial Services - 7.4%
Bank of America Corp.	93,180	3,169,052
CIT Group, Inc.	41,800	418,000
Citigroup, Inc.	153,160	3,352,672
JPMorgan Chase & Co.	106,674	4,586,982
KKR Financial Holdings LLC	11,300	137,408
		11,664,114
Insurance - 6.0%
AFLAC, Inc.	11,800	792,134
American Equity Investment Life Holding Co.	1,040	10,993
American International Group, Inc.	86,090	3,099,240
Aspen Insurance Holdings Ltd.	37,798	966,117
Endurance Specialty Holdings Ltd.	27,500	925,650
Hartford Financial Services Group, Inc.	6,100	433,527
MetLife, Inc.	9,700	582,291
National Financial Partners Corp.	9,900	241,758
Old Republic International Corp.	29,200	439,460
Platinum Underwriters Holdings Ltd.	30,191	1,070,875
Principal Financial Group, Inc.	8,800	474,144
RenaissanceRe Holdings Ltd.	8,400	438,144
		9,474,333
Real Estate Investment Trusts - 1.9%
American Campus Communities, Inc.	5,600	170,352
Annaly Capital Management, Inc.	43,300	771,173
CapitalSource, Inc.	14,100	216,576
Chimera Investment Corp.	30,500	422,730
Franklin Street Properties Corp.	24,595	363,268
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	11,100	$ 461,316
SL Green Realty Corp.	3,400	338,980
Vornado Realty Trust	2,900	283,417
		3,027,812
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	45,600	1,024,176
Jones Lang LaSalle, Inc.	4,500	317,430
		1,341,606
Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	5,500	131,230
Downey Financial Corp.	3,900	26,208
Fannie Mae	22,400	605,248
Freddie Mac	9,100	231,322
New York Community Bancorp, Inc.	35,900	736,668
People's United Financial, Inc.	16,100	266,133
Washington Federal, Inc.	29,000	649,310
Washington Mutual, Inc.	29,400	265,188
		2,911,307
TOTAL FINANCIALS		41,220,822
HEALTH CARE - 6.0%
Biotechnology - 0.3%
Amgen, Inc. (a)	3,900	171,717
Cubist Pharmaceuticals, Inc. (a)	8,100	154,386
Genentech, Inc. (a)	2,200	155,914
Theravance, Inc. (a)	5,800	78,474
		560,491
Health Care Equipment & Supplies - 2.3%
American Medical Systems Holdings, Inc. (a)	28,769	434,700
Baxter International, Inc.	16,000	977,600
Boston Scientific Corp. (a)	12,900	171,441
Covidien Ltd.	36,068	1,806,646
Hill-Rom Holdings, Inc.	8,400	258,300
		3,648,687
Health Care Providers & Services - 1.6%
Amedisys, Inc. (a)	12,200	619,882
Brookdale Senior Living, Inc.	11,952	315,294
Chemed Corp.	5,300	191,966
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	7,000	$ 148,610
HealthSouth Corp. (a)	16,200	303,426
Pediatrix Medical Group, Inc. (a)	2,900	156,107
PSS World Medical, Inc. (a)	17,700	322,494
Tenet Healthcare Corp. (a)	33,800	199,420
Universal Health Services, Inc. Class B	2,900	188,500
		2,445,699
Health Care Technology - 0.2%
Cerner Corp. (a)	7,700	349,349
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	9,700	337,172
Varian, Inc. (a)	2,775	153,985
		491,157
Pharmaceuticals - 1.3%
Barr Pharmaceuticals, Inc. (a)	3,700	162,060
Pfizer, Inc.	53,900	1,043,504
Sepracor, Inc. (a)	21,489	464,377
Wyeth	7,300	324,631
		1,994,572
TOTAL HEALTH CARE		9,489,955
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	9,400	866,210
Heico Corp. Class A	7,390	292,792
Honeywell International, Inc.	16,500	983,730
Lockheed Martin Corp.	6,900	755,136
Northrop Grumman Corp.	2,800	211,288
Stanley, Inc. (a)	5,900	186,204
United Technologies Corp.	18,700	1,328,448
		4,623,808
Air Freight & Logistics - 0.5%
FedEx Corp.	3,100	284,301
United Parcel Service, Inc. Class B	6,200	440,324
		724,625
Airlines - 0.1%
AirTran Holdings, Inc. (a)	15,962	47,886
Delta Air Lines, Inc. (a)	7,000	43,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
UAL Corp.	3,200	$ 27,328
US Airways Group, Inc. (a)	9,200	36,432
		154,696
Building Products - 0.9%
Masco Corp.	25,100	465,354
Owens Corning (a)	37,400	966,042
		1,431,396
Commercial Services & Supplies - 1.6%
ACCO Brands Corp. (a)	10,400	159,536
Avery Dennison Corp.	3,200	165,056
Consolidated Graphics, Inc. (a)	2,880	158,198
Copart, Inc. (a)	3,600	162,000
Diamond Management & Technology Consultants, Inc.	17,854	94,626
Equifax, Inc.	8,000	305,280
GeoEye, Inc. (a)	12,200	208,010
IHS, Inc. Class A (a)	2,800	166,768
R.R. Donnelley & Sons Co.	9,700	318,451
The Brink's Co.	2,500	181,200
Waste Management, Inc.	15,100	572,743
		2,491,868
Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,300	175,725
Cooper Industries Ltd. Class A	5,100	237,813
		413,538
Industrial Conglomerates - 0.4%
General Electric Co.	20,200	620,544
Machinery - 1.2%
Colfax Corp.	2,400	59,496
Cummins, Inc.	2,400	169,008
Eaton Corp.	3,000	290,040
Ingersoll-Rand Co. Ltd. Class A	10,000	440,400
Navistar International Corp. (a)	2,362	179,394
Pentair, Inc.	17,900	669,997
		1,808,335
Marine - 0.1%
Safe Bulkers, Inc.	8,200	154,980
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.	12,000	876,658
J.B. Hunt Transport Services, Inc.	20,500	714,220
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	17,400	$ 317,724
Landstar System, Inc.	6,300	351,036
P.A.M. Transportation Services, Inc. (a)	8,100	118,746
		2,378,384
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc.:
Class A (a)	29,072	470,385
Class B (a)	3,300	49,632
		520,017
TOTAL INDUSTRIALS		15,322,191
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	19,600	523,712
Dycom Industries, Inc. (a)	8,000	137,200
Juniper Networks, Inc. (a)	16,400	451,328
Nokia Corp. sponsored ADR	20,100	570,840
Powerwave Technologies, Inc. (a)	11,300	45,539
		1,728,619
Computers & Peripherals - 2.6%
3PAR, Inc.	1,800	15,318
Apple, Inc. (a)	2,300	434,125
Hewlett-Packard Co.	15,000	705,900
International Business Machines Corp.	9,200	1,190,756
NCR Corp. (a)	26,200	693,252
SanDisk Corp. (a)	5,100	144,381
Western Digital Corp. (a)	25,800	968,274
		4,152,006
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	5,900	220,601
Amphenol Corp. Class A	52,900	2,466,727
Arrow Electronics, Inc. (a)	23,169	710,362
Avnet, Inc. (a)	24,374	719,520
Cogent, Inc. (a)	24,508	293,361
Flextronics International Ltd. (a)	37,400	400,554
Ingram Micro, Inc. Class A (a)	62,850	1,139,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mellanox Technologies Ltd. (a)	23,622	$ 385,983
Tyco Electronics Ltd.	12,825	514,539
		6,851,118
Internet Software & Services - 0.7%
eBay, Inc. (a)	9,700	291,097
VeriSign, Inc. (a)	19,772	791,671
		1,082,768
IT Services - 1.6%
Accenture Ltd. Class A	6,000	244,920
Cognizant Technology Solutions Corp. Class A (a)	7,224	254,863
Fidelity National Information Services, Inc.	4,100	165,148
SRA International, Inc. Class A (a)	11,800	278,244
The Western Union Co.	6,700	158,388
Visa, Inc.	15,800	1,364,488
		2,466,051
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	26,800	530,908
ASML Holding NV (NY Shares)	12,200	365,512
Broadcom Corp. Class A (a)	20,700	593,883
Fairchild Semiconductor International, Inc. (a)	24,000	360,000
Hittite Microwave Corp. (a)	15,400	615,230
Infineon Technologies AG sponsored ADR (a)	18,000	162,900
Intersil Corp. Class A	10,000	278,700
Lam Research Corp. (a)	9,100	370,370
Linear Technology Corp.	5,200	191,204
Microchip Technology, Inc.	13,900	512,076
Micron Technology, Inc. (a)	21,500	173,505
National Semiconductor Corp.	25,000	526,250
NEC Electronics Corp. (a)	9,100	213,173
Netlogic Microsystems, Inc. (a)	6,000	226,560
ON Semiconductor Corp. (a)	120,400	1,190,756
Samsung Electronics Co. Ltd.	500	360,321
Skyworks Solutions, Inc. (a)	22,900	236,557
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,600	212,970
Teradyne, Inc. (a)	4,000	54,960
Texas Instruments, Inc.	4,800	155,904
Tower Semicondutor Ltd. (a)	130,300	127,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	11,300	$ 429,739
Xilinx, Inc.	6,500	176,800
		8,065,972
Software - 0.8%
Electronic Arts, Inc. (a)	7,900	396,580
Microsoft Corp.	14,600	413,472
THQ, Inc. (a)	13,500	289,575
Voltaire Ltd.	13,500	79,785
		1,179,412
TOTAL INFORMATION TECHNOLOGY		25,525,946
MATERIALS - 2.4%
Chemicals - 1.6%
Albemarle Corp.	15,544	691,242
Arkema	4,400	281,059
Celanese Corp. Class A	19,285	939,180
Nalco Holding Co.	13,200	321,024
The Mosaic Co. (a)	1,700	213,044
Tronox, Inc. Class A	14,100	50,055
		2,495,604
Containers & Packaging - 0.3%
Pactiv Corp. (a)	10,300	253,689
Rock-Tenn Co. Class A	4,700	167,743
		421,432
Metals & Mining - 0.5%
Alcoa, Inc.	16,900	685,971
Carpenter Technology Corp.	2,400	132,480
		818,451
TOTAL MATERIALS		3,735,487
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	106,677	4,256,412
FairPoint Communications, Inc.	858	7,722
Qwest Communications International, Inc.	50,900	246,865
Verizon Communications, Inc.	45,000	1,731,150
		6,242,149
Common Stocks - continued
	Shares	Value
UTILITIES - 5.6%
Electric Utilities - 3.6%
Allete, Inc.	7,500	$ 333,150
Entergy Corp.	4,000	483,080
Exelon Corp.	24,200	2,129,600
Pepco Holdings, Inc.	38,390	1,038,066
PPL Corp.	33,000	1,693,230
		5,677,126
Gas Utilities - 0.1%
Energen Corp.	1,100	82,445
Independent Power Producers & Energy Traders - 0.2%
Reliant Energy, Inc. (a)	12,300	314,388
Multi-Utilities - 1.7%
Public Service Enterprise Group, Inc.	29,400	1,301,244
Wisconsin Energy Corp.	29,600	1,421,984
		2,723,228
TOTAL UTILITIES		8,797,187
TOTAL COMMON STOCKS (Cost $148,798,854)		155,693,107
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	200	211,836
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,700	91,137
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $285,000)		302,973
Investment Companies - 0.3%

Ares Capital Corp. (Cost $537,457)	33,676	417,246
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	2,281,828	$ 2,281,828
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	205,700	205,700
TOTAL MONEY MARKET FUNDS (Cost $2,487,528)		2,487,528
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $152,108,839)		158,900,854
NET OTHER ASSETS - (1.3)%		(2,051,839)
NET ASSETS - 100%		$ 156,849,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,851
Fidelity Securities Lending Cash Central Fund	20,635
Total	$ 57,486
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 158,900,854	$ 158,597,881	$ 302,973	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $195,059) - See accompanying schedule: Unaffiliated issuers (cost $149,621,311)	$ 156,413,326
Fidelity Central Funds (cost $2,487,528)	2,487,528
Total Investments (cost $152,108,839)		$ 158,900,854
Receivable for investments sold		2,036,007
Receivable for fund shares sold		208,576
Dividends receivable		250,439
Distributions receivable from Fidelity Central Funds		14,075
Prepaid expenses		269
Other receivables		423
Total assets		161,410,643

Liabilities
Payable for investments purchased	$ 3,771,019
Payable for fund shares redeemed	368,259
Accrued management fee	76,315
Distribution fees payable	65,044
Other affiliated payables	42,570
Other payables and accrued expenses	32,721
Collateral on securities loaned, at value	205,700
Total liabilities		4,561,628

Net Assets		$ 156,849,015
Net Assets consist of:
Paid in capital		$ 154,278,371
Undistributed net investment income		417,270
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,638,557)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,791,931
Net Assets		$ 156,849,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,721,804 ÷ 4,935,956 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($56,237,594 ÷ 5,093,465 shares)	$ 11.04

Maximum offering price per share (100/96.50 of $11.04)	$ 11.44
Class B: Net Asset Value and offering price per share ($16,778,622 ÷ 1,537,923 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($19,017,878 ÷ 1,749,205 shares)A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,093,117 ÷ 898,870 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,473,141
Interest		2,888
Income from Fidelity Central Funds		57,486
Total income		1,533,515

Expenses
Management fee	$ 410,075
Transfer agent fees	217,913
Distribution fees	381,584
Accounting and security lending fees	30,656
Custodian fees and expenses	17,185
Independent trustees' compensation	310
Registration fees	53,750
Audit	27,954
Legal	418
Miscellaneous	25,847
Total expenses before reductions	1,165,692
Expense reductions	(49,447)	1,116,245
Net investment income (loss)		417,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,968,210)
Investment not meeting investment restrictions	3,478
Foreign currency transactions	(6,500)
Total net realized gain (loss)		(2,971,232)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,808,783)
Assets and liabilities in foreign currencies	(205)
Total change in net unrealized appreciation (depreciation)		(4,808,988)
Net gain (loss)		(7,780,220)
Net increase (decrease) in net assets resulting from operations		$ (7,362,950)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 417,270	$ (1,865)
Net realized gain (loss)	(2,971,232)	5,710,743
Change in net unrealized appreciation (depreciation)	(4,808,988)	4,708,756
Net increase (decrease) in net assets resulting from operations	(7,362,950)	10,417,634
Distributions to shareholders from net investment income	-	(313,965)
Distributions to shareholders from net realized gain	(6,426,641)	(17,680,384)
Total distributions	(6,426,641)	(17,994,349)
Share transactions - net increase (decrease)	20,211,301	33,073,893
Total increase (decrease) in net assets	6,421,710	25,497,178

Net Assets
Beginning of period	150,427,305	124,930,127
End of period (including undistributed net investment income of $417,270 and $0, respectively)	$ 156,849,015	$ 150,427,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.21	$ 13.04	$ 12.31	$ 11.61	$ 10.42	$ 8.88
Income from Invest- ment Operations
Net investment income (loss) E	.05	.04	.08	.09	.09 H	.04
Net realized and unrealized gain (loss)	(.61)	.98	1.53	.91	1.31	1.50
Total from investment operations	(.56)	1.02	1.61	1.00	1.40	1.54
Distributions from net investment income	-	(.07)	(.09)	(.08)	(.05)	-
Distributions from net realized gain	(.56)	(1.79)	(.80)	(.22)	(.16)	-
Total distributions	(.56)	(1.85) J	(.88) K	(.30)	(.21)	-
Net asset value, end of period	$ 11.09	$ 12.21	$ 13.04	$ 12.31	$ 11.61	$ 10.42
Total Return B, C, D	(4.83)%	9.19%	13.96%	8.80%	13.60%	17.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.30%	1.33%	1.36%	1.45%	1.64%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.27%	1.45%	1.53%
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.20%	1.40%	1.44%
Net investment income (loss)	.84% A	.31%	.67%	.81%	.82%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,722	$ 43,917	$ 28,438	$ 21,393	$ 13,083	$ 7,536
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. K Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.14	$ 12.96	$ 12.24	$ 11.54	$ 10.36	$ 8.85
Income from Invest- ment Operations
Net investment income (loss) E	.03	.01	.05	.06	.06 H	.02
Net realized and unrealized gain (loss)	(.61)	.99	1.52	.91	1.30	1.49
Total from investment operations	(.58)	1.00	1.57	.97	1.36	1.51
Distributions from net investment income	-	(.03)	(.05)	(.05)	(.02)	-
Distributions from net realized gain	(.52)	(1.79)	(.80)	(.22)	(.16)	-
Total distributions	(.52)	(1.82) J	(.85) K	(.27)	(.18)	-
Net asset value, end of period	$ 11.04	$ 12.14	$ 12.96	$ 12.24	$ 11.54	$ 10.36
Total Return B, C, D	(5.03)%	8.99%	13.60%	8.57%	13.26%	17.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	1.56%	1.59%	1.62%	1.73%	1.94%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.53%	1.73%	1.78%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.46%	1.67%	1.68%
Net investment income (loss)	.58% A	.06%	.42%	.55%	.54%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,238	$ 62,518	$ 54,067	$ 47,736	$ 43,575	$ 30,316
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. K Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.77	$ 12.07	$ 11.39	$ 10.24	$ 8.78
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.01)	- J	- H, J	(.02)
Net realized and unrealized gain (loss)	(.61)	.98	1.50	.90	1.28	1.48
Total from investment operations	(.61)	.93	1.49	.90	1.28	1.46
Distributions from net realized gain	(.44)	(1.74) K	(.79) L	(.22)	(.13)	-
Net asset value, end of period	$ 10.91	$ 11.96	$ 12.77	$ 12.07	$ 11.39	$ 10.24
Total Return B, C, D	(5.28)%	8.51%	13.07%	8.03%	12.58%	16.63%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.06%	2.08%	2.12%	2.27%	2.44%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.04%	2.25%	2.25%
Expenses net of all reductions	2.00% A	1.99%	1.99%	1.97%	2.19%	2.15%
Net investment income (loss)	.08% A	(.44)%	(.08)%	.04%	.02%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,779	$ 19,277	$ 20,916	$ 21,849	$ 21,024	$ 14,372
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.743 per share. L Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 12.76	$ 12.07	$ 11.39	$ 10.23	$ 8.77
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.01)	.01	- H, J	(.02)
Net realized and unrealized gain (loss)	(.60)	.97	1.49	.89	1.29	1.48
Total from investment operations	(.60)	.92	1.48	.90	1.29	1.46
Distributions from net realized gain	(.46)	(1.75) K	(.79) L	(.22)	(.13)	-
Net asset value, end of period	$ 10.87	$ 11.93	$ 12.76	$ 12.07	$ 11.39	$ 10.23
Total Return B, C, D	(5.25)%	8.43%	13.02%	8.03%	12.69%	16.65%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.06%	2.08%	2.11%	2.23%	2.37%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.03%	2.23%	2.25%
Expenses net of all reductions	2.00% A	1.99%	1.99%	1.96%	2.18%	2.15%
Net investment income (loss)	.08% A	(.44)%	(.08)%	.05%	.04%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,018	$ 20,038	$ 17,690	$ 16,849	$ 15,303	$ 11,665
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.752 per share. L Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.38	$ 13.18	$ 12.43	$ 11.72	$ 10.50	$ 8.91
Income from Invest- ment Operations
Net investment income (loss) D	.06	.08	.12	.14	.13 G	.06
Net realized and unrealized gain (loss)	(.62)	1.01	1.54	.92	1.31	1.53
Total from investment operations	(.56)	1.09	1.66	1.06	1.44	1.59
Distributions from net investment income	-	(.10)	(.12)	(.13)	(.06)	-
Distributions from net realized gain	(.59)	(1.79)	(.80)	(.22)	(.16)	-
Total distributions	(.59)	(1.89) I	(.91) J	(.35)	(.22)	-
Net asset value, end of period	$ 11.23	$ 12.38	$ 13.18	$ 12.43	$ 11.72	$ 10.50
Total Return B, C	(4.77)%	9.65%	14.28%	9.27%	13.89%	17.85%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05% A	.94%	.91%	.92%	1.11%	1.25%
Expenses net of fee waivers, if any	1.00% A	.94%	.91%	.92%	1.11%	1.25%
Expenses net of all reductions	.99% A	.93%	.90%	.85%	1.05%	1.15%
Net investment income (loss)	1.09% A	.62%	1.02%	1.16%	1.17%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,093	$ 4,678	$ 3,820	$ 5,983	$ 3,821	$ 1,031
Portfolio turnover rate F	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. J Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-
dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,451,268
Unrealized depreciation	(13,830,126)
Net unrealized appreciation (depreciation)	$ 2,621,142
Cost for federal income tax purposes	$ 156,279,712

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,889,206 and $108,979,809, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged 0.26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 60,447	$ 6,931
Class T	.25%	.25%	140,715	147
Class B	.75%	.25%	86,316	64,840
Class C	.75%	.25%	94,106	13,750
			$ 381,584	$ 85,668

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,638
Class T	5,781
Class B*	12,024
Class C*	1,042
$ 44,485

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71,612.30
Class T	84,123.30
Class B	25,707.30
Class C	28,002.30
Institutional Class	8,469.26
	$ 217,913

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,054 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $144 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $20,635.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 15,567
Class T	1.50%	18,706
Class B	2.00%	5,683
Class C	2.00%	6,241
Institutional Class	1.00%	1,661
		$ 47,858

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,511 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 78

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $19,338, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ -	$ 150,296
Class T	-	134,011
Institutional Class	-	29,658
Total	$ -	$ 313,965
From net realized gain
Class A	$ 2,090,558	$ 4,059,680
Class T	2,635,651	7,677,974
Class B	712,005	2,889,578
Class C	772,905	2,511,372
Institutional Class	215,522	541,780
Total	$ 6,426,641	$ 17,680,384

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	1,893,202	1,970,936	$ 20,908,870	$ 24,206,698
Reinvestment of distributions	167,236	346,960	1,965,241	4,006,217
Shares redeemed	(720,226)	(903,566)	(7,845,616)	(11,043,625)
Net increase (decrease)	1,340,212	1,414,330	$ 15,028,495	$ 17,169,290
Class T
Shares sold	979,093	1,846,628	$ 10,863,553	$ 22,709,390
Reinvestment of distributions	218,330	657,227	2,556,736	7,551,962
Shares redeemed	(1,254,419)	(1,525,301)	(13,758,627)	(18,487,291)
Net increase (decrease)	(56,996)	978,554	$ (338,338)	$ 11,774,061
Class B
Shares sold	117,919	299,184	$ 1,274,471	$ 3,574,097
Reinvestment of distributions	56,778	234,329	658,118	2,658,540
Shares redeemed	(249,126)	(558,607)	(2,695,576)	(6,628,081)
Net increase (decrease)	(74,429)	(25,094)	$ (762,987)	$ (395,444)
Class C
Shares sold	278,418	531,686	$ 3,001,957	$ 6,373,820
Reinvestment of distributions	61,253	202,083	707,623	2,286,633
Shares redeemed	(269,843)	(440,630)	(2,899,399)	(5,245,421)
Net increase (decrease)	69,828	293,139	$ 810,181	$ 3,415,032
Institutional Class
Shares sold	608,495	176,953	$ 6,438,569	$ 2,218,552
Reinvestment of distributions	16,910	45,635	201,006	532,567
Shares redeemed	(104,512)	(134,383)	(1,165,625)	(1,640,165)
Net increase (decrease)	520,893	88,205	$ 5,473,950	$ 1,110,954

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0708
1.786787.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Value
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 951.70	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class T
Actual	$ 1,000.00	$ 949.70	$ 7.31
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57
Class B
Actual	$ 1,000.00	$ 947.20	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Class C
Actual	$ 1,000.00	$ 947.50	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class
Actual	$ 1,000.00	$ 952.30	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.6	3.0
JPMorgan Chase & Co.	2.9	2.4
AT&T, Inc.	2.7	2.9
Chevron Corp.	2.7	0.0
Citigroup, Inc.	2.1	2.1
Bank of America Corp.	2.0	2.1
American International Group, Inc.	2.0	1.1
Amphenol Corp. Class A	1.6	1.3
Wells Fargo & Co.	1.4	1.0
Exelon Corp.	1.3	0.0
	23.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	22.7
Information Technology	16.3	16.4
Energy	15.5	13.1
Industrials	9.8	12.3
Consumer Discretionary	9.3	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks and Investment Companies 99.5%		Stocks 97.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	8.8%	** Foreign investments	11.6%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.4%
Fiat SpA	13,300	$ 296,396
Renault SA	1,500	154,014
Winnebago Industries, Inc.	14,700	219,324
		669,734
Diversified Consumer Services - 0.9%
H&R Block, Inc.	11,200	261,408
Hillenbrand, Inc.	9,700	214,855
Service Corp. International	60,200	644,140
Stewart Enterprises, Inc. Class A	37,400	258,060
		1,378,463
Hotels, Restaurants & Leisure - 0.9%
IHOP Corp.	9,299	436,030
McDonald's Corp.	18,100	1,073,692
		1,509,722
Household Durables - 2.6%
Beazer Homes USA, Inc. (d)	26,500	184,175
Black & Decker Corp.	7,800	504,660
Centex Corp.	28,300	532,889
D.R. Horton, Inc.	39,200	498,232
Ethan Allen Interiors, Inc.	10,500	294,420
KB Home	2,642	54,187
Lennar Corp. Class A	2,500	42,200
Newell Rubbermaid, Inc.	16,500	331,320
Pulte Homes, Inc.	33,000	403,590
Ryland Group, Inc.	23,400	650,520
The Stanley Works	6,990	339,574
Whirlpool Corp.	3,800	279,984
		4,115,751
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	2,500	108,131
Leisure Equipment & Products - 0.5%
Brunswick Corp.	12,013	164,578
Eastman Kodak Co.	17,800	272,696
MarineMax, Inc. (a)	4,459	43,654
Polaris Industries, Inc.	6,600	314,952
		795,880
Media - 1.1%
E.W. Scripps Co. Class A	17,400	819,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.:
Class A	14,400	$ 258,480
Class B	1,400	26,040
The DIRECTV Group, Inc. (a)	6,400	179,840
Valassis Communications, Inc. (a)	12,788	203,201
Viacom, Inc. Class B (non-vtg.) (a)	6,900	247,158
		1,734,259
Multiline Retail - 0.2%
Sears Holdings Corp. (a)(d)	2,600	220,272
Tuesday Morning Corp. (a)	17,000	88,060
		308,332
Specialty Retail - 2.1%
AutoZone, Inc. (a)	1,300	164,528
Best Buy Co., Inc.	3,500	163,415
Citi Trends, Inc. (a)	9,100	202,020
Foot Locker, Inc.	35,600	520,116
OfficeMax, Inc.	18,600	403,248
Shoe Carnival, Inc. (a)	7,554	110,288
Staples, Inc.	13,749	322,414
The Children's Place Retail Stores, Inc. (a)	18,614	640,694
The Men's Wearhouse, Inc.	7,100	147,183
Tween Brands, Inc. (a)	6,400	127,104
Williams-Sonoma, Inc.	17,100	434,682
		3,235,692
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.	300	9,597
LVMH Moet Hennessy - Louis Vuitton	1,300	152,105
Polo Ralph Lauren Corp. Class A	4,400	307,340
VF Corp.	3,500	264,950
		733,992
TOTAL CONSUMER DISCRETIONARY		14,589,956
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Carlsberg AS	825	85,602
Remy Cointreau SA	3,518	207,863
		293,465
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
Kroger Co.	13,400	$ 370,376
Rite Aid Corp. (a)	137,100	308,475
SUPERVALU, Inc.	7,200	252,504
Winn-Dixie Stores, Inc. (a)	10,400	187,720
		1,119,075
Food Products - 1.6%
Bunge Ltd.	4,900	584,913
Cermaq ASA	22,800	292,737
Corn Products International, Inc.	20,700	973,107
Lighthouse Caledonia ASA	2,958	3,398
Marine Harvest ASA (a)	346,000	233,312
Tyson Foods, Inc. Class A	25,100	472,884
		2,560,351
Household Products - 0.1%
Energizer Holdings, Inc. (a)	2,300	187,657
Personal Products - 0.6%
Avon Products, Inc.	21,500	839,790
Shiseido Co. Ltd.	4,000	98,065
		937,855
Tobacco - 0.8%
Altria Group, Inc.	16,830	374,636
Philip Morris International, Inc.	16,830	886,268
		1,260,904
TOTAL CONSUMER STAPLES		6,359,307
ENERGY - 15.5%
Energy Equipment & Services - 1.5%
Hercules Offshore, Inc. (a)	16,100	546,112
Nabors Industries Ltd. (a)	22,759	956,788
National Oilwell Varco, Inc. (a)	11,425	951,931
		2,454,831
Oil, Gas & Consumable Fuels - 14.0%
Arch Coal, Inc.	7,370	478,387
BP PLC sponsored ADR	800	58,008
Cabot Oil & Gas Corp.	13,796	831,209
Canadian Natural Resources Ltd.	7,900	773,222
Chesapeake Energy Corp.	3,900	213,603
Chevron Corp.	42,900	4,253,535
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	15,300	$ 1,424,430
CONSOL Energy, Inc.	7,000	682,920
El Paso Corp.	9,000	175,950
El Paso Pipeline Partners LP	3,300	75,603
Exxon Mobil Corp.	80,475	7,142,959
Forest Oil Corp. (a)	12,702	847,859
Foundation Coal Holdings, Inc.	2,400	160,152
Occidental Petroleum Corp.	3,300	303,369
Patriot Coal Corp. (a)	1,010	109,211
PetroHawk Energy Corp. (a)	19,804	581,842
Plains Exploration & Production Co. (a)	12,600	900,648
Quicksilver Resources, Inc. (a)	18,300	666,669
Range Resources Corp.	13,766	905,252
SandRidge Energy, Inc.	900	49,500
Tesoro Corp.	1,900	47,215
Valero Energy Corp.	17,989	914,561
Western Gas Partners LP	6,000	100,500
Williams Companies, Inc.	6,800	258,672
		21,955,276
TOTAL ENERGY		24,410,107
FINANCIALS - 26.3%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	16,149	719,115
Charles Schwab Corp.	15,700	348,226
Fortress Investment Group LLC	26,200	375,446
Janus Capital Group, Inc.	15,700	455,300
Lehman Brothers Holdings, Inc.	48,559	1,787,457
Merrill Lynch & Co., Inc.	15,400	676,368
Morgan Stanley	26,200	1,158,826
State Street Corp.	6,500	468,130
T. Rowe Price Group, Inc.	10,001	579,258
		6,568,126
Commercial Banks - 3.7%
Boston Private Financial Holdings, Inc.	22,956	193,519
First Merchants Corp.	15,900	393,525
First Midwest Bancorp, Inc., Delaware	13,900	362,790
IBERIABANK Corp.	8,543	450,558
Regions Financial Corp.	17,400	310,068
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	6,800	$ 355,028
Susquehanna Bancshares, Inc., Pennsylvania	7,300	140,525
UCBH Holdings, Inc.	14,000	68,320
Wachovia Corp.	38,500	916,300
Wells Fargo & Co.	77,700	2,142,189
Wintrust Financial Corp.	900	28,062
Zions Bancorp	8,200	353,338
		5,714,222
Consumer Finance - 0.3%
Capital One Financial Corp.	7,406	356,377
Discover Financial Services	9,500	162,925
		519,302
Diversified Financial Services - 7.4%
Bank of America Corp.	93,180	3,169,052
CIT Group, Inc.	41,800	418,000
Citigroup, Inc.	153,160	3,352,672
JPMorgan Chase & Co.	106,674	4,586,982
KKR Financial Holdings LLC	11,300	137,408
		11,664,114
Insurance - 6.0%
AFLAC, Inc.	11,800	792,134
American Equity Investment Life Holding Co.	1,040	10,993
American International Group, Inc.	86,090	3,099,240
Aspen Insurance Holdings Ltd.	37,798	966,117
Endurance Specialty Holdings Ltd.	27,500	925,650
Hartford Financial Services Group, Inc.	6,100	433,527
MetLife, Inc.	9,700	582,291
National Financial Partners Corp.	9,900	241,758
Old Republic International Corp.	29,200	439,460
Platinum Underwriters Holdings Ltd.	30,191	1,070,875
Principal Financial Group, Inc.	8,800	474,144
RenaissanceRe Holdings Ltd.	8,400	438,144
		9,474,333
Real Estate Investment Trusts - 1.9%
American Campus Communities, Inc.	5,600	170,352
Annaly Capital Management, Inc.	43,300	771,173
CapitalSource, Inc.	14,100	216,576
Chimera Investment Corp.	30,500	422,730
Franklin Street Properties Corp.	24,595	363,268
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	11,100	$ 461,316
SL Green Realty Corp.	3,400	338,980
Vornado Realty Trust	2,900	283,417
		3,027,812
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	45,600	1,024,176
Jones Lang LaSalle, Inc.	4,500	317,430
		1,341,606
Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	5,500	131,230
Downey Financial Corp.	3,900	26,208
Fannie Mae	22,400	605,248
Freddie Mac	9,100	231,322
New York Community Bancorp, Inc.	35,900	736,668
People's United Financial, Inc.	16,100	266,133
Washington Federal, Inc.	29,000	649,310
Washington Mutual, Inc.	29,400	265,188
		2,911,307
TOTAL FINANCIALS		41,220,822
HEALTH CARE - 6.0%
Biotechnology - 0.3%
Amgen, Inc. (a)	3,900	171,717
Cubist Pharmaceuticals, Inc. (a)	8,100	154,386
Genentech, Inc. (a)	2,200	155,914
Theravance, Inc. (a)	5,800	78,474
		560,491
Health Care Equipment & Supplies - 2.3%
American Medical Systems Holdings, Inc. (a)	28,769	434,700
Baxter International, Inc.	16,000	977,600
Boston Scientific Corp. (a)	12,900	171,441
Covidien Ltd.	36,068	1,806,646
Hill-Rom Holdings, Inc.	8,400	258,300
		3,648,687
Health Care Providers & Services - 1.6%
Amedisys, Inc. (a)	12,200	619,882
Brookdale Senior Living, Inc.	11,952	315,294
Chemed Corp.	5,300	191,966
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	7,000	$ 148,610
HealthSouth Corp. (a)	16,200	303,426
Pediatrix Medical Group, Inc. (a)	2,900	156,107
PSS World Medical, Inc. (a)	17,700	322,494
Tenet Healthcare Corp. (a)	33,800	199,420
Universal Health Services, Inc. Class B	2,900	188,500
		2,445,699
Health Care Technology - 0.2%
Cerner Corp. (a)	7,700	349,349
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	9,700	337,172
Varian, Inc. (a)	2,775	153,985
		491,157
Pharmaceuticals - 1.3%
Barr Pharmaceuticals, Inc. (a)	3,700	162,060
Pfizer, Inc.	53,900	1,043,504
Sepracor, Inc. (a)	21,489	464,377
Wyeth	7,300	324,631
		1,994,572
TOTAL HEALTH CARE		9,489,955
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	9,400	866,210
Heico Corp. Class A	7,390	292,792
Honeywell International, Inc.	16,500	983,730
Lockheed Martin Corp.	6,900	755,136
Northrop Grumman Corp.	2,800	211,288
Stanley, Inc. (a)	5,900	186,204
United Technologies Corp.	18,700	1,328,448
		4,623,808
Air Freight & Logistics - 0.5%
FedEx Corp.	3,100	284,301
United Parcel Service, Inc. Class B	6,200	440,324
		724,625
Airlines - 0.1%
AirTran Holdings, Inc. (a)	15,962	47,886
Delta Air Lines, Inc. (a)	7,000	43,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
UAL Corp.	3,200	$ 27,328
US Airways Group, Inc. (a)	9,200	36,432
		154,696
Building Products - 0.9%
Masco Corp.	25,100	465,354
Owens Corning (a)	37,400	966,042
		1,431,396
Commercial Services & Supplies - 1.6%
ACCO Brands Corp. (a)	10,400	159,536
Avery Dennison Corp.	3,200	165,056
Consolidated Graphics, Inc. (a)	2,880	158,198
Copart, Inc. (a)	3,600	162,000
Diamond Management & Technology Consultants, Inc.	17,854	94,626
Equifax, Inc.	8,000	305,280
GeoEye, Inc. (a)	12,200	208,010
IHS, Inc. Class A (a)	2,800	166,768
R.R. Donnelley & Sons Co.	9,700	318,451
The Brink's Co.	2,500	181,200
Waste Management, Inc.	15,100	572,743
		2,491,868
Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,300	175,725
Cooper Industries Ltd. Class A	5,100	237,813
		413,538
Industrial Conglomerates - 0.4%
General Electric Co.	20,200	620,544
Machinery - 1.2%
Colfax Corp.	2,400	59,496
Cummins, Inc.	2,400	169,008
Eaton Corp.	3,000	290,040
Ingersoll-Rand Co. Ltd. Class A	10,000	440,400
Navistar International Corp. (a)	2,362	179,394
Pentair, Inc.	17,900	669,997
		1,808,335
Marine - 0.1%
Safe Bulkers, Inc.	8,200	154,980
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.	12,000	876,658
J.B. Hunt Transport Services, Inc.	20,500	714,220
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	17,400	$ 317,724
Landstar System, Inc.	6,300	351,036
P.A.M. Transportation Services, Inc. (a)	8,100	118,746
		2,378,384
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc.:
Class A (a)	29,072	470,385
Class B (a)	3,300	49,632
		520,017
TOTAL INDUSTRIALS		15,322,191
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	19,600	523,712
Dycom Industries, Inc. (a)	8,000	137,200
Juniper Networks, Inc. (a)	16,400	451,328
Nokia Corp. sponsored ADR	20,100	570,840
Powerwave Technologies, Inc. (a)	11,300	45,539
		1,728,619
Computers & Peripherals - 2.6%
3PAR, Inc.	1,800	15,318
Apple, Inc. (a)	2,300	434,125
Hewlett-Packard Co.	15,000	705,900
International Business Machines Corp.	9,200	1,190,756
NCR Corp. (a)	26,200	693,252
SanDisk Corp. (a)	5,100	144,381
Western Digital Corp. (a)	25,800	968,274
		4,152,006
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	5,900	220,601
Amphenol Corp. Class A	52,900	2,466,727
Arrow Electronics, Inc. (a)	23,169	710,362
Avnet, Inc. (a)	24,374	719,520
Cogent, Inc. (a)	24,508	293,361
Flextronics International Ltd. (a)	37,400	400,554
Ingram Micro, Inc. Class A (a)	62,850	1,139,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mellanox Technologies Ltd. (a)	23,622	$ 385,983
Tyco Electronics Ltd.	12,825	514,539
		6,851,118
Internet Software & Services - 0.7%
eBay, Inc. (a)	9,700	291,097
VeriSign, Inc. (a)	19,772	791,671
		1,082,768
IT Services - 1.6%
Accenture Ltd. Class A	6,000	244,920
Cognizant Technology Solutions Corp. Class A (a)	7,224	254,863
Fidelity National Information Services, Inc.	4,100	165,148
SRA International, Inc. Class A (a)	11,800	278,244
The Western Union Co.	6,700	158,388
Visa, Inc.	15,800	1,364,488
		2,466,051
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	26,800	530,908
ASML Holding NV (NY Shares)	12,200	365,512
Broadcom Corp. Class A (a)	20,700	593,883
Fairchild Semiconductor International, Inc. (a)	24,000	360,000
Hittite Microwave Corp. (a)	15,400	615,230
Infineon Technologies AG sponsored ADR (a)	18,000	162,900
Intersil Corp. Class A	10,000	278,700
Lam Research Corp. (a)	9,100	370,370
Linear Technology Corp.	5,200	191,204
Microchip Technology, Inc.	13,900	512,076
Micron Technology, Inc. (a)	21,500	173,505
National Semiconductor Corp.	25,000	526,250
NEC Electronics Corp. (a)	9,100	213,173
Netlogic Microsystems, Inc. (a)	6,000	226,560
ON Semiconductor Corp. (a)	120,400	1,190,756
Samsung Electronics Co. Ltd.	500	360,321
Skyworks Solutions, Inc. (a)	22,900	236,557
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,600	212,970
Teradyne, Inc. (a)	4,000	54,960
Texas Instruments, Inc.	4,800	155,904
Tower Semicondutor Ltd. (a)	130,300	127,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	11,300	$ 429,739
Xilinx, Inc.	6,500	176,800
		8,065,972
Software - 0.8%
Electronic Arts, Inc. (a)	7,900	396,580
Microsoft Corp.	14,600	413,472
THQ, Inc. (a)	13,500	289,575
Voltaire Ltd.	13,500	79,785
		1,179,412
TOTAL INFORMATION TECHNOLOGY		25,525,946
MATERIALS - 2.4%
Chemicals - 1.6%
Albemarle Corp.	15,544	691,242
Arkema	4,400	281,059
Celanese Corp. Class A	19,285	939,180
Nalco Holding Co.	13,200	321,024
The Mosaic Co. (a)	1,700	213,044
Tronox, Inc. Class A	14,100	50,055
		2,495,604
Containers & Packaging - 0.3%
Pactiv Corp. (a)	10,300	253,689
Rock-Tenn Co. Class A	4,700	167,743
		421,432
Metals & Mining - 0.5%
Alcoa, Inc.	16,900	685,971
Carpenter Technology Corp.	2,400	132,480
		818,451
TOTAL MATERIALS		3,735,487
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	106,677	4,256,412
FairPoint Communications, Inc.	858	7,722
Qwest Communications International, Inc.	50,900	246,865
Verizon Communications, Inc.	45,000	1,731,150
		6,242,149
Common Stocks - continued
	Shares	Value
UTILITIES - 5.6%
Electric Utilities - 3.6%
Allete, Inc.	7,500	$ 333,150
Entergy Corp.	4,000	483,080
Exelon Corp.	24,200	2,129,600
Pepco Holdings, Inc.	38,390	1,038,066
PPL Corp.	33,000	1,693,230
		5,677,126
Gas Utilities - 0.1%
Energen Corp.	1,100	82,445
Independent Power Producers & Energy Traders - 0.2%
Reliant Energy, Inc. (a)	12,300	314,388
Multi-Utilities - 1.7%
Public Service Enterprise Group, Inc.	29,400	1,301,244
Wisconsin Energy Corp.	29,600	1,421,984
		2,723,228
TOTAL UTILITIES		8,797,187
TOTAL COMMON STOCKS (Cost $148,798,854)		155,693,107
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	200	211,836
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,700	91,137
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $285,000)		302,973
Investment Companies - 0.3%

Ares Capital Corp. (Cost $537,457)	33,676	417,246
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	2,281,828	$ 2,281,828
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	205,700	205,700
TOTAL MONEY MARKET FUNDS (Cost $2,487,528)		2,487,528
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $152,108,839)		158,900,854
NET OTHER ASSETS - (1.3)%		(2,051,839)
NET ASSETS - 100%		$ 156,849,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,851
Fidelity Securities Lending Cash Central Fund	20,635
Total	$ 57,486
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 158,900,854	$ 158,597,881	$ 302,973	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $195,059) - See accompanying schedule: Unaffiliated issuers (cost $149,621,311)	$ 156,413,326
Fidelity Central Funds (cost $2,487,528)	2,487,528
Total Investments (cost $152,108,839)		$ 158,900,854
Receivable for investments sold		2,036,007
Receivable for fund shares sold		208,576
Dividends receivable		250,439
Distributions receivable from Fidelity Central Funds		14,075
Prepaid expenses		269
Other receivables		423
Total assets		161,410,643

Liabilities
Payable for investments purchased	$ 3,771,019
Payable for fund shares redeemed	368,259
Accrued management fee	76,315
Distribution fees payable	65,044
Other affiliated payables	42,570
Other payables and accrued expenses	32,721
Collateral on securities loaned, at value	205,700
Total liabilities		4,561,628

Net Assets		$ 156,849,015
Net Assets consist of:
Paid in capital		$ 154,278,371
Undistributed net investment income		417,270
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,638,557)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,791,931
Net Assets		$ 156,849,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,721,804 ÷ 4,935,956 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($56,237,594 ÷ 5,093,465 shares)	$ 11.04

Maximum offering price per share (100/96.50 of $11.04)	$ 11.44
Class B: Net Asset Value and offering price per share ($16,778,622 ÷ 1,537,923 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($19,017,878 ÷ 1,749,205 shares)A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,093,117 ÷ 898,870 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,473,141
Interest		2,888
Income from Fidelity Central Funds		57,486
Total income		1,533,515

Expenses
Management fee	$ 410,075
Transfer agent fees	217,913
Distribution fees	381,584
Accounting and security lending fees	30,656
Custodian fees and expenses	17,185
Independent trustees' compensation	310
Registration fees	53,750
Audit	27,954
Legal	418
Miscellaneous	25,847
Total expenses before reductions	1,165,692
Expense reductions	(49,447)	1,116,245
Net investment income (loss)		417,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,968,210)
Investment not meeting investment restrictions	3,478
Foreign currency transactions	(6,500)
Total net realized gain (loss)		(2,971,232)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,808,783)
Assets and liabilities in foreign currencies	(205)
Total change in net unrealized appreciation (depreciation)		(4,808,988)
Net gain (loss)		(7,780,220)
Net increase (decrease) in net assets resulting from operations		$ (7,362,950)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 417,270	$ (1,865)
Net realized gain (loss)	(2,971,232)	5,710,743
Change in net unrealized appreciation (depreciation)	(4,808,988)	4,708,756
Net increase (decrease) in net assets resulting from operations	(7,362,950)	10,417,634
Distributions to shareholders from net investment income	-	(313,965)
Distributions to shareholders from net realized gain	(6,426,641)	(17,680,384)
Total distributions	(6,426,641)	(17,994,349)
Share transactions - net increase (decrease)	20,211,301	33,073,893
Total increase (decrease) in net assets	6,421,710	25,497,178

Net Assets
Beginning of period	150,427,305	124,930,127
End of period (including undistributed net investment income of $417,270 and $0, respectively)	$ 156,849,015	$ 150,427,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.21	$ 13.04	$ 12.31	$ 11.61	$ 10.42	$ 8.88
Income from Invest- ment Operations
Net investment income (loss) E	.05	.04	.08	.09	.09 H	.04
Net realized and unrealized gain (loss)	(.61)	.98	1.53	.91	1.31	1.50
Total from investment operations	(.56)	1.02	1.61	1.00	1.40	1.54
Distributions from net investment income	-	(.07)	(.09)	(.08)	(.05)	-
Distributions from net realized gain	(.56)	(1.79)	(.80)	(.22)	(.16)	-
Total distributions	(.56)	(1.85) J	(.88) K	(.30)	(.21)	-
Net asset value, end of period	$ 11.09	$ 12.21	$ 13.04	$ 12.31	$ 11.61	$ 10.42
Total Return B, C, D	(4.83)%	9.19%	13.96%	8.80%	13.60%	17.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.30%	1.33%	1.36%	1.45%	1.64%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.27%	1.45%	1.53%
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.20%	1.40%	1.44%
Net investment income (loss)	.84% A	.31%	.67%	.81%	.82%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,722	$ 43,917	$ 28,438	$ 21,393	$ 13,083	$ 7,536
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. K Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.14	$ 12.96	$ 12.24	$ 11.54	$ 10.36	$ 8.85
Income from Invest- ment Operations
Net investment income (loss) E	.03	.01	.05	.06	.06 H	.02
Net realized and unrealized gain (loss)	(.61)	.99	1.52	.91	1.30	1.49
Total from investment operations	(.58)	1.00	1.57	.97	1.36	1.51
Distributions from net investment income	-	(.03)	(.05)	(.05)	(.02)	-
Distributions from net realized gain	(.52)	(1.79)	(.80)	(.22)	(.16)	-
Total distributions	(.52)	(1.82) J	(.85) K	(.27)	(.18)	-
Net asset value, end of period	$ 11.04	$ 12.14	$ 12.96	$ 12.24	$ 11.54	$ 10.36
Total Return B, C, D	(5.03)%	8.99%	13.60%	8.57%	13.26%	17.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	1.56%	1.59%	1.62%	1.73%	1.94%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.53%	1.73%	1.78%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.46%	1.67%	1.68%
Net investment income (loss)	.58% A	.06%	.42%	.55%	.54%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,238	$ 62,518	$ 54,067	$ 47,736	$ 43,575	$ 30,316
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. K Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.77	$ 12.07	$ 11.39	$ 10.24	$ 8.78
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.01)	- J	- H, J	(.02)
Net realized and unrealized gain (loss)	(.61)	.98	1.50	.90	1.28	1.48
Total from investment operations	(.61)	.93	1.49	.90	1.28	1.46
Distributions from net realized gain	(.44)	(1.74) K	(.79) L	(.22)	(.13)	-
Net asset value, end of period	$ 10.91	$ 11.96	$ 12.77	$ 12.07	$ 11.39	$ 10.24
Total Return B, C, D	(5.28)%	8.51%	13.07%	8.03%	12.58%	16.63%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.06%	2.08%	2.12%	2.27%	2.44%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.04%	2.25%	2.25%
Expenses net of all reductions	2.00% A	1.99%	1.99%	1.97%	2.19%	2.15%
Net investment income (loss)	.08% A	(.44)%	(.08)%	.04%	.02%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,779	$ 19,277	$ 20,916	$ 21,849	$ 21,024	$ 14,372
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.743 per share. L Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 12.76	$ 12.07	$ 11.39	$ 10.23	$ 8.77
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.01)	.01	- H, J	(.02)
Net realized and unrealized gain (loss)	(.60)	.97	1.49	.89	1.29	1.48
Total from investment operations	(.60)	.92	1.48	.90	1.29	1.46
Distributions from net realized gain	(.46)	(1.75) K	(.79) L	(.22)	(.13)	-
Net asset value, end of period	$ 10.87	$ 11.93	$ 12.76	$ 12.07	$ 11.39	$ 10.23
Total Return B, C, D	(5.25)%	8.43%	13.02%	8.03%	12.69%	16.65%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	2.06%	2.08%	2.11%	2.23%	2.37%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.03%	2.23%	2.25%
Expenses net of all reductions	2.00% A	1.99%	1.99%	1.96%	2.18%	2.15%
Net investment income (loss)	.08% A	(.44)%	(.08)%	.05%	.04%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,018	$ 20,038	$ 17,690	$ 16,849	$ 15,303	$ 11,665
Portfolio turnover rate G	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.752 per share. L Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31,

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.38	$ 13.18	$ 12.43	$ 11.72	$ 10.50	$ 8.91
Income from Invest- ment Operations
Net investment income (loss) D	.06	.08	.12	.14	.13 G	.06
Net realized and unrealized gain (loss)	(.62)	1.01	1.54	.92	1.31	1.53
Total from investment operations	(.56)	1.09	1.66	1.06	1.44	1.59
Distributions from net investment income	-	(.10)	(.12)	(.13)	(.06)	-
Distributions from net realized gain	(.59)	(1.79)	(.80)	(.22)	(.16)	-
Total distributions	(.59)	(1.89) I	(.91) J	(.35)	(.22)	-
Net asset value, end of period	$ 11.23	$ 12.38	$ 13.18	$ 12.43	$ 11.72	$ 10.50
Total Return B, C	(4.77)%	9.65%	14.28%	9.27%	13.89%	17.85%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05% A	.94%	.91%	.92%	1.11%	1.25%
Expenses net of fee waivers, if any	1.00% A	.94%	.91%	.92%	1.11%	1.25%
Expenses net of all reductions	.99% A	.93%	.90%	.85%	1.05%	1.15%
Net investment income (loss)	1.09% A	.62%	1.02%	1.16%	1.17%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,093	$ 4,678	$ 3,820	$ 5,983	$ 3,821	$ 1,031
Portfolio turnover rate F	148% A	136%	251%	190%	144%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. J Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-
dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,451,268
Unrealized depreciation	(13,830,126)
Net unrealized appreciation (depreciation)	$ 2,621,142
Cost for federal income tax purposes	$ 156,279,712

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,889,206 and $108,979,809, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged 0.26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 60,447	$ 6,931
Class T	.25%	.25%	140,715	147
Class B	.75%	.25%	86,316	64,840
Class C	.75%	.25%	94,106	13,750
			$ 381,584	$ 85,668

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,638
Class T	5,781
Class B*	12,024
Class C*	1,042
$ 44,485

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71,612.30
Class T	84,123.30
Class B	25,707.30
Class C	28,002.30
Institutional Class	8,469.26
	$ 217,913

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,054 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $144 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $20,635.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 15,567
Class T	1.50%	18,706
Class B	2.00%	5,683
Class C	2.00%	6,241
Institutional Class	1.00%	1,661
		$ 47,858

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,511 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 78

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $19,338, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ -	$ 150,296
Class T	-	134,011
Institutional Class	-	29,658
Total	$ -	$ 313,965
From net realized gain
Class A	$ 2,090,558	$ 4,059,680
Class T	2,635,651	7,677,974
Class B	712,005	2,889,578
Class C	772,905	2,511,372
Institutional Class	215,522	541,780
Total	$ 6,426,641	$ 17,680,384

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	1,893,202	1,970,936	$ 20,908,870	$ 24,206,698
Reinvestment of distributions	167,236	346,960	1,965,241	4,006,217
Shares redeemed	(720,226)	(903,566)	(7,845,616)	(11,043,625)
Net increase (decrease)	1,340,212	1,414,330	$ 15,028,495	$ 17,169,290
Class T
Shares sold	979,093	1,846,628	$ 10,863,553	$ 22,709,390
Reinvestment of distributions	218,330	657,227	2,556,736	7,551,962
Shares redeemed	(1,254,419)	(1,525,301)	(13,758,627)	(18,487,291)
Net increase (decrease)	(56,996)	978,554	$ (338,338)	$ 11,774,061
Class B
Shares sold	117,919	299,184	$ 1,274,471	$ 3,574,097
Reinvestment of distributions	56,778	234,329	658,118	2,658,540
Shares redeemed	(249,126)	(558,607)	(2,695,576)	(6,628,081)
Net increase (decrease)	(74,429)	(25,094)	$ (762,987)	$ (395,444)
Class C
Shares sold	278,418	531,686	$ 3,001,957	$ 6,373,820
Reinvestment of distributions	61,253	202,083	707,623	2,286,633
Shares redeemed	(269,843)	(440,630)	(2,899,399)	(5,245,421)
Net increase (decrease)	69,828	293,139	$ 810,181	$ 3,415,032
Institutional Class
Shares sold	608,495	176,953	$ 6,438,569	$ 2,218,552
Reinvestment of distributions	16,910	45,635	201,006	532,567
Shares redeemed	(104,512)	(134,383)	(1,165,625)	(1,640,165)
Net increase (decrease)	520,893	88,205	$ 5,473,950	$ 1,110,954

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0708
1.786788.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Fifty
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 955.50	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class T
Actual	$ 1,000.00	$ 953.50	$ 7.33
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57
Class B
Actual	$ 1,000.00	$ 950.90	$ 9.75
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Class C
Actual	$ 1,000.00	$ 951.50	$ 9.76
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class
Actual	$ 1,000.00	$ 956.60	$ 4.79
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Flowserve Corp.	5.2	2.9
DeVry, Inc.	5.0	2.6
Nokia Corp. sponsored ADR	3.9	0.9
Fiserv, Inc.	3.7	2.0
CVS Caremark Corp.	3.5	0.0
Research In Motion Ltd.	3.3	2.4
Molson Coors Brewing Co. Class B	3.2	3.3
Alstom SA	3.1	4.7
American Tower Corp. Class A	3.0	3.4
Diamond Offshore Drilling, Inc.	3.0	0.0
	36.9
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	22.5	1.4
Information Technology	16.8	24.9
Industrials	16.8	21.4
Consumer Discretionary	15.2	22.5
Materials	8.1	2.0
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 99.3%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	19.7%	** Foreign investments	25.7%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.6%
WABCO Holdings, Inc.	39,200	$ 2,048,592
Diversified Consumer Services - 7.5%
DeVry, Inc.	114,148	6,512,143
Weight Watchers International, Inc.	75,552	3,158,829
		9,670,972
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	9,100	324,506
Las Vegas Sands Corp. (a)	7,600	527,744
		852,250
Household Durables - 2.5%
Harman International Industries, Inc.	72,877	3,259,059
Media - 3.0%
The Walt Disney Co.	114,700	3,853,920
TOTAL CONSUMER DISCRETIONARY		19,684,793
CONSUMER STAPLES - 6.7%
Beverages - 3.2%
Dr Pepper Snapple Group, Inc. (a)	144	3,626
Molson Coors Brewing Co. Class B	72,434	4,201,172
		4,204,798
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	104,600	4,475,834
Whole Foods Market, Inc.	300	8,700
		4,484,534
Food Products - 0.0%
Cadbury PLC ADR	192	10,308
TOTAL CONSUMER STAPLES		8,699,640
ENERGY - 22.5%
Energy Equipment & Services - 10.4%
BJ Services Co.	104,700	3,161,940
Diamond Offshore Drilling, Inc. (d)	29,000	3,956,760
Halliburton Co.	67,400	3,274,292
Weatherford International Ltd. (a)	68,600	3,130,218
		13,523,210
Oil, Gas & Consumable Fuels - 12.1%
Chesapeake Energy Corp.	60,000	3,286,200
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	15,100	$ 1,473,156
EOG Resources, Inc.	25,000	3,215,750
Peabody Energy Corp.	49,700	3,673,824
Valero Energy Corp.	26,400	1,342,176
XTO Energy, Inc.	41,169	2,619,172
		15,610,278
TOTAL ENERGY		29,133,488
FINANCIALS - 2.7%
Diversified Financial Services - 1.8%
Bolsa de Mercadorias & Futuros - BM&F SA	211,400	2,422,684
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd.	98,591	1,129,260
TOTAL FINANCIALS		3,551,944
HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.7%
C.R. Bard, Inc.	24,286	2,214,883
Health Care Providers & Services - 2.9%
Express Scripts, Inc. (a)	36,200	2,610,382
Henry Schein, Inc. (a)	21,069	1,173,965
		3,784,347
Life Sciences Tools & Services - 1.9%
Waters Corp. (a)	39,300	2,417,736
TOTAL HEALTH CARE		8,416,966
INDUSTRIALS - 16.8%
Electrical Equipment - 8.4%
Alstom SA	16,200	4,083,535
Areva T&D India Ltd.	1,703	61,253
Bharat Heavy Electricals Ltd.	56,182	2,216,164
Nexans SA	16,800	2,291,845
Prysmian SpA	86,333	2,283,240
		10,936,037
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 5.3%
Deere & Co.	800	$ 65,072
Flowserve Corp.	48,800	6,759,777
		6,824,849
Road & Rail - 3.1%
All America Latina Logistica SA unit	82,100	1,206,893
CSX Corp.	21,500	1,484,790
Hertz Global Holdings, Inc. (a)	96,197	1,271,724
		3,963,407
TOTAL INDUSTRIALS		21,724,293
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 9.1%
Juniper Networks, Inc. (a)	88,450	2,434,144
Nokia Corp. sponsored ADR	180,800	5,134,720
Research In Motion Ltd. (a)	30,600	4,249,422
		11,818,286
Computers & Peripherals - 0.0%
Apple, Inc. (a)	100	18,875
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	79,635	3,109,747
IT Services - 5.3%
Fiserv, Inc. (a)(d)	91,200	4,775,232
Visa, Inc.	23,600	2,038,096
		6,813,328
TOTAL INFORMATION TECHNOLOGY		21,760,236
MATERIALS - 8.1%
Metals & Mining - 8.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	22,500	2,603,475
MMX Mineracao e Metalicos SA (a)	18,000	608,337
Nucor Corp.	21,400	1,600,720
Steel Dynamics, Inc.	73,200	2,642,520
United States Steel Corp.	17,400	3,005,154
		10,460,206
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	86,600	3,959,352
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	14,200	$ 1,249,600
TOTAL COMMON STOCKS (Cost $114,035,802)		128,640,518
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.44% (b)	2,977,847	2,977,847
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	4,226,050	4,226,050
TOTAL MONEY MARKET FUNDS (Cost $7,203,897)		7,203,897
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $121,239,699)		135,844,415
NET OTHER ASSETS - (4.9)%		(6,364,505)
NET ASSETS - 100%		$ 129,479,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,725
Fidelity Securities Lending Cash Central Fund	29,958
Total	$ 88,683
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 135,844,415	$ 135,844,415	$ -	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.3%
France	4.9%
Finland	3.9%
Canada	3.3%
Brazil	3.2%
India	2.6%
Italy	1.8%
Others (individually less than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,144,952) - See accompanying schedule: Unaffiliated issuers (cost $114,035,802)	$ 128,640,518
Fidelity Central Funds (cost $7,203,897)	7,203,897
Total Investments (cost $121,239,699)		$ 135,844,415
Cash		10,504
Receivable for investments sold		1,924,949
Receivable for fund shares sold		84,099
Dividends receivable		85,916
Distributions receivable from Fidelity Central Funds		27,735
Prepaid expenses		262
Other receivables		1,171
Total assets		137,979,051

Liabilities
Payable for investments purchased	$ 3,941,826
Payable for fund shares redeemed	152,032
Accrued management fee	62,025
Distribution fees payable	53,085
Other affiliated payables	34,659
Other payables and accrued expenses	29,464
Collateral on securities loaned, at value	4,226,050
Total liabilities		8,499,141

Net Assets		$ 129,479,910
Net Assets consist of:
Paid in capital		$ 131,063,699
Accumulated net investment loss		(196,565)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,992,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,605,286
Net Assets		$ 129,479,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,348,213 ÷ 5,215,111 shares)	$ 11.00

Maximum offering price per share (100/94.25 of $11.00)	$ 11.67
Class T: Net Asset Value and redemption price per share ($30,669,443 ÷ 2,847,154 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($13,517,474 ÷ 1,295,506 shares)A	$ 10.43

Class C: Net Asset Value and offering price per share ($20,877,444 ÷ 2,014,763 shares)A	$ 10.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,067,336 ÷ 624,946 shares)	$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)
Investment Income
Dividends		$ 665,069
Interest		2,914
Income from Fidelity Central Funds		88,683
Total income		756,666

Expenses
Management fee	$ 357,495
Transfer agent fees	188,400
Distribution fees	320,182
Accounting and security lending fees	25,509
Custodian fees and expenses	28,779
Independent trustees' compensation	279
Registration fees	26,856
Audit	28,477
Legal	409
Miscellaneous	19,710
Total expenses before reductions	996,096
Expense reductions	(42,865)	953,231
Net investment income (loss)		(196,565)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,538)	(15,226,739)
Foreign currency transactions	(19,181)
Total net realized gain (loss)		(15,245,920)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $10,444)	7,980,562
Assets and liabilities in foreign currencies	(1,329)
Total change in net unrealized appreciation (depreciation)		7,979,233
Net gain (loss)		(7,266,687)
Net increase (decrease) in net assets resulting from operations		$ (7,463,252)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (196,565)	$ (879,378)
Net realized gain (loss)	(15,245,920)	14,190,518
Change in net unrealized appreciation (depreciation)	7,979,233	2,392,144
Net increase (decrease) in net assets resulting from operations	(7,463,252)	15,703,284
Distributions to shareholders from net realized gain	(12,601,653)	(19,097,087)
Share transactions - net increase (decrease)	4,439,964	38,172,205
Total increase (decrease) in net assets	(15,624,941)	34,778,402

Net Assets
Beginning of period	145,104,851	110,326,449
End of period (including accumulated net investment loss of $196,565 and $0 respectively)	$ 129,479,910	$ 145,104,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.19	$ 12.18	$ 10.77	$ 9.97	$ 9.34
Income from Investment Operations
Net investment income (loss) E	- K	(.05)	.01 H	(.05)	(.01) I	(.01)
Net realized and unrealized gain (loss)	(.52)	1.67	1.23	1.46	.81	.64
Total from investment operations	(.52)	1.62	1.24	1.41	.80	.63
Distributions from net realized gain	(1.11)	(2.18)	(.23)	-	-	-
Net asset value, end of period	$ 11.00	$ 12.63	$ 13.19	$ 12.18	$ 10.77	$ 9.97
Total Return B,C,D	(4.45)%	14.48%	10.28%	13.09%	8.02%	6.75%
Ratios to Average Net Assets F,J
Expenses before reductions	1.30% A	1.26%	1.33%	1.40%	1.43%	1.51%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.28%	1.43%	1.51%
Expenses net of all reductions	1.24% A	1.25%	1.25%	1.24%	1.38%	1.33%
Net investment income (loss)	(.06)% A	(.40)%	.11% H	(.47)%	(.12)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,348	$ 60,112	$ 39,182	$ 20,556	$ 17,633	$ 11,917
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.95	$ 11.99	$ 10.64	$ 9.89	$ 9.28
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.02) H	(.08)	(.05) I	(.04)
Net realized and unrealized gain (loss)	(.52)	1.65	1.21	1.43	.80	.65
Total from investment operations	(.54)	1.57	1.19	1.35	.75	.61
Distributions from net realized gain	(1.06)	(2.15)	(.23)	-	-	-
Net asset value, end of period	$ 10.77	$ 12.37	$ 12.95	$ 11.99	$ 10.64	$ 9.89
Total Return B,C,D	(4.65)%	14.23%	10.02%	12.69%	7.58%	6.57%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.54%	1.62%	1.68%	1.78%	1.81%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.54%	1.75%	1.80%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.50%	1.70%	1.62%
Net investment income (loss)	(.31)% A	(.65)%	(.13)% H	(.73)%	(.44)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,669	$ 34,913	$ 31,313	$ 26,484	$ 24,219	$ 24,343
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.08) H	(.13)	(.09) I	(.08)
Net realized and unrealized gain (loss)	(.51)	1.59	1.18	1.39	.79	.63
Total from investment operations	(.55)	1.46	1.10	1.26	.70	.55
Distributions from net realized gain	(.98)	(2.08)	(.23)	-	-	-
Net asset value, end of period	$ 10.43	$ 11.96	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Total Return B,C,D	(4.91)%	13.65%	9.48%	12.06%	7.18%	5.98%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.02%	2.10%	2.16%	2.24%	2.25%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.05%	2.24%	2.25%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.19%	2.08%
Net investment income (loss)	(.81)% A	(1.14)%	(.63)% H	(1.24)%	(.93)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,517	$ 17,301	$ 19,257	$ 19,056	$ 20,137	$ 18,657
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.19
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.08) H	(.13)	(.09) I	(.07)
Net realized and unrealized gain (loss)	(.50)	1.58	1.18	1.39	.79	.63
Total from investment operations	(.54)	1.45	1.10	1.26	.70	.56
Distributions from net realized gain	(1.02)	(2.11)	(.23)	-	-	-
Net asset value, end of period	$ 10.36	$ 11.92	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Total Return B,C,D	(4.85)%	13.61%	9.48%	12.06%	7.18%	6.09%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.01%	2.09%	2.15%	2.18%	2.21%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.04%	2.18%	2.21%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.13%	2.04%
Net investment income (loss)	(.81)% A	(1.15)%	(.63)% H	(1.23)%	(.87)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,877	$ 23,503	$ 17,132	$ 12,016	$ 11,736	$ 11,501
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.49	$ 12.41	$ 10.96	$ 10.10	$ 9.41
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	.05 G	(.02)	.03 H	.03
Net realized and unrealized gain (loss)	(.53)	1.71	1.26	1.47	.83	.66
Total from investment operations	(.52)	1.70	1.31	1.45	.86	.69
Distributions from net realized gain	(1.15)	(2.21)	(.23)	-	-	-
Net asset value, end of period	$ 11.31	$ 12.98	$ 13.49	$ 12.41	$ 10.96	$ 10.10
Total Return B,C	(4.34)%	14.84%	10.66%	13.23%	8.51%	7.33%
Ratios to Average Net Assets E,I
Expenses before reductions	.98% A	.95%	.95%	.98%	1.01%	1.03%
Expenses net of fee waivers, if any	.98% A	.95%	.95%	.98%	1.01%	1.03%
Expenses net of all reductions	.96% A	.94%	.94%	.93%	.96%	.86%
Net investment income (loss)	.22% A	(.10)%	.42% G	(.16)%	.30%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,067	$ 9,277	$ 3,443	$ 1,408	$ 647	$ 1,054
Portfolio turnover rate F	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,791,184
Unrealized depreciation	(6,954,734)
Net unrealized appreciation (depreciation)	$ 13,836,450
Cost for federal income tax purposes	$ 122,007,965

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $131,048,430 and $134,543,426, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 68,913	$ 7,613
Class T	.25%	.25%	76,830	943
Class B	.75%	.25%	71,371	53,595
Class C	.75%	.25%	103,068	25,287
			$ 320,182	$ 87,438

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,820
Class T	4,794
Class B*	15,882
Class C*	1,133
$ 29,629

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 81,022.29
Class T	47,368.31
Class B	21,089.30
Class C	30,412.30
Institutional Class	8,509.22
	$ 188,400

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,023 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $132 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29,958.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 14,666
Class T	1.50%	10,549
Class B	2.00%	4,096
Class C	2.00%	5,739
		$ 35,050

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,322 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $201. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 752
Class C	70
Institutional Class	470
$ 1,292

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $19,689, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 5,353,741	$ 6,830,165
Class T	3,014,589	5,395,164
Class B	1,409,671	3,272,931
Class C	2,014,557	3,035,138
Institutional Class	809,095	563,689
Total	$ 12,601,653	$ 19,097,087

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	910,364	2,288,034	$ 9,754,310	$ 28,378,547
Reinvestment of distributions	446,592	568,354	5,094,634	6,598,579
Shares redeemed	(899,919)	(1,068,851)	(9,382,743)	(13,174,141)
Net increase (decrease)	457,037	1,787,537	$ 5,466,201	$ 21,802,985
Class T
Shares sold	305,131	664,214	$ 3,203,497	$ 8,011,294
Reinvestment of distributions	261,133	459,202	2,921,480	5,237,863
Shares redeemed	(541,553)	(718,678)	(5,553,357)	(8,586,053)
Net increase (decrease)	24,711	404,738	$ 571,620	$ 4,663,104
Class B
Shares sold	74,258	268,478	$ 751,682	$ 3,114,982
Reinvestment of distributions	118,591	268,213	1,288,755	2,974,176
Shares redeemed	(344,080)	(620,924)	(3,427,259)	(7,277,781)
Net increase (decrease)	(151,231)	(84,233)	$ (1,386,822)	$ (1,188,623)
Class C
Shares sold	225,977	730,740	$ 2,248,548	$ 8,566,365
Reinvestment of distributions	168,217	253,040	1,814,648	2,796,572
Shares redeemed	(350,556)	(374,497)	(3,445,372)	(4,334,750)
Net increase (decrease)	43,638	609,283	$ 617,824	$ 7,028,187

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Institutional Class
Shares sold	183,741	567,396	$ 1,939,708	$ 7,232,456
Reinvestment of distributions	62,441	38,142	731,704	453,800
Shares redeemed	(335,732)	(146,249)	(3,500,271)	(1,819,704)
Net increase (decrease)	(89,550)	459,289	$ (828,859)	$ 5,866,552

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIF-USAN-0708
1.786789.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Fifty
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 955.50	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class T
Actual	$ 1,000.00	$ 953.50	$ 7.33
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.57
Class B
Actual	$ 1,000.00	$ 950.90	$ 9.75
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Class C
Actual	$ 1,000.00	$ 951.50	$ 9.76
HypotheticalA	$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class
Actual	$ 1,000.00	$ 956.60	$ 4.79
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Flowserve Corp.	5.2	2.9
DeVry, Inc.	5.0	2.6
Nokia Corp. sponsored ADR	3.9	0.9
Fiserv, Inc.	3.7	2.0
CVS Caremark Corp.	3.5	0.0
Research In Motion Ltd.	3.3	2.4
Molson Coors Brewing Co. Class B	3.2	3.3
Alstom SA	3.1	4.7
American Tower Corp. Class A	3.0	3.4
Diamond Offshore Drilling, Inc.	3.0	0.0
	36.9
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	22.5	1.4
Information Technology	16.8	24.9
Industrials	16.8	21.4
Consumer Discretionary	15.2	22.5
Materials	8.1	2.0
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 99.3%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	19.7%	** Foreign investments	25.7%
Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.6%
WABCO Holdings, Inc.	39,200	$ 2,048,592
Diversified Consumer Services - 7.5%
DeVry, Inc.	114,148	6,512,143
Weight Watchers International, Inc.	75,552	3,158,829
		9,670,972
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	9,100	324,506
Las Vegas Sands Corp. (a)	7,600	527,744
		852,250
Household Durables - 2.5%
Harman International Industries, Inc.	72,877	3,259,059
Media - 3.0%
The Walt Disney Co.	114,700	3,853,920
TOTAL CONSUMER DISCRETIONARY		19,684,793
CONSUMER STAPLES - 6.7%
Beverages - 3.2%
Dr Pepper Snapple Group, Inc. (a)	144	3,626
Molson Coors Brewing Co. Class B	72,434	4,201,172
		4,204,798
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	104,600	4,475,834
Whole Foods Market, Inc.	300	8,700
		4,484,534
Food Products - 0.0%
Cadbury PLC ADR	192	10,308
TOTAL CONSUMER STAPLES		8,699,640
ENERGY - 22.5%
Energy Equipment & Services - 10.4%
BJ Services Co.	104,700	3,161,940
Diamond Offshore Drilling, Inc. (d)	29,000	3,956,760
Halliburton Co.	67,400	3,274,292
Weatherford International Ltd. (a)	68,600	3,130,218
		13,523,210
Oil, Gas & Consumable Fuels - 12.1%
Chesapeake Energy Corp.	60,000	3,286,200
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	15,100	$ 1,473,156
EOG Resources, Inc.	25,000	3,215,750
Peabody Energy Corp.	49,700	3,673,824
Valero Energy Corp.	26,400	1,342,176
XTO Energy, Inc.	41,169	2,619,172
		15,610,278
TOTAL ENERGY		29,133,488
FINANCIALS - 2.7%
Diversified Financial Services - 1.8%
Bolsa de Mercadorias & Futuros - BM&F SA	211,400	2,422,684
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd.	98,591	1,129,260
TOTAL FINANCIALS		3,551,944
HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.7%
C.R. Bard, Inc.	24,286	2,214,883
Health Care Providers & Services - 2.9%
Express Scripts, Inc. (a)	36,200	2,610,382
Henry Schein, Inc. (a)	21,069	1,173,965
		3,784,347
Life Sciences Tools & Services - 1.9%
Waters Corp. (a)	39,300	2,417,736
TOTAL HEALTH CARE		8,416,966
INDUSTRIALS - 16.8%
Electrical Equipment - 8.4%
Alstom SA	16,200	4,083,535
Areva T&D India Ltd.	1,703	61,253
Bharat Heavy Electricals Ltd.	56,182	2,216,164
Nexans SA	16,800	2,291,845
Prysmian SpA	86,333	2,283,240
		10,936,037
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 5.3%
Deere & Co.	800	$ 65,072
Flowserve Corp.	48,800	6,759,777
		6,824,849
Road & Rail - 3.1%
All America Latina Logistica SA unit	82,100	1,206,893
CSX Corp.	21,500	1,484,790
Hertz Global Holdings, Inc. (a)	96,197	1,271,724
		3,963,407
TOTAL INDUSTRIALS		21,724,293
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 9.1%
Juniper Networks, Inc. (a)	88,450	2,434,144
Nokia Corp. sponsored ADR	180,800	5,134,720
Research In Motion Ltd. (a)	30,600	4,249,422
		11,818,286
Computers & Peripherals - 0.0%
Apple, Inc. (a)	100	18,875
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	79,635	3,109,747
IT Services - 5.3%
Fiserv, Inc. (a)(d)	91,200	4,775,232
Visa, Inc.	23,600	2,038,096
		6,813,328
TOTAL INFORMATION TECHNOLOGY		21,760,236
MATERIALS - 8.1%
Metals & Mining - 8.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	22,500	2,603,475
MMX Mineracao e Metalicos SA (a)	18,000	608,337
Nucor Corp.	21,400	1,600,720
Steel Dynamics, Inc.	73,200	2,642,520
United States Steel Corp.	17,400	3,005,154
		10,460,206
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	86,600	3,959,352
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	14,200	$ 1,249,600
TOTAL COMMON STOCKS (Cost $114,035,802)		128,640,518
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.44% (b)	2,977,847	2,977,847
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	4,226,050	4,226,050
TOTAL MONEY MARKET FUNDS (Cost $7,203,897)		7,203,897
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $121,239,699)		135,844,415
NET OTHER ASSETS - (4.9)%		(6,364,505)
NET ASSETS - 100%		$ 129,479,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,725
Fidelity Securities Lending Cash Central Fund	29,958
Total	$ 88,683
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 135,844,415	$ 135,844,415	$ -	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.3%
France	4.9%
Finland	3.9%
Canada	3.3%
Brazil	3.2%
India	2.6%
Italy	1.8%
Others (individually less than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,144,952) - See accompanying schedule: Unaffiliated issuers (cost $114,035,802)	$ 128,640,518
Fidelity Central Funds (cost $7,203,897)	7,203,897
Total Investments (cost $121,239,699)		$ 135,844,415
Cash		10,504
Receivable for investments sold		1,924,949
Receivable for fund shares sold		84,099
Dividends receivable		85,916
Distributions receivable from Fidelity Central Funds		27,735
Prepaid expenses		262
Other receivables		1,171
Total assets		137,979,051

Liabilities
Payable for investments purchased	$ 3,941,826
Payable for fund shares redeemed	152,032
Accrued management fee	62,025
Distribution fees payable	53,085
Other affiliated payables	34,659
Other payables and accrued expenses	29,464
Collateral on securities loaned, at value	4,226,050
Total liabilities		8,499,141

Net Assets		$ 129,479,910
Net Assets consist of:
Paid in capital		$ 131,063,699
Accumulated net investment loss		(196,565)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,992,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,605,286
Net Assets		$ 129,479,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,348,213 ÷ 5,215,111 shares)	$ 11.00

Maximum offering price per share (100/94.25 of $11.00)	$ 11.67
Class T: Net Asset Value and redemption price per share ($30,669,443 ÷ 2,847,154 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($13,517,474 ÷ 1,295,506 shares)A	$ 10.43

Class C: Net Asset Value and offering price per share ($20,877,444 ÷ 2,014,763 shares)A	$ 10.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,067,336 ÷ 624,946 shares)	$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)
Investment Income
Dividends		$ 665,069
Interest		2,914
Income from Fidelity Central Funds		88,683
Total income		756,666

Expenses
Management fee	$ 357,495
Transfer agent fees	188,400
Distribution fees	320,182
Accounting and security lending fees	25,509
Custodian fees and expenses	28,779
Independent trustees' compensation	279
Registration fees	26,856
Audit	28,477
Legal	409
Miscellaneous	19,710
Total expenses before reductions	996,096
Expense reductions	(42,865)	953,231
Net investment income (loss)		(196,565)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,538)	(15,226,739)
Foreign currency transactions	(19,181)
Total net realized gain (loss)		(15,245,920)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $10,444)	7,980,562
Assets and liabilities in foreign currencies	(1,329)
Total change in net unrealized appreciation (depreciation)		7,979,233
Net gain (loss)		(7,266,687)
Net increase (decrease) in net assets resulting from operations		$ (7,463,252)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (196,565)	$ (879,378)
Net realized gain (loss)	(15,245,920)	14,190,518
Change in net unrealized appreciation (depreciation)	7,979,233	2,392,144
Net increase (decrease) in net assets resulting from operations	(7,463,252)	15,703,284
Distributions to shareholders from net realized gain	(12,601,653)	(19,097,087)
Share transactions - net increase (decrease)	4,439,964	38,172,205
Total increase (decrease) in net assets	(15,624,941)	34,778,402

Net Assets
Beginning of period	145,104,851	110,326,449
End of period (including accumulated net investment loss of $196,565 and $0 respectively)	$ 129,479,910	$ 145,104,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.19	$ 12.18	$ 10.77	$ 9.97	$ 9.34
Income from Investment Operations
Net investment income (loss) E	- K	(.05)	.01 H	(.05)	(.01) I	(.01)
Net realized and unrealized gain (loss)	(.52)	1.67	1.23	1.46	.81	.64
Total from investment operations	(.52)	1.62	1.24	1.41	.80	.63
Distributions from net realized gain	(1.11)	(2.18)	(.23)	-	-	-
Net asset value, end of period	$ 11.00	$ 12.63	$ 13.19	$ 12.18	$ 10.77	$ 9.97
Total Return B,C,D	(4.45)%	14.48%	10.28%	13.09%	8.02%	6.75%
Ratios to Average Net Assets F,J
Expenses before reductions	1.30% A	1.26%	1.33%	1.40%	1.43%	1.51%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.28%	1.43%	1.51%
Expenses net of all reductions	1.24% A	1.25%	1.25%	1.24%	1.38%	1.33%
Net investment income (loss)	(.06)% A	(.40)%	.11% H	(.47)%	(.12)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,348	$ 60,112	$ 39,182	$ 20,556	$ 17,633	$ 11,917
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.95	$ 11.99	$ 10.64	$ 9.89	$ 9.28
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.02) H	(.08)	(.05) I	(.04)
Net realized and unrealized gain (loss)	(.52)	1.65	1.21	1.43	.80	.65
Total from investment operations	(.54)	1.57	1.19	1.35	.75	.61
Distributions from net realized gain	(1.06)	(2.15)	(.23)	-	-	-
Net asset value, end of period	$ 10.77	$ 12.37	$ 12.95	$ 11.99	$ 10.64	$ 9.89
Total Return B,C,D	(4.65)%	14.23%	10.02%	12.69%	7.58%	6.57%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.54%	1.62%	1.68%	1.78%	1.81%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.54%	1.75%	1.80%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.50%	1.70%	1.62%
Net investment income (loss)	(.31)% A	(.65)%	(.13)% H	(.73)%	(.44)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,669	$ 34,913	$ 31,313	$ 26,484	$ 24,219	$ 24,343
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.08) H	(.13)	(.09) I	(.08)
Net realized and unrealized gain (loss)	(.51)	1.59	1.18	1.39	.79	.63
Total from investment operations	(.55)	1.46	1.10	1.26	.70	.55
Distributions from net realized gain	(.98)	(2.08)	(.23)	-	-	-
Net asset value, end of period	$ 10.43	$ 11.96	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Total Return B,C,D	(4.91)%	13.65%	9.48%	12.06%	7.18%	5.98%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.02%	2.10%	2.16%	2.24%	2.25%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.05%	2.24%	2.25%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.19%	2.08%
Net investment income (loss)	(.81)% A	(1.14)%	(.63)% H	(1.24)%	(.93)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,517	$ 17,301	$ 19,257	$ 19,056	$ 20,137	$ 18,657
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.58	$ 11.71	$ 10.45	$ 9.75	$ 9.19
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.08) H	(.13)	(.09) I	(.07)
Net realized and unrealized gain (loss)	(.50)	1.58	1.18	1.39	.79	.63
Total from investment operations	(.54)	1.45	1.10	1.26	.70	.56
Distributions from net realized gain	(1.02)	(2.11)	(.23)	-	-	-
Net asset value, end of period	$ 10.36	$ 11.92	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Total Return B,C,D	(4.85)%	13.61%	9.48%	12.06%	7.18%	6.09%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.01%	2.09%	2.15%	2.18%	2.21%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.04%	2.18%	2.21%
Expenses net of all reductions	1.99% A	1.99%	1.99%	2.00%	2.13%	2.04%
Net investment income (loss)	(.81)% A	(1.15)%	(.63)% H	(1.23)%	(.87)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,877	$ 23,503	$ 17,132	$ 12,016	$ 11,736	$ 11,501
Portfolio turnover rate G	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.49	$ 12.41	$ 10.96	$ 10.10	$ 9.41
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	.05 G	(.02)	.03 H	.03
Net realized and unrealized gain (loss)	(.53)	1.71	1.26	1.47	.83	.66
Total from investment operations	(.52)	1.70	1.31	1.45	.86	.69
Distributions from net realized gain	(1.15)	(2.21)	(.23)	-	-	-
Net asset value, end of period	$ 11.31	$ 12.98	$ 13.49	$ 12.41	$ 10.96	$ 10.10
Total Return B,C	(4.34)%	14.84%	10.66%	13.23%	8.51%	7.33%
Ratios to Average Net Assets E,I
Expenses before reductions	.98% A	.95%	.95%	.98%	1.01%	1.03%
Expenses net of fee waivers, if any	.98% A	.95%	.95%	.98%	1.01%	1.03%
Expenses net of all reductions	.96% A	.94%	.94%	.93%	.96%	.86%
Net investment income (loss)	.22% A	(.10)%	.42% G	(.16)%	.30%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,067	$ 9,277	$ 3,443	$ 1,408	$ 647	$ 1,054
Portfolio turnover rate F	206% A	145%	226%	102%	134%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,791,184
Unrealized depreciation	(6,954,734)
Net unrealized appreciation (depreciation)	$ 13,836,450
Cost for federal income tax purposes	$ 122,007,965

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $131,048,430 and $134,543,426, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 68,913	$ 7,613
Class T	.25%	.25%	76,830	943
Class B	.75%	.25%	71,371	53,595
Class C	.75%	.25%	103,068	25,287
			$ 320,182	$ 87,438

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,820
Class T	4,794
Class B*	15,882
Class C*	1,133
$ 29,629

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 81,022.29
Class T	47,368.31
Class B	21,089.30
Class C	30,412.30
Institutional Class	8,509.22
	$ 188,400

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,023 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $132 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29,958.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 14,666
Class T	1.50%	10,549
Class B	2.00%	4,096
Class C	2.00%	5,739
		$ 35,050

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,322 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $201. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 752
Class C	70
Institutional Class	470
$ 1,292

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $19,689, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 5,353,741	$ 6,830,165
Class T	3,014,589	5,395,164
Class B	1,409,671	3,272,931
Class C	2,014,557	3,035,138
Institutional Class	809,095	563,689
Total	$ 12,601,653	$ 19,097,087

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	910,364	2,288,034	$ 9,754,310	$ 28,378,547
Reinvestment of distributions	446,592	568,354	5,094,634	6,598,579
Shares redeemed	(899,919)	(1,068,851)	(9,382,743)	(13,174,141)
Net increase (decrease)	457,037	1,787,537	$ 5,466,201	$ 21,802,985
Class T
Shares sold	305,131	664,214	$ 3,203,497	$ 8,011,294
Reinvestment of distributions	261,133	459,202	2,921,480	5,237,863
Shares redeemed	(541,553)	(718,678)	(5,553,357)	(8,586,053)
Net increase (decrease)	24,711	404,738	$ 571,620	$ 4,663,104
Class B
Shares sold	74,258	268,478	$ 751,682	$ 3,114,982
Reinvestment of distributions	118,591	268,213	1,288,755	2,974,176
Shares redeemed	(344,080)	(620,924)	(3,427,259)	(7,277,781)
Net increase (decrease)	(151,231)	(84,233)	$ (1,386,822)	$ (1,188,623)
Class C
Shares sold	225,977	730,740	$ 2,248,548	$ 8,566,365
Reinvestment of distributions	168,217	253,040	1,814,648	2,796,572
Shares redeemed	(350,556)	(374,497)	(3,445,372)	(4,334,750)
Net increase (decrease)	43,638	609,283	$ 617,824	$ 7,028,187

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Institutional Class
Shares sold	183,741	567,396	$ 1,939,708	$ 7,232,456
Reinvestment of distributions	62,441	38,142	731,704	453,800
Shares redeemed	(335,732)	(146,249)	(3,500,271)	(1,819,704)
Net increase (decrease)	(89,550)	459,289	$ (828,859)	$ 5,866,552

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-USAN-0708
1.786790.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth & Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 955.10	$ 5.13
Hypothetical A	$ 1,000.00	$ 1,019.75	$ 5.30
Class T
Actual	$ 1,000.00	$ 954.70	$ 6.21
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.41
Class B
Actual	$ 1,000.00	$ 951.70	$ 8.83
Hypothetical A	$ 1,000.00	$ 1,015.95	$ 9.12
Class C
Actual	$ 1,000.00	$ 952.10	$ 8.69
Hypothetical A	$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class
Actual	$ 1,000.00	$ 956.80	$ 3.57
Hypothetical A	$ 1,000.00	$ 1,021.35	$ 3.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.05%
Class T	1.27%
Class B	1.81%
Class C	1.78%
Institutional Class	.73%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.9
Microsoft Corp.	2.4	3.1
Cisco Systems, Inc.	2.2	2.3
AT&T, Inc.	2.1	1.7
Cameron International Corp.	1.9	1.2
American International Group, Inc.	1.9	3.6
United Technologies Corp.	1.7	1.5
Wal-Mart Stores, Inc.	1.6	0.1
Apple, Inc.	1.4	1.6
Exelon Corp.	1.4	1.0
	19.7
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	19.7
Financials	14.8	20.5
Energy	13.6	11.5
Industrials	13.4	12.1
Health Care	10.2	11.8
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 94.3%		Stocks 96.2%
	Convertible Securities 0.8%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	10.6%	** Foreign investments	10.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.3%
General Motors Corp. (d)	323,100	$ 5,525
Hotels, Restaurants & Leisure - 0.3%
Buffalo Wild Wings, Inc. (a)	49,973	1,647
Jamba, Inc. (a)(d)	480,350	1,114
Starbucks Corp. (a)	167,750	3,051
		5,812
Household Durables - 1.2%
D.R. Horton, Inc.	467,000	5,936
Ethan Allen Interiors, Inc.	46,470	1,303
Toll Brothers, Inc. (a)	256,400	5,402
Whirlpool Corp.	132,500	9,763
		22,404
Media - 2.1%
E.W. Scripps Co. Class A	194,400	9,156
News Corp. Class B	495,500	9,216
The Walt Disney Co.	153,300	5,151
Time Warner, Inc.	956,800	15,194
		38,717
Multiline Retail - 0.4%
JCPenney Co., Inc.	26,300	1,058
Kohl's Corp. (a)	49,700	2,227
Target Corp.	71,700	3,826
		7,111
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	29,000	2,105
Best Buy Co., Inc.	63,519	2,966
Lowe's Companies, Inc.	673,800	16,171
PetSmart, Inc.	174,722	4,095
Staples, Inc.	303,898	7,126
Tiffany & Co., Inc. (d)	51,200	2,510
Williams-Sonoma, Inc.	126,100	3,205
		38,178
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	54,755	3,825
TOTAL CONSUMER DISCRETIONARY		121,572
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.2%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	51,800	$ 2,976
Molson Coors Brewing Co. Class B	76,200	4,420
PepsiCo, Inc.	131,700	8,995
		16,391
Food & Staples Retailing - 3.2%
China Nepstar Chain Drugstore Ltd. ADR	124,300	1,434
CVS Caremark Corp.	482,100	20,629
Sysco Corp.	255,400	7,882
Wal-Mart Stores, Inc.	509,500	29,419
		59,364
Food Products - 2.2%
Dean Foods Co.	140,700	3,060
Kraft Foods, Inc. Class A	272,800	8,861
McCormick & Co., Inc. (non-vtg.)	146,900	5,521
Nestle SA sponsored ADR	184,900	22,817
		40,259
Household Products - 0.8%
Colgate-Palmolive Co.	40,500	3,012
Procter & Gamble Co.	179,900	11,882
		14,894
Tobacco - 1.1%
Philip Morris International, Inc.	378,380	19,925
TOTAL CONSUMER STAPLES		150,833
ENERGY - 13.6%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	7,870	697
BJ Services Co.	143,500	4,334
Cameron International Corp. (a)	665,445	35,422
Diamond Offshore Drilling, Inc.	45,577	6,219
Halliburton Co.	286,300	13,908
Helmerich & Payne, Inc.	100,300	6,284
Nabors Industries Ltd. (a)	152,100	6,394
Schlumberger Ltd. (NY Shares)	245,900	24,868
Smith International, Inc.	166,800	13,164
		111,290
Oil, Gas & Consumable Fuels - 7.5%
Chesapeake Energy Corp.	150,400	8,237
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.	76,700	$ 8,893
EOG Resources, Inc.	63,300	8,142
Exxon Mobil Corp.	635,800	56,433
Hess Corp.	106,200	13,042
Peabody Energy Corp.	129,600	9,580
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	87,000	5,258
Petroplus Holdings AG (a)	33,769	2,077
Plains Exploration & Production Co. (a)	132,290	9,456
Range Resources Corp.	68,700	4,518
Ultra Petroleum Corp. (a)	69,000	6,001
Valero Energy Corp.	134,400	6,833
		138,470
TOTAL ENERGY		249,760
FINANCIALS - 14.0%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	137,259	6,487
Bank of New York Mellon Corp.	334,400	14,891
Charles Schwab Corp.	591,700	13,124
Franklin Resources, Inc.	39,300	3,978
Goldman Sachs Group, Inc.	9,800	1,729
Janus Capital Group, Inc.	280,783	8,143
Lehman Brothers Holdings, Inc.	288,597	10,623
Morgan Stanley	2,087	92
SEI Investments Co.	80,700	1,946
State Street Corp.	300,883	21,670
T. Rowe Price Group, Inc.	144,290	8,357
		91,040
Commercial Banks - 0.7%
PNC Financial Services Group, Inc.	70,000	4,498
Standard Chartered PLC (United Kingdom)	105,786	3,931
U.S. Bancorp, Delaware	84,000	2,788
Wachovia Corp.	81,300	1,935
		13,152
Consumer Finance - 0.5%
American Express Co.	12,900	598
Capital One Financial Corp.	75,800	3,647
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	147,900	$ 2,536
SLM Corp. (a)	134,600	3,051
		9,832
Diversified Financial Services - 2.1%
Bank of America Corp.	644,735	21,927
CIT Group, Inc.	80,400	804
Citigroup, Inc.	608,800	13,327
CME Group, Inc.	5,804	2,497
		38,555
Insurance - 4.7%
ACE Ltd.	169,000	10,152
AFLAC, Inc.	79,800	5,357
American International Group, Inc.	954,871	34,375
Berkshire Hathaway, Inc. Class A (a)	90	12,119
Everest Re Group Ltd.	54,900	4,816
Fidelity National Financial, Inc. Class A	320,600	5,482
Hartford Financial Services Group, Inc.	42,600	3,028
MBIA, Inc.	65,200	454
National Financial Partners Corp. (d)	124,380	3,037
Prudential Financial, Inc.	92,700	6,925
		85,745
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	607,700	10,823
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	6,200	55
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	62,200	1,681
Freddie Mac (d)	244,900	6,225
		7,906
TOTAL FINANCIALS		257,108
HEALTH CARE - 10.2%
Biotechnology - 1.9%
Amgen, Inc. (a)	85,000	3,743
Biogen Idec, Inc. (a)	81,000	5,083
Celgene Corp. (a)	95,568	5,816
Cephalon, Inc. (a)	84,900	5,749
Genentech, Inc. (a)	54,500	3,862
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	91,780	$ 5,077
PDL BioPharma, Inc.	336,475	3,449
Vertex Pharmaceuticals, Inc. (a)	89,200	2,554
		35,333
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	17,000	2,669
American Medical Systems Holdings, Inc. (a)	206,854	3,126
Baxter International, Inc.	124,000	7,576
Becton, Dickinson & Co.	117,153	9,894
C.R. Bard, Inc.	51,800	4,724
Cooper Companies, Inc.	21,500	870
Covidien Ltd.	259,955	13,021
Inverness Medical Innovations, Inc. (a)	84,838	3,102
Medtronic, Inc.	254,900	12,916
Mindray Medical International Ltd. sponsored ADR	80,200	3,360
St. Jude Medical, Inc. (a)	61,700	2,514
		63,772
Health Care Providers & Services - 1.5%
Henry Schein, Inc. (a)	242,395	13,506
Medco Health Solutions, Inc. (a)	195,100	9,453
Tenet Healthcare Corp. (a)	443,100	2,614
UnitedHealth Group, Inc.	34,300	1,173
		26,746
Pharmaceuticals - 3.3%
Abbott Laboratories	168,900	9,518
Allergan, Inc.	99,600	5,739
Johnson & Johnson	148,900	9,938
Merck & Co., Inc.	440,206	17,150
Pfizer, Inc.	36,800	712
Roche Holding AG (participation certificate)	531	92
Schering-Plough Corp.	337,051	6,876
Shire PLC sponsored ADR	53,800	2,774
Wyeth	192,820	8,575
		61,374
TOTAL HEALTH CARE		187,225
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.4%
Aerospace & Defense - 4.5%
General Dynamics Corp.	99,700	$ 9,187
Honeywell International, Inc.	393,900	23,484
Lockheed Martin Corp.	96,600	10,572
Precision Castparts Corp.	70,200	8,480
United Technologies Corp.	440,900	31,322
		83,045
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	85,700	5,528
FedEx Corp.	84,800	7,777
		13,305
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	15,980	230
Delta Air Lines, Inc. (a)	229,600	1,412
UAL Corp.	2,200	19
		1,661
Commercial Services & Supplies - 0.2%
Manpower, Inc.	66,350	4,180
Electrical Equipment - 1.8%
Alstom SA	23,500	5,924
Evergreen Solar, Inc. (a)(d)	405,400	4,216
Gamesa Corporacion Tecnologica, SA	88,500	4,581
Q-Cells AG (a)(d)	49,630	6,034
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	157,700	6,709
Vestas Wind Systems AS (a)	39,400	5,423
		32,887
Industrial Conglomerates - 2.1%
General Electric Co.	676,355	20,778
McDermott International, Inc. (a)	188,200	11,674
Siemens AG sponsored ADR	47,800	5,439
		37,891
Machinery - 2.0%
Caterpillar, Inc.	134,700	11,132
Danaher Corp.	133,400	10,429
Eaton Corp.	124,400	12,027
Ingersoll-Rand Co. Ltd. Class A	70,400	3,100
		36,688
Road & Rail - 2.0%
Landstar System, Inc.	142,200	7,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	99,400	$ 6,698
Union Pacific Corp.	246,400	20,281
YRC Worldwide, Inc. (a)	161,700	2,823
		37,725
TOTAL INDUSTRIALS		247,382
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	1,513,500	40,441
Comverse Technology, Inc. (a)	238,935	4,456
Corning, Inc.	557,500	15,242
Harris Corp.	107,800	7,091
Infinera Corp.	36,700	524
Juniper Networks, Inc. (a)	181,500	4,995
Motorola, Inc.	197,100	1,839
Nokia Corp. sponsored ADR	151,200	4,294
QUALCOMM, Inc.	331,820	16,107
Research In Motion Ltd. (a)	31,800	4,416
		99,405
Computers & Peripherals - 3.1%
Apple, Inc. (a)	142,527	26,902
EMC Corp. (a)	85,000	1,482
Hewlett-Packard Co.	497,700	23,422
SanDisk Corp. (a)	173,500	4,912
		56,718
Internet Software & Services - 2.4%
CMGI, Inc. (a)	170,960	2,561
DealerTrack Holdings, Inc. (a)	41,400	871
eBay, Inc. (a)	324,750	9,746
Google, Inc. Class A (sub. vtg.) (a)	43,572	25,524
Move, Inc. (a)	676,673	2,037
Yahoo!, Inc. (a)	146,800	3,928
		44,667
IT Services - 1.3%
Paychex, Inc.	146,000	5,044
Satyam Computer Services Ltd. sponsored ADR	241,000	7,013
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	328,700	$ 7,770
Visa, Inc.	47,800	4,128
		23,955
Office Electronics - 0.2%
Canon, Inc.	72,300	3,911
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	170,300	1,172
Applied Materials, Inc.	1,103,782	21,866
ARM Holdings PLC sponsored ADR	271,000	1,691
Broadcom Corp. Class A (a)	245,700	7,049
FormFactor, Inc. (a)	71,100	1,552
Intel Corp.	122,600	2,842
Intersil Corp. Class A	97,500	2,717
KLA-Tencor Corp.	134,700	6,212
Lam Research Corp. (a)	186,000	7,570
National Semiconductor Corp.	203,800	4,290
Samsung Electronics Co. Ltd.	6,090	4,389
Xilinx, Inc.	105,200	2,861
		64,211
Software - 4.6%
Adobe Systems, Inc. (a)	232,200	10,231
Electronic Arts, Inc. (a)	98,400	4,940
Microsoft Corp.	1,588,100	44,975
Nintendo Co. Ltd.	7,100	3,916
Oracle Corp. (a)	710,300	16,223
Quest Software, Inc. (a)	244,110	4,152
		84,437
TOTAL INFORMATION TECHNOLOGY		377,304
MATERIALS - 2.6%
Chemicals - 1.7%
Albemarle Corp.	104,100	4,629
Dow Chemical Co.	52,000	2,101
Monsanto Co.	97,380	12,406
Praxair, Inc.	126,000	11,978
		31,114
Metals & Mining - 0.9%
Alcoa, Inc.	198,200	8,045
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	167,600	$ 6,753
Timminco Ltd. (a)	14,500	445
Titanium Metals Corp.	146,164	2,543
		17,786
TOTAL MATERIALS		48,900
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	993,100	39,625
Level 3 Communications, Inc. (a)	1,123,310	3,853
Verizon Communications, Inc.	136,900	5,267
		48,745
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	89,000	5,320
American Tower Corp. Class A (a)	289,800	13,250
		18,570
TOTAL TELECOMMUNICATION SERVICES		67,315
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	298,700	26,286
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	68,500	2,849
TOTAL UTILITIES		29,135
TOTAL COMMON STOCKS (Cost $1,521,424)		1,736,534
Convertible Preferred Stocks - 0.8%

FINANCIALS - 0.8%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	1,200	1,253
Wachovia Corp. 7.50%	3,700	3,919
		5,172
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	14,900	799
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	44,100	$ 3,252
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 8.75%	99,200	4,898
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,078)		14,121
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.59% 6/5/08 (Cost $1,800)	$ 1,800	1,800
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	91,522,979	91,523
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	14,290,160	14,290
TOTAL MONEY MARKET FUNDS (Cost $105,813)		105,813
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,643,115)		1,858,268
NET OTHER ASSETS - (1.0)%		(17,632)
NET ASSETS - 100%		$ 1,840,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,391
Fidelity Securities Lending Cash Central Fund	88
Total	$ 1,479
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,858,268	$ 1,834,520	$ 23,748	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Switzerland	1.4%
Netherlands Antilles	1.4%
Bermuda	1.2%
Cayman Islands	1.1%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,261) - See accompanying schedule: Unaffiliated issuers (cost $1,537,302)	$ 1,752,455
Fidelity Central Funds (cost $105,813)	105,813
Total Investments (cost $1,643,115)		$ 1,858,268
Receivable for investments sold		5,370
Receivable for fund shares sold		712
Dividends receivable		2,058
Distributions receivable from Fidelity Central Funds		166
Prepaid expenses		3
Other receivables		4
Total assets		1,866,581

Liabilities
Payable for investments purchased	$ 8,099
Payable for fund shares redeemed	2,046
Accrued management fee	695
Distribution fees payable	364
Other affiliated payables	410
Other payables and accrued expenses	41
Collateral on securities loaned, at value	14,290
Total liabilities		25,945

Net Assets		$ 1,840,636
Net Assets consist of:
Paid in capital		$ 1,669,496
Undistributed net investment income		6,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,192)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		215,154
Net Assets		$ 1,840,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($301,495 ÷ 15,287.7 shares)	$ 19.72

Maximum offering price per share (100/94.25 of $19.72)	$ 20.92
Class T: Net Asset Value and redemption price per share ($379,036 ÷ 19,303.6 shares)	$ 19.64

Maximum offering price per share (100/96.50 of $19.64)	$ 20.35
Class B: Net Asset Value and offering price per share ($62,716 ÷ 3,299.1 shares) A	$ 19.01

Class C: Net Asset Value and offering price per share ($106,954 ÷ 5,633.5 shares) A	$ 18.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($990,435 ÷ 49,840.5 shares)	$ 19.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 14,183
Interest		39
Income from Fidelity Central Funds		1,479
Total income		15,701

Expenses
Management fee	$ 3,994
Transfer agent fees	2,137
Distribution fees	2,233
Accounting and security lending fees	270
Custodian fees and expenses	30
Independent trustees' compensation	4
Registration fees	38
Audit	28
Legal	5
Miscellaneous	112
Total expenses before reductions	8,851
Expense reductions	(32)	8,819
Net investment income (loss)		6,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,990)
Foreign currency transactions	(4)
Futures contracts	(2,253)
Total net realized gain (loss)		(42,247)
Change in net unrealized appreciation (depreciation) on: Investment securities		(41,073)
Net gain (loss)		(83,320)
Net increase (decrease) in net assets resulting from operations		$ (76,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,882	$ 7,275
Net realized gain (loss)	(42,247)	100,786
Change in net unrealized appreciation (depreciation)	(41,073)	81,712
Net increase (decrease) in net assets resulting from operations	(76,438)	189,773
Distributions to shareholders from net investment income	(7,345)	(4,544)
Distributions to shareholders from net realized gain	(88,912)	(33,957)
Total distributions	(96,257)	(38,501)
Share transactions - net increase (decrease)	245,890	55,152
Total increase (decrease) in net assets	73,195	206,424

Net Assets
Beginning of period	1,767,441	1,561,017
End of period (including undistributed net investment income of $6,178 and undistributed net investment income of $7,011, respectively)	$ 1,840,636	$ 1,767,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 19.98	$ 17.94	$ 16.41	$ 15.42	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.07	.10	.09	.10	.15 H	.08
Net realized and unrealized gain (loss)	(1.01)	2.28	2.03	1.60	.91	1.60
Total from investment operations	(.94)	2.38	2.12	1.70	1.06	1.68
Distributions from net investment income	(.09)	(.07)	(.08)	(.17)	(.07)	(.09)
Distributions from net realized gain	(1.10)	(.45)	-	-	-	-
Total distributions	(1.18) J	(.52)	(.08)	(.17)	(.07)	(.09)
Net asset value, end of period	$ 19.72	$ 21.84	$ 19.98	$ 17.94	$ 16.41	$ 15.42
Total Return B, C, D	(4.49)%	12.21%	11.83%	10.45%	6.86%	12.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05% A	1.04%	1.07%	1.10%	1.10%	1.09%
Expenses net of fee waivers, if any	1.05% A	1.04%	1.07%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.05% A	1.04%	1.06%	1.05%	1.09%	1.08%
Net investment income (loss)	.74% A	.47%	.49%	.59%	.92%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 309	$ 256	$ 182	$ 160	$ 144
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.85	$ 17.80	$ 16.26	$ 15.29	$ 13.71
Income from Investment Operations
Net investment income (loss) E	.05	.05	.05	.06	.11 H	.05
Net realized and unrealized gain (loss)	(.99)	2.26	2.02	1.60	.90	1.58
Total from investment operations	(.94)	2.31	2.07	1.66	1.01	1.63
Distributions from net investment income	(.02)	(.01)	(.02)	(.12)	(.04)	(.05)
Distributions from net realized gain	(1.10)	(.45)	-	-	-	-
Total distributions	(1.12) J	(.46)	(.02)	(.12)	(.04)	(.05)
Net asset value, end of period	$ 19.64	$ 21.70	$ 19.85	$ 17.80	$ 16.26	$ 15.29
Total Return B, C, D	(4.53)%	11.88%	11.62%	10.27%	6.58%	11.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.26%	1.28%	1.32%	1.32%	1.32%
Expenses net of fee waivers, if any	1.27% A	1.26%	1.28%	1.32%	1.32%	1.32%
Expenses net of all reductions	1.27% A	1.25%	1.27%	1.27%	1.32%	1.31%
Net investment income (loss)	.53% A	.26%	.28%	.37%	.69%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 379	$ 440	$ 505	$ 607	$ 792	$ 878
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 19.18	$ 17.28	$ 15.78	$ 14.88	$ 13.36
Income from Investment Operations
Net investment income (loss) E	- J	(.06)	(.05)	(.03)	.02 H	(.03)
Net realized and unrealized gain (loss)	(.97)	2.20	1.95	1.55	.88	1.55
Total from investment operations	(.97)	2.14	1.90	1.52	.90	1.52
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(1.04)	(.30)	-	-	-	-
Total distributions	(1.04) K	(.30)	-	(.02)	-	-
Net asset value, end of period	$ 19.01	$ 21.02	$ 19.18	$ 17.28	$ 15.78	$ 14.88
Total Return B, C, D	(4.83)%	11.30%	11.00%	9.64%	6.05%	11.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.81%	1.85%	1.87%	1.88%	1.85%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.85%	1.87%	1.88%	1.85%
Expenses net of all reductions	1.81% A	1.81%	1.84%	1.83%	1.87%	1.85%
Net investment income (loss)	(.01)% A	(.30)%	(.29)%	(.19)%	.14%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 84	$ 140	$ 231	$ 322	$ 372
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 19.21	$ 17.30	$ 15.81	$ 14.90	$ 13.38
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.04)	(.02)	.03 H	(.02)
Net realized and unrealized gain (loss)	(.96)	2.20	1.95	1.54	.88	1.54
Total from investment operations	(.96)	2.15	1.91	1.52	.91	1.52
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(1.04)	(.37)	-	-	-	-
Total distributions	(1.04) K	(.37)	-	(.03)	-	-
Net asset value, end of period	$ 18.99	$ 20.99	$ 19.21	$ 17.30	$ 15.81	$ 14.90
Total Return B, C, D	(4.79)%	11.38%	11.04%	9.63%	6.11%	11.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A	1.77%	1.80%	1.84%	1.83%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.80%	1.84%	1.83%	1.82%
Expenses net of all reductions	1.77% A	1.76%	1.78%	1.79%	1.83%	1.81%
Net investment income (loss)	.02% A	(.25)%	(.23)%	(.15)%	.18%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 121	$ 123	$ 136	$ 174	$ 202
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 22.03	$ 20.15	$ 18.09	$ 16.54	$ 15.55	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.10	.17	.16	.16	.20 G	.13
Net realized and unrealized gain (loss)	(1.01)	2.29	2.04	1.62	.92	1.61
Total from investment operations	(.91)	2.46	2.20	1.78	1.12	1.74
Distributions from net investment income	(.15)	(.13)	(.14)	(.23)	(.13)	(.15)
Distributions from net realized gain	(1.10)	(.45)	-	-	-	-
Total distributions	(1.25) I	(.58)	(.14)	(.23)	(.13)	(.15)
Net asset value, end of period	$ 19.87	$ 22.03	$ 20.15	$ 18.09	$ 16.54	$ 15.55
Total Return B, C	(4.32)%	12.53%	12.22%	10.89%	7.21%	12.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.72%	.73%	.74%	.78%	.72%
Expenses net of fee waivers, if any	.73% A	.72%	.73%	.74%	.78%	.72%
Expenses net of all reductions	.72% A	.72%	.72%	.69%	.77%	.72%
Net investment income (loss)	1.07% A	.79%	.83%	.94%	1.24%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 990	$ 814	$ 537	$ 476	$ 381	$ 191
Portfolio turnover rate F	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008 in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 292,466
Unrealized depreciation	(95,676)
Net unrealized appreciation (depreciation)	$ 196,790
Cost for federal income tax purposes	$ 1,661,478

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the Fund invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,086,082 and $953,689, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 367	$ 13
Class T	.25%	.25%	973	6
Class B	.75%	.25%	347	261
Class C	.75%	.25%	546	27
			$ 2,233	$ 307

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	16
Class B*	58
Class C*	2
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 428.29
Class T	503.26
Class B	103.30
Class C	144.26
Institutional Class	959.22
	$ 2,137

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $88.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Class C	1
Institutional Class	15
$ 20

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $139, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 1,208	$ 907
Class T	402	202
Institutional Class	5,735	3,435
Total	$ 7,345	$ 4,544
From net realized gain
Class A	$ 15,661	$ 5,808
Class T	22,117	11,409
Class B	4,058	2,098
Class C	5,957	2,338
Institutional Class	41,119	12,304
Total	$ 88,912	$ 33,957

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,267	4,405	$ 44,386	$ 90,934
Reinvestment of distributions	747	308	15,334	6,094
Shares redeemed	(1,861)	(3,372)	(35,973)	(69,855)
Net increase (decrease)	1,153	1,341	$ 23,747	$ 27,173
Class T
Shares sold	1,104	2,584	$ 21,383	$ 53,031
Reinvestment of distributions	1,054	569	21,562	11,207
Shares redeemed	(3,115)	(8,353)	(60,488)	(171,934)
Net increase (decrease)	(957)	(5,200)	$ (17,543)	$ (107,696)
Class B
Shares sold	166	322	$ 3,113	$ 6,430
Reinvestment of distributions	184	97	3,659	1,861
Shares redeemed	(1,024)	(3,750)	(19,172)	(74,295)
Net increase (decrease)	(674)	(3,331)	$ (12,400)	$ (66,004)
Class C
Shares sold	235	555	$ 4,433	$ 11,022
Reinvestment of distributions	258	105	5,118	2,007
Shares redeemed	(632)	(1,267)	(11,762)	(25,260)
Net increase (decrease)	(139)	(607)	$ (2,211)	$ (12,231)
Institutional Class
Shares sold	12,636	12,537	$ 247,553	$ 262,040
Reinvestment of distributions	2,248	777	46,431	15,475
Shares redeemed	(2,006)	(3,023)	(39,687)	(63,605)
Net increase (decrease)	12,878	10,291	$ 254,297	$ 213,910

13. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One Capital Appreciation Fund ("Capital Appreciation Fund") approved an Agreement and Plan of Reorganization between the Fund and Capital Appreciation Fund. The agreement provides for the transfer of all the assets of Capital Appreciation Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Proposed Reorganization - continued

discharge any liabilities of Capital Appreciation Fund following the merger) in exchange solely for the number of shares of Class A of the Fund with an equal dollar value of the outstanding shares of Class A and Class B of Capital Appreciation Fund on the day the reorganization is effective.

A meeting of the shareholders of Capital Appreciation Fund is expected to be held in September 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about October 24, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0708
1.786791.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth & Income
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 955.10	$ 5.13
Hypothetical A	$ 1,000.00	$ 1,019.75	$ 5.30
Class T
Actual	$ 1,000.00	$ 954.70	$ 6.21
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.41
Class B
Actual	$ 1,000.00	$ 951.70	$ 8.83
Hypothetical A	$ 1,000.00	$ 1,015.95	$ 9.12
Class C
Actual	$ 1,000.00	$ 952.10	$ 8.69
Hypothetical A	$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class
Actual	$ 1,000.00	$ 956.80	$ 3.57
Hypothetical A	$ 1,000.00	$ 1,021.35	$ 3.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.05%
Class T	1.27%
Class B	1.81%
Class C	1.78%
Institutional Class	.73%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.9
Microsoft Corp.	2.4	3.1
Cisco Systems, Inc.	2.2	2.3
AT&T, Inc.	2.1	1.7
Cameron International Corp.	1.9	1.2
American International Group, Inc.	1.9	3.6
United Technologies Corp.	1.7	1.5
Wal-Mart Stores, Inc.	1.6	0.1
Apple, Inc.	1.4	1.6
Exelon Corp.	1.4	1.0
	19.7
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	19.7
Financials	14.8	20.5
Energy	13.6	11.5
Industrials	13.4	12.1
Health Care	10.2	11.8
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 94.3%		Stocks 96.2%
	Convertible Securities 0.8%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	10.6%	** Foreign investments	10.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.3%
General Motors Corp. (d)	323,100	$ 5,525
Hotels, Restaurants & Leisure - 0.3%
Buffalo Wild Wings, Inc. (a)	49,973	1,647
Jamba, Inc. (a)(d)	480,350	1,114
Starbucks Corp. (a)	167,750	3,051
		5,812
Household Durables - 1.2%
D.R. Horton, Inc.	467,000	5,936
Ethan Allen Interiors, Inc.	46,470	1,303
Toll Brothers, Inc. (a)	256,400	5,402
Whirlpool Corp.	132,500	9,763
		22,404
Media - 2.1%
E.W. Scripps Co. Class A	194,400	9,156
News Corp. Class B	495,500	9,216
The Walt Disney Co.	153,300	5,151
Time Warner, Inc.	956,800	15,194
		38,717
Multiline Retail - 0.4%
JCPenney Co., Inc.	26,300	1,058
Kohl's Corp. (a)	49,700	2,227
Target Corp.	71,700	3,826
		7,111
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	29,000	2,105
Best Buy Co., Inc.	63,519	2,966
Lowe's Companies, Inc.	673,800	16,171
PetSmart, Inc.	174,722	4,095
Staples, Inc.	303,898	7,126
Tiffany & Co., Inc. (d)	51,200	2,510
Williams-Sonoma, Inc.	126,100	3,205
		38,178
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	54,755	3,825
TOTAL CONSUMER DISCRETIONARY		121,572
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.2%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	51,800	$ 2,976
Molson Coors Brewing Co. Class B	76,200	4,420
PepsiCo, Inc.	131,700	8,995
		16,391
Food & Staples Retailing - 3.2%
China Nepstar Chain Drugstore Ltd. ADR	124,300	1,434
CVS Caremark Corp.	482,100	20,629
Sysco Corp.	255,400	7,882
Wal-Mart Stores, Inc.	509,500	29,419
		59,364
Food Products - 2.2%
Dean Foods Co.	140,700	3,060
Kraft Foods, Inc. Class A	272,800	8,861
McCormick & Co., Inc. (non-vtg.)	146,900	5,521
Nestle SA sponsored ADR	184,900	22,817
		40,259
Household Products - 0.8%
Colgate-Palmolive Co.	40,500	3,012
Procter & Gamble Co.	179,900	11,882
		14,894
Tobacco - 1.1%
Philip Morris International, Inc.	378,380	19,925
TOTAL CONSUMER STAPLES		150,833
ENERGY - 13.6%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	7,870	697
BJ Services Co.	143,500	4,334
Cameron International Corp. (a)	665,445	35,422
Diamond Offshore Drilling, Inc.	45,577	6,219
Halliburton Co.	286,300	13,908
Helmerich & Payne, Inc.	100,300	6,284
Nabors Industries Ltd. (a)	152,100	6,394
Schlumberger Ltd. (NY Shares)	245,900	24,868
Smith International, Inc.	166,800	13,164
		111,290
Oil, Gas & Consumable Fuels - 7.5%
Chesapeake Energy Corp.	150,400	8,237
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.	76,700	$ 8,893
EOG Resources, Inc.	63,300	8,142
Exxon Mobil Corp.	635,800	56,433
Hess Corp.	106,200	13,042
Peabody Energy Corp.	129,600	9,580
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	87,000	5,258
Petroplus Holdings AG (a)	33,769	2,077
Plains Exploration & Production Co. (a)	132,290	9,456
Range Resources Corp.	68,700	4,518
Ultra Petroleum Corp. (a)	69,000	6,001
Valero Energy Corp.	134,400	6,833
		138,470
TOTAL ENERGY		249,760
FINANCIALS - 14.0%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	137,259	6,487
Bank of New York Mellon Corp.	334,400	14,891
Charles Schwab Corp.	591,700	13,124
Franklin Resources, Inc.	39,300	3,978
Goldman Sachs Group, Inc.	9,800	1,729
Janus Capital Group, Inc.	280,783	8,143
Lehman Brothers Holdings, Inc.	288,597	10,623
Morgan Stanley	2,087	92
SEI Investments Co.	80,700	1,946
State Street Corp.	300,883	21,670
T. Rowe Price Group, Inc.	144,290	8,357
		91,040
Commercial Banks - 0.7%
PNC Financial Services Group, Inc.	70,000	4,498
Standard Chartered PLC (United Kingdom)	105,786	3,931
U.S. Bancorp, Delaware	84,000	2,788
Wachovia Corp.	81,300	1,935
		13,152
Consumer Finance - 0.5%
American Express Co.	12,900	598
Capital One Financial Corp.	75,800	3,647
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	147,900	$ 2,536
SLM Corp. (a)	134,600	3,051
		9,832
Diversified Financial Services - 2.1%
Bank of America Corp.	644,735	21,927
CIT Group, Inc.	80,400	804
Citigroup, Inc.	608,800	13,327
CME Group, Inc.	5,804	2,497
		38,555
Insurance - 4.7%
ACE Ltd.	169,000	10,152
AFLAC, Inc.	79,800	5,357
American International Group, Inc.	954,871	34,375
Berkshire Hathaway, Inc. Class A (a)	90	12,119
Everest Re Group Ltd.	54,900	4,816
Fidelity National Financial, Inc. Class A	320,600	5,482
Hartford Financial Services Group, Inc.	42,600	3,028
MBIA, Inc.	65,200	454
National Financial Partners Corp. (d)	124,380	3,037
Prudential Financial, Inc.	92,700	6,925
		85,745
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	607,700	10,823
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	6,200	55
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	62,200	1,681
Freddie Mac (d)	244,900	6,225
		7,906
TOTAL FINANCIALS		257,108
HEALTH CARE - 10.2%
Biotechnology - 1.9%
Amgen, Inc. (a)	85,000	3,743
Biogen Idec, Inc. (a)	81,000	5,083
Celgene Corp. (a)	95,568	5,816
Cephalon, Inc. (a)	84,900	5,749
Genentech, Inc. (a)	54,500	3,862
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	91,780	$ 5,077
PDL BioPharma, Inc.	336,475	3,449
Vertex Pharmaceuticals, Inc. (a)	89,200	2,554
		35,333
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	17,000	2,669
American Medical Systems Holdings, Inc. (a)	206,854	3,126
Baxter International, Inc.	124,000	7,576
Becton, Dickinson & Co.	117,153	9,894
C.R. Bard, Inc.	51,800	4,724
Cooper Companies, Inc.	21,500	870
Covidien Ltd.	259,955	13,021
Inverness Medical Innovations, Inc. (a)	84,838	3,102
Medtronic, Inc.	254,900	12,916
Mindray Medical International Ltd. sponsored ADR	80,200	3,360
St. Jude Medical, Inc. (a)	61,700	2,514
		63,772
Health Care Providers & Services - 1.5%
Henry Schein, Inc. (a)	242,395	13,506
Medco Health Solutions, Inc. (a)	195,100	9,453
Tenet Healthcare Corp. (a)	443,100	2,614
UnitedHealth Group, Inc.	34,300	1,173
		26,746
Pharmaceuticals - 3.3%
Abbott Laboratories	168,900	9,518
Allergan, Inc.	99,600	5,739
Johnson & Johnson	148,900	9,938
Merck & Co., Inc.	440,206	17,150
Pfizer, Inc.	36,800	712
Roche Holding AG (participation certificate)	531	92
Schering-Plough Corp.	337,051	6,876
Shire PLC sponsored ADR	53,800	2,774
Wyeth	192,820	8,575
		61,374
TOTAL HEALTH CARE		187,225
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.4%
Aerospace & Defense - 4.5%
General Dynamics Corp.	99,700	$ 9,187
Honeywell International, Inc.	393,900	23,484
Lockheed Martin Corp.	96,600	10,572
Precision Castparts Corp.	70,200	8,480
United Technologies Corp.	440,900	31,322
		83,045
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	85,700	5,528
FedEx Corp.	84,800	7,777
		13,305
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	15,980	230
Delta Air Lines, Inc. (a)	229,600	1,412
UAL Corp.	2,200	19
		1,661
Commercial Services & Supplies - 0.2%
Manpower, Inc.	66,350	4,180
Electrical Equipment - 1.8%
Alstom SA	23,500	5,924
Evergreen Solar, Inc. (a)(d)	405,400	4,216
Gamesa Corporacion Tecnologica, SA	88,500	4,581
Q-Cells AG (a)(d)	49,630	6,034
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	157,700	6,709
Vestas Wind Systems AS (a)	39,400	5,423
		32,887
Industrial Conglomerates - 2.1%
General Electric Co.	676,355	20,778
McDermott International, Inc. (a)	188,200	11,674
Siemens AG sponsored ADR	47,800	5,439
		37,891
Machinery - 2.0%
Caterpillar, Inc.	134,700	11,132
Danaher Corp.	133,400	10,429
Eaton Corp.	124,400	12,027
Ingersoll-Rand Co. Ltd. Class A	70,400	3,100
		36,688
Road & Rail - 2.0%
Landstar System, Inc.	142,200	7,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	99,400	$ 6,698
Union Pacific Corp.	246,400	20,281
YRC Worldwide, Inc. (a)	161,700	2,823
		37,725
TOTAL INDUSTRIALS		247,382
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	1,513,500	40,441
Comverse Technology, Inc. (a)	238,935	4,456
Corning, Inc.	557,500	15,242
Harris Corp.	107,800	7,091
Infinera Corp.	36,700	524
Juniper Networks, Inc. (a)	181,500	4,995
Motorola, Inc.	197,100	1,839
Nokia Corp. sponsored ADR	151,200	4,294
QUALCOMM, Inc.	331,820	16,107
Research In Motion Ltd. (a)	31,800	4,416
		99,405
Computers & Peripherals - 3.1%
Apple, Inc. (a)	142,527	26,902
EMC Corp. (a)	85,000	1,482
Hewlett-Packard Co.	497,700	23,422
SanDisk Corp. (a)	173,500	4,912
		56,718
Internet Software & Services - 2.4%
CMGI, Inc. (a)	170,960	2,561
DealerTrack Holdings, Inc. (a)	41,400	871
eBay, Inc. (a)	324,750	9,746
Google, Inc. Class A (sub. vtg.) (a)	43,572	25,524
Move, Inc. (a)	676,673	2,037
Yahoo!, Inc. (a)	146,800	3,928
		44,667
IT Services - 1.3%
Paychex, Inc.	146,000	5,044
Satyam Computer Services Ltd. sponsored ADR	241,000	7,013
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	328,700	$ 7,770
Visa, Inc.	47,800	4,128
		23,955
Office Electronics - 0.2%
Canon, Inc.	72,300	3,911
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	170,300	1,172
Applied Materials, Inc.	1,103,782	21,866
ARM Holdings PLC sponsored ADR	271,000	1,691
Broadcom Corp. Class A (a)	245,700	7,049
FormFactor, Inc. (a)	71,100	1,552
Intel Corp.	122,600	2,842
Intersil Corp. Class A	97,500	2,717
KLA-Tencor Corp.	134,700	6,212
Lam Research Corp. (a)	186,000	7,570
National Semiconductor Corp.	203,800	4,290
Samsung Electronics Co. Ltd.	6,090	4,389
Xilinx, Inc.	105,200	2,861
		64,211
Software - 4.6%
Adobe Systems, Inc. (a)	232,200	10,231
Electronic Arts, Inc. (a)	98,400	4,940
Microsoft Corp.	1,588,100	44,975
Nintendo Co. Ltd.	7,100	3,916
Oracle Corp. (a)	710,300	16,223
Quest Software, Inc. (a)	244,110	4,152
		84,437
TOTAL INFORMATION TECHNOLOGY		377,304
MATERIALS - 2.6%
Chemicals - 1.7%
Albemarle Corp.	104,100	4,629
Dow Chemical Co.	52,000	2,101
Monsanto Co.	97,380	12,406
Praxair, Inc.	126,000	11,978
		31,114
Metals & Mining - 0.9%
Alcoa, Inc.	198,200	8,045
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	167,600	$ 6,753
Timminco Ltd. (a)	14,500	445
Titanium Metals Corp.	146,164	2,543
		17,786
TOTAL MATERIALS		48,900
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	993,100	39,625
Level 3 Communications, Inc. (a)	1,123,310	3,853
Verizon Communications, Inc.	136,900	5,267
		48,745
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	89,000	5,320
American Tower Corp. Class A (a)	289,800	13,250
		18,570
TOTAL TELECOMMUNICATION SERVICES		67,315
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	298,700	26,286
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	68,500	2,849
TOTAL UTILITIES		29,135
TOTAL COMMON STOCKS (Cost $1,521,424)		1,736,534
Convertible Preferred Stocks - 0.8%

FINANCIALS - 0.8%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	1,200	1,253
Wachovia Corp. 7.50%	3,700	3,919
		5,172
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	14,900	799
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	44,100	$ 3,252
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 8.75%	99,200	4,898
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,078)		14,121
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.59% 6/5/08 (Cost $1,800)	$ 1,800	1,800
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	91,522,979	91,523
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	14,290,160	14,290
TOTAL MONEY MARKET FUNDS (Cost $105,813)		105,813
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,643,115)		1,858,268
NET OTHER ASSETS - (1.0)%		(17,632)
NET ASSETS - 100%		$ 1,840,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,391
Fidelity Securities Lending Cash Central Fund	88
Total	$ 1,479
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,858,268	$ 1,834,520	$ 23,748	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Switzerland	1.4%
Netherlands Antilles	1.4%
Bermuda	1.2%
Cayman Islands	1.1%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,261) - See accompanying schedule: Unaffiliated issuers (cost $1,537,302)	$ 1,752,455
Fidelity Central Funds (cost $105,813)	105,813
Total Investments (cost $1,643,115)		$ 1,858,268
Receivable for investments sold		5,370
Receivable for fund shares sold		712
Dividends receivable		2,058
Distributions receivable from Fidelity Central Funds		166
Prepaid expenses		3
Other receivables		4
Total assets		1,866,581

Liabilities
Payable for investments purchased	$ 8,099
Payable for fund shares redeemed	2,046
Accrued management fee	695
Distribution fees payable	364
Other affiliated payables	410
Other payables and accrued expenses	41
Collateral on securities loaned, at value	14,290
Total liabilities		25,945

Net Assets		$ 1,840,636
Net Assets consist of:
Paid in capital		$ 1,669,496
Undistributed net investment income		6,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,192)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		215,154
Net Assets		$ 1,840,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($301,495 ÷ 15,287.7 shares)	$ 19.72

Maximum offering price per share (100/94.25 of $19.72)	$ 20.92
Class T: Net Asset Value and redemption price per share ($379,036 ÷ 19,303.6 shares)	$ 19.64

Maximum offering price per share (100/96.50 of $19.64)	$ 20.35
Class B: Net Asset Value and offering price per share ($62,716 ÷ 3,299.1 shares) A	$ 19.01

Class C: Net Asset Value and offering price per share ($106,954 ÷ 5,633.5 shares) A	$ 18.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($990,435 ÷ 49,840.5 shares)	$ 19.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 14,183
Interest		39
Income from Fidelity Central Funds		1,479
Total income		15,701

Expenses
Management fee	$ 3,994
Transfer agent fees	2,137
Distribution fees	2,233
Accounting and security lending fees	270
Custodian fees and expenses	30
Independent trustees' compensation	4
Registration fees	38
Audit	28
Legal	5
Miscellaneous	112
Total expenses before reductions	8,851
Expense reductions	(32)	8,819
Net investment income (loss)		6,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,990)
Foreign currency transactions	(4)
Futures contracts	(2,253)
Total net realized gain (loss)		(42,247)
Change in net unrealized appreciation (depreciation) on: Investment securities		(41,073)
Net gain (loss)		(83,320)
Net increase (decrease) in net assets resulting from operations		$ (76,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,882	$ 7,275
Net realized gain (loss)	(42,247)	100,786
Change in net unrealized appreciation (depreciation)	(41,073)	81,712
Net increase (decrease) in net assets resulting from operations	(76,438)	189,773
Distributions to shareholders from net investment income	(7,345)	(4,544)
Distributions to shareholders from net realized gain	(88,912)	(33,957)
Total distributions	(96,257)	(38,501)
Share transactions - net increase (decrease)	245,890	55,152
Total increase (decrease) in net assets	73,195	206,424

Net Assets
Beginning of period	1,767,441	1,561,017
End of period (including undistributed net investment income of $6,178 and undistributed net investment income of $7,011, respectively)	$ 1,840,636	$ 1,767,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 19.98	$ 17.94	$ 16.41	$ 15.42	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.07	.10	.09	.10	.15 H	.08
Net realized and unrealized gain (loss)	(1.01)	2.28	2.03	1.60	.91	1.60
Total from investment operations	(.94)	2.38	2.12	1.70	1.06	1.68
Distributions from net investment income	(.09)	(.07)	(.08)	(.17)	(.07)	(.09)
Distributions from net realized gain	(1.10)	(.45)	-	-	-	-
Total distributions	(1.18) J	(.52)	(.08)	(.17)	(.07)	(.09)
Net asset value, end of period	$ 19.72	$ 21.84	$ 19.98	$ 17.94	$ 16.41	$ 15.42
Total Return B, C, D	(4.49)%	12.21%	11.83%	10.45%	6.86%	12.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05% A	1.04%	1.07%	1.10%	1.10%	1.09%
Expenses net of fee waivers, if any	1.05% A	1.04%	1.07%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.05% A	1.04%	1.06%	1.05%	1.09%	1.08%
Net investment income (loss)	.74% A	.47%	.49%	.59%	.92%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 309	$ 256	$ 182	$ 160	$ 144
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.85	$ 17.80	$ 16.26	$ 15.29	$ 13.71
Income from Investment Operations
Net investment income (loss) E	.05	.05	.05	.06	.11 H	.05
Net realized and unrealized gain (loss)	(.99)	2.26	2.02	1.60	.90	1.58
Total from investment operations	(.94)	2.31	2.07	1.66	1.01	1.63
Distributions from net investment income	(.02)	(.01)	(.02)	(.12)	(.04)	(.05)
Distributions from net realized gain	(1.10)	(.45)	-	-	-	-
Total distributions	(1.12) J	(.46)	(.02)	(.12)	(.04)	(.05)
Net asset value, end of period	$ 19.64	$ 21.70	$ 19.85	$ 17.80	$ 16.26	$ 15.29
Total Return B, C, D	(4.53)%	11.88%	11.62%	10.27%	6.58%	11.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.26%	1.28%	1.32%	1.32%	1.32%
Expenses net of fee waivers, if any	1.27% A	1.26%	1.28%	1.32%	1.32%	1.32%
Expenses net of all reductions	1.27% A	1.25%	1.27%	1.27%	1.32%	1.31%
Net investment income (loss)	.53% A	.26%	.28%	.37%	.69%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 379	$ 440	$ 505	$ 607	$ 792	$ 878
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 19.18	$ 17.28	$ 15.78	$ 14.88	$ 13.36
Income from Investment Operations
Net investment income (loss) E	- J	(.06)	(.05)	(.03)	.02 H	(.03)
Net realized and unrealized gain (loss)	(.97)	2.20	1.95	1.55	.88	1.55
Total from investment operations	(.97)	2.14	1.90	1.52	.90	1.52
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(1.04)	(.30)	-	-	-	-
Total distributions	(1.04) K	(.30)	-	(.02)	-	-
Net asset value, end of period	$ 19.01	$ 21.02	$ 19.18	$ 17.28	$ 15.78	$ 14.88
Total Return B, C, D	(4.83)%	11.30%	11.00%	9.64%	6.05%	11.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.81%	1.85%	1.87%	1.88%	1.85%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.85%	1.87%	1.88%	1.85%
Expenses net of all reductions	1.81% A	1.81%	1.84%	1.83%	1.87%	1.85%
Net investment income (loss)	(.01)% A	(.30)%	(.29)%	(.19)%	.14%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 84	$ 140	$ 231	$ 322	$ 372
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 19.21	$ 17.30	$ 15.81	$ 14.90	$ 13.38
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.04)	(.02)	.03 H	(.02)
Net realized and unrealized gain (loss)	(.96)	2.20	1.95	1.54	.88	1.54
Total from investment operations	(.96)	2.15	1.91	1.52	.91	1.52
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(1.04)	(.37)	-	-	-	-
Total distributions	(1.04) K	(.37)	-	(.03)	-	-
Net asset value, end of period	$ 18.99	$ 20.99	$ 19.21	$ 17.30	$ 15.81	$ 14.90
Total Return B, C, D	(4.79)%	11.38%	11.04%	9.63%	6.11%	11.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A	1.77%	1.80%	1.84%	1.83%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.80%	1.84%	1.83%	1.82%
Expenses net of all reductions	1.77% A	1.76%	1.78%	1.79%	1.83%	1.81%
Net investment income (loss)	.02% A	(.25)%	(.23)%	(.15)%	.18%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 121	$ 123	$ 136	$ 174	$ 202
Portfolio turnover rate G	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 22.03	$ 20.15	$ 18.09	$ 16.54	$ 15.55	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.10	.17	.16	.16	.20 G	.13
Net realized and unrealized gain (loss)	(1.01)	2.29	2.04	1.62	.92	1.61
Total from investment operations	(.91)	2.46	2.20	1.78	1.12	1.74
Distributions from net investment income	(.15)	(.13)	(.14)	(.23)	(.13)	(.15)
Distributions from net realized gain	(1.10)	(.45)	-	-	-	-
Total distributions	(1.25) I	(.58)	(.14)	(.23)	(.13)	(.15)
Net asset value, end of period	$ 19.87	$ 22.03	$ 20.15	$ 18.09	$ 16.54	$ 15.55
Total Return B, C	(4.32)%	12.53%	12.22%	10.89%	7.21%	12.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.72%	.73%	.74%	.78%	.72%
Expenses net of fee waivers, if any	.73% A	.72%	.73%	.74%	.78%	.72%
Expenses net of all reductions	.72% A	.72%	.72%	.69%	.77%	.72%
Net investment income (loss)	1.07% A	.79%	.83%	.94%	1.24%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 990	$ 814	$ 537	$ 476	$ 381	$ 191
Portfolio turnover rate F	113% A	88%	109%	187%	25%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008 in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 292,466
Unrealized depreciation	(95,676)
Net unrealized appreciation (depreciation)	$ 196,790
Cost for federal income tax purposes	$ 1,661,478

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the Fund invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,086,082 and $953,689, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 367	$ 13
Class T	.25%	.25%	973	6
Class B	.75%	.25%	347	261
Class C	.75%	.25%	546	27
			$ 2,233	$ 307

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	16
Class B*	58
Class C*	2
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 428.29
Class T	503.26
Class B	103.30
Class C	144.26
Institutional Class	959.22
	$ 2,137

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $88.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Class C	1
Institutional Class	15
$ 20

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $139, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 1,208	$ 907
Class T	402	202
Institutional Class	5,735	3,435
Total	$ 7,345	$ 4,544
From net realized gain
Class A	$ 15,661	$ 5,808
Class T	22,117	11,409
Class B	4,058	2,098
Class C	5,957	2,338
Institutional Class	41,119	12,304
Total	$ 88,912	$ 33,957

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,267	4,405	$ 44,386	$ 90,934
Reinvestment of distributions	747	308	15,334	6,094
Shares redeemed	(1,861)	(3,372)	(35,973)	(69,855)
Net increase (decrease)	1,153	1,341	$ 23,747	$ 27,173
Class T
Shares sold	1,104	2,584	$ 21,383	$ 53,031
Reinvestment of distributions	1,054	569	21,562	11,207
Shares redeemed	(3,115)	(8,353)	(60,488)	(171,934)
Net increase (decrease)	(957)	(5,200)	$ (17,543)	$ (107,696)
Class B
Shares sold	166	322	$ 3,113	$ 6,430
Reinvestment of distributions	184	97	3,659	1,861
Shares redeemed	(1,024)	(3,750)	(19,172)	(74,295)
Net increase (decrease)	(674)	(3,331)	$ (12,400)	$ (66,004)
Class C
Shares sold	235	555	$ 4,433	$ 11,022
Reinvestment of distributions	258	105	5,118	2,007
Shares redeemed	(632)	(1,267)	(11,762)	(25,260)
Net increase (decrease)	(139)	(607)	$ (2,211)	$ (12,231)
Institutional Class
Shares sold	12,636	12,537	$ 247,553	$ 262,040
Reinvestment of distributions	2,248	777	46,431	15,475
Shares redeemed	(2,006)	(3,023)	(39,687)	(63,605)
Net increase (decrease)	12,878	10,291	$ 254,297	$ 213,910

13. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One Capital Appreciation Fund ("Capital Appreciation Fund") approved an Agreement and Plan of Reorganization between the Fund and Capital Appreciation Fund. The agreement provides for the transfer of all the assets of Capital Appreciation Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Proposed Reorganization - continued

discharge any liabilities of Capital Appreciation Fund following the merger) in exchange solely for the number of shares of Class A of the Fund with an equal dollar value of the outstanding shares of Class A and Class B of Capital Appreciation Fund on the day the reorganization is effective.

A meeting of the shareholders of Capital Appreciation Fund is expected to be held in September 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about October 24, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0708
1.786792.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 962.40	$ 5.64
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.81
Class T
Actual	$ 1,000.00	$ 961.60	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.71
Class B
Actual	$ 1,000.00	$ 958.80	$ 9.30
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Class C
Actual	$ 1,000.00	$ 959.00	$ 9.31
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 964.40	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.33%
Class B	1.90%
Class C	1.90%
Institutional Class	.77%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	10.9	13.5
Research In Motion Ltd.	5.9	5.3
Nintendo Co. Ltd.	5.5	5.5
Cognizant Technology Solutions Corp. Class A	4.9	4.9
Valero Energy Corp.	4.7	5.4
Monsanto Co.	4.2	0.4
Freeport-McMoRan Copper & Gold, Inc. Class B	3.6	0.1
Ultra Petroleum Corp.	3.2	2.2
Fluor Corp.	2.6	1.5
National Oilwell Varco, Inc.	2.4	1.9
	47.9
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.0	46.6
Energy	29.0	19.5
Materials	12.8	2.7
Financials	8.0	14.3
Industrials	5.9	3.2
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 99.7%		Stocks 99.2%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	26.9%	** Foreign investments	25.0%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp. (a)	41,000	$ 2,847
Internet & Catalog Retail - 0.3%
B2W Companhia Global Do Varejo	17,100	740
Priceline.com, Inc. (a)	61,500	8,274
		9,014
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	228,500	11,334
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.	450,600	14,415
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	46,600	1,668
		16,083
TOTAL CONSUMER DISCRETIONARY		39,278
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	755,200	32,315
Food Products - 0.2%
Archer Daniels Midland Co.	61,700	2,449
Bunge Ltd.	20,600	2,459
		4,908
TOTAL CONSUMER STAPLES		37,223
ENERGY - 29.0%
Energy Equipment & Services - 7.9%
BJ Services Co.	82,200	2,482
Diamond Offshore Drilling, Inc.	38,300	5,226
FMC Technologies, Inc. (a)	204,670	14,706
Halliburton Co.	287,500	13,967
National Oilwell Varco, Inc. (a)	782,388	65,189
Patterson-UTI Energy, Inc.	164,700	5,185
Pride International, Inc. (a)	209,600	9,210
Schlumberger Ltd. (NY Shares)	278,000	28,114
Transocean, Inc. (a)	314,650	47,257
Weatherford International Ltd. (a)	532,200	24,284
		215,620
Oil, Gas & Consumable Fuels - 21.1%
Alpha Natural Resources, Inc. (a)	41,000	3,349
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	84,400	$ 5,085
Chesapeake Energy Corp.	985,742	53,989
ConocoPhillips	164,000	15,268
EOG Resources, Inc.	421,400	54,205
Frontier Oil Corp.	89,200	2,686
Goodrich Petroleum Corp. (a)(d)	163,500	6,965
Hess Corp.	131,100	16,100
Noble Energy, Inc.	36,900	3,596
Occidental Petroleum Corp.	114,400	10,517
Peabody Energy Corp.	666,799	49,290
PetroHawk Energy Corp. (a)	246,400	7,239
Petroplus Holdings AG (a)	88,616	5,450
Quicksilver Resources, Inc. (a)	630,912	22,984
Range Resources Corp.	122,900	8,082
SandRidge Energy, Inc.	14,000	770
Southwestern Energy Co. (a)	1,273,544	56,469
Sunoco, Inc.	164,700	7,324
Tesoro Corp.	411,700	10,231
Ultra Petroleum Corp. (a)	1,007,800	87,648
Valero Energy Corp.	2,511,039	127,661
Williams Companies, Inc.	82,400	3,134
XTO Energy, Inc.	285,900	18,189
		576,231
TOTAL ENERGY		791,851
FINANCIALS - 7.7%
Capital Markets - 2.7%
Ashmore Group PLC	6,118,500	31,664
EFG International	61,050	2,287
Greenhill & Co., Inc. (d)	272,900	16,442
Indiabulls Securities Ltd. (a)	81,761	204
Lazard Ltd. Class A	284,400	10,833
Lehman Brothers Holdings, Inc.	319,573	11,763
		73,193
Diversified Financial Services - 4.9%
Apollo Global Management LLC (e)	488,100	7,444
Bolsa de Mercadorias & Futuros - BM&F SA	3,898,600	44,679
Bovespa Holding SA	1,507,000	24,812
CME Group, Inc.	5,545	2,386
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Boerse AG	90,200	$ 12,942
Indiabulls Financial Services Ltd.	81,761	713
JSE Ltd.	816,955	7,692
Oaktree Capital Group LLC (e)	1,150,000	32,775
		133,443
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	245,281	2,809
TOTAL FINANCIALS		209,445
HEALTH CARE - 2.5%
Biotechnology - 1.7%
Amylin Pharmaceuticals, Inc. (a)	152,700	4,851
Celgene Corp. (a)	140,035	8,523
CSL Ltd.	46,871	1,783
Cubist Pharmaceuticals, Inc. (a)	147,700	2,815
Gilead Sciences, Inc. (a)	406,200	22,471
NeurogesX, Inc.	578,500	1,967
Vertex Pharmaceuticals, Inc. (a)	97,200	2,783
		45,193
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	143,817	7,204
Life Sciences Tools & Services - 0.5%
Exelixis, Inc. (a)	423,700	2,678
PerkinElmer, Inc.	430,100	12,163
		14,841
TOTAL HEALTH CARE		67,238
INDUSTRIALS - 5.9%
Airlines - 0.1%
AMR Corp. (a)	136,600	982
US Airways Group, Inc. (a)	205,700	815
		1,797
Construction & Engineering - 2.7%
Fluor Corp.	374,200	69,807
Quanta Services, Inc. (a)	81,559	2,613
		72,420
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.8%
First Solar, Inc. (a)	147,500	$ 39,462
JA Solar Holdings Co. Ltd. ADR (a)	123,100	2,618
Nexans SA	12,600	1,719
Prysmian SpA	46,100	1,219
Sunpower Corp. Class A (a)(d)	318,600	26,093
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	90,300	3,841
Suzlon Energy Ltd. (a)	418,595	2,754
		77,706
Machinery - 0.3%
Caterpillar, Inc.	41,100	3,397
Sulzer AG (Reg.)	40,940	5,503
		8,900
TOTAL INDUSTRIALS		160,823
INFORMATION TECHNOLOGY - 38.0%
Communications Equipment - 7.3%
Ciena Corp. (a)	304,200	9,296
Juniper Networks, Inc. (a)	381,820	10,508
Nokia Corp. sponsored ADR	54,000	1,534
QUALCOMM, Inc. (a)	295,100	14,324
Research In Motion Ltd. (a)	1,155,890	160,518
Starent Networks Corp.	204,900	3,588
		199,768
Computers & Peripherals - 2.4%
Apple, Inc. (a)	319,758	60,354
Hewlett-Packard Co.	128,947	6,068
		66,422
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	123,200	12,022
Internet Software & Services - 11.9%
Akamai Technologies, Inc. (a)	102,900	4,018
Baidu.com, Inc. sponsored ADR (a)	61,600	21,256
Google, Inc. Class A (sub. vtg.) (a)	508,866	298,095
NHN Corp. (a)	2,532	525
		323,894
IT Services - 7.9%
Cognizant Technology Solutions Corp. Class A (a)	3,822,916	134,872
Genpact Ltd.	537,600	7,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR (d)	1,206,400	$ 35,106
Visa, Inc.	441,100	38,093
		215,866
Software - 8.1%
Electronic Arts, Inc. (a)	360,481	18,096
Nintendo Co. Ltd.	273,000	150,587
Quality Systems, Inc. (d)	55,563	1,830
Salesforce.com, Inc. (a)	147,600	10,673
VMware, Inc. Class A (d)	574,638	39,460
		220,646
TOTAL INFORMATION TECHNOLOGY		1,038,618
MATERIALS - 12.8%
Chemicals - 5.6%
CF Industries Holdings, Inc.	41,100	5,627
Monsanto Co.	893,500	113,832
The Mosaic Co. (a)	266,800	33,435
		152,894
Metals & Mining - 7.2%
ArcelorMittal SA (NY Shares) Class A	396,200	39,355
Freeport-McMoRan Copper & Gold, Inc. Class B	859,300	99,430
Nucor Corp.	429,000	32,089
Steel Dynamics, Inc.	82,000	2,960
Timminco Ltd. (a)	163,900	5,032
United States Steel Corp.	106,600	18,411
		197,277
TOTAL MATERIALS		350,171
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	83,700	5,003
Bharti Airtel Ltd. (a)	747,858	15,538
China Mobile (Hong Kong) Ltd. sponsored ADR	38,900	2,870
Clearwire Corp. (a)(d)	328,500	4,655
		28,066
TOTAL COMMON STOCKS (Cost $2,217,184)		2,722,713
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	8,200	$ 8,897
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,200)		8,897
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 2.44% (b)	9,320,141	9,320
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	44,989,963	44,990
TOTAL MONEY MARKET FUNDS (Cost $54,310)		54,310
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,279,694)		2,785,920
NET OTHER ASSETS - (2.0)%		(55,085)
NET ASSETS - 100%		$ 2,730,835
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,219,000 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 319
Fidelity Securities Lending Cash Central Fund	1,264
Total	$ 1,583
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,785,920	$ 2,626,436	$ 159,484	$ 0
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.1%
Canada	9.3%
Japan	5.5%
Brazil	2.5%
India	2.0%
Luxembourg	1.4%
United Kingdom	1.2%
Bermuda	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $120,382,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,267) - See accompanying schedule: Unaffiliated issuers (cost $2,225,384)	$ 2,731,610
Fidelity Central Funds (cost $54,310)	54,310
Total Investments (cost $2,279,694)		$ 2,785,920
Cash		81
Receivable for investments sold		23,294
Receivable for fund shares sold		591
Dividends receivable		3,420
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		5
Other receivables		222
Total assets		2,813,960

Liabilities
Payable for investments purchased	$ 29,821
Payable for fund shares redeemed	5,093
Accrued management fee	1,271
Distribution fees payable	1,021
Other affiliated payables	589
Other payables and accrued expenses	340
Collateral on securities loaned, at value	44,990
Total liabilities		83,125

Net Assets		$ 2,730,835
Net Assets consist of:
Paid in capital		$ 2,440,874
Accumulated net investment loss		(1,325)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(214,801)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		506,087
Net Assets		$ 2,730,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($439,873 ÷ 10,954.6 shares)	$ 40.15

Maximum offering price per share (100/94.25 of $40.15)	$ 42.60
Class T: Net Asset Value and redemption price per share ($2,016,770 ÷ 49,650.6 shares)	$ 40.62

Maximum offering price per share (100/96.50 of $40.62)	$ 42.09
Class B: Net Asset Value and offering price per share ($48,352 ÷ 1,252.0 shares)A	$ 38.62

Class C: Net Asset Value and offering price per share ($70,456 ÷ 1,815.5 shares)A	$ 38.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($155,384 ÷ 3,773.1 shares)	$ 41.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 9,895
Interest		134
Income from Fidelity Central Funds (including $1,264 from security lending)		1,583
Total income		11,612

Expenses
Management fee Basic fee	$ 7,391
Performance adjustment	(234)
Transfer agent fees	3,130
Distribution fees	6,039
Accounting and security lending fees	400
Custodian fees and expenses	82
Independent trustees' compensation	6
Depreciation in deferred trustee compensation account	(1)
Registration fees	44
Audit	36
Legal	11
Interest	2
Miscellaneous	271
Total expenses before reductions	17,177
Expense reductions	(42)	17,135
Net investment income (loss)		(5,523)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(86,618)
Foreign currency transactions	(33)
Total net realized gain (loss)		(86,651)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $143)	(36,176)
Assets and liabilities in foreign currencies	(123)
Total change in net unrealized appreciation (depreciation)		(36,299)
Net gain (loss)		(122,950)
Net increase (decrease) in net assets resulting from operations		$ (128,473)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,523)	$ (20,005)
Net realized gain (loss)	(86,651)	345,022
Change in net unrealized appreciation (depreciation)	(36,299)	174,593
Net increase (decrease) in net assets resulting from operations	(128,473)	499,610
Share transactions - net increase (decrease)	(147,698)	(509,359)
Total increase (decrease) in net assets	(276,171)	(9,749)

Net Assets
Beginning of period	3,007,006	3,016,755
End of period (including accumulated net investment loss of $1,325 and undistributed net investment income of $4,198, respectively)	$ 2,730,835	$ 3,007,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 41.72	$ 35.07	$ 32.68	$ 29.33	$ 27.09	$ 23.61
Income from Investment Operations
Net investment income (loss) E	(.05)	(.20)	(.07) H	.08	.12 I	.10
Net realized and unrealized gain (loss)	(1.52)	6.85	2.55	3.45	2.20	3.55
Total from investment operations	(1.57)	6.65	2.48	3.53	2.32	3.65
Distributions from net investment income	-	-	(.09)	(.18)	(.08)	(.17)
Net asset value, end of period	$ 40.15	$ 41.72	$ 35.07	$ 32.68	$ 29.33	$ 27.09
Total Return B,C,D	(3.76)%	18.96%	7.60%	12.10%	8.59%	15.61%
Ratios to Average Net Assets F,J
Expenses before reductions	1.15% A	1.11%	.98%	1.12%	1.15%	1.00%
Expenses net of fee waivers, if any	1.15% A	1.11%	.98%	1.12%	1.15%	1.00%
Expenses net of all reductions	1.14% A	1.10%	.97%	1.07%	1.13%	.96%
Net investment income (loss)	(.27)% A	(.53)%	(.21)% H	.25%	.44%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 440	$ 475	$ 415	$ 365	$ 270	$ 219
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Investment income per share reflects a special dividend which amounted to $.08 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 42.24	$ 35.57	$ 33.11	$ 29.67	$ 27.40	$ 23.85
Income from Investment Operations
Net investment income (loss) E	(.09)	(.27)	(.12) H	.04	.09 I	.07
Net realized and unrealized gain (loss)	(1.53)	6.94	2.59	3.49	2.22	3.60
Total from investment operations	(1.62)	6.67	2.47	3.53	2.31	3.67
Distributions from net investment income	-	-	(.01)	(.09)	(.04)	(.12)
Net asset value, end of period	$ 40.62	$ 42.24	$ 35.57	$ 33.11	$ 29.67	$ 27.40
Total Return B,C,D	(3.84)%	18.75%	7.45%	11.93%	8.44%	15.50%
Ratios to Average Net Assets F,J
Expenses before reductions	1.33% A	1.28%	1.14%	1.25%	1.29%	1.12%
Expenses net of fee waivers, if any	1.33% A	1.28%	1.14%	1.25%	1.29%	1.12%
Expenses net of all reductions	1.33% A	1.27%	1.13%	1.20%	1.26%	1.09%
Net investment income (loss)	(.45)% A	(.70)%	(.36)% H	.12%	.31%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 2,017	$ 2,234	$ 2,286	$ 3,132	$ 3,786	$ 4,578
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%. I Investment income per share reflects a special dividend which amounted to $.08 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 34.11	$ 31.93	$ 28.70	$ 26.65	$ 23.24
Income from Investment Operations
Net investment income (loss) E	(.19)	(.47)	(.31) H	(.15)	(.11) I	(.10)
Net realized and unrealized gain (loss)	(1.47)	6.64	2.49	3.38	2.16	3.51
Total from investment operations	(1.66)	6.17	2.18	3.23	2.05	3.41
Net asset value, end of period	$ 38.62	$ 40.28	$ 34.11	$ 31.93	$ 28.70	$ 26.65
Total Return B,C,D	(4.12)%	18.09%	6.83%	11.25%	7.69%	14.67%
Ratios to Average Net Assets F,J
Expenses before reductions	1.90% A	1.87%	1.76%	1.86%	1.98%	1.81%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.76%	1.86%	1.98%	1.81%
Expenses net of all reductions	1.89% A	1.86%	1.75%	1.81%	1.96%	1.77%
Net investment income (loss)	(1.02)% A	(1.29)%	(.98)% H	(.50)%	(.39)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 63	$ 121	$ 271	$ 451	$ 582
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%. I Investment income per share reflects a special dividend which amounted to $.07 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 40.47	$ 34.28	$ 32.09	$ 28.85	$ 26.75	$ 23.32
Income from Investment Operations
Net investment income (loss) E	(.19)	(.47)	(.30) H	(.15)	(.09) I	(.09)
Net realized and unrealized gain (loss)	(1.47)	6.66	2.49	3.39	2.19	3.52
Total from investment operations	(1.66)	6.19	2.19	3.24	2.10	3.43
Net asset value, end of period	$ 38.81	$ 40.47	$ 34.28	$ 32.09	$ 28.85	$ 26.75
Total Return B,C,D	(4.10)%	18.06%	6.82%	11.23%	7.85%	14.71%
Ratios to Average Net Assets F,J
Expenses before reductions	1.90% A	1.85%	1.74%	1.86%	1.93%	1.77%
Expenses net of fee waivers, if any	1.90% A	1.85%	1.74%	1.86%	1.93%	1.77%
Expenses net of all reductions	1.90% A	1.85%	1.73%	1.81%	1.90%	1.74%
Net investment income (loss)	(1.02)% A	(1.28)%	(.97)% H	(.49)%	(.33)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 82	$ 78	$ 94	$ 114	$ 131
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.07 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 42.70	$ 35.76	$ 33.23	$ 29.78	$ 27.51	$ 24.00
Income from Investment Operations
Net investment income (loss) D	.02	(.05)	.05 G	.19	.24 H	.21
Net realized and unrealized gain (loss)	(1.54)	6.99	2.63	3.50	2.23	3.59
Total from investment operations	(1.52)	6.94	2.68	3.69	2.47	3.80
Distributions from net investment income	-	-	(.15)	(.24)	(.20)	(.29)
Net asset value, end of period	$ 41.18	$ 42.70	$ 35.76	$ 33.23	$ 29.78	$ 27.51
Total Return B,C	(3.56)%	19.41%	8.10%	12.48%	9.03%	16.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.77% A	.71%	.62%	.76%	.75%	.57%
Expenses net of fee waivers, if any	.77% A	.71%	.62%	.76%	.75%	.57%
Expenses net of all reductions	.76% A	.71%	.61%	.71%	.73%	.54%
Net investment income (loss)	.12% A	(.14)%	.16% G	.61%	.84%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 153	$ 117	$ 177	$ 311	$ 309
Portfolio turnover rate F	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 641,052
Unrealized depreciation	(139,242)
Net unrealized appreciation (depreciation)	$ 501,810
Cost for federal income tax purposes	$ 2,284,110

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities ,other than short-term securities, aggregated $1,448,832 and $1,576,941, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 530	$ 12
Class T	.25%	.25%	4,905	103
Class B	.75%	.25%	256	192
Class C	.75%	.25%	348	26
			$ 6,039	$ 333

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	28
Class B*	37
Class C*	2
$ 84

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 624.29
Class T	2,209.23
Class B	75.29
Class C	103.30
Institutional Class	119.16
	$ 3,130

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,282	2.71%	$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	6
Class B	1
Institutional Class	4
$ 14

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date.  In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $866, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	767	2,064	$ 29,218	$ 78,125
Issued from conversion of Class B Shares A	-	598	-	21,105
Shares redeemed	(1,188)	(3,114)	(44,665)	(116,412)
Net increase (decrease)	(421)	(452)	$ (15,447)	$ (17,182)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class T
Shares sold	2,489	4,737	$ 95,309	$ 183,620
Shares redeemed	(5,738)	(16,095)	(218,012)	(608,996)
Net increase (decrease)	(3,249)	(11,358)	$ (122,703)	$ (425,376)
Class B
Shares sold	63	150	$ 2,299	$ 5,438
Shares redeemed	(377)	(1,519)	(13,648)	(54,309)
Converted into Class A SharesA	-	(616)	-	(21,105)
Net increase (decrease)	(314)	(1,985)	$ (11,349)	$ (69,976)
Class C
Shares sold	138	292	$ 5,213	$ 10,957
Shares redeemed	(345)	(553)	(12,196)	(20,111)
Net increase (decrease)	(207)	(261)	$ (6,983)	$ (9,154)
Institutional Class
Shares sold	772	1,738	$ 30,466	$ 68,819
Shares redeemed	(583)	(1,417)	(21,682)	(56,490)
Net increase (decrease)	189	321	$ 8,784	$ 12,329

A See Note 10.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GO-USAN-0708
1.786793.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Opportunities
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 962.40	$ 5.64
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.81
Class T
Actual	$ 1,000.00	$ 961.60	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.71
Class B
Actual	$ 1,000.00	$ 958.80	$ 9.30
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Class C
Actual	$ 1,000.00	$ 959.00	$ 9.31
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 964.40	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.33%
Class B	1.90%
Class C	1.90%
Institutional Class	.77%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	10.9	13.5
Research In Motion Ltd.	5.9	5.3
Nintendo Co. Ltd.	5.5	5.5
Cognizant Technology Solutions Corp. Class A	4.9	4.9
Valero Energy Corp.	4.7	5.4
Monsanto Co.	4.2	0.4
Freeport-McMoRan Copper & Gold, Inc. Class B	3.6	0.1
Ultra Petroleum Corp.	3.2	2.2
Fluor Corp.	2.6	1.5
National Oilwell Varco, Inc.	2.4	1.9
	47.9
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.0	46.6
Energy	29.0	19.5
Materials	12.8	2.7
Financials	8.0	14.3
Industrials	5.9	3.2
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 99.7%		Stocks 99.2%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	26.9%	** Foreign investments	25.0%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp. (a)	41,000	$ 2,847
Internet & Catalog Retail - 0.3%
B2W Companhia Global Do Varejo	17,100	740
Priceline.com, Inc. (a)	61,500	8,274
		9,014
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	228,500	11,334
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.	450,600	14,415
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	46,600	1,668
		16,083
TOTAL CONSUMER DISCRETIONARY		39,278
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	755,200	32,315
Food Products - 0.2%
Archer Daniels Midland Co.	61,700	2,449
Bunge Ltd.	20,600	2,459
		4,908
TOTAL CONSUMER STAPLES		37,223
ENERGY - 29.0%
Energy Equipment & Services - 7.9%
BJ Services Co.	82,200	2,482
Diamond Offshore Drilling, Inc.	38,300	5,226
FMC Technologies, Inc. (a)	204,670	14,706
Halliburton Co.	287,500	13,967
National Oilwell Varco, Inc. (a)	782,388	65,189
Patterson-UTI Energy, Inc.	164,700	5,185
Pride International, Inc. (a)	209,600	9,210
Schlumberger Ltd. (NY Shares)	278,000	28,114
Transocean, Inc. (a)	314,650	47,257
Weatherford International Ltd. (a)	532,200	24,284
		215,620
Oil, Gas & Consumable Fuels - 21.1%
Alpha Natural Resources, Inc. (a)	41,000	3,349
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	84,400	$ 5,085
Chesapeake Energy Corp.	985,742	53,989
ConocoPhillips	164,000	15,268
EOG Resources, Inc.	421,400	54,205
Frontier Oil Corp.	89,200	2,686
Goodrich Petroleum Corp. (a)(d)	163,500	6,965
Hess Corp.	131,100	16,100
Noble Energy, Inc.	36,900	3,596
Occidental Petroleum Corp.	114,400	10,517
Peabody Energy Corp.	666,799	49,290
PetroHawk Energy Corp. (a)	246,400	7,239
Petroplus Holdings AG (a)	88,616	5,450
Quicksilver Resources, Inc. (a)	630,912	22,984
Range Resources Corp.	122,900	8,082
SandRidge Energy, Inc.	14,000	770
Southwestern Energy Co. (a)	1,273,544	56,469
Sunoco, Inc.	164,700	7,324
Tesoro Corp.	411,700	10,231
Ultra Petroleum Corp. (a)	1,007,800	87,648
Valero Energy Corp.	2,511,039	127,661
Williams Companies, Inc.	82,400	3,134
XTO Energy, Inc.	285,900	18,189
		576,231
TOTAL ENERGY		791,851
FINANCIALS - 7.7%
Capital Markets - 2.7%
Ashmore Group PLC	6,118,500	31,664
EFG International	61,050	2,287
Greenhill & Co., Inc. (d)	272,900	16,442
Indiabulls Securities Ltd. (a)	81,761	204
Lazard Ltd. Class A	284,400	10,833
Lehman Brothers Holdings, Inc.	319,573	11,763
		73,193
Diversified Financial Services - 4.9%
Apollo Global Management LLC (e)	488,100	7,444
Bolsa de Mercadorias & Futuros - BM&F SA	3,898,600	44,679
Bovespa Holding SA	1,507,000	24,812
CME Group, Inc.	5,545	2,386
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Boerse AG	90,200	$ 12,942
Indiabulls Financial Services Ltd.	81,761	713
JSE Ltd.	816,955	7,692
Oaktree Capital Group LLC (e)	1,150,000	32,775
		133,443
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	245,281	2,809
TOTAL FINANCIALS		209,445
HEALTH CARE - 2.5%
Biotechnology - 1.7%
Amylin Pharmaceuticals, Inc. (a)	152,700	4,851
Celgene Corp. (a)	140,035	8,523
CSL Ltd.	46,871	1,783
Cubist Pharmaceuticals, Inc. (a)	147,700	2,815
Gilead Sciences, Inc. (a)	406,200	22,471
NeurogesX, Inc.	578,500	1,967
Vertex Pharmaceuticals, Inc. (a)	97,200	2,783
		45,193
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	143,817	7,204
Life Sciences Tools & Services - 0.5%
Exelixis, Inc. (a)	423,700	2,678
PerkinElmer, Inc.	430,100	12,163
		14,841
TOTAL HEALTH CARE		67,238
INDUSTRIALS - 5.9%
Airlines - 0.1%
AMR Corp. (a)	136,600	982
US Airways Group, Inc. (a)	205,700	815
		1,797
Construction & Engineering - 2.7%
Fluor Corp.	374,200	69,807
Quanta Services, Inc. (a)	81,559	2,613
		72,420
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.8%
First Solar, Inc. (a)	147,500	$ 39,462
JA Solar Holdings Co. Ltd. ADR (a)	123,100	2,618
Nexans SA	12,600	1,719
Prysmian SpA	46,100	1,219
Sunpower Corp. Class A (a)(d)	318,600	26,093
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	90,300	3,841
Suzlon Energy Ltd. (a)	418,595	2,754
		77,706
Machinery - 0.3%
Caterpillar, Inc.	41,100	3,397
Sulzer AG (Reg.)	40,940	5,503
		8,900
TOTAL INDUSTRIALS		160,823
INFORMATION TECHNOLOGY - 38.0%
Communications Equipment - 7.3%
Ciena Corp. (a)	304,200	9,296
Juniper Networks, Inc. (a)	381,820	10,508
Nokia Corp. sponsored ADR	54,000	1,534
QUALCOMM, Inc. (a)	295,100	14,324
Research In Motion Ltd. (a)	1,155,890	160,518
Starent Networks Corp.	204,900	3,588
		199,768
Computers & Peripherals - 2.4%
Apple, Inc. (a)	319,758	60,354
Hewlett-Packard Co.	128,947	6,068
		66,422
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	123,200	12,022
Internet Software & Services - 11.9%
Akamai Technologies, Inc. (a)	102,900	4,018
Baidu.com, Inc. sponsored ADR (a)	61,600	21,256
Google, Inc. Class A (sub. vtg.) (a)	508,866	298,095
NHN Corp. (a)	2,532	525
		323,894
IT Services - 7.9%
Cognizant Technology Solutions Corp. Class A (a)	3,822,916	134,872
Genpact Ltd.	537,600	7,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR (d)	1,206,400	$ 35,106
Visa, Inc.	441,100	38,093
		215,866
Software - 8.1%
Electronic Arts, Inc. (a)	360,481	18,096
Nintendo Co. Ltd.	273,000	150,587
Quality Systems, Inc. (d)	55,563	1,830
Salesforce.com, Inc. (a)	147,600	10,673
VMware, Inc. Class A (d)	574,638	39,460
		220,646
TOTAL INFORMATION TECHNOLOGY		1,038,618
MATERIALS - 12.8%
Chemicals - 5.6%
CF Industries Holdings, Inc.	41,100	5,627
Monsanto Co.	893,500	113,832
The Mosaic Co. (a)	266,800	33,435
		152,894
Metals & Mining - 7.2%
ArcelorMittal SA (NY Shares) Class A	396,200	39,355
Freeport-McMoRan Copper & Gold, Inc. Class B	859,300	99,430
Nucor Corp.	429,000	32,089
Steel Dynamics, Inc.	82,000	2,960
Timminco Ltd. (a)	163,900	5,032
United States Steel Corp.	106,600	18,411
		197,277
TOTAL MATERIALS		350,171
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	83,700	5,003
Bharti Airtel Ltd. (a)	747,858	15,538
China Mobile (Hong Kong) Ltd. sponsored ADR	38,900	2,870
Clearwire Corp. (a)(d)	328,500	4,655
		28,066
TOTAL COMMON STOCKS (Cost $2,217,184)		2,722,713
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	8,200	$ 8,897
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,200)		8,897
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 2.44% (b)	9,320,141	9,320
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	44,989,963	44,990
TOTAL MONEY MARKET FUNDS (Cost $54,310)		54,310
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,279,694)		2,785,920
NET OTHER ASSETS - (2.0)%		(55,085)
NET ASSETS - 100%		$ 2,730,835
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,219,000 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 319
Fidelity Securities Lending Cash Central Fund	1,264
Total	$ 1,583
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,785,920	$ 2,626,436	$ 159,484	$ 0
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.1%
Canada	9.3%
Japan	5.5%
Brazil	2.5%
India	2.0%
Luxembourg	1.4%
United Kingdom	1.2%
Bermuda	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $120,382,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,267) - See accompanying schedule: Unaffiliated issuers (cost $2,225,384)	$ 2,731,610
Fidelity Central Funds (cost $54,310)	54,310
Total Investments (cost $2,279,694)		$ 2,785,920
Cash		81
Receivable for investments sold		23,294
Receivable for fund shares sold		591
Dividends receivable		3,420
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		5
Other receivables		222
Total assets		2,813,960

Liabilities
Payable for investments purchased	$ 29,821
Payable for fund shares redeemed	5,093
Accrued management fee	1,271
Distribution fees payable	1,021
Other affiliated payables	589
Other payables and accrued expenses	340
Collateral on securities loaned, at value	44,990
Total liabilities		83,125

Net Assets		$ 2,730,835
Net Assets consist of:
Paid in capital		$ 2,440,874
Accumulated net investment loss		(1,325)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(214,801)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		506,087
Net Assets		$ 2,730,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($439,873 ÷ 10,954.6 shares)	$ 40.15

Maximum offering price per share (100/94.25 of $40.15)	$ 42.60
Class T: Net Asset Value and redemption price per share ($2,016,770 ÷ 49,650.6 shares)	$ 40.62

Maximum offering price per share (100/96.50 of $40.62)	$ 42.09
Class B: Net Asset Value and offering price per share ($48,352 ÷ 1,252.0 shares)A	$ 38.62

Class C: Net Asset Value and offering price per share ($70,456 ÷ 1,815.5 shares)A	$ 38.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($155,384 ÷ 3,773.1 shares)	$ 41.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 9,895
Interest		134
Income from Fidelity Central Funds (including $1,264 from security lending)		1,583
Total income		11,612

Expenses
Management fee Basic fee	$ 7,391
Performance adjustment	(234)
Transfer agent fees	3,130
Distribution fees	6,039
Accounting and security lending fees	400
Custodian fees and expenses	82
Independent trustees' compensation	6
Depreciation in deferred trustee compensation account	(1)
Registration fees	44
Audit	36
Legal	11
Interest	2
Miscellaneous	271
Total expenses before reductions	17,177
Expense reductions	(42)	17,135
Net investment income (loss)		(5,523)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(86,618)
Foreign currency transactions	(33)
Total net realized gain (loss)		(86,651)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $143)	(36,176)
Assets and liabilities in foreign currencies	(123)
Total change in net unrealized appreciation (depreciation)		(36,299)
Net gain (loss)		(122,950)
Net increase (decrease) in net assets resulting from operations		$ (128,473)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,523)	$ (20,005)
Net realized gain (loss)	(86,651)	345,022
Change in net unrealized appreciation (depreciation)	(36,299)	174,593
Net increase (decrease) in net assets resulting from operations	(128,473)	499,610
Share transactions - net increase (decrease)	(147,698)	(509,359)
Total increase (decrease) in net assets	(276,171)	(9,749)

Net Assets
Beginning of period	3,007,006	3,016,755
End of period (including accumulated net investment loss of $1,325 and undistributed net investment income of $4,198, respectively)	$ 2,730,835	$ 3,007,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 41.72	$ 35.07	$ 32.68	$ 29.33	$ 27.09	$ 23.61
Income from Investment Operations
Net investment income (loss) E	(.05)	(.20)	(.07) H	.08	.12 I	.10
Net realized and unrealized gain (loss)	(1.52)	6.85	2.55	3.45	2.20	3.55
Total from investment operations	(1.57)	6.65	2.48	3.53	2.32	3.65
Distributions from net investment income	-	-	(.09)	(.18)	(.08)	(.17)
Net asset value, end of period	$ 40.15	$ 41.72	$ 35.07	$ 32.68	$ 29.33	$ 27.09
Total Return B,C,D	(3.76)%	18.96%	7.60%	12.10%	8.59%	15.61%
Ratios to Average Net Assets F,J
Expenses before reductions	1.15% A	1.11%	.98%	1.12%	1.15%	1.00%
Expenses net of fee waivers, if any	1.15% A	1.11%	.98%	1.12%	1.15%	1.00%
Expenses net of all reductions	1.14% A	1.10%	.97%	1.07%	1.13%	.96%
Net investment income (loss)	(.27)% A	(.53)%	(.21)% H	.25%	.44%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 440	$ 475	$ 415	$ 365	$ 270	$ 219
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%. I Investment income per share reflects a special dividend which amounted to $.08 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 42.24	$ 35.57	$ 33.11	$ 29.67	$ 27.40	$ 23.85
Income from Investment Operations
Net investment income (loss) E	(.09)	(.27)	(.12) H	.04	.09 I	.07
Net realized and unrealized gain (loss)	(1.53)	6.94	2.59	3.49	2.22	3.60
Total from investment operations	(1.62)	6.67	2.47	3.53	2.31	3.67
Distributions from net investment income	-	-	(.01)	(.09)	(.04)	(.12)
Net asset value, end of period	$ 40.62	$ 42.24	$ 35.57	$ 33.11	$ 29.67	$ 27.40
Total Return B,C,D	(3.84)%	18.75%	7.45%	11.93%	8.44%	15.50%
Ratios to Average Net Assets F,J
Expenses before reductions	1.33% A	1.28%	1.14%	1.25%	1.29%	1.12%
Expenses net of fee waivers, if any	1.33% A	1.28%	1.14%	1.25%	1.29%	1.12%
Expenses net of all reductions	1.33% A	1.27%	1.13%	1.20%	1.26%	1.09%
Net investment income (loss)	(.45)% A	(.70)%	(.36)% H	.12%	.31%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 2,017	$ 2,234	$ 2,286	$ 3,132	$ 3,786	$ 4,578
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%. I Investment income per share reflects a special dividend which amounted to $.08 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 34.11	$ 31.93	$ 28.70	$ 26.65	$ 23.24
Income from Investment Operations
Net investment income (loss) E	(.19)	(.47)	(.31) H	(.15)	(.11) I	(.10)
Net realized and unrealized gain (loss)	(1.47)	6.64	2.49	3.38	2.16	3.51
Total from investment operations	(1.66)	6.17	2.18	3.23	2.05	3.41
Net asset value, end of period	$ 38.62	$ 40.28	$ 34.11	$ 31.93	$ 28.70	$ 26.65
Total Return B,C,D	(4.12)%	18.09%	6.83%	11.25%	7.69%	14.67%
Ratios to Average Net Assets F,J
Expenses before reductions	1.90% A	1.87%	1.76%	1.86%	1.98%	1.81%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.76%	1.86%	1.98%	1.81%
Expenses net of all reductions	1.89% A	1.86%	1.75%	1.81%	1.96%	1.77%
Net investment income (loss)	(1.02)% A	(1.29)%	(.98)% H	(.50)%	(.39)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 63	$ 121	$ 271	$ 451	$ 582
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%. I Investment income per share reflects a special dividend which amounted to $.07 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 40.47	$ 34.28	$ 32.09	$ 28.85	$ 26.75	$ 23.32
Income from Investment Operations
Net investment income (loss) E	(.19)	(.47)	(.30) H	(.15)	(.09) I	(.09)
Net realized and unrealized gain (loss)	(1.47)	6.66	2.49	3.39	2.19	3.52
Total from investment operations	(1.66)	6.19	2.19	3.24	2.10	3.43
Net asset value, end of period	$ 38.81	$ 40.47	$ 34.28	$ 32.09	$ 28.85	$ 26.75
Total Return B,C,D	(4.10)%	18.06%	6.82%	11.23%	7.85%	14.71%
Ratios to Average Net Assets F,J
Expenses before reductions	1.90% A	1.85%	1.74%	1.86%	1.93%	1.77%
Expenses net of fee waivers, if any	1.90% A	1.85%	1.74%	1.86%	1.93%	1.77%
Expenses net of all reductions	1.90% A	1.85%	1.73%	1.81%	1.90%	1.74%
Net investment income (loss)	(1.02)% A	(1.28)%	(.97)% H	(.49)%	(.33)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 82	$ 78	$ 94	$ 114	$ 131
Portfolio turnover rate G	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a special dividend which amounted to $.07 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 42.70	$ 35.76	$ 33.23	$ 29.78	$ 27.51	$ 24.00
Income from Investment Operations
Net investment income (loss) D	.02	(.05)	.05 G	.19	.24 H	.21
Net realized and unrealized gain (loss)	(1.54)	6.99	2.63	3.50	2.23	3.59
Total from investment operations	(1.52)	6.94	2.68	3.69	2.47	3.80
Distributions from net investment income	-	-	(.15)	(.24)	(.20)	(.29)
Net asset value, end of period	$ 41.18	$ 42.70	$ 35.76	$ 33.23	$ 29.78	$ 27.51
Total Return B,C	(3.56)%	19.41%	8.10%	12.48%	9.03%	16.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.77% A	.71%	.62%	.76%	.75%	.57%
Expenses net of fee waivers, if any	.77% A	.71%	.62%	.76%	.75%	.57%
Expenses net of all reductions	.76% A	.71%	.61%	.71%	.73%	.54%
Net investment income (loss)	.12% A	(.14)%	.16% G	.61%	.84%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 153	$ 117	$ 177	$ 311	$ 309
Portfolio turnover rate F	108% A	97%	121%	110%	61%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 641,052
Unrealized depreciation	(139,242)
Net unrealized appreciation (depreciation)	$ 501,810
Cost for federal income tax purposes	$ 2,284,110

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities ,other than short-term securities, aggregated $1,448,832 and $1,576,941, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 530	$ 12
Class T	.25%	.25%	4,905	103
Class B	.75%	.25%	256	192
Class C	.75%	.25%	348	26
			$ 6,039	$ 333

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	28
Class B*	37
Class C*	2
$ 84

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 624.29
Class T	2,209.23
Class B	75.29
Class C	103.30
Institutional Class	119.16
	$ 3,130

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,282	2.71%	$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	6
Class B	1
Institutional Class	4
$ 14

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date.  In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $866, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	767	2,064	$ 29,218	$ 78,125
Issued from conversion of Class B Shares A	-	598	-	21,105
Shares redeemed	(1,188)	(3,114)	(44,665)	(116,412)
Net increase (decrease)	(421)	(452)	$ (15,447)	$ (17,182)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class T
Shares sold	2,489	4,737	$ 95,309	$ 183,620
Shares redeemed	(5,738)	(16,095)	(218,012)	(608,996)
Net increase (decrease)	(3,249)	(11,358)	$ (122,703)	$ (425,376)
Class B
Shares sold	63	150	$ 2,299	$ 5,438
Shares redeemed	(377)	(1,519)	(13,648)	(54,309)
Converted into Class A SharesA	-	(616)	-	(21,105)
Net increase (decrease)	(314)	(1,985)	$ (11,349)	$ (69,976)
Class C
Shares sold	138	292	$ 5,213	$ 10,957
Shares redeemed	(345)	(553)	(12,196)	(20,111)
Net increase (decrease)	(207)	(261)	$ (6,983)	$ (9,154)
Institutional Class
Shares sold	772	1,738	$ 30,466	$ 68,819
Shares redeemed	(583)	(1,417)	(21,682)	(56,490)
Net increase (decrease)	189	321	$ 8,784	$ 12,329

A See Note 10.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GOI-USAN-0708
1.786794.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 932.90	$ 5.70
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.96
Class T
Actual	$ 1,000.00	$ 931.60	$ 6.91
Hypothetical A	$ 1,000.00	$ 1,017.85	$ 7.21
Class B
Actual	$ 1,000.00	$ 929.50	$ 9.31
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Class C
Actual	$ 1,000.00	$ 929.60	$ 9.31
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Institutional Class
Actual	$ 1,000.00	$ 934.60	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,020.75	$ 4.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.43%
Class B	1.93%
Class C	1.93%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Honeywell International, Inc.	3.5	3.1
Inverness Medical Innovations, Inc.	3.4	3.9
Cisco Systems, Inc.	2.7	1.6
Citigroup, Inc.	2.6	2.5
General Electric Co.	2.4	5.7
American International Group, Inc.	2.0	2.8
Staples, Inc.	1.9	1.3
Wachovia Corp.	1.7	0.5
Google, Inc. Class A (sub. vtg.)	1.6	2.5
Lehman Brothers Holdings, Inc.	1.6	1.1
	23.4
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	18.3
Information Technology	19.3	18.0
Industrials	16.2	18.4
Health Care	13.9	15.4
Energy	10.8	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 98.3%		Stocks 95.4%
	Convertible Securities 1.3%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	20.7%	** Foreign investments	18.9%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.4%
Gentex Corp.	91,100	$ 1,599,716
Johnson Controls, Inc.	100,000	3,406,000
		5,005,716
Automobiles - 0.2%
Fiat SpA	141,300	3,148,927
Distributors - 0.8%
Li & Fung Ltd.	2,738,000	10,350,081
Household Durables - 2.7%
Centex Corp.	839,500	15,807,785
KB Home (f)	676,700	13,879,117
Pulte Homes, Inc.	336,300	4,112,949
Whirlpool Corp.	15,800	1,164,144
		34,963,995
Media - 1.4%
E.W. Scripps Co. Class A	69,100	3,254,610
Time Warner, Inc.	913,700	14,509,556
		17,764,166
Multiline Retail - 0.3%
Target Corp.	85,400	4,556,944
Specialty Retail - 2.8%
Home Depot, Inc.	232,100	6,350,256
Lowe's Companies, Inc.	148,900	3,573,600
OfficeMax, Inc.	49,459	1,072,271
Staples, Inc.	1,076,675	25,248,029
		36,244,156
TOTAL CONSUMER DISCRETIONARY		112,033,985
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Coca-Cola Femsa SA de CV sponsored ADR	43,700	2,726,880
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	35,888	1,593,786
Diageo PLC sponsored ADR	26,100	2,051,982
Pernod Ricard SA	12,800	1,453,646
		7,826,294
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	200,500	8,579,395
Sysco Corp.	74,200	2,289,812
		10,869,207
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.0%
Groupe Danone	143,500	$ 12,561,881
Nestle SA (Reg.)	27,932	13,734,194
		26,296,075
Tobacco - 0.2%
Souza Cruz Industria Comerico	82,100	2,543,005
TOTAL CONSUMER STAPLES		47,534,581
ENERGY - 10.8%
Energy Equipment & Services - 2.7%
BJ Services Co.	186,036	5,618,287
Diamond Offshore Drilling, Inc.	28,200	3,847,608
National Oilwell Varco, Inc. (a)	81,900	6,823,908
Petroleum Geo-Services ASA	64,800	1,908,498
Schlumberger Ltd. (NY Shares)	106,000	10,719,780
Smith International, Inc.	22,700	1,791,484
Transocean, Inc. (a)	28,602	4,295,734
		35,005,299
Oil, Gas & Consumable Fuels - 8.1%
ConocoPhillips	212,100	19,746,510
Denbury Resources, Inc. (a)	114,100	3,882,823
Exxon Mobil Corp.	179,200	15,905,792
Forest Oil Corp. (a)	99,900	6,668,325
Hess Corp.	48,900	6,005,409
OAO Gazprom sponsored ADR	10,600	641,300
Occidental Petroleum Corp.	71,900	6,609,767
Plains Exploration & Production Co. (a)	139,000	9,935,720
Quicksilver Resources, Inc. (a)	211,700	7,712,231
Range Resources Corp.	185,700	12,211,632
Southwestern Energy Co. (a)	103,100	4,571,454
Ultra Petroleum Corp. (a)	138,900	12,080,133
		105,971,096
TOTAL ENERGY		140,976,395
FINANCIALS - 19.4%
Capital Markets - 4.4%
Ashmore Group PLC	461,800	2,389,862
Bank of New York Mellon Corp.	123,465	5,497,896
Greenhill & Co., Inc.	40,000	2,410,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Julius Baer Holding AG	54,380	$ 4,450,364
Lehman Brothers Holdings, Inc.	550,497	20,263,795
Morgan Stanley	210,874	9,326,957
State Street Corp.	147,663	10,634,689
T. Rowe Price Group, Inc.	41,605	2,409,762
		57,383,325
Commercial Banks - 3.2%
Erste Bank AG (f)	115,226	8,796,145
Standard Chartered PLC (United Kingdom)	207,831	7,723,350
SunTrust Banks, Inc.	59,300	3,096,053
Wachovia Corp. (f)	935,900	22,274,420
		41,889,968
Consumer Finance - 0.6%
Capital One Financial Corp. (f)	131,700	6,337,404
SLM Corp. (a)	82,600	1,872,542
		8,209,946
Diversified Financial Services - 6.3%
Bank of America Corp.	470,800	16,011,908
Bolsa de Mercadorias & Futuros - BM&F SA	421,900	4,835,054
Bovespa Holding SA	209,700	3,452,669
CIT Group, Inc.	317,400	3,174,000
Citigroup, Inc.	1,532,653	33,549,774
Deutsche Boerse AG	27,400	3,931,413
JPMorgan Chase & Co.	323,421	13,907,103
JSE Ltd.	341,900	3,218,940
		82,080,861
Insurance - 2.1%
American International Group, Inc.	744,225	26,792,100
eHealth, Inc. (a)	32,700	815,211
		27,607,311
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	442,500	9,938,550
Indiabulls Real Estate Ltd.	198,363	2,272,047
Jones Lang LaSalle, Inc.	23,000	1,622,420
		13,833,017
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	544,800	14,720,496
Freddie Mac	231,995	5,897,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.	305,900	$ 2,759,218
		23,377,027
TOTAL FINANCIALS		254,381,455
HEALTH CARE - 13.9%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)(f)	227,900	6,581,752
Cephalon, Inc. (a)	136,975	9,274,577
Cougar Biotechnology, Inc. (a)	21,400	578,228
CSL Ltd.	206,012	7,836,870
Genentech, Inc. (a)	82,904	5,875,406
Myriad Genetics, Inc. (a)	164,295	7,955,164
Vertex Pharmaceuticals, Inc. (a)	202,900	5,809,027
		43,911,024
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	21,600	3,391,200
C.R. Bard, Inc.	35,600	3,246,720
Gen-Probe, Inc. (a)	46,012	2,619,923
Inverness Medical Innovations, Inc. (a)	1,230,825	44,998,944
Masimo Corp.	68,775	2,376,864
		56,633,651
Health Care Providers & Services - 2.1%
athenahealth, Inc.	59,083	1,871,159
Coventry Health Care, Inc. (a)	58,700	2,701,961
Express Scripts, Inc. (a)	76,200	5,494,782
Healthways, Inc. (a)	82,802	2,674,505
Henry Schein, Inc. (a)	23,400	1,303,848
Humana, Inc. (a)	97,300	4,967,165
WellPoint, Inc. (a)	154,100	8,601,862
		27,615,282
Life Sciences Tools & Services - 0.9%
QIAGEN NV (a)	438,100	8,722,571
Waters Corp. (a)	46,558	2,864,248
		11,586,819
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.2%
Allergan, Inc.	241,273	$ 13,902,150
Elan Corp. PLC sponsored ADR (a)	178,300	4,464,632
Merck & Co., Inc.	439,572	17,125,725
Schering-Plough Corp.	302,500	6,171,000
		41,663,507
TOTAL HEALTH CARE		181,410,283
INDUSTRIALS - 16.2%
Aerospace & Defense - 4.0%
General Dynamics Corp.	64,800	5,971,320
Honeywell International, Inc.	768,800	45,835,853
		51,807,173
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	114,100	8,103,382
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	82,100	1,105,887
Corporate Executive Board Co.	59,700	2,696,649
CoStar Group, Inc. (a)	66,112	3,100,653
Fuel Tech, Inc. (a)(f)	87,400	2,223,456
Interface, Inc. Class A	86,072	1,218,780
		10,345,425
Electrical Equipment - 5.0%
Alstom SA	39,500	9,956,768
AMETEK, Inc.	52,900	2,713,770
Cooper Industries Ltd. Class A	88,000	4,103,440
Evergreen Solar, Inc. (a)(f)	617,035	6,417,164
Q-Cells AG (a)(f)	87,100	10,589,440
Renewable Energy Corp. AS (a)	138,800	4,121,964
Saft Groupe SA	24,300	1,146,580
SolarWorld AG (f)	141,700	7,314,289
Sunpower Corp. Class A (a)	83,100	6,805,890
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(f)	234,343	9,968,951
Suzlon Energy Ltd. (a)	335,898	2,210,107
		65,348,363
Industrial Conglomerates - 3.3%
General Electric Co.	1,008,900	30,993,408
Siemens AG sponsored ADR	105,300	11,982,087
		42,975,495
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.2%
Cummins, Inc.	63,400	$ 4,464,628
Danaher Corp.	83,200	6,504,576
Eaton Corp.	51,400	4,969,352
Illinois Tool Works, Inc.	123,900	6,653,430
SPX Corp.	45,000	5,979,600
		28,571,586
Road & Rail - 0.2%
Landstar System, Inc.	58,000	3,231,760
Trading Companies & Distributors - 0.1%
Watsco, Inc.	29,100	1,353,150
TOTAL INDUSTRIALS		211,736,334
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	1,328,700	35,502,864
Corning, Inc.	529,550	14,477,897
Juniper Networks, Inc. (a)	280,108	7,708,572
Nice Systems Ltd. sponsored ADR (a)	111,700	3,909,500
Nokia Corp. sponsored ADR	145,300	4,126,520
QUALCOMM, Inc. (a)	116,300	5,645,202
		71,370,555
Computers & Peripherals - 3.2%
Apple, Inc. (a)	81,000	15,288,750
EMC Corp. (a)	462,000	8,057,280
Hewlett-Packard Co.	302,100	14,216,826
NCR Corp. (a)	185,000	4,895,100
		42,457,956
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	103,700	3,179,442
Hon Hai Precision Industry Co. Ltd. (Foxconn)	987,000	5,582,047
Motech Industries, Inc.	327,238	2,786,836
		11,548,325
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	36,750	21,528,150
Omniture, Inc. (a)	1,800	44,370
		21,572,520
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	458,400	16,172,352
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	237,300	$ 6,905,430
The Western Union Co.	287,200	6,789,408
Visa, Inc.	16,200	1,399,032
		31,266,222
Semiconductors & Semiconductor Equipment - 4.2%
ARM Holdings PLC sponsored ADR	695,200	4,338,048
ASML Holding NV (NY Shares)	218,300	6,540,268
Broadcom Corp. Class A (a)	148,300	4,254,727
Intel Corp.	760,394	17,625,933
KLA-Tencor Corp.	40,800	1,881,696
Lam Research Corp. (a)	176,000	7,163,200
National Semiconductor Corp.	250,700	5,277,235
NVIDIA Corp. (a)	55,300	1,365,910
Taiwan Semiconductor Manufacturing Co. Ltd.	1,559,758	3,364,410
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	105,170	1,204,197
Varian Semiconductor Equipment Associates, Inc. (a)	53,100	2,019,393
		55,035,017
Software - 1.5%
Adobe Systems, Inc. (a)	142,600	6,282,956
Autonomy Corp. PLC (a)	279,934	4,915,831
Nintendo Co. Ltd.	12,800	7,060,480
Salesforce.com, Inc. (a)	24,100	1,742,671
		20,001,938
TOTAL INFORMATION TECHNOLOGY		253,252,533
MATERIALS - 3.0%
Chemicals - 1.2%
Albemarle Corp.	217,474	9,671,069
Calgon Carbon Corp. (a)	9,044	160,260
E.I. du Pont de Nemours & Co.	76,800	3,679,488
W.R. Grace & Co. (a)	96,600	2,615,928
		16,126,745
Metals & Mining - 1.8%
Alcoa, Inc.	116,300	4,720,617
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Timminco Ltd. (a)(f)	461,800	$ 14,177,051
United States Steel Corp.	22,400	3,868,704
		22,766,372
TOTAL MATERIALS		38,893,117
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	224,800	8,969,520
Verizon Communications, Inc.	430,600	16,565,182
		25,534,702
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	112,400	5,138,928
TOTAL TELECOMMUNICATION SERVICES		30,673,630
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Clipper Windpower PLC (a)	271,800	3,319,289
Constellation Energy Group, Inc.	49,500	4,268,385
NRG Energy, Inc. (a)	169,601	7,053,706
Reliant Energy, Inc. (a)	50,400	1,288,224
		15,929,604
TOTAL COMMON STOCKS (Cost $1,211,754,834)		1,286,821,917
Convertible Preferred Stocks - 1.3%

FINANCIALS - 1.3%
Capital Markets - 0.5%
Lehman Brothers Holdings, Inc. 7.25%	5,760	6,249,600
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	1,500	1,588,770
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	10,600	568,266
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Fannie Mae 8.75%	63,800	$ 3,150,125
Washington Mutual, Inc.	50	5,154,286
		8,304,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,214,669)		16,711,047
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
0% 9/30/14 (d)(e)	$ 1,480,000	185,000
7.75% 6/1/15 (d)	3,200,000	450,801
		635,801
TOTAL CONVERTIBLE BONDS (Cost $1,490,945)		635,801
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	15,288,467	15,288,467
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	77,914,710	77,914,710
TOTAL MONEY MARKET FUNDS (Cost $93,203,177)		93,203,177
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $1,322,663,625)		1,397,371,942
NET OTHER ASSETS - (6.7)%		(87,904,548)
NET ASSETS - 100%		$ 1,309,467,394
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217,278
Fidelity Securities Lending Cash Central Fund	262,853
Total	$ 480,131
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,397,371,942	$ 1,372,964,614	$ 24,222,328	$ 185,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(49,844)
Cost of Purchases	-
Proceeds of Sales	(1,014,392)
Amortization/Accretion	(1,364)
Transfer in/out of Level 3	1,250,600
Ending Balance	$ 185,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
Germany	2.5%
Canada	2.0%
France	2.0%
United Kingdom	2.0%
Switzerland	1.6%
Netherlands	1.2%
Taiwan	1.0%
Others (individually less than 1%)	8.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,940,797) - See accompanying schedule: Unaffiliated issuers (cost $1,229,460,448)	$ 1,304,168,765
Fidelity Central Funds (cost $93,203,177)	93,203,177
Total Investments (cost $1,322,663,625)		$ 1,397,371,942
Cash		4,539
Foreign currency held at value (cost $609,127)		609,127
Receivable for investments sold		14,896,949
Receivable for fund shares sold		807,215
Dividends receivable		1,475,552
Distributions receivable from Fidelity Central Funds		131,908
Prepaid expenses		2,221
Other receivables		9,617
Total assets		1,415,309,070

Liabilities
Payable for investments purchased	$ 25,357,226
Payable for fund shares redeemed	1,445,496
Accrued management fee	604,466
Distribution fees payable	171,128
Other affiliated payables	290,896
Other payables and accrued expenses	57,754
Collateral on securities loaned, at value	77,914,710
Total liabilities		105,841,676

Net Assets		$ 1,309,467,394
Net Assets consist of:
Paid in capital		$ 1,260,542,274
Undistributed net investment income		4,664,789
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,444,377)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,704,708
Net Assets		$ 1,309,467,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($178,633,026 ÷ 9,670,226 shares)	$ 18.47

Maximum offering price per share (100/94.25 of $18.47)	$ 19.60
Class T: Net Asset Value and redemption price per share ($138,718,085 ÷ 7,545,258 shares)	$ 18.38

Maximum offering price per share (100/96.50 of $18.38)	$ 19.05
Class B: Net Asset Value and offering price per share ($42,957,547 ÷ 2,453,056 shares) A	$ 17.51

Class C: Net Asset Value and offering price per share ($45,801,410 ÷ 2,627,317 shares) A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($903,357,326 ÷ 47,352,083 shares)	$ 19.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,762,392
Interest		27,786
Income from Fidelity Central Funds		480,131
Total income		11,270,309

Expenses
Management fee	$ 3,438,618
Transfer agent fees	1,511,584
Distribution fees	1,062,993
Accounting and security lending fees	201,184
Custodian fees and expenses	102,942
Independent trustees' compensation	2,602
Registration fees	53,715
Audit	32,215
Legal	3,471
Miscellaneous	71,225
Total expenses before reductions	6,480,549
Expense reductions	(68,445)	6,412,104
Net investment income (loss)		4,858,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,704,418)
Foreign currency transactions	(31,048)
Total net realized gain (loss)		(24,735,466)
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,257,378)
Assets and liabilities in foreign currencies	(5,641)
Total change in net unrealized appreciation (depreciation)		(63,263,019)
Net gain (loss)		(87,998,485)
Net increase (decrease) in net assets resulting from operations		$ (83,140,280)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,858,205	$ 5,036,598
Net realized gain (loss)	(24,735,466)	70,581,318
Change in net unrealized appreciation (depreciation)	(63,263,019)	51,082,120
Net increase (decrease) in net assets resulting from operations	(83,140,280)	126,700,036
Distributions to shareholders from net investment income	(4,649,063)	(2,446,262)
Distributions to shareholders from net realized gain	(62,539,379)	-
Total distributions	(67,188,442)	(2,446,262)
Share transactions - net increase (decrease)	183,553,915	264,972,759
Total increase (decrease) in net assets	33,225,193	389,226,533

Net Assets
Beginning of period	1,276,242,201	887,015,668
End of period (including undistributed net investment income of $4,664,789 and undistributed net investment income of $4,711,624, respectively)	$ 1,309,467,394	$ 1,276,242,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.95	$ 18.65	$ 16.55	$ 14.59	$ 13.64	$ 12.22
Income from Investment Operations
Net investment income (loss) E	.06	.08	.05	.01	.07 H	.01
Net realized and unrealized gain (loss)	(1.40)	2.25	2.05	2.04	.88	1.41
Total from investment operations	(1.34)	2.33	2.10	2.05	.95	1.42
Distributions from net investment income	(.06)	(.03)	-	(.08)	-	-
Distributions from net realized gain	(1.08)	-	-	(.01)	-	-
Total distributions	(1.14)	(.03)	-	(.09)	-	-
Net asset value, end of period	$ 18.47	$ 20.95	$ 18.65	$ 16.55	$ 14.59	$ 13.64
Total Return B, C, D	(6.71)%	12.49%	12.69%	14.13%	6.96%	11.62%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.18%	1.22%	1.25%	1.27%	1.31%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.22%	1.25%	1.27%	1.31%
Expenses net of all reductions	1.17% A	1.17%	1.20%	1.19%	1.25%	1.25%
Net investment income (loss)	.66% A	.37%	.29%	.07%	.47%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,633	$ 184,296	$ 111,667	$ 76,059	$ 53,531	$ 45,003
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.80	$ 18.54	$ 16.49	$ 14.51	$ 13.59	$ 12.19
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	(.01)	.05 H	(.01)
Net realized and unrealized gain (loss)	(1.40)	2.23	2.03	2.04	.87	1.41
Total from investment operations	(1.36)	2.26	2.05	2.03	.92	1.40
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	(1.06)	-	-	(.01)	-	-
Total distributions	(1.06)	-	-	(.05)	-	-
Net asset value, end of period	$ 18.38	$ 20.80	$ 18.54	$ 16.49	$ 14.51	$ 13.59
Total Return B, C, D	(6.84)%	12.19%	12.43%	14.03%	6.77%	11.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.42%	1.41%	1.40%	1.41%	1.45%
Expenses net of fee waivers, if any	1.43% A	1.42%	1.41%	1.40%	1.41%	1.45%
Expenses net of all reductions	1.42% A	1.41%	1.40%	1.34%	1.39%	1.40%
Net investment income (loss)	.40% A	.13%	.09%	(.08)%	.33%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,718	$ 175,292	$ 152,145	$ 286,738	$ 276,257	$ 274,805
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.77	$ 17.71	$ 15.84	$ 13.98	$ 13.17	$ 11.89
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.08)	(.10)	(.04) H	(.08)
Net realized and unrealized gain (loss)	(1.33)	2.13	1.95	1.96	.85	1.36
Total from investment operations	(1.34)	2.06	1.87	1.86	.81	1.28
Distributions from net realized gain	(.92)	-	-	-	-	-
Net asset value, end of period	$ 17.51	$ 19.77	$ 17.71	$ 15.84	$ 13.98	$ 13.17
Total Return B, C, D	(7.05)%	11.63%	11.81%	13.30%	6.15%	10.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.94%	1.99%	2.00%	2.11%	2.12%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.99%	1.99%	2.05%	2.05%
Expenses net of all reductions	1.92% A	1.93%	1.97%	1.93%	2.03%	2.00%
Net investment income (loss)	(.10)% A	(.39)%	(.48)%	(.67)%	(.31)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,958	$ 55,779	$ 69,399	$ 77,731	$ 83,728	$ 88,320
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.73	$ 17.67	$ 15.80	$ 13.95	$ 13.14	$ 11.86
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.08)	(.10)	(.04) H	(.08)
Net realized and unrealized gain (loss)	(1.32)	2.13	1.95	1.95	.85	1.36
Total from investment operations	(1.33)	2.06	1.87	1.85	.81	1.28
Distributions from net realized gain	(.97)	-	-	-	-	-
Net asset value, end of period	$ 17.43	$ 19.73	$ 17.67	$ 15.80	$ 13.95	$ 13.14
Total Return B, C, D	(7.04)%	11.66%	11.84%	13.26%	6.16%	10.79%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.92%	1.97%	1.99%	2.02%	2.03%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.97%	1.99%	2.02%	2.03%
Expenses net of all reductions	1.92% A	1.91%	1.96%	1.94%	2.00%	1.98%
Net investment income (loss)	(.09)% A	(.38)%	(.47)%	(.68)%	(.28)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,801	$ 49,262	$ 44,193	$ 42,084	$ 39,969	$ 40,426
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.62	$ 19.24	$ 17.04	$ 15.00	$ 13.97	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.09	.14	.11	.07	.12 G	.06
Net realized and unrealized gain (loss)	(1.43)	2.33	2.11	2.10	.91	1.44
Total from investment operations	(1.34)	2.47	2.22	2.17	1.03	1.50
Distributions from net investment income	(.12)	(.09)	(.02)	(.12)	-	-
Distributions from net realized gain	(1.08)	-	-	(.01)	-	-
Total distributions	(1.20)	(.09)	(.02)	(.13)	-	-
Net asset value, end of period	$ 19.08	$ 21.62	$ 19.24	$ 17.04	$ 15.00	$ 13.97
Total Return B, C	(6.54)%	12.87%	13.04%	14.58%	7.37%	12.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.85%	.88%	.87%	.93%	.89%
Expenses net of fee waivers, if any	.85% A	.85%	.88%	.87%	.93%	.89%
Expenses net of all reductions	.84% A	.84%	.86%	.82%	.91%	.84%
Net investment income (loss)	.99% A	.70%	.63%	.44%	.81%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 903,357	$ 811,613	$ 509,612	$ 399,610	$ 267,512	$ 144,877
Portfolio turnover rate F	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 179,215,931
Unrealized depreciation	(114,764,211)
Net unrealized appreciation (depreciation)	$ 64,451,720
Cost for federal income tax purposes	$ 1,332,920,222

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $890,786,394 and $722,046,232, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 216,798	$ 29,179
Class T	.25%	.25%	377,414	760
Class B	.75%	.25%	235,997	177,268
Class C	.75%	.25%	232,784	42,960
			$ 1,062,993	$ 250,167

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,137
Class T	10,432
Class B*	35,999
Class C*	5,367
$ 71,935

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 257,163.30
Class T	223,463.30
Class B	70,257.30
Class C	68,107.29
Institutional Class	892,594.22
	$ 1,511,584

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,419 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,203 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $262,853.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,636 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,289. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,404
Class C	145
Institutional Class	15,971
$ 18,520

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund and Fidelity Advisor Freedom 2030 Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 54% of the total outstanding shares of the fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $91,522, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 541,179	$ 162,329
Institutional Class	4,107,884	2,283,933
Total	$ 4,649,063	$ 2,446,262
From net realized gain
Class A	$ 9,593,789	$ -
Class T	8,989,720	-
Class B	2,589,683	-
Class C	2,438,700	-
Institutional Class	38,927,487	-
Total	$ 62,539,379	$ -

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,333,492	4,345,253	$ 42,826,925	$ 86,884,313
Reinvestment of distributions	482,397	8,014	9,491,868	149,613
Shares redeemed	(1,941,908)	(1,544,113)	(35,850,446)	(30,960,295)
Net increase (decrease)	873,981	2,809,154	$ 16,468,347	$ 56,073,631
Class T
Shares sold	801,272	3,144,045	$ 14,780,370	$ 62,265,576
Reinvestment of distributions	447,784	-	8,777,106	-
Shares redeemed	(2,130,312)	(2,925,642)	(37,940,232)	(58,808,585)
Net increase (decrease)	(881,256)	218,403	$ (14,382,756)	$ 3,456,991
Class B
Shares sold	143,153	347,958	$ 2,520,623	$ 6,542,510
Reinvestment of distributions	127,824	-	2,390,879	-
Shares redeemed	(638,820)	(1,445,599)	(11,102,478)	(27,198,707)
Net increase (decrease)	(367,843)	(1,097,641)	$ (6,190,976)	$ (20,656,197)
Class C
Shares sold	398,615	652,613	$ 7,074,732	$ 12,343,826
Reinvestment of distributions	113,261	-	2,109,188	-
Shares redeemed	(380,766)	(656,829)	(6,548,307)	(12,401,494)
Net increase (decrease)	131,110	(4,216)	$ 2,635,613	$ (57,668)
Institutional Class
Shares sold	12,057,509	13,195,796	$ 230,872,593	$ 272,214,803
Reinvestment of distributions	2,109,268	118,082	42,798,292	2,268,355
Shares redeemed	(4,355,240)	(2,259,473)	(88,647,198)	(48,327,156)
Net increase (decrease)	9,811,537	11,054,405	$ 185,023,687	$ 226,156,002

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0708
1.786795.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 932.90	$ 5.70
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 5.96
Class T
Actual	$ 1,000.00	$ 931.60	$ 6.91
Hypothetical A	$ 1,000.00	$ 1,017.85	$ 7.21
Class B
Actual	$ 1,000.00	$ 929.50	$ 9.31
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Class C
Actual	$ 1,000.00	$ 929.60	$ 9.31
Hypothetical A	$ 1,000.00	$ 1,015.35	$ 9.72
Institutional Class
Actual	$ 1,000.00	$ 934.60	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,020.75	$ 4.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.43%
Class B	1.93%
Class C	1.93%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Honeywell International, Inc.	3.5	3.1
Inverness Medical Innovations, Inc.	3.4	3.9
Cisco Systems, Inc.	2.7	1.6
Citigroup, Inc.	2.6	2.5
General Electric Co.	2.4	5.7
American International Group, Inc.	2.0	2.8
Staples, Inc.	1.9	1.3
Wachovia Corp.	1.7	0.5
Google, Inc. Class A (sub. vtg.)	1.6	2.5
Lehman Brothers Holdings, Inc.	1.6	1.1
	23.4
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	18.3
Information Technology	19.3	18.0
Industrials	16.2	18.4
Health Care	13.9	15.4
Energy	10.8	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 98.3%		Stocks 95.4%
	Convertible Securities 1.3%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	20.7%	** Foreign investments	18.9%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.4%
Gentex Corp.	91,100	$ 1,599,716
Johnson Controls, Inc.	100,000	3,406,000
		5,005,716
Automobiles - 0.2%
Fiat SpA	141,300	3,148,927
Distributors - 0.8%
Li & Fung Ltd.	2,738,000	10,350,081
Household Durables - 2.7%
Centex Corp.	839,500	15,807,785
KB Home (f)	676,700	13,879,117
Pulte Homes, Inc.	336,300	4,112,949
Whirlpool Corp.	15,800	1,164,144
		34,963,995
Media - 1.4%
E.W. Scripps Co. Class A	69,100	3,254,610
Time Warner, Inc.	913,700	14,509,556
		17,764,166
Multiline Retail - 0.3%
Target Corp.	85,400	4,556,944
Specialty Retail - 2.8%
Home Depot, Inc.	232,100	6,350,256
Lowe's Companies, Inc.	148,900	3,573,600
OfficeMax, Inc.	49,459	1,072,271
Staples, Inc.	1,076,675	25,248,029
		36,244,156
TOTAL CONSUMER DISCRETIONARY		112,033,985
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Coca-Cola Femsa SA de CV sponsored ADR	43,700	2,726,880
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	35,888	1,593,786
Diageo PLC sponsored ADR	26,100	2,051,982
Pernod Ricard SA	12,800	1,453,646
		7,826,294
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	200,500	8,579,395
Sysco Corp.	74,200	2,289,812
		10,869,207
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.0%
Groupe Danone	143,500	$ 12,561,881
Nestle SA (Reg.)	27,932	13,734,194
		26,296,075
Tobacco - 0.2%
Souza Cruz Industria Comerico	82,100	2,543,005
TOTAL CONSUMER STAPLES		47,534,581
ENERGY - 10.8%
Energy Equipment & Services - 2.7%
BJ Services Co.	186,036	5,618,287
Diamond Offshore Drilling, Inc.	28,200	3,847,608
National Oilwell Varco, Inc. (a)	81,900	6,823,908
Petroleum Geo-Services ASA	64,800	1,908,498
Schlumberger Ltd. (NY Shares)	106,000	10,719,780
Smith International, Inc.	22,700	1,791,484
Transocean, Inc. (a)	28,602	4,295,734
		35,005,299
Oil, Gas & Consumable Fuels - 8.1%
ConocoPhillips	212,100	19,746,510
Denbury Resources, Inc. (a)	114,100	3,882,823
Exxon Mobil Corp.	179,200	15,905,792
Forest Oil Corp. (a)	99,900	6,668,325
Hess Corp.	48,900	6,005,409
OAO Gazprom sponsored ADR	10,600	641,300
Occidental Petroleum Corp.	71,900	6,609,767
Plains Exploration & Production Co. (a)	139,000	9,935,720
Quicksilver Resources, Inc. (a)	211,700	7,712,231
Range Resources Corp.	185,700	12,211,632
Southwestern Energy Co. (a)	103,100	4,571,454
Ultra Petroleum Corp. (a)	138,900	12,080,133
		105,971,096
TOTAL ENERGY		140,976,395
FINANCIALS - 19.4%
Capital Markets - 4.4%
Ashmore Group PLC	461,800	2,389,862
Bank of New York Mellon Corp.	123,465	5,497,896
Greenhill & Co., Inc.	40,000	2,410,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Julius Baer Holding AG	54,380	$ 4,450,364
Lehman Brothers Holdings, Inc.	550,497	20,263,795
Morgan Stanley	210,874	9,326,957
State Street Corp.	147,663	10,634,689
T. Rowe Price Group, Inc.	41,605	2,409,762
		57,383,325
Commercial Banks - 3.2%
Erste Bank AG (f)	115,226	8,796,145
Standard Chartered PLC (United Kingdom)	207,831	7,723,350
SunTrust Banks, Inc.	59,300	3,096,053
Wachovia Corp. (f)	935,900	22,274,420
		41,889,968
Consumer Finance - 0.6%
Capital One Financial Corp. (f)	131,700	6,337,404
SLM Corp. (a)	82,600	1,872,542
		8,209,946
Diversified Financial Services - 6.3%
Bank of America Corp.	470,800	16,011,908
Bolsa de Mercadorias & Futuros - BM&F SA	421,900	4,835,054
Bovespa Holding SA	209,700	3,452,669
CIT Group, Inc.	317,400	3,174,000
Citigroup, Inc.	1,532,653	33,549,774
Deutsche Boerse AG	27,400	3,931,413
JPMorgan Chase & Co.	323,421	13,907,103
JSE Ltd.	341,900	3,218,940
		82,080,861
Insurance - 2.1%
American International Group, Inc.	744,225	26,792,100
eHealth, Inc. (a)	32,700	815,211
		27,607,311
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	442,500	9,938,550
Indiabulls Real Estate Ltd.	198,363	2,272,047
Jones Lang LaSalle, Inc.	23,000	1,622,420
		13,833,017
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	544,800	14,720,496
Freddie Mac	231,995	5,897,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.	305,900	$ 2,759,218
		23,377,027
TOTAL FINANCIALS		254,381,455
HEALTH CARE - 13.9%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)(f)	227,900	6,581,752
Cephalon, Inc. (a)	136,975	9,274,577
Cougar Biotechnology, Inc. (a)	21,400	578,228
CSL Ltd.	206,012	7,836,870
Genentech, Inc. (a)	82,904	5,875,406
Myriad Genetics, Inc. (a)	164,295	7,955,164
Vertex Pharmaceuticals, Inc. (a)	202,900	5,809,027
		43,911,024
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	21,600	3,391,200
C.R. Bard, Inc.	35,600	3,246,720
Gen-Probe, Inc. (a)	46,012	2,619,923
Inverness Medical Innovations, Inc. (a)	1,230,825	44,998,944
Masimo Corp.	68,775	2,376,864
		56,633,651
Health Care Providers & Services - 2.1%
athenahealth, Inc.	59,083	1,871,159
Coventry Health Care, Inc. (a)	58,700	2,701,961
Express Scripts, Inc. (a)	76,200	5,494,782
Healthways, Inc. (a)	82,802	2,674,505
Henry Schein, Inc. (a)	23,400	1,303,848
Humana, Inc. (a)	97,300	4,967,165
WellPoint, Inc. (a)	154,100	8,601,862
		27,615,282
Life Sciences Tools & Services - 0.9%
QIAGEN NV (a)	438,100	8,722,571
Waters Corp. (a)	46,558	2,864,248
		11,586,819
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.2%
Allergan, Inc.	241,273	$ 13,902,150
Elan Corp. PLC sponsored ADR (a)	178,300	4,464,632
Merck & Co., Inc.	439,572	17,125,725
Schering-Plough Corp.	302,500	6,171,000
		41,663,507
TOTAL HEALTH CARE		181,410,283
INDUSTRIALS - 16.2%
Aerospace & Defense - 4.0%
General Dynamics Corp.	64,800	5,971,320
Honeywell International, Inc.	768,800	45,835,853
		51,807,173
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	114,100	8,103,382
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	82,100	1,105,887
Corporate Executive Board Co.	59,700	2,696,649
CoStar Group, Inc. (a)	66,112	3,100,653
Fuel Tech, Inc. (a)(f)	87,400	2,223,456
Interface, Inc. Class A	86,072	1,218,780
		10,345,425
Electrical Equipment - 5.0%
Alstom SA	39,500	9,956,768
AMETEK, Inc.	52,900	2,713,770
Cooper Industries Ltd. Class A	88,000	4,103,440
Evergreen Solar, Inc. (a)(f)	617,035	6,417,164
Q-Cells AG (a)(f)	87,100	10,589,440
Renewable Energy Corp. AS (a)	138,800	4,121,964
Saft Groupe SA	24,300	1,146,580
SolarWorld AG (f)	141,700	7,314,289
Sunpower Corp. Class A (a)	83,100	6,805,890
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(f)	234,343	9,968,951
Suzlon Energy Ltd. (a)	335,898	2,210,107
		65,348,363
Industrial Conglomerates - 3.3%
General Electric Co.	1,008,900	30,993,408
Siemens AG sponsored ADR	105,300	11,982,087
		42,975,495
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.2%
Cummins, Inc.	63,400	$ 4,464,628
Danaher Corp.	83,200	6,504,576
Eaton Corp.	51,400	4,969,352
Illinois Tool Works, Inc.	123,900	6,653,430
SPX Corp.	45,000	5,979,600
		28,571,586
Road & Rail - 0.2%
Landstar System, Inc.	58,000	3,231,760
Trading Companies & Distributors - 0.1%
Watsco, Inc.	29,100	1,353,150
TOTAL INDUSTRIALS		211,736,334
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	1,328,700	35,502,864
Corning, Inc.	529,550	14,477,897
Juniper Networks, Inc. (a)	280,108	7,708,572
Nice Systems Ltd. sponsored ADR (a)	111,700	3,909,500
Nokia Corp. sponsored ADR	145,300	4,126,520
QUALCOMM, Inc. (a)	116,300	5,645,202
		71,370,555
Computers & Peripherals - 3.2%
Apple, Inc. (a)	81,000	15,288,750
EMC Corp. (a)	462,000	8,057,280
Hewlett-Packard Co.	302,100	14,216,826
NCR Corp. (a)	185,000	4,895,100
		42,457,956
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	103,700	3,179,442
Hon Hai Precision Industry Co. Ltd. (Foxconn)	987,000	5,582,047
Motech Industries, Inc.	327,238	2,786,836
		11,548,325
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	36,750	21,528,150
Omniture, Inc. (a)	1,800	44,370
		21,572,520
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	458,400	16,172,352
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	237,300	$ 6,905,430
The Western Union Co.	287,200	6,789,408
Visa, Inc.	16,200	1,399,032
		31,266,222
Semiconductors & Semiconductor Equipment - 4.2%
ARM Holdings PLC sponsored ADR	695,200	4,338,048
ASML Holding NV (NY Shares)	218,300	6,540,268
Broadcom Corp. Class A (a)	148,300	4,254,727
Intel Corp.	760,394	17,625,933
KLA-Tencor Corp.	40,800	1,881,696
Lam Research Corp. (a)	176,000	7,163,200
National Semiconductor Corp.	250,700	5,277,235
NVIDIA Corp. (a)	55,300	1,365,910
Taiwan Semiconductor Manufacturing Co. Ltd.	1,559,758	3,364,410
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	105,170	1,204,197
Varian Semiconductor Equipment Associates, Inc. (a)	53,100	2,019,393
		55,035,017
Software - 1.5%
Adobe Systems, Inc. (a)	142,600	6,282,956
Autonomy Corp. PLC (a)	279,934	4,915,831
Nintendo Co. Ltd.	12,800	7,060,480
Salesforce.com, Inc. (a)	24,100	1,742,671
		20,001,938
TOTAL INFORMATION TECHNOLOGY		253,252,533
MATERIALS - 3.0%
Chemicals - 1.2%
Albemarle Corp.	217,474	9,671,069
Calgon Carbon Corp. (a)	9,044	160,260
E.I. du Pont de Nemours & Co.	76,800	3,679,488
W.R. Grace & Co. (a)	96,600	2,615,928
		16,126,745
Metals & Mining - 1.8%
Alcoa, Inc.	116,300	4,720,617
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Timminco Ltd. (a)(f)	461,800	$ 14,177,051
United States Steel Corp.	22,400	3,868,704
		22,766,372
TOTAL MATERIALS		38,893,117
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	224,800	8,969,520
Verizon Communications, Inc.	430,600	16,565,182
		25,534,702
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	112,400	5,138,928
TOTAL TELECOMMUNICATION SERVICES		30,673,630
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Clipper Windpower PLC (a)	271,800	3,319,289
Constellation Energy Group, Inc.	49,500	4,268,385
NRG Energy, Inc. (a)	169,601	7,053,706
Reliant Energy, Inc. (a)	50,400	1,288,224
		15,929,604
TOTAL COMMON STOCKS (Cost $1,211,754,834)		1,286,821,917
Convertible Preferred Stocks - 1.3%

FINANCIALS - 1.3%
Capital Markets - 0.5%
Lehman Brothers Holdings, Inc. 7.25%	5,760	6,249,600
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	1,500	1,588,770
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	10,600	568,266
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Fannie Mae 8.75%	63,800	$ 3,150,125
Washington Mutual, Inc.	50	5,154,286
		8,304,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,214,669)		16,711,047
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
0% 9/30/14 (d)(e)	$ 1,480,000	185,000
7.75% 6/1/15 (d)	3,200,000	450,801
		635,801
TOTAL CONVERTIBLE BONDS (Cost $1,490,945)		635,801
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	15,288,467	15,288,467
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	77,914,710	77,914,710
TOTAL MONEY MARKET FUNDS (Cost $93,203,177)		93,203,177
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $1,322,663,625)		1,397,371,942
NET OTHER ASSETS - (6.7)%		(87,904,548)
NET ASSETS - 100%		$ 1,309,467,394
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217,278
Fidelity Securities Lending Cash Central Fund	262,853
Total	$ 480,131
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,397,371,942	$ 1,372,964,614	$ 24,222,328	$ 185,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(49,844)
Cost of Purchases	-
Proceeds of Sales	(1,014,392)
Amortization/Accretion	(1,364)
Transfer in/out of Level 3	1,250,600
Ending Balance	$ 185,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
Germany	2.5%
Canada	2.0%
France	2.0%
United Kingdom	2.0%
Switzerland	1.6%
Netherlands	1.2%
Taiwan	1.0%
Others (individually less than 1%)	8.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,940,797) - See accompanying schedule: Unaffiliated issuers (cost $1,229,460,448)	$ 1,304,168,765
Fidelity Central Funds (cost $93,203,177)	93,203,177
Total Investments (cost $1,322,663,625)		$ 1,397,371,942
Cash		4,539
Foreign currency held at value (cost $609,127)		609,127
Receivable for investments sold		14,896,949
Receivable for fund shares sold		807,215
Dividends receivable		1,475,552
Distributions receivable from Fidelity Central Funds		131,908
Prepaid expenses		2,221
Other receivables		9,617
Total assets		1,415,309,070

Liabilities
Payable for investments purchased	$ 25,357,226
Payable for fund shares redeemed	1,445,496
Accrued management fee	604,466
Distribution fees payable	171,128
Other affiliated payables	290,896
Other payables and accrued expenses	57,754
Collateral on securities loaned, at value	77,914,710
Total liabilities		105,841,676

Net Assets		$ 1,309,467,394
Net Assets consist of:
Paid in capital		$ 1,260,542,274
Undistributed net investment income		4,664,789
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,444,377)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,704,708
Net Assets		$ 1,309,467,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($178,633,026 ÷ 9,670,226 shares)	$ 18.47

Maximum offering price per share (100/94.25 of $18.47)	$ 19.60
Class T: Net Asset Value and redemption price per share ($138,718,085 ÷ 7,545,258 shares)	$ 18.38

Maximum offering price per share (100/96.50 of $18.38)	$ 19.05
Class B: Net Asset Value and offering price per share ($42,957,547 ÷ 2,453,056 shares) A	$ 17.51

Class C: Net Asset Value and offering price per share ($45,801,410 ÷ 2,627,317 shares) A	$ 17.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($903,357,326 ÷ 47,352,083 shares)	$ 19.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,762,392
Interest		27,786
Income from Fidelity Central Funds		480,131
Total income		11,270,309

Expenses
Management fee	$ 3,438,618
Transfer agent fees	1,511,584
Distribution fees	1,062,993
Accounting and security lending fees	201,184
Custodian fees and expenses	102,942
Independent trustees' compensation	2,602
Registration fees	53,715
Audit	32,215
Legal	3,471
Miscellaneous	71,225
Total expenses before reductions	6,480,549
Expense reductions	(68,445)	6,412,104
Net investment income (loss)		4,858,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,704,418)
Foreign currency transactions	(31,048)
Total net realized gain (loss)		(24,735,466)
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,257,378)
Assets and liabilities in foreign currencies	(5,641)
Total change in net unrealized appreciation (depreciation)		(63,263,019)
Net gain (loss)		(87,998,485)
Net increase (decrease) in net assets resulting from operations		$ (83,140,280)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,858,205	$ 5,036,598
Net realized gain (loss)	(24,735,466)	70,581,318
Change in net unrealized appreciation (depreciation)	(63,263,019)	51,082,120
Net increase (decrease) in net assets resulting from operations	(83,140,280)	126,700,036
Distributions to shareholders from net investment income	(4,649,063)	(2,446,262)
Distributions to shareholders from net realized gain	(62,539,379)	-
Total distributions	(67,188,442)	(2,446,262)
Share transactions - net increase (decrease)	183,553,915	264,972,759
Total increase (decrease) in net assets	33,225,193	389,226,533

Net Assets
Beginning of period	1,276,242,201	887,015,668
End of period (including undistributed net investment income of $4,664,789 and undistributed net investment income of $4,711,624, respectively)	$ 1,309,467,394	$ 1,276,242,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.95	$ 18.65	$ 16.55	$ 14.59	$ 13.64	$ 12.22
Income from Investment Operations
Net investment income (loss) E	.06	.08	.05	.01	.07 H	.01
Net realized and unrealized gain (loss)	(1.40)	2.25	2.05	2.04	.88	1.41
Total from investment operations	(1.34)	2.33	2.10	2.05	.95	1.42
Distributions from net investment income	(.06)	(.03)	-	(.08)	-	-
Distributions from net realized gain	(1.08)	-	-	(.01)	-	-
Total distributions	(1.14)	(.03)	-	(.09)	-	-
Net asset value, end of period	$ 18.47	$ 20.95	$ 18.65	$ 16.55	$ 14.59	$ 13.64
Total Return B, C, D	(6.71)%	12.49%	12.69%	14.13%	6.96%	11.62%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.18%	1.22%	1.25%	1.27%	1.31%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.22%	1.25%	1.27%	1.31%
Expenses net of all reductions	1.17% A	1.17%	1.20%	1.19%	1.25%	1.25%
Net investment income (loss)	.66% A	.37%	.29%	.07%	.47%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,633	$ 184,296	$ 111,667	$ 76,059	$ 53,531	$ 45,003
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.80	$ 18.54	$ 16.49	$ 14.51	$ 13.59	$ 12.19
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	(.01)	.05 H	(.01)
Net realized and unrealized gain (loss)	(1.40)	2.23	2.03	2.04	.87	1.41
Total from investment operations	(1.36)	2.26	2.05	2.03	.92	1.40
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	(1.06)	-	-	(.01)	-	-
Total distributions	(1.06)	-	-	(.05)	-	-
Net asset value, end of period	$ 18.38	$ 20.80	$ 18.54	$ 16.49	$ 14.51	$ 13.59
Total Return B, C, D	(6.84)%	12.19%	12.43%	14.03%	6.77%	11.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.42%	1.41%	1.40%	1.41%	1.45%
Expenses net of fee waivers, if any	1.43% A	1.42%	1.41%	1.40%	1.41%	1.45%
Expenses net of all reductions	1.42% A	1.41%	1.40%	1.34%	1.39%	1.40%
Net investment income (loss)	.40% A	.13%	.09%	(.08)%	.33%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,718	$ 175,292	$ 152,145	$ 286,738	$ 276,257	$ 274,805
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.77	$ 17.71	$ 15.84	$ 13.98	$ 13.17	$ 11.89
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.08)	(.10)	(.04) H	(.08)
Net realized and unrealized gain (loss)	(1.33)	2.13	1.95	1.96	.85	1.36
Total from investment operations	(1.34)	2.06	1.87	1.86	.81	1.28
Distributions from net realized gain	(.92)	-	-	-	-	-
Net asset value, end of period	$ 17.51	$ 19.77	$ 17.71	$ 15.84	$ 13.98	$ 13.17
Total Return B, C, D	(7.05)%	11.63%	11.81%	13.30%	6.15%	10.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.94%	1.99%	2.00%	2.11%	2.12%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.99%	1.99%	2.05%	2.05%
Expenses net of all reductions	1.92% A	1.93%	1.97%	1.93%	2.03%	2.00%
Net investment income (loss)	(.10)% A	(.39)%	(.48)%	(.67)%	(.31)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,958	$ 55,779	$ 69,399	$ 77,731	$ 83,728	$ 88,320
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.73	$ 17.67	$ 15.80	$ 13.95	$ 13.14	$ 11.86
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.08)	(.10)	(.04) H	(.08)
Net realized and unrealized gain (loss)	(1.32)	2.13	1.95	1.95	.85	1.36
Total from investment operations	(1.33)	2.06	1.87	1.85	.81	1.28
Distributions from net realized gain	(.97)	-	-	-	-	-
Net asset value, end of period	$ 17.43	$ 19.73	$ 17.67	$ 15.80	$ 13.95	$ 13.14
Total Return B, C, D	(7.04)%	11.66%	11.84%	13.26%	6.16%	10.79%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.92%	1.97%	1.99%	2.02%	2.03%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.97%	1.99%	2.02%	2.03%
Expenses net of all reductions	1.92% A	1.91%	1.96%	1.94%	2.00%	1.98%
Net investment income (loss)	(.09)% A	(.38)%	(.47)%	(.68)%	(.28)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,801	$ 49,262	$ 44,193	$ 42,084	$ 39,969	$ 40,426
Portfolio turnover rate G	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.62	$ 19.24	$ 17.04	$ 15.00	$ 13.97	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.09	.14	.11	.07	.12 G	.06
Net realized and unrealized gain (loss)	(1.43)	2.33	2.11	2.10	.91	1.44
Total from investment operations	(1.34)	2.47	2.22	2.17	1.03	1.50
Distributions from net investment income	(.12)	(.09)	(.02)	(.12)	-	-
Distributions from net realized gain	(1.08)	-	-	(.01)	-	-
Total distributions	(1.20)	(.09)	(.02)	(.13)	-	-
Net asset value, end of period	$ 19.08	$ 21.62	$ 19.24	$ 17.04	$ 15.00	$ 13.97
Total Return B, C	(6.54)%	12.87%	13.04%	14.58%	7.37%	12.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.85%	.88%	.87%	.93%	.89%
Expenses net of fee waivers, if any	.85% A	.85%	.88%	.87%	.93%	.89%
Expenses net of all reductions	.84% A	.84%	.86%	.82%	.91%	.84%
Net investment income (loss)	.99% A	.70%	.63%	.44%	.81%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 903,357	$ 811,613	$ 509,612	$ 399,610	$ 267,512	$ 144,877
Portfolio turnover rate F	117% A	117%	92%	188%	64%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 179,215,931
Unrealized depreciation	(114,764,211)
Net unrealized appreciation (depreciation)	$ 64,451,720
Cost for federal income tax purposes	$ 1,332,920,222

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $890,786,394 and $722,046,232, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 216,798	$ 29,179
Class T	.25%	.25%	377,414	760
Class B	.75%	.25%	235,997	177,268
Class C	.75%	.25%	232,784	42,960
			$ 1,062,993	$ 250,167

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,137
Class T	10,432
Class B*	35,999
Class C*	5,367
$ 71,935

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 257,163.30
Class T	223,463.30
Class B	70,257.30
Class C	68,107.29
Institutional Class	892,594.22
	$ 1,511,584

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,419 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,203 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $262,853.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,636 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,289. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2,404
Class C	145
Institutional Class	15,971
$ 18,520

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund and Fidelity Advisor Freedom 2030 Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 54% of the total outstanding shares of the fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $91,522, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 541,179	$ 162,329
Institutional Class	4,107,884	2,283,933
Total	$ 4,649,063	$ 2,446,262
From net realized gain
Class A	$ 9,593,789	$ -
Class T	8,989,720	-
Class B	2,589,683	-
Class C	2,438,700	-
Institutional Class	38,927,487	-
Total	$ 62,539,379	$ -

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,333,492	4,345,253	$ 42,826,925	$ 86,884,313
Reinvestment of distributions	482,397	8,014	9,491,868	149,613
Shares redeemed	(1,941,908)	(1,544,113)	(35,850,446)	(30,960,295)
Net increase (decrease)	873,981	2,809,154	$ 16,468,347	$ 56,073,631
Class T
Shares sold	801,272	3,144,045	$ 14,780,370	$ 62,265,576
Reinvestment of distributions	447,784	-	8,777,106	-
Shares redeemed	(2,130,312)	(2,925,642)	(37,940,232)	(58,808,585)
Net increase (decrease)	(881,256)	218,403	$ (14,382,756)	$ 3,456,991
Class B
Shares sold	143,153	347,958	$ 2,520,623	$ 6,542,510
Reinvestment of distributions	127,824	-	2,390,879	-
Shares redeemed	(638,820)	(1,445,599)	(11,102,478)	(27,198,707)
Net increase (decrease)	(367,843)	(1,097,641)	$ (6,190,976)	$ (20,656,197)
Class C
Shares sold	398,615	652,613	$ 7,074,732	$ 12,343,826
Reinvestment of distributions	113,261	-	2,109,188	-
Shares redeemed	(380,766)	(656,829)	(6,548,307)	(12,401,494)
Net increase (decrease)	131,110	(4,216)	$ 2,635,613	$ (57,668)
Institutional Class
Shares sold	12,057,509	13,195,796	$ 230,872,593	$ 272,214,803
Reinvestment of distributions	2,109,268	118,082	42,798,292	2,268,355
Shares redeemed	(4,355,240)	(2,259,473)	(88,647,198)	(48,327,156)
Net increase (decrease)	9,811,537	11,054,405	$ 185,023,687	$ 226,156,002

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0708
1.786796.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Leveraged Company Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,100.00	$ 5.83
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.60
Class T
Actual	$ 1,000.00	$ 1,098.80	$ 7.03
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 1,095.70	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.40	$ 9.67
Class C
Actual	$ 1,000.00	$ 1,095.80	$ 9.69
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32
Institutional Class
Actual	$ 1,000.00	$ 1,101.30	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.80	$ 4.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.34%
Class B	1.92%
Class C	1.85%
Institutional Class	.84%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	4.5	3.0
Exterran Holdings, Inc.	3.6	4.2
Forest Oil Corp.	3.6	3.1
Peabody Energy Corp.	3.3	3.1
Chesapeake Energy Corp.	3.2	2.5
El Paso Corp.	3.0	2.2
Alpha Natural Resources, Inc.	2.8	1.2
Celanese Corp. Class A	2.6	2.5
Overseas Shipholding Group, Inc.	2.0	2.3
Service Corp. International	1.9	2.1
	30.5
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	39.4	37.1
Industrials	13.3	15.4
Materials	12.4	12.0
Information Technology	8.3	11.8
Consumer Discretionary	6.2	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 91.5%		Stocks 94.8%
	Bonds 1.9%		Bonds 0.4%
	Convertible Securities 2.7%		Convertible Securities 0.7%
	Other Investments 0.5%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	11.1%	** Foreign investments	13.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.6%
Tenneco, Inc. (a)	353,300	$ 8,472
The Goodyear Tire & Rubber Co. (a)	255,000	6,480
TRW Automotive Holdings Corp. (a)	283,200	7,066
WABCO Holdings, Inc.	193,300	10,102
		32,120
Diversified Consumer Services - 2.3%
Carriage Services, Inc. Class A (a)	36,900	265
Regis Corp.	180,054	5,463
Service Corp. International	10,320,099	110,425
Stewart Enterprises, Inc. Class A (d)	1,986,922	13,710
		129,863
Hotels, Restaurants & Leisure - 0.4%
Bally Technologies, Inc. (a)	329,640	14,837
Six Flags, Inc. (a)(d)	2,343,717	4,805
The Steak n Shake Co. (a)	253,100	1,713
		21,355
Household Durables - 0.2%
Lennar Corp. Class A (d)	516,600	8,720
Sealy Corp., Inc. (d)	200,000	1,244
		9,964
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	5,782
Media - 1.0%
Cablevision Systems Corp. - NY Group Class A (a)	330,300	8,954
Charter Communications, Inc. Class A (a)	6,862,300	10,911
Cinemark Holdings, Inc.	726,803	10,517
Comcast Corp. Class A	184,300	4,147
Gray Television, Inc.	1,348,792	5,422
Knology, Inc. (a)	49,885	740
Liberty Global, Inc. Class A (a)(d)	263,846	9,459
LodgeNet Entertainment Corp. (a)(d)	11,800	77
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	4,713
RCN Corp.	353,500	4,281
Regal Entertainment Group Class A	100	2
		59,223
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	199,200	9,880
Gap, Inc. (d)	87,400	1,595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)(d)	1,303,600	$ 9,829
The Pep Boys - Manny, Moe & Jack	557,108	5,003
		26,307
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	398,280	14,458
TOTAL CONSUMER DISCRETIONARY		299,072
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.7%
Koninklijke Ahold NV sponsored ADR	1,124,080	16,794
Kroger Co.	286,100	7,908
Safeway, Inc.	516,200	16,451
SUPERVALU, Inc.	1,580,000	55,411
		96,564
Food Products - 1.9%
Corn Products International, Inc.	580,404	27,285
Darling International, Inc. (a)	1,701,070	27,404
Dean Foods Co.	448,700	9,759
Kellogg Co.	15,100	782
Pilgrims Pride Corp. Class B	425,000	11,050
Smithfield Foods, Inc. (a)	977,324	30,580
		106,860
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	1,387
TOTAL CONSUMER STAPLES		204,811
ENERGY - 39.1%
Energy Equipment & Services - 9.0%
Basic Energy Services, Inc. (a)	85,700	2,466
Exterran Holdings, Inc. (a)	2,790,536	205,160
FMC Technologies, Inc. (a)	79,400	5,705
Grey Wolf, Inc. (a)(d)	6,274,161	49,127
Halliburton Co.	291,000	14,137
Hercules Offshore, Inc. (a)	1,129,169	38,301
Nabors Industries Ltd. (a)	539,900	22,697
National Oilwell Varco, Inc. (a)	726,989	60,573
Noble Corp.	600,000	37,884
Oil States International, Inc. (a)	103,500	6,046
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	944,929	$ 8,448
Petroleum Geo-Services ASA	739,200	21,771
Petroleum Geo-Services ASA sponsored ADR	263,844	7,823
Pride International, Inc. (a)	237,900	10,453
Rowan Companies, Inc.	108,000	4,768
Schoeller-Bleckmann Oilfield Equipment AG	200,000	20,933
		516,292
Oil, Gas & Consumable Fuels - 30.1%
Alpha Natural Resources, Inc. (a)	1,988,950	162,457
Anadarko Petroleum Corp.	157,452	11,804
Arch Coal, Inc.	311,745	20,235
Cabot Oil & Gas Corp.	321,600	19,376
Canadian Natural Resources Ltd.	50,000	4,894
Chesapeake Energy Corp.	3,351,900	183,584
ConocoPhillips	187,564	17,462
CONSOL Energy, Inc.	300,000	29,268
El Paso Corp.	8,839,536	172,813
EOG Resources, Inc.	132,800	17,082
Forest Oil Corp. (a)	3,065,357	204,613
Frontier Oil Corp.	1,059,500	31,902
General Maritime Corp.	1,479,600	41,769
Mariner Energy, Inc. (a)	1,385,276	45,299
Massey Energy Co.	1,204,400	77,828
Nexen, Inc. (a)	326,800	12,569
Occidental Petroleum Corp.	82,656	7,599
OPTI Canada, Inc. (a)	688,700	15,597
Overseas Shipholding Group, Inc. (d)	1,429,500	113,016
Paladin Energy Ltd. (a)(d)	849,100	4,740
Peabody Energy Corp.	2,541,487	187,867
PetroHawk Energy Corp. (a)	1,749,828	51,410
Plains Exploration & Production Co. (a)	239,496	17,119
Range Resources Corp.	615,300	40,462
Ship Finance International Ltd.:
(Norway)	3,780	107
(NY Shares)	976,710	29,975
Stone Energy Corp. (a)(d)	168,454	11,384
Teekay Corp.	1,803,700	90,690
Teekay Tankers Ltd.	37,700	826
Valero Energy Corp.	972,000	49,416
Western Refining, Inc.	71,000	901
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	924,800	$ 35,179
XTO Energy, Inc.	312,630	19,890
		1,729,133
TOTAL ENERGY		2,245,425
FINANCIALS - 1.5%
Capital Markets - 0.3%
Legg Mason, Inc.	346,800	18,661
Commercial Banks - 0.6%
PNC Financial Services Group, Inc.	122,700	7,883
Wachovia Corp.	993,700	23,650
		31,533
Diversified Financial Services - 0.4%
Bank of America Corp.	267,800	9,108
CIT Group, Inc.	221,300	2,213
Citigroup, Inc.	597,900	13,088
		24,409
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	265,100	5,954
Forestar Real Estate Group, Inc. (a)	27,800	695
		6,649
Thrifts & Mortgage Finance - 0.1%
Guaranty Financial Group, Inc. (a)(d)	27,800	175
Washington Mutual, Inc.	678,600	6,121
		6,296
TOTAL FINANCIALS		87,548
HEALTH CARE - 5.0%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	258
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	291,500	17,811
Beckman Coulter, Inc.	155,900	10,818
Covidien Ltd.	286,325	14,342
Hospira, Inc. (a)	162,700	6,824
Inverness Medical Innovations, Inc. (a)	343,292	12,551
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)	30,500	$ 303
TomoTherapy, Inc. (d)	182,832	1,629
		64,278
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	969,771	34,941
DaVita, Inc. (a)	1,317,500	68,352
Rural/Metro Corp. (a)	343,733	904
Sun Healthcare Group, Inc. (a)	794,946	11,415
Tenet Healthcare Corp. (a)(d)	15,695,348	92,603
VCA Antech, Inc. (a)	454,800	14,267
		222,482
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. (a)(d)	367,390	2,822
TOTAL HEALTH CARE		289,840
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc. (d)	336,109	17,216
Teledyne Technologies, Inc. (a)	352,300	19,616
United Technologies Corp.	173,050	12,293
		49,125
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	114,577	1,721
Airlines - 0.5%
AirTran Holdings, Inc. (a)	138,500	416
AMR Corp. (a)	288,770	2,076
Delta Air Lines, Inc. (a)(d)	4,022,619	24,739
Northwest Airlines Corp. (a)	54,872	387
UAL Corp.	200,000	1,708
		29,326
Building Products - 1.9%
Armstrong World Industries, Inc.	47,390	1,539
Lennox International, Inc.	197,100	6,351
Owens Corning (a)(d)	2,814,219	72,691
Owens Corning warrants 10/31/13 (a)	193,400	870
Trane, Inc.	579,900	26,919
		108,370
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc. (a)	3,362,000	$ 45,286
Cenveo, Inc. (a)	2,186,400	25,537
Clean Harbors, Inc. (a)	209,300	14,867
Deluxe Corp.	578,800	13,040
Layne Christensen Co. (a)	42,048	2,150
Republic Services, Inc.	155,250	5,112
The Brink's Co.	322,100	23,346
Waste Management, Inc.	876,000	33,227
		162,565
Construction & Engineering - 0.6%
Fluor Corp.	100,000	18,655
Foster Wheeler Ltd. (a)	169,700	12,926
Great Lakes Dredge & Dock Corp.	206,300	1,248
		32,829
Electrical Equipment - 1.2%
Acuity Brands, Inc. (d)	200,000	10,650
Baldor Electric Co.	187,400	6,596
Belden, Inc.	673,934	28,231
Emerson Electric Co.	180,100	10,478
General Cable Corp. (a)	102,300	7,243
Superior Essex, Inc. (a)	167,327	7,279
		70,477
Industrial Conglomerates - 0.2%
Tyco International Ltd.	308,425	13,938
Machinery - 3.0%
Accuride Corp. (a)	626,829	4,858
Badger Meter, Inc.	188,146	9,247
Cummins, Inc.	718,000	50,562
Dover Corp.	343,500	18,576
Dynamic Materials Corp.	281,085	12,193
Eaton Corp.	510,500	49,355
FreightCar America, Inc.	41,982	1,830
Lindsay Corp. (d)	11,000	1,155
Middleby Corp. (a)(d)	273,243	15,599
Navistar International Corp. (a)	29,100	2,210
SPX Corp.	19,800	2,631
Terex Corp. (a)	35,600	2,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Thermadyne Holdings Corp. (a)	5,100	$ 87
Timken Co.	7,200	264
		171,107
Marine - 2.1%
American Commercial Lines, Inc. (a)	3,400	52
Excel Maritime Carriers Ltd.	77,100	3,955
Genco Shipping & Trading Ltd.	943,177	66,249
Golden Ocean Group Ltd. (d)	232,800	1,538
Navios Maritime Holdings, Inc.	3,189,747	38,341
OceanFreight, Inc.	335,400	8,895
		119,030
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc. (a)	3,100	44
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	3,983
TOTAL INDUSTRIALS		762,515
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR	152,314	1,144
Motorola, Inc.	511,300	4,770
		5,914
Computers & Peripherals - 0.6%
EMC Corp. (a)	1,160,700	20,243
Seagate Technology	558,100	11,955
		32,198
Electronic Equipment & Instruments - 2.2%
Bell Microproducts, Inc. (a)	376,239	997
Benchmark Electronics, Inc. (a)	150,000	2,666
Cogent, Inc. (a)	891,083	10,666
DDi Corp. (a)	23,328	146
Flextronics International Ltd. (a)	5,929,846	63,509
Itron, Inc. (a)	215,600	21,038
Merix Corp. (a)	446,225	1,116
SMTC Corp. (a)	343,580	886
TTM Technologies, Inc. (a)(d)	923,631	13,448
Tyco Electronics Ltd.	286,325	11,487
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Viasystems Group, Inc. (a)	213,790	$ 1,924
Viasystems Group, Inc. (a)(h)	47,440	427
		128,310
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	7,780
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,084
CACI International, Inc. Class A (a)	152,000	7,747
Cognizant Technology Solutions Corp. Class A (a)	26,400	931
Global Cash Access Holdings, Inc. (a)	591,600	4,230
SAIC, Inc. (a)	597,400	11,906
		25,898
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)(d)	3,721,719	39,674
Atmel Corp. (a)	2,938,977	13,137
Cypress Semiconductor Corp. (a)	741,200	20,665
Infineon Technologies AG sponsored ADR (a)	3,037,400	27,488
Intel Corp.	638,700	14,805
ON Semiconductor Corp. (a)	10,663,991	105,467
Spansion, Inc. Class A (a)	4,592,843	14,467
		235,703
Software - 0.5%
Autodesk, Inc. (a)	236,100	9,718
Symantec Corp. (a)	745,148	16,192
VMware, Inc. Class A	10,700	735
		26,645
TOTAL INFORMATION TECHNOLOGY		462,448
MATERIALS - 12.4%
Chemicals - 6.0%
Agrium, Inc.	155,800	13,606
Albemarle Corp.	1,017,994	45,270
Arch Chemicals, Inc.	317,658	12,081
Celanese Corp. Class A	3,087,730	150,372
FMC Corp.	39,900	2,952
Georgia Gulf Corp.	277,160	1,175
H.B. Fuller Co.	1,566,795	38,966
Methanex Corp.	476,600	13,470
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	257,600	$ 32,818
Nalco Holding Co.	565,700	13,758
NOVA Chemicals Corp. (d)	355,800	9,641
Phosphate Holdings, Inc. (h)	192,500	8,278
Pliant Corp. (a)	119	0
Texas Petrochemicals, Inc. (a)	158,000	3,318
		345,705
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	282,310	16,154
Packaging Corp. of America	22,170	577
Rock-Tenn Co. Class A	435,108	15,529
Sealed Air Corp.	22,800	555
Temple-Inland, Inc.	218,000	3,176
		35,991
Metals & Mining - 5.2%
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	2,240,436	259,244
Ormet Corp. (a)	500,000	3,805
Ormet Corp. (a)(h)	150,000	1,027
Reliance Steel & Aluminum Co.	150,065	10,200
United States Steel Corp.	120,000	20,725
		295,001
Paper & Forest Products - 0.6%
Domtar Corp. (a)	1,202,800	8,263
Neenah Paper, Inc.	231,700	4,924
Weyerhaeuser Co.	317,600	19,796
		32,983
TOTAL MATERIALS		709,680
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	771,132	2,645
PAETEC Holding Corp. (a)	1,965,903	17,379
Qwest Communications International, Inc. (d)	1,436,700	6,968
Windstream Corp.	43,477	580
		27,572
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	498,868	3,776
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. Class B (non-vtg.)	141,176	$ 6,210
Syniverse Holdings, Inc. (a)	1,061,173	22,879
		32,865
TOTAL TELECOMMUNICATION SERVICES		60,437
UTILITIES - 2.4%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	3,592
Gas Utilities - 0.1%
Equitable Resources, Inc.	19,100	1,341
ONEOK, Inc.	103,100	5,161
		6,502
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	3,548,172	69,118
Calpine Corp. (a)(d)	398,200	9,119
Dynegy, Inc. Class A (a)	648,600	6,110
Mirant Corp. (a)	320,300	13,011
NRG Energy, Inc. (a)	62,300	2,591
		99,949
Multi-Utilities - 0.5%
Aquila, Inc. (a)	88,200	336
CMS Energy Corp. (d)	1,632,100	25,444
		25,780
TOTAL UTILITIES		135,823
TOTAL COMMON STOCKS (Cost $4,158,183)		5,257,599
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 2.4%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EXCO Resources, Inc. Series A1:
7.00% (h)	1,300	18,099
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 2.1%
Capital Markets - 0.5%
Lehman Brothers Holdings, Inc. 7.25%	24,760	$ 26,865
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	2,203
Insurance - 1.1%
American International Group, Inc. Series A, 8.50%	847,400	62,491
Thrifts & Mortgage Finance - 0.5%
Washington Mutual, Inc.	249	25,668
TOTAL FINANCIALS		117,227
TOTAL CONVERTIBLE PREFERRED STOCKS		135,326
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	105
TOTAL PREFERRED STOCKS (Cost $128,762)		135,431
Corporate Bonds - 2.2%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Charter Communications, Inc. 6.5% 10/1/27	$ 17,000	10,528
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	4,300	3,741
TOTAL CONVERTIBLE BONDS		14,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Six Flags, Inc.:
8.875% 2/1/10	$ 11,000	$ 10,285
9.75% 4/15/13	20,895	13,791
Station Casinos, Inc.:
6.5% 2/1/14	4,500	2,824
6.875% 3/1/16	15,500	9,300
		36,200
FINANCIALS - 1.3%
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	15,120
General Motors Acceptance Corp.:
6.75% 12/1/14	2,775	2,123
6.875% 9/15/11	415	348
6.875% 8/28/12	1,385	1,116
		18,707
Thrifts & Mortgage Finance - 1.0%
Residential Capital Corp.:
6% 2/22/11	24,592	12,296
8.375% 6/30/10	5,212	2,788
8.5% 4/17/13	45,161	22,581
8.875% 6/30/15	17,690	8,845
Residential Capital LLC:
8% 6/1/12 (g)	10,380	5,190
9.625% 5/15/15 (e)(f)	6,780	3,932
		55,632
TOTAL FINANCIALS		74,339
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(e)	530	21
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09 (a)	$ 215	$ 4
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	16
		41
TOTAL NONCONVERTIBLE BONDS		110,580
TOTAL CORPORATE BONDS (Cost $127,365)		124,849
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1181% 9/29/14 (g)	9,155	7,747
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5775% 12/1/13 (g)	20,008	18,108
TOTAL FLOATING RATE LOANS (Cost $24,186)		25,855
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	222,517,972	222,518
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	118,037,439	118,037
TOTAL MONEY MARKET FUNDS (Cost $340,555)		340,555
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,774)	$ 2,774	2,774
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $379)	29,250,000	$ 512
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,782,204)		5,887,575
NET OTHER ASSETS - (2.5)%		(143,484)
NET ASSETS - 100%		$ 5,744,091
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,953,000 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,572,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 13,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 4,371
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,774,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 436
Barclays Capital, Inc.	699
Credit Suisse Securities (USA) LLC	603
Merrill Lynch Government Securities, Inc.	1,036
$ 2,774
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,501
Fidelity Securities Lending Cash Central Fund	639
Total	$ 4,140
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,887,575	$ 5,594,776	$ 274,700	$ 18,099
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 13,034
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	6,108
Cost of Purchases	0
Proceeds of Sales	(1,043)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 18,099

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Marshall Islands	4.4%
Bermuda	1.5%
Canada	1.3%
Singapore	1.1%
Others (individually less than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,315 and repurchase agreements of $2,774) - See accompanying schedule: Unaffiliated issuers (cost $4,441,649)	$ 5,547,020
Fidelity Central Funds (cost $340,555)	340,555
Total Investments (cost $4,782,204)		$ 5,887,575
Cash		27
Receivable for investments sold		16,532
Receivable for fund shares sold		30,126
Dividends receivable		2,593
Interest receivable		3,851
Distributions receivable from Fidelity Central Funds		548
Prepaid expenses		8
Other receivables		4
Total assets		5,941,264

Liabilities
Payable for investments purchased Regular delivery	$ 60,782
Delayed delivery	4,263
Payable for fund shares redeemed	8,398
Accrued management fee	2,770
Distribution fees payable	1,914
Other affiliated payables	935
Other payables and accrued expenses	74
Collateral on securities loaned, at value	118,037
Total liabilities		197,173

Net Assets		$ 5,744,091
Net Assets consist of:
Paid in capital		$ 4,677,916
Undistributed net investment income		1,522
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,105,370
Net Assets		$ 5,744,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,340,009 ÷ 56,926 shares)	$ 41.11

Maximum offering price per share (100/94.25 of $41.11)	$ 43.62
Class T: Net Asset Value and redemption price per share ($1,084,474 ÷ 26,777 shares)	$ 40.50

Maximum offering price per share (100/96.50 of $40.50)	$ 41.97
Class B: Net Asset Value and offering price per share ($250,674 ÷ 6,327 shares)A	$ 39.62

Class C: Net Asset Value and offering price per share ($1,018,416 ÷ 25,744 shares)A	$ 39.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,050,518 ÷ 25,299 shares)	$ 41.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 20,083
Interest		5,341
Income from Fidelity Central Funds		4,140
Total income		29,564

Expenses
Management fee	$ 14,044
Transfer agent fees	4,763
Distribution fees	9,933
Accounting and security lending fees	547
Custodian fees and expenses	33
Independent trustees' compensation	9
Registration fees	148
Audit	31
Legal	11
Miscellaneous	278
Total expenses before reductions	29,797
Expense reductions	(12)	29,785
Net investment income (loss)		(221)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,606)
Foreign currency transactions	17
Total net realized gain (loss)		(38,589)
Change in net unrealized appreciation (depreciation) on: Investment securities	545,945
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		545,946
Net gain (loss)		507,357
Net increase (decrease) in net assets resulting from operations		$ 507,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (221)	$ 23,767
Net realized gain (loss)	(38,589)	125,656
Change in net unrealized appreciation (depreciation)	545,946	240,262
Net increase (decrease) in net assets resulting from operations	507,136	389,685
Distributions to shareholders from net investment income	(19,812)	(1,638)
Distributions to shareholders from net realized gain	(116,237)	(10,541)
Total distributions	(136,049)	(12,179)
Share transactions - net increase (decrease)	960,490	2,052,798
Total increase (decrease) in net assets	1,331,577	2,430,304

Net Assets
Beginning of period	4,412,514	1,982,210
End of period (including undistributed net investment income of $1,522 and undistributed net investment income of $23,634, respectively)	$ 5,744,091	$ 4,412,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.03	.35 H	.11	.16 I	- J, L, M	(.05)
Net realized and unrealized gain (loss)	3.69	5.47	4.95	3.69	5.88	8.25
Total from investment operations	3.72	5.82	5.06	3.85	5.88	8.20
Distributions from net investment income	(.23)	(.04)	(.07)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.43)	(.43)	-
Total distributions	(1.21) O	(.21)	(.16) N	(.43)	(.43)	-
Net asset value, end of period	$ 41.11	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Total Return B, C, D	10.00%	17.74%	18.10%	15.87%	31.15%	74.41%
Ratios to Average Net Assets F, K
Expenses before reductions	1.11% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of fee waivers, if any	1.11% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of all reductions	1.11% A	1.11%	1.16%	1.17%	1.26%	1.38%
Net investment income (loss)	.16% A	.93% H	.37%	.62% I	.01% J, M	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,340	$ 1,719	$ 736	$ 287	$ 92	$ 28
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. NTotal distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. O Total distributions of $1.211 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.26 H	.04	.09 I	(.07) J, L	(.09)
Net realized and unrealized gain (loss)	3.64	5.39	4.88	3.64	5.82	8.17
Total from investment operations	3.63	5.65	4.92	3.73	5.75	8.08
Distributions from net investment income	(.14)	-	(.03)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.37)	(.44)	-
Total distributions	(1.13) N	(.17)	(.12) M	(.37)	(.44)	-
Net asset value, end of period	$ 40.50	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Total Return B, C, D	9.88%	17.45%	17.80%	15.53%	30.75%	73.66%
Ratios to Average Net Assets F, K
Expenses before reductions	1.34% A	1.34%	1.40%	1.49%	1.61%	2.09%
Expenses net of fee waivers, if any	1.34% A	1.34%	1.40%	1.49%	1.61%	1.77%
Expenses net of all reductions	1.34% A	1.34%	1.39%	1.45%	1.58%	1.65%
Net investment income (loss)	(.07)%A	.70% H	.14%	.34% I	(.32)% J, L	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,084	$ 895	$ 480	$ 196	$ 44	$ 16
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. N Total distributions of $1.125 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.11)	.05 H	(.13)	(.05) I	(.17) J, L	(.17)
Net realized and unrealized gain (loss)	3.55	5.29	4.81	3.60	5.76	8.14
Total from investment operations	3.44	5.34	4.68	3.55	5.59	7.97
Distributions from net realized gain	(.93) N	(.17)	(.06) M	(.29)	(.39)	-
Net asset value, end of period	$ 39.62	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Total Return B, C, D	9.57%	16.79%	17.14%	14.92%	30.13%	73.19%
Ratios to Average Net Assets F, K
Expenses before reductions	1.92% A	1.90%	1.96%	2.01%	2.10%	2.46%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.96%	2.01%	2.10%	2.25%
Expenses net of all reductions	1.92% A	1.90%	1.95%	1.98%	2.08%	2.13%
Net investment income (loss)	(.64)% A	.14% H	(.43)%	(.18)% I	(.81)% J, L	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 251	$ 227	$ 150	$ 92	$ 37	$ 14
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. MDistributions from net realized gain represent $.055 per share. N Distributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Income from Investment Operations
Net investment income (loss) E	(.10)	.07 H	(.10)	(.03) I	(.15) J, L	(.17)
Net realized and unrealized gain (loss)	3.54	5.30	4.79	3.59	5.75	8.10
Total from investment operations	3.44	5.37	4.69	3.56	5.60	7.93
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.06)	(.28)	(.40)	-
Total distributions	(.99) N	(.17)	(.06) M	(.28)	(.40)	-
Net asset value, end of period	$ 39.56	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Total Return B, C, D	9.58%	16.90%	17.20%	14.99%	30.29%	72.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.85% A	1.84%	1.89%	1.94%	2.02%	2.36%
Expenses net of fee waivers, if any	1.85% A	1.84%	1.89%	1.94%	2.02%	2.25%
Expenses net of all reductions	1.85% A	1.84%	1.88%	1.90%	2.00%	2.14%
Net investment income (loss)	(.58)% A	.20% H	(.35)%	(.11)% I	(.73)% J, L	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 850	$ 413	$ 179	$ 47	$ 21
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. MDistributions from net realized gain represent $.055 per share. N Total distributions of $.992 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.08	.46 G	.21	.25 H	.07 I, K	(.01)
Net realized and unrealized gain (loss)	3.72	5.51	4.98	3.71	5.92	8.28
Total from investment operations	3.80	5.97	5.19	3.96	5.99	8.27
Distributions from net investment income	(.31)	(.11)	(.13)	(.03)	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.44)	(.48)	-
Total distributions	(1.29) M	(.28)	(.21) L	(.47)	(.48)	-
Net asset value, end of period	$ 41.52	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Total Return B, C	10.13%	18.06%	18.43%	16.23%	31.60%	74.71%
Ratios to Average Net Assets E, J
Expenses before reductions	.84% A	.84%	.87%	.89%	.95%	1.40%
Expenses net of fee waivers, if any	.84% A	.84%	.87%	.89%	.95%	1.25%
Expenses net of all reductions	.84% A	.83%	.86%	.85%	.93%	1.12%
Net investment income (loss)	.43% A	1.21% G	.67%	.94% H	.34% I, K	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,051	$ 722	$ 203	$ 62	$ 24	$ 6
Portfolio turnover rate F	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. HInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. M Total distributions of $1.294 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On May 15, 2008, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to July 31. This change will become effective on July 31, 2008.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,393,570
Unrealized depreciation	(286,763)
Net unrealized appreciation (depreciation)	$ 1,106,807
Cost for federal income tax purposes	$ 4,780,768

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,272,757 and $467,064, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,310	$ 221
Class T	.25%	.25%	2,254	-
Class B	.75%	.25%	1,099	826
Class C	.75%	.25%	4,270	1,841
			$ 9,933	$ 2,888

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 581
Class T	80
Class B*	227
Class C*	195
$ 1,083

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,969.21
Class T	865.19
Class B	296.27
Class C	863.20
Institutional Class	770.19
	$ 4,763

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $639.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Institutional Class	2
$ 8

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's

Semiannual Report

10. Other - continued

domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 10,328	$ 923
Class T	3,392	-
Class C	237	-
Institutional Class	5,855	715
Total	$ 19,812	$ 1,638
From net realized gain
Class A	$ 45,098	$ 3,924
Class T	23,692	2,503
Class B	5,742	806
Class C	22,899	2,242
Institutional Class	18,806	1,066
Total	$ 116,237	$ 10,541

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	18,275	29,461	$ 674,856	$ 1,112,890
Reinvestment of distributions	1,374	131	50,973	4,411
Shares redeemed	(7,269)	(7,360)	(260,757)	(275,333)
Net increase (decrease)	12,380	22,232	$ 465,072	$ 841,968
Class T
Shares sold	7,769	15,159	$ 283,316	$ 555,578
Reinvestment of distributions	696	71	25,423	2,360
Shares redeemed	(5,240)	(6,440)	(185,026)	(238,342)
Net increase (decrease)	3,225	8,790	$ 123,713	$ 319,596
Class B
Shares sold	819	2,412	$ 29,456	$ 87,168
Reinvestment of distributions	137	21	4,879	692
Shares redeemed	(735)	(1,021)	(25,403)	(36,506)
Net increase (decrease)	221	1,412	$ 8,932	$ 51,354
Class C
Shares sold	5,204	12,568	$ 187,037	$ 456,219
Reinvestment of distributions	473	50	16,861	1,633
Shares redeemed	(2,830)	(2,675)	(97,305)	(95,923)
Net increase (decrease)	2,847	9,943	$ 106,593	$ 361,929
Institutional Class
Shares sold	9,886	16,169	$ 366,421	$ 618,313
Reinvestment of distributions	481	28	18,027	941
Shares redeemed	(3,579)	(3,772)	(128,268)	(141,303)
Net increase (decrease)	6,788	12,425	$ 256,180	$ 477,951

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0708
1.786797.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Leveraged Company Stock
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,100.00	$ 5.83
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.60
Class T
Actual	$ 1,000.00	$ 1,098.80	$ 7.03
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 1,095.70	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.40	$ 9.67
Class C
Actual	$ 1,000.00	$ 1,095.80	$ 9.69
HypotheticalA	$ 1,000.00	$ 1,015.75	$ 9.32
Institutional Class
Actual	$ 1,000.00	$ 1,101.30	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.80	$ 4.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.34%
Class B	1.92%
Class C	1.85%
Institutional Class	.84%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	4.5	3.0
Exterran Holdings, Inc.	3.6	4.2
Forest Oil Corp.	3.6	3.1
Peabody Energy Corp.	3.3	3.1
Chesapeake Energy Corp.	3.2	2.5
El Paso Corp.	3.0	2.2
Alpha Natural Resources, Inc.	2.8	1.2
Celanese Corp. Class A	2.6	2.5
Overseas Shipholding Group, Inc.	2.0	2.3
Service Corp. International	1.9	2.1
	30.5
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	39.4	37.1
Industrials	13.3	15.4
Materials	12.4	12.0
Information Technology	8.3	11.8
Consumer Discretionary	6.2	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 91.5%		Stocks 94.8%
	Bonds 1.9%		Bonds 0.4%
	Convertible Securities 2.7%		Convertible Securities 0.7%
	Other Investments 0.5%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	11.1%	** Foreign investments	13.4%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.6%
Tenneco, Inc. (a)	353,300	$ 8,472
The Goodyear Tire & Rubber Co. (a)	255,000	6,480
TRW Automotive Holdings Corp. (a)	283,200	7,066
WABCO Holdings, Inc.	193,300	10,102
		32,120
Diversified Consumer Services - 2.3%
Carriage Services, Inc. Class A (a)	36,900	265
Regis Corp.	180,054	5,463
Service Corp. International	10,320,099	110,425
Stewart Enterprises, Inc. Class A (d)	1,986,922	13,710
		129,863
Hotels, Restaurants & Leisure - 0.4%
Bally Technologies, Inc. (a)	329,640	14,837
Six Flags, Inc. (a)(d)	2,343,717	4,805
The Steak n Shake Co. (a)	253,100	1,713
		21,355
Household Durables - 0.2%
Lennar Corp. Class A (d)	516,600	8,720
Sealy Corp., Inc. (d)	200,000	1,244
		9,964
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	5,782
Media - 1.0%
Cablevision Systems Corp. - NY Group Class A (a)	330,300	8,954
Charter Communications, Inc. Class A (a)	6,862,300	10,911
Cinemark Holdings, Inc.	726,803	10,517
Comcast Corp. Class A	184,300	4,147
Gray Television, Inc.	1,348,792	5,422
Knology, Inc. (a)	49,885	740
Liberty Global, Inc. Class A (a)(d)	263,846	9,459
LodgeNet Entertainment Corp. (a)(d)	11,800	77
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	4,713
RCN Corp.	353,500	4,281
Regal Entertainment Group Class A	100	2
		59,223
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	199,200	9,880
Gap, Inc. (d)	87,400	1,595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)(d)	1,303,600	$ 9,829
The Pep Boys - Manny, Moe & Jack	557,108	5,003
		26,307
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	398,280	14,458
TOTAL CONSUMER DISCRETIONARY		299,072
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.7%
Koninklijke Ahold NV sponsored ADR	1,124,080	16,794
Kroger Co.	286,100	7,908
Safeway, Inc.	516,200	16,451
SUPERVALU, Inc.	1,580,000	55,411
		96,564
Food Products - 1.9%
Corn Products International, Inc.	580,404	27,285
Darling International, Inc. (a)	1,701,070	27,404
Dean Foods Co.	448,700	9,759
Kellogg Co.	15,100	782
Pilgrims Pride Corp. Class B	425,000	11,050
Smithfield Foods, Inc. (a)	977,324	30,580
		106,860
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	1,387
TOTAL CONSUMER STAPLES		204,811
ENERGY - 39.1%
Energy Equipment & Services - 9.0%
Basic Energy Services, Inc. (a)	85,700	2,466
Exterran Holdings, Inc. (a)	2,790,536	205,160
FMC Technologies, Inc. (a)	79,400	5,705
Grey Wolf, Inc. (a)(d)	6,274,161	49,127
Halliburton Co.	291,000	14,137
Hercules Offshore, Inc. (a)	1,129,169	38,301
Nabors Industries Ltd. (a)	539,900	22,697
National Oilwell Varco, Inc. (a)	726,989	60,573
Noble Corp.	600,000	37,884
Oil States International, Inc. (a)	103,500	6,046
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	944,929	$ 8,448
Petroleum Geo-Services ASA	739,200	21,771
Petroleum Geo-Services ASA sponsored ADR	263,844	7,823
Pride International, Inc. (a)	237,900	10,453
Rowan Companies, Inc.	108,000	4,768
Schoeller-Bleckmann Oilfield Equipment AG	200,000	20,933
		516,292
Oil, Gas & Consumable Fuels - 30.1%
Alpha Natural Resources, Inc. (a)	1,988,950	162,457
Anadarko Petroleum Corp.	157,452	11,804
Arch Coal, Inc.	311,745	20,235
Cabot Oil & Gas Corp.	321,600	19,376
Canadian Natural Resources Ltd.	50,000	4,894
Chesapeake Energy Corp.	3,351,900	183,584
ConocoPhillips	187,564	17,462
CONSOL Energy, Inc.	300,000	29,268
El Paso Corp.	8,839,536	172,813
EOG Resources, Inc.	132,800	17,082
Forest Oil Corp. (a)	3,065,357	204,613
Frontier Oil Corp.	1,059,500	31,902
General Maritime Corp.	1,479,600	41,769
Mariner Energy, Inc. (a)	1,385,276	45,299
Massey Energy Co.	1,204,400	77,828
Nexen, Inc. (a)	326,800	12,569
Occidental Petroleum Corp.	82,656	7,599
OPTI Canada, Inc. (a)	688,700	15,597
Overseas Shipholding Group, Inc. (d)	1,429,500	113,016
Paladin Energy Ltd. (a)(d)	849,100	4,740
Peabody Energy Corp.	2,541,487	187,867
PetroHawk Energy Corp. (a)	1,749,828	51,410
Plains Exploration & Production Co. (a)	239,496	17,119
Range Resources Corp.	615,300	40,462
Ship Finance International Ltd.:
(Norway)	3,780	107
(NY Shares)	976,710	29,975
Stone Energy Corp. (a)(d)	168,454	11,384
Teekay Corp.	1,803,700	90,690
Teekay Tankers Ltd.	37,700	826
Valero Energy Corp.	972,000	49,416
Western Refining, Inc.	71,000	901
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	924,800	$ 35,179
XTO Energy, Inc.	312,630	19,890
		1,729,133
TOTAL ENERGY		2,245,425
FINANCIALS - 1.5%
Capital Markets - 0.3%
Legg Mason, Inc.	346,800	18,661
Commercial Banks - 0.6%
PNC Financial Services Group, Inc.	122,700	7,883
Wachovia Corp.	993,700	23,650
		31,533
Diversified Financial Services - 0.4%
Bank of America Corp.	267,800	9,108
CIT Group, Inc.	221,300	2,213
Citigroup, Inc.	597,900	13,088
		24,409
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	265,100	5,954
Forestar Real Estate Group, Inc. (a)	27,800	695
		6,649
Thrifts & Mortgage Finance - 0.1%
Guaranty Financial Group, Inc. (a)(d)	27,800	175
Washington Mutual, Inc.	678,600	6,121
		6,296
TOTAL FINANCIALS		87,548
HEALTH CARE - 5.0%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	258
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	291,500	17,811
Beckman Coulter, Inc.	155,900	10,818
Covidien Ltd.	286,325	14,342
Hospira, Inc. (a)	162,700	6,824
Inverness Medical Innovations, Inc. (a)	343,292	12,551
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)	30,500	$ 303
TomoTherapy, Inc. (d)	182,832	1,629
		64,278
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	969,771	34,941
DaVita, Inc. (a)	1,317,500	68,352
Rural/Metro Corp. (a)	343,733	904
Sun Healthcare Group, Inc. (a)	794,946	11,415
Tenet Healthcare Corp. (a)(d)	15,695,348	92,603
VCA Antech, Inc. (a)	454,800	14,267
		222,482
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. (a)(d)	367,390	2,822
TOTAL HEALTH CARE		289,840
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc. (d)	336,109	17,216
Teledyne Technologies, Inc. (a)	352,300	19,616
United Technologies Corp.	173,050	12,293
		49,125
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	114,577	1,721
Airlines - 0.5%
AirTran Holdings, Inc. (a)	138,500	416
AMR Corp. (a)	288,770	2,076
Delta Air Lines, Inc. (a)(d)	4,022,619	24,739
Northwest Airlines Corp. (a)	54,872	387
UAL Corp.	200,000	1,708
		29,326
Building Products - 1.9%
Armstrong World Industries, Inc.	47,390	1,539
Lennox International, Inc.	197,100	6,351
Owens Corning (a)(d)	2,814,219	72,691
Owens Corning warrants 10/31/13 (a)	193,400	870
Trane, Inc.	579,900	26,919
		108,370
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc. (a)	3,362,000	$ 45,286
Cenveo, Inc. (a)	2,186,400	25,537
Clean Harbors, Inc. (a)	209,300	14,867
Deluxe Corp.	578,800	13,040
Layne Christensen Co. (a)	42,048	2,150
Republic Services, Inc.	155,250	5,112
The Brink's Co.	322,100	23,346
Waste Management, Inc.	876,000	33,227
		162,565
Construction & Engineering - 0.6%
Fluor Corp.	100,000	18,655
Foster Wheeler Ltd. (a)	169,700	12,926
Great Lakes Dredge & Dock Corp.	206,300	1,248
		32,829
Electrical Equipment - 1.2%
Acuity Brands, Inc. (d)	200,000	10,650
Baldor Electric Co.	187,400	6,596
Belden, Inc.	673,934	28,231
Emerson Electric Co.	180,100	10,478
General Cable Corp. (a)	102,300	7,243
Superior Essex, Inc. (a)	167,327	7,279
		70,477
Industrial Conglomerates - 0.2%
Tyco International Ltd.	308,425	13,938
Machinery - 3.0%
Accuride Corp. (a)	626,829	4,858
Badger Meter, Inc.	188,146	9,247
Cummins, Inc.	718,000	50,562
Dover Corp.	343,500	18,576
Dynamic Materials Corp.	281,085	12,193
Eaton Corp.	510,500	49,355
FreightCar America, Inc.	41,982	1,830
Lindsay Corp. (d)	11,000	1,155
Middleby Corp. (a)(d)	273,243	15,599
Navistar International Corp. (a)	29,100	2,210
SPX Corp.	19,800	2,631
Terex Corp. (a)	35,600	2,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Thermadyne Holdings Corp. (a)	5,100	$ 87
Timken Co.	7,200	264
		171,107
Marine - 2.1%
American Commercial Lines, Inc. (a)	3,400	52
Excel Maritime Carriers Ltd.	77,100	3,955
Genco Shipping & Trading Ltd.	943,177	66,249
Golden Ocean Group Ltd. (d)	232,800	1,538
Navios Maritime Holdings, Inc.	3,189,747	38,341
OceanFreight, Inc.	335,400	8,895
		119,030
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc. (a)	3,100	44
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	3,983
TOTAL INDUSTRIALS		762,515
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR	152,314	1,144
Motorola, Inc.	511,300	4,770
		5,914
Computers & Peripherals - 0.6%
EMC Corp. (a)	1,160,700	20,243
Seagate Technology	558,100	11,955
		32,198
Electronic Equipment & Instruments - 2.2%
Bell Microproducts, Inc. (a)	376,239	997
Benchmark Electronics, Inc. (a)	150,000	2,666
Cogent, Inc. (a)	891,083	10,666
DDi Corp. (a)	23,328	146
Flextronics International Ltd. (a)	5,929,846	63,509
Itron, Inc. (a)	215,600	21,038
Merix Corp. (a)	446,225	1,116
SMTC Corp. (a)	343,580	886
TTM Technologies, Inc. (a)(d)	923,631	13,448
Tyco Electronics Ltd.	286,325	11,487
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Viasystems Group, Inc. (a)	213,790	$ 1,924
Viasystems Group, Inc. (a)(h)	47,440	427
		128,310
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	7,780
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,084
CACI International, Inc. Class A (a)	152,000	7,747
Cognizant Technology Solutions Corp. Class A (a)	26,400	931
Global Cash Access Holdings, Inc. (a)	591,600	4,230
SAIC, Inc. (a)	597,400	11,906
		25,898
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)(d)	3,721,719	39,674
Atmel Corp. (a)	2,938,977	13,137
Cypress Semiconductor Corp. (a)	741,200	20,665
Infineon Technologies AG sponsored ADR (a)	3,037,400	27,488
Intel Corp.	638,700	14,805
ON Semiconductor Corp. (a)	10,663,991	105,467
Spansion, Inc. Class A (a)	4,592,843	14,467
		235,703
Software - 0.5%
Autodesk, Inc. (a)	236,100	9,718
Symantec Corp. (a)	745,148	16,192
VMware, Inc. Class A	10,700	735
		26,645
TOTAL INFORMATION TECHNOLOGY		462,448
MATERIALS - 12.4%
Chemicals - 6.0%
Agrium, Inc.	155,800	13,606
Albemarle Corp.	1,017,994	45,270
Arch Chemicals, Inc.	317,658	12,081
Celanese Corp. Class A	3,087,730	150,372
FMC Corp.	39,900	2,952
Georgia Gulf Corp.	277,160	1,175
H.B. Fuller Co.	1,566,795	38,966
Methanex Corp.	476,600	13,470
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	257,600	$ 32,818
Nalco Holding Co.	565,700	13,758
NOVA Chemicals Corp. (d)	355,800	9,641
Phosphate Holdings, Inc. (h)	192,500	8,278
Pliant Corp. (a)	119	0
Texas Petrochemicals, Inc. (a)	158,000	3,318
		345,705
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	282,310	16,154
Packaging Corp. of America	22,170	577
Rock-Tenn Co. Class A	435,108	15,529
Sealed Air Corp.	22,800	555
Temple-Inland, Inc.	218,000	3,176
		35,991
Metals & Mining - 5.2%
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	2,240,436	259,244
Ormet Corp. (a)	500,000	3,805
Ormet Corp. (a)(h)	150,000	1,027
Reliance Steel & Aluminum Co.	150,065	10,200
United States Steel Corp.	120,000	20,725
		295,001
Paper & Forest Products - 0.6%
Domtar Corp. (a)	1,202,800	8,263
Neenah Paper, Inc.	231,700	4,924
Weyerhaeuser Co.	317,600	19,796
		32,983
TOTAL MATERIALS		709,680
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	771,132	2,645
PAETEC Holding Corp. (a)	1,965,903	17,379
Qwest Communications International, Inc. (d)	1,436,700	6,968
Windstream Corp.	43,477	580
		27,572
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	498,868	3,776
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. Class B (non-vtg.)	141,176	$ 6,210
Syniverse Holdings, Inc. (a)	1,061,173	22,879
		32,865
TOTAL TELECOMMUNICATION SERVICES		60,437
UTILITIES - 2.4%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	3,592
Gas Utilities - 0.1%
Equitable Resources, Inc.	19,100	1,341
ONEOK, Inc.	103,100	5,161
		6,502
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	3,548,172	69,118
Calpine Corp. (a)(d)	398,200	9,119
Dynegy, Inc. Class A (a)	648,600	6,110
Mirant Corp. (a)	320,300	13,011
NRG Energy, Inc. (a)	62,300	2,591
		99,949
Multi-Utilities - 0.5%
Aquila, Inc. (a)	88,200	336
CMS Energy Corp. (d)	1,632,100	25,444
		25,780
TOTAL UTILITIES		135,823
TOTAL COMMON STOCKS (Cost $4,158,183)		5,257,599
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 2.4%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EXCO Resources, Inc. Series A1:
7.00% (h)	1,300	18,099
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 2.1%
Capital Markets - 0.5%
Lehman Brothers Holdings, Inc. 7.25%	24,760	$ 26,865
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	2,203
Insurance - 1.1%
American International Group, Inc. Series A, 8.50%	847,400	62,491
Thrifts & Mortgage Finance - 0.5%
Washington Mutual, Inc.	249	25,668
TOTAL FINANCIALS		117,227
TOTAL CONVERTIBLE PREFERRED STOCKS		135,326
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	105
TOTAL PREFERRED STOCKS (Cost $128,762)		135,431
Corporate Bonds - 2.2%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Charter Communications, Inc. 6.5% 10/1/27	$ 17,000	10,528
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	4,300	3,741
TOTAL CONVERTIBLE BONDS		14,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Six Flags, Inc.:
8.875% 2/1/10	$ 11,000	$ 10,285
9.75% 4/15/13	20,895	13,791
Station Casinos, Inc.:
6.5% 2/1/14	4,500	2,824
6.875% 3/1/16	15,500	9,300
		36,200
FINANCIALS - 1.3%
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	15,120
General Motors Acceptance Corp.:
6.75% 12/1/14	2,775	2,123
6.875% 9/15/11	415	348
6.875% 8/28/12	1,385	1,116
		18,707
Thrifts & Mortgage Finance - 1.0%
Residential Capital Corp.:
6% 2/22/11	24,592	12,296
8.375% 6/30/10	5,212	2,788
8.5% 4/17/13	45,161	22,581
8.875% 6/30/15	17,690	8,845
Residential Capital LLC:
8% 6/1/12 (g)	10,380	5,190
9.625% 5/15/15 (e)(f)	6,780	3,932
		55,632
TOTAL FINANCIALS		74,339
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(e)	530	21
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09 (a)	$ 215	$ 4
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	16
		41
TOTAL NONCONVERTIBLE BONDS		110,580
TOTAL CORPORATE BONDS (Cost $127,365)		124,849
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1181% 9/29/14 (g)	9,155	7,747
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5775% 12/1/13 (g)	20,008	18,108
TOTAL FLOATING RATE LOANS (Cost $24,186)		25,855
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	222,517,972	222,518
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	118,037,439	118,037
TOTAL MONEY MARKET FUNDS (Cost $340,555)		340,555
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,774)	$ 2,774	2,774
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $379)	29,250,000	$ 512
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,782,204)		5,887,575
NET OTHER ASSETS - (2.5)%		(143,484)
NET ASSETS - 100%		$ 5,744,091
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,953,000 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,572,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 13,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 4,371
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,774,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 436
Barclays Capital, Inc.	699
Credit Suisse Securities (USA) LLC	603
Merrill Lynch Government Securities, Inc.	1,036
$ 2,774
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,501
Fidelity Securities Lending Cash Central Fund	639
Total	$ 4,140
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,887,575	$ 5,594,776	$ 274,700	$ 18,099
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 13,034
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	6,108
Cost of Purchases	0
Proceeds of Sales	(1,043)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 18,099

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Marshall Islands	4.4%
Bermuda	1.5%
Canada	1.3%
Singapore	1.1%
Others (individually less than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,315 and repurchase agreements of $2,774) - See accompanying schedule: Unaffiliated issuers (cost $4,441,649)	$ 5,547,020
Fidelity Central Funds (cost $340,555)	340,555
Total Investments (cost $4,782,204)		$ 5,887,575
Cash		27
Receivable for investments sold		16,532
Receivable for fund shares sold		30,126
Dividends receivable		2,593
Interest receivable		3,851
Distributions receivable from Fidelity Central Funds		548
Prepaid expenses		8
Other receivables		4
Total assets		5,941,264

Liabilities
Payable for investments purchased Regular delivery	$ 60,782
Delayed delivery	4,263
Payable for fund shares redeemed	8,398
Accrued management fee	2,770
Distribution fees payable	1,914
Other affiliated payables	935
Other payables and accrued expenses	74
Collateral on securities loaned, at value	118,037
Total liabilities		197,173

Net Assets		$ 5,744,091
Net Assets consist of:
Paid in capital		$ 4,677,916
Undistributed net investment income		1,522
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,105,370
Net Assets		$ 5,744,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,340,009 ÷ 56,926 shares)	$ 41.11

Maximum offering price per share (100/94.25 of $41.11)	$ 43.62
Class T: Net Asset Value and redemption price per share ($1,084,474 ÷ 26,777 shares)	$ 40.50

Maximum offering price per share (100/96.50 of $40.50)	$ 41.97
Class B: Net Asset Value and offering price per share ($250,674 ÷ 6,327 shares)A	$ 39.62

Class C: Net Asset Value and offering price per share ($1,018,416 ÷ 25,744 shares)A	$ 39.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,050,518 ÷ 25,299 shares)	$ 41.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 20,083
Interest		5,341
Income from Fidelity Central Funds		4,140
Total income		29,564

Expenses
Management fee	$ 14,044
Transfer agent fees	4,763
Distribution fees	9,933
Accounting and security lending fees	547
Custodian fees and expenses	33
Independent trustees' compensation	9
Registration fees	148
Audit	31
Legal	11
Miscellaneous	278
Total expenses before reductions	29,797
Expense reductions	(12)	29,785
Net investment income (loss)		(221)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,606)
Foreign currency transactions	17
Total net realized gain (loss)		(38,589)
Change in net unrealized appreciation (depreciation) on: Investment securities	545,945
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		545,946
Net gain (loss)		507,357
Net increase (decrease) in net assets resulting from operations		$ 507,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (221)	$ 23,767
Net realized gain (loss)	(38,589)	125,656
Change in net unrealized appreciation (depreciation)	545,946	240,262
Net increase (decrease) in net assets resulting from operations	507,136	389,685
Distributions to shareholders from net investment income	(19,812)	(1,638)
Distributions to shareholders from net realized gain	(116,237)	(10,541)
Total distributions	(136,049)	(12,179)
Share transactions - net increase (decrease)	960,490	2,052,798
Total increase (decrease) in net assets	1,331,577	2,430,304

Net Assets
Beginning of period	4,412,514	1,982,210
End of period (including undistributed net investment income of $1,522 and undistributed net investment income of $23,634, respectively)	$ 5,744,091	$ 4,412,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.03	.35 H	.11	.16 I	- J, L, M	(.05)
Net realized and unrealized gain (loss)	3.69	5.47	4.95	3.69	5.88	8.25
Total from investment operations	3.72	5.82	5.06	3.85	5.88	8.20
Distributions from net investment income	(.23)	(.04)	(.07)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.43)	(.43)	-
Total distributions	(1.21) O	(.21)	(.16) N	(.43)	(.43)	-
Net asset value, end of period	$ 41.11	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Total Return B, C, D	10.00%	17.74%	18.10%	15.87%	31.15%	74.41%
Ratios to Average Net Assets F, K
Expenses before reductions	1.11% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of fee waivers, if any	1.11% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of all reductions	1.11% A	1.11%	1.16%	1.17%	1.26%	1.38%
Net investment income (loss)	.16% A	.93% H	.37%	.62% I	.01% J, M	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,340	$ 1,719	$ 736	$ 287	$ 92	$ 28
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. NTotal distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. O Total distributions of $1.211 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.26 H	.04	.09 I	(.07) J, L	(.09)
Net realized and unrealized gain (loss)	3.64	5.39	4.88	3.64	5.82	8.17
Total from investment operations	3.63	5.65	4.92	3.73	5.75	8.08
Distributions from net investment income	(.14)	-	(.03)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.37)	(.44)	-
Total distributions	(1.13) N	(.17)	(.12) M	(.37)	(.44)	-
Net asset value, end of period	$ 40.50	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Total Return B, C, D	9.88%	17.45%	17.80%	15.53%	30.75%	73.66%
Ratios to Average Net Assets F, K
Expenses before reductions	1.34% A	1.34%	1.40%	1.49%	1.61%	2.09%
Expenses net of fee waivers, if any	1.34% A	1.34%	1.40%	1.49%	1.61%	1.77%
Expenses net of all reductions	1.34% A	1.34%	1.39%	1.45%	1.58%	1.65%
Net investment income (loss)	(.07)%A	.70% H	.14%	.34% I	(.32)% J, L	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,084	$ 895	$ 480	$ 196	$ 44	$ 16
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. N Total distributions of $1.125 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.11)	.05 H	(.13)	(.05) I	(.17) J, L	(.17)
Net realized and unrealized gain (loss)	3.55	5.29	4.81	3.60	5.76	8.14
Total from investment operations	3.44	5.34	4.68	3.55	5.59	7.97
Distributions from net realized gain	(.93) N	(.17)	(.06) M	(.29)	(.39)	-
Net asset value, end of period	$ 39.62	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Total Return B, C, D	9.57%	16.79%	17.14%	14.92%	30.13%	73.19%
Ratios to Average Net Assets F, K
Expenses before reductions	1.92% A	1.90%	1.96%	2.01%	2.10%	2.46%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.96%	2.01%	2.10%	2.25%
Expenses net of all reductions	1.92% A	1.90%	1.95%	1.98%	2.08%	2.13%
Net investment income (loss)	(.64)% A	.14% H	(.43)%	(.18)% I	(.81)% J, L	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 251	$ 227	$ 150	$ 92	$ 37	$ 14
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. MDistributions from net realized gain represent $.055 per share. N Distributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Income from Investment Operations
Net investment income (loss) E	(.10)	.07 H	(.10)	(.03) I	(.15) J, L	(.17)
Net realized and unrealized gain (loss)	3.54	5.30	4.79	3.59	5.75	8.10
Total from investment operations	3.44	5.37	4.69	3.56	5.60	7.93
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.06)	(.28)	(.40)	-
Total distributions	(.99) N	(.17)	(.06) M	(.28)	(.40)	-
Net asset value, end of period	$ 39.56	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Total Return B, C, D	9.58%	16.90%	17.20%	14.99%	30.29%	72.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.85% A	1.84%	1.89%	1.94%	2.02%	2.36%
Expenses net of fee waivers, if any	1.85% A	1.84%	1.89%	1.94%	2.02%	2.25%
Expenses net of all reductions	1.85% A	1.84%	1.88%	1.90%	2.00%	2.14%
Net investment income (loss)	(.58)% A	.20% H	(.35)%	(.11)% I	(.73)% J, L	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 850	$ 413	$ 179	$ 47	$ 21
Portfolio turnover rate G	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. JInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. MDistributions from net realized gain represent $.055 per share. N Total distributions of $.992 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.08	.46 G	.21	.25 H	.07 I, K	(.01)
Net realized and unrealized gain (loss)	3.72	5.51	4.98	3.71	5.92	8.28
Total from investment operations	3.80	5.97	5.19	3.96	5.99	8.27
Distributions from net investment income	(.31)	(.11)	(.13)	(.03)	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.44)	(.48)	-
Total distributions	(1.29) M	(.28)	(.21) L	(.47)	(.48)	-
Net asset value, end of period	$ 41.52	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Total Return B, C	10.13%	18.06%	18.43%	16.23%	31.60%	74.71%
Ratios to Average Net Assets E, J
Expenses before reductions	.84% A	.84%	.87%	.89%	.95%	1.40%
Expenses net of fee waivers, if any	.84% A	.84%	.87%	.89%	.95%	1.25%
Expenses net of all reductions	.84% A	.83%	.86%	.85%	.93%	1.12%
Net investment income (loss)	.43% A	1.21% G	.67%	.94% H	.34% I, K	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,051	$ 722	$ 203	$ 62	$ 24	$ 6
Portfolio turnover rate F	21% A	19%	9%	11%	24%	73%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. HInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. IInvestment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. M Total distributions of $1.294 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On May 15, 2008, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to July 31. This change will become effective on July 31, 2008.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,393,570
Unrealized depreciation	(286,763)
Net unrealized appreciation (depreciation)	$ 1,106,807
Cost for federal income tax purposes	$ 4,780,768

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,272,757 and $467,064, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,310	$ 221
Class T	.25%	.25%	2,254	-
Class B	.75%	.25%	1,099	826
Class C	.75%	.25%	4,270	1,841
			$ 9,933	$ 2,888

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 581
Class T	80
Class B*	227
Class C*	195
$ 1,083

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,969.21
Class T	865.19
Class B	296.27
Class C	863.20
Institutional Class	770.19
	$ 4,763

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $639.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Institutional Class	2
$ 8

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's

Semiannual Report

10. Other - continued

domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 10,328	$ 923
Class T	3,392	-
Class C	237	-
Institutional Class	5,855	715
Total	$ 19,812	$ 1,638
From net realized gain
Class A	$ 45,098	$ 3,924
Class T	23,692	2,503
Class B	5,742	806
Class C	22,899	2,242
Institutional Class	18,806	1,066
Total	$ 116,237	$ 10,541

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	18,275	29,461	$ 674,856	$ 1,112,890
Reinvestment of distributions	1,374	131	50,973	4,411
Shares redeemed	(7,269)	(7,360)	(260,757)	(275,333)
Net increase (decrease)	12,380	22,232	$ 465,072	$ 841,968
Class T
Shares sold	7,769	15,159	$ 283,316	$ 555,578
Reinvestment of distributions	696	71	25,423	2,360
Shares redeemed	(5,240)	(6,440)	(185,026)	(238,342)
Net increase (decrease)	3,225	8,790	$ 123,713	$ 319,596
Class B
Shares sold	819	2,412	$ 29,456	$ 87,168
Reinvestment of distributions	137	21	4,879	692
Shares redeemed	(735)	(1,021)	(25,403)	(36,506)
Net increase (decrease)	221	1,412	$ 8,932	$ 51,354
Class C
Shares sold	5,204	12,568	$ 187,037	$ 456,219
Reinvestment of distributions	473	50	16,861	1,633
Shares redeemed	(2,830)	(2,675)	(97,305)	(95,923)
Net increase (decrease)	2,847	9,943	$ 106,593	$ 361,929
Institutional Class
Shares sold	9,886	16,169	$ 366,421	$ 618,313
Reinvestment of distributions	481	28	18,027	941
Shares redeemed	(3,579)	(3,772)	(128,268)	(141,303)
Net increase (decrease)	6,788	12,425	$ 256,180	$ 477,951

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0708
1.786798.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 949.50	$ 5.46
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.65
Class T
Actual	$ 1,000.00	$ 949.00	$ 6.38
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.61
Class B
Actual	$ 1,000.00	$ 946.00	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,015.40	$ 9.67
Class C
Actual	$ 1,000.00	$ 946.30	$ 9.15
Hypothetical A	$ 1,000.00	$ 1,015.60	$ 9.47
Institutional Class
Actual	$ 1,000.00	$ 951.50	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.12%
Class T	1.31%
Class B	1.92%
Class C	1.88%
Institutional Class	.82%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Flowserve Corp.	5.1	4.4
DeVry, Inc.	5.0	4.5
Nokia Corp. sponsored ADR	3.5	0.0
Research In Motion Ltd.	3.3	2.1
Molson Coors Brewing Co. Class B	3.2	3.5
Alstom SA	3.2	2.8
American Tower Corp. Class A	3.0	3.3
Fiserv, Inc.	2.9	1.5
The Walt Disney Co.	2.9	3.0
CVS Caremark Corp.	2.7	0.0
	34.8
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	20.8	3.9
Industrials	17.8	26.6
Information Technology	16.9	22.2
Consumer Discretionary	15.8	21.9
Consumer Staples	8.1	5.2
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 100.6%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets † (0.6)%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	22.5%	** Foreign investments	26.0%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.6%
WABCO Holdings, Inc.	2,085,092	$ 108,967
Diversified Consumer Services - 8.1%
DeVry, Inc. (d)(e)	5,988,149	341,624
Service Corp. International	4,297,500	45,983
Weight Watchers International, Inc. (e)	3,999,124	167,203
		554,810
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	482,800	17,217
Las Vegas Sands Corp. (a)	407,388	28,289
		45,506
Household Durables - 2.5%
Harman International Industries, Inc. (e)	3,854,544	172,375
Media - 2.9%
The Walt Disney Co.	5,899,430	198,221
TOTAL CONSUMER DISCRETIONARY		1,079,879
CONSUMER STAPLES - 8.1%
Beverages - 4.7%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR (d)	2,315,298	102,822
Molson Coors Brewing Co. Class B	3,769,415	218,626
		321,448
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	4,353,900	186,303
Food Products - 0.7%
Cosan Ltd. Class A	3,022,100	35,600
Cosan SA Industria e Comercio	890,874	13,874
		49,474
TOTAL CONSUMER STAPLES		557,225
ENERGY - 20.8%
Energy Equipment & Services - 9.6%
BJ Services Co.	4,986,628	150,596
Diamond Offshore Drilling, Inc.	1,282,406	174,971
Halliburton Co.	2,854,800	138,686
SEACOR Holdings, Inc. (a)	943,677	83,968
Weatherford International Ltd. (a)	2,351,300	107,290
		655,511
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.2%
Chesapeake Energy Corp.	3,179,124	$ 174,121
CONSOL Energy, Inc.	1,199,700	117,043
EOG Resources, Inc.	1,197,002	153,970
EXCO Resources, Inc. (a)(d)	3,869,900	96,515
Peabody Energy Corp.	952,262	70,391
Tesoro Corp.	752,600	18,702
Valero Energy Corp.	697,700	35,471
XTO Energy, Inc.	1,627,235	103,525
		769,738
TOTAL ENERGY		1,425,249
FINANCIALS - 3.8%
Capital Markets - 0.9%
Ashmore Group PLC	11,771,461	60,919
Diversified Financial Services - 2.0%
Bolsa de Mercadorias & Futuros - BM&F SA	11,053,600	126,676
GHL Acquisition Corp. unit	1,423,020	14,045
		140,721
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd.	5,231,300	59,919
TOTAL FINANCIALS		261,559
HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 1.8%
C.R. Bard, Inc.	1,357,596	123,813
Health Care Providers & Services - 2.9%
Express Scripts, Inc. (a)	1,927,431	138,987
Henry Schein, Inc. (a)	1,074,650	59,879
		198,866
Life Sciences Tools & Services - 1.7%
Waters Corp. (a)	1,864,991	114,734
TOTAL HEALTH CARE		437,413
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.8%
Commercial Services & Supplies - 1.0%
Agrenco Ltd. unit	703,690	$ 1,921
Waste Management, Inc.	1,802,500	68,369
		70,290
Electrical Equipment - 8.6%
Alstom SA	859,501	216,654
Areva T&D India Ltd.	78,722	2,831
Bharat Heavy Electricals Ltd.	3,057,452	120,605
Nexans SA	885,578	120,810
Prysmian SpA	4,777,010	126,337
		587,237
Machinery - 5.1%
Deere & Co.	42,100	3,424
Flowserve Corp.	2,506,950	347,268
		350,692
Road & Rail - 3.1%
All America Latina Logistica SA unit	4,367,700	64,206
CSX Corp.	1,126,600	77,803
Hertz Global Holdings, Inc. (a)	5,126,671	67,775
		209,784
TOTAL INDUSTRIALS		1,218,003
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 9.4%
Harris Corp.	778,301	51,197
Juniper Networks, Inc. (a)	4,666,149	128,412
Nokia Corp. sponsored ADR	8,379,500	237,978
Research In Motion Ltd. (a)	1,627,300	225,983
		643,570
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)(d)	3,764,539	147,005
IT Services - 5.3%
Fiserv, Inc. (a)	3,852,770	201,731
Global Cash Access Holdings, Inc. (a)(e)	7,587,188	54,248
Visa, Inc.	1,253,800	108,278
		364,257
TOTAL INFORMATION TECHNOLOGY		1,154,832
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.5%
Metals & Mining - 7.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,185,208	$ 137,140
MMX Mineracao e Metalicos SA (a)	604,200	20,420
Nucor Corp.	933,600	69,833
Steel Dynamics, Inc.	3,843,118	138,737
United States Steel Corp.	872,700	150,724
		516,854
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	4,515,135	206,432
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	375,900	33,079
TOTAL COMMON STOCKS (Cost $5,679,386)		6,890,525
Convertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Airlines - 0.0%
Skybus Airlines, Inc.:
Series A (a)(f)	2,300,000	23
Series B (a)(f)	1,671,354	17
		40
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,692)		40
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	2,290,331	$ 2,290
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	44,756,800	44,757
TOTAL MONEY MARKET FUNDS (Cost $47,047)		47,047
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,747,125)		6,937,612
NET OTHER ASSETS - (1.3)%		(91,121)
NET ASSETS - 100%		$ 6,846,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Fidelity Securities Lending Cash Central Fund	1,577
Total	$ 1,925
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DeVry, Inc.	$ 354,905	$ 35,438	$ 60,409	$ 387	$ 341,624
Flowserve Corp.	342,873	11,658	124,957	1,224	-
Global Cash Access Holdings, Inc.	25,604	1,180	-	-	54,248
Harman International Industries, Inc.	425,936	-	98,631	121	172,375
Knoll, Inc.	74,278	-	49,086	510	-
Nexans SA	184,404	-	54,242	2,408	-
Prysmian SpA	244,115	-	99,912	2,777	-
SiRF Technology Holdings, Inc.	81,061	-	38,282	-	-
Universal Technical Institute, Inc.	49,791	-	35,304	-	-
Weight Watchers International, Inc.	218,394	12,711	37,509	1,644	167,203
Total	$ 2,001,361	$ 60,987	$ 598,332	$ 9,071	$ 735,450
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,937,612	$ 6,937,572	$ -	$ 40
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 32,838
Total Realized Gain (Loss)	(8,793)
Total Unrealized Gain (Loss)	(14,598)
Cost of Purchases	0
Proceeds of Sales	(9,407)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 40

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.5%
France	5.0%
Finland	3.5%
Canada	3.3%
Brazil	3.3%
India	2.7%
Italy	1.8%
Greece	1.5%
Others (individually less than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,642) - See accompanying schedule: Unaffiliated issuers (cost $5,101,968)	$ 6,155,115
Fidelity Central Funds (cost $47,047)	47,047
Other affiliated issuers (cost $598,110)	735,450
Total Investments (cost $5,747,125)		$ 6,937,612
Cash		468
Foreign currency held at value (cost $4,178)		4,179
Receivable for investments sold		129,186
Receivable for fund shares sold		3,970
Dividends receivable		4,963
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		15
Other receivables		45
Total assets		7,081,395

Liabilities
Payable for investments purchased	$ 167,951
Payable for fund shares redeemed	15,163
Accrued management fee	3,156
Distribution fees payable	2,440
Other affiliated payables	1,275
Other payables and accrued expenses	162
Collateral on securities loaned, at value	44,757
Total liabilities		234,904

Net Assets		$ 6,846,491
Net Assets consist of:
Paid in capital		$ 6,227,557
Accumulated net investment loss		(4,584)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(566,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,190,512
Net Assets		$ 6,846,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,684,463 ÷ 75,729 shares)	$ 22.24

Maximum offering price per share (100/94.25 of $22.24)	$ 23.60
Class T: Net Asset Value and redemption price per share ($3,302,198 ÷ 146,701 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($462,052 ÷ 21,663 shares)A	$ 21.33

Class C: Net Asset Value and offering price per share ($402,327 ÷ 18,872 shares)A	$ 21.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($995,451 ÷ 43,194 shares)	$ 23.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $9,071 earned from other affiliated issuers)		$ 36,285
Interest		250
Income from Fidelity Central Funds		1,925
Total income		38,460

Expenses
Management fee	$ 18,992
Transfer agent fees	7,213
Distribution fees	14,955
Accounting and security lending fees	597
Custodian fees and expenses	479
Independent trustees' compensation	15
Registration fees	140
Audit	38
Legal	27
Interest	138
Miscellaneous	900
Total expenses before reductions	43,494
Expense reductions	(451)	43,043
Net investment income (loss)		(4,583)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(412,659)
Other affiliated issuers	(124,914)
Foreign currency transactions	(2,251)
Total net realized gain (loss)		(539,824)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $64)	110,204
Assets and liabilities in foreign currencies	(32)
Total change in net unrealized appreciation (depreciation)		110,172
Net gain (loss)		(429,652)
Net increase (decrease) in net assets resulting from operations		$ (434,235)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,583)	$ (50,268)
Net realized gain (loss)	(539,824)	1,220,776
Change in net unrealized appreciation (depreciation)	110,172	(282,788)
Net increase (decrease) in net assets resulting from operations	(434,235)	887,720
Distributions to shareholders from net realized gain	(1,001,239)	(607,303)
Share transactions - net increase (decrease)	371,800	(164,364)
Total increase (decrease) in net assets	(1,063,674)	116,053

Net Assets
Beginning of period	7,910,165	7,794,112
End of period (including accumulated net investment loss of $4,584 and accumulated net investment loss of $1, respectively)	$ 6,846,491	$ 7,910,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.93	$ 26.10	$ 26.31	$ 24.84	$ 21.08	$ 15.73
Income from Investment Operations
Net investment income (loss) E	- J	(.12)	(.06)	(.04)	.03 H, K	(.06)
Net realized and unrealized gain (loss)	(1.22)	3.02	3.26	2.68	3.73	5.41
Total from investment operations	(1.22)	2.90	3.20	2.64	3.76	5.35
Distributions from net realized gain	(3.47)	(2.07)	(3.41)	(1.17)	-	-
Net asset value, end of period	$ 22.24	$ 26.93	$ 26.10	$ 26.31	$ 24.84	$ 21.08
Total Return B, C, D	(5.05)%	11.97%	13.57%	11.16%	17.84%	34.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12% A	1.10%	1.10%	1.15%	1.18%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.10%	1.10%	1.15%	1.18%	1.21%
Expenses net of all reductions	1.11% A	1.09%	1.08%	1.08%	1.11%	1.07%
Net investment income (loss)	.02% A	(.44)%	(.25)%	(.18)%	.14% K	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,684	$ 1,850	$ 1,646	$ 1,565	$ 1,479	$ 877
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.16	$ 26.31	$ 26.48	$ 24.99	$ 21.24	$ 15.87
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.10)	(.08)	- H, J, K	(.09)
Net realized and unrealized gain (loss)	(1.22)	3.04	3.28	2.71	3.75	5.46
Total from investment operations	(1.24)	2.87	3.18	2.63	3.75	5.37
Distributions from net realized gain	(3.41)	(2.02)	(3.35)	(1.14)	-	-
Net asset value, end of period	$ 22.51	$ 27.16	$ 26.31	$ 26.48	$ 24.99	$ 21.24
Total Return B, C, D	(5.10)%	11.73%	13.36%	11.01%	17.66%	33.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.30%	1.28%	1.31%	1.32%	1.39%
Expenses net of fee waivers, if any	1.31% A	1.30%	1.28%	1.31%	1.32%	1.39%
Expenses net of all reductions	1.30% A	1.29%	1.26%	1.24%	1.25%	1.24%
Net investment income (loss)	(.17)% A	(.63)%	(.43)%	(.34)%	(.01)% K	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,302	$ 3,946	$ 4,055	$ 4,182	$ 4,698	$ 3,228
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.80	$ 25.06	$ 25.35	$ 23.97	$ 20.51	$ 15.41
Income from Investment Operations
Net investment income (loss) E	(.08)	(.32)	(.25)	(.23)	(.14) H, J	(.18)
Net realized and unrealized gain (loss)	(1.17)	2.92	3.14	2.60	3.60	5.28
Total from investment operations	(1.25)	2.60	2.89	2.37	3.46	5.10
Distributions from net realized gain	(3.22)	(1.86)	(3.18)	(.99)	-	-
Net asset value, end of period	$ 21.33	$ 25.80	$ 25.06	$ 25.35	$ 23.97	$ 20.51
Total Return B, C, D	(5.40)%	11.08%	12.62%	10.30%	16.87%	33.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.91%	1.92%	1.95%	1.97%	1.98%
Expenses net of fee waivers, if any	1.92% A	1.91%	1.92%	1.95%	1.97%	1.98%
Expenses net of all reductions	1.91% A	1.90%	1.90%	1.89%	1.91%	1.84%
Net investment income (loss)	(.78)% A	(1.24)%	(1.07)%	(.98)%	(.66)% J	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 462	$ 621	$ 763	$ 874	$ 972	$ 829
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 25.09	$ 25.38	$ 24.00	$ 20.52	$ 15.42
Income from Investment Operations
Net investment income (loss) E	(.08)	(.30)	(.24)	(.22)	(.13) H, J	(.18)
Net realized and unrealized gain (loss)	(1.16)	2.91	3.14	2.61	3.61	5.28
Total from investment operations	(1.24)	2.61	2.90	2.39	3.48	5.10
Distributions from net realized gain	(3.26)	(1.88)	(3.19)	(1.01)	-	-
Net asset value, end of period	$ 21.32	$ 25.82	$ 25.09	$ 25.38	$ 24.00	$ 20.52
Total Return B, C, D	(5.37)%	11.13%	12.66%	10.38%	16.96%	33.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.86%	1.86%	1.90%	1.92%	1.92%
Expenses net of fee waivers, if any	1.88% A	1.86%	1.86%	1.90%	1.92%	1.92%
Expenses net of all reductions	1.86% A	1.85%	1.84%	1.84%	1.85%	1.78%
Net investment income (loss)	(.74)% A	(1.19)%	(1.01)%	(.93)%	(.60)% J	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 402	$ 486	$ 525	$ 577	$ 653	$ 500
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.81	$ 26.90	$ 27.04	$ 25.48	$ 21.54	$ 16.00
Income from Investment Operations
Net investment income (loss) D	.04	(.04)	.02	.05	.12 G, I	.02
Net realized and unrealized gain (loss)	(1.25)	3.11	3.35	2.76	3.82	5.52
Total from investment operations	(1.21)	3.07	3.37	2.81	3.94	5.54
Distributions from net realized gain	(3.55)	(2.16)	(3.51)	(1.25)	-	-
Net asset value, end of period	$ 23.05	$ 27.81	$ 26.90	$ 27.04	$ 25.48	$ 21.54
Total Return B, C	(4.85)%	12.29%	13.90%	11.58%	18.29%	34.63%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.80%	.78%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.82% A	.80%	.78%	.79%	.79%	.81%
Expenses net of all reductions	.80% A	.80%	.76%	.73%	.73%	.66%
Net investment income (loss)	.33% A	(.14)%	.07%	.18%	.52% I	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 995	$ 1,006	$ 804	$ 687	$ 647	$ 393
Portfolio turnover rate F	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.10 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC),defaulted bonds, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,396,895
Unrealized depreciation	(229,389)
Net unrealized appreciation (depreciation)	$ 1,167,506
Cost for federal income tax purposes	$ 5,770,106

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,321,922 and $5,890,868, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in October 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,049	$ 75
Class T	.25%	.25%	8,337	13
Class B	.75%	.25%	2,513	1,887
Class C	.75%	.25%	2,056	45
			$ 14,955	$ 2,020

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	22
Class B*	276
Class C*	4
$ 326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,033.25
Class T	3,032.18
Class B	742.30
Class C	512.25
Institutional Class	894.19
	$ 7,213

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $0 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,869	3.09%	$ 138

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,577.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $402 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 18
Class T	16
Class C	1
Institutional Class	12
$ 47

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,508, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 239,472	$ 132,424
Class T	492,531	313,494
Class B	76,943	56,687
Class C	61,234	39,472
Institutional Class	131,059	65,226
Total	$ 1,001,239	$ 607,303

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	10,666	19,701	$ 230,177	$ 521,466
Reinvestment of distributions	9,666	5,140	225,308	126,603
Shares redeemed	(13,318)	(19,206)	(283,834)	(505,969)
Net increase (decrease)	7,014	5,635	$ 171,651	$ 142,100
Class T
Shares sold	12,418	29,017	$ 269,362	$ 774,090
Reinvestment of distributions	20,202	12,168	476,968	302,822
Shares redeemed	(31,197)	(50,055)	(678,328)	(1,329,001)
Net increase (decrease)	1,423	(8,870)	$ 68,002	$ (252,089)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class B
Shares sold	269	469	$ 5,684	$ 11,725
Reinvestment of distributions	3,162	2,190	70,947	52,096
Shares redeemed	(5,829)	(9,059)	(118,651)	(229,537)
Net increase (decrease)	(2,398)	(6,400)	$ (42,020)	$ (165,716)
Class C
Shares sold	568	858	$ 12,118	$ 21,454
Reinvestment of distributions	2,336	1,420	52,371	33,794
Shares redeemed	(2,863)	(4,355)	(57,995)	(110,257)
Net increase (decrease)	41	(2,077)	$ 6,494	$ (55,009)
Institutional Class
Shares sold	8,515	9,980	$ 190,560	$ 271,561
Reinvestment of distributions	4,758	2,203	114,735	55,866
Shares redeemed	(6,257)	(5,901)	(137,622)	(161,077)
Net increase (decrease)	7,016	6,282	$ 167,673	$ 166,350

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0708
1.786799.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 949.50	$ 5.46
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.65
Class T
Actual	$ 1,000.00	$ 949.00	$ 6.38
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.61
Class B
Actual	$ 1,000.00	$ 946.00	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,015.40	$ 9.67
Class C
Actual	$ 1,000.00	$ 946.30	$ 9.15
Hypothetical A	$ 1,000.00	$ 1,015.60	$ 9.47
Institutional Class
Actual	$ 1,000.00	$ 951.50	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.12%
Class T	1.31%
Class B	1.92%
Class C	1.88%
Institutional Class	.82%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Flowserve Corp.	5.1	4.4
DeVry, Inc.	5.0	4.5
Nokia Corp. sponsored ADR	3.5	0.0
Research In Motion Ltd.	3.3	2.1
Molson Coors Brewing Co. Class B	3.2	3.5
Alstom SA	3.2	2.8
American Tower Corp. Class A	3.0	3.3
Fiserv, Inc.	2.9	1.5
The Walt Disney Co.	2.9	3.0
CVS Caremark Corp.	2.7	0.0
	34.8
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	20.8	3.9
Industrials	17.8	26.6
Information Technology	16.9	22.2
Consumer Discretionary	15.8	21.9
Consumer Staples	8.1	5.2
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 100.6%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets † (0.6)%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	22.5%	** Foreign investments	26.0%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.6%
WABCO Holdings, Inc.	2,085,092	$ 108,967
Diversified Consumer Services - 8.1%
DeVry, Inc. (d)(e)	5,988,149	341,624
Service Corp. International	4,297,500	45,983
Weight Watchers International, Inc. (e)	3,999,124	167,203
		554,810
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	482,800	17,217
Las Vegas Sands Corp. (a)	407,388	28,289
		45,506
Household Durables - 2.5%
Harman International Industries, Inc. (e)	3,854,544	172,375
Media - 2.9%
The Walt Disney Co.	5,899,430	198,221
TOTAL CONSUMER DISCRETIONARY		1,079,879
CONSUMER STAPLES - 8.1%
Beverages - 4.7%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR (d)	2,315,298	102,822
Molson Coors Brewing Co. Class B	3,769,415	218,626
		321,448
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	4,353,900	186,303
Food Products - 0.7%
Cosan Ltd. Class A	3,022,100	35,600
Cosan SA Industria e Comercio	890,874	13,874
		49,474
TOTAL CONSUMER STAPLES		557,225
ENERGY - 20.8%
Energy Equipment & Services - 9.6%
BJ Services Co.	4,986,628	150,596
Diamond Offshore Drilling, Inc.	1,282,406	174,971
Halliburton Co.	2,854,800	138,686
SEACOR Holdings, Inc. (a)	943,677	83,968
Weatherford International Ltd. (a)	2,351,300	107,290
		655,511
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.2%
Chesapeake Energy Corp.	3,179,124	$ 174,121
CONSOL Energy, Inc.	1,199,700	117,043
EOG Resources, Inc.	1,197,002	153,970
EXCO Resources, Inc. (a)(d)	3,869,900	96,515
Peabody Energy Corp.	952,262	70,391
Tesoro Corp.	752,600	18,702
Valero Energy Corp.	697,700	35,471
XTO Energy, Inc.	1,627,235	103,525
		769,738
TOTAL ENERGY		1,425,249
FINANCIALS - 3.8%
Capital Markets - 0.9%
Ashmore Group PLC	11,771,461	60,919
Diversified Financial Services - 2.0%
Bolsa de Mercadorias & Futuros - BM&F SA	11,053,600	126,676
GHL Acquisition Corp. unit	1,423,020	14,045
		140,721
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd.	5,231,300	59,919
TOTAL FINANCIALS		261,559
HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 1.8%
C.R. Bard, Inc.	1,357,596	123,813
Health Care Providers & Services - 2.9%
Express Scripts, Inc. (a)	1,927,431	138,987
Henry Schein, Inc. (a)	1,074,650	59,879
		198,866
Life Sciences Tools & Services - 1.7%
Waters Corp. (a)	1,864,991	114,734
TOTAL HEALTH CARE		437,413
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.8%
Commercial Services & Supplies - 1.0%
Agrenco Ltd. unit	703,690	$ 1,921
Waste Management, Inc.	1,802,500	68,369
		70,290
Electrical Equipment - 8.6%
Alstom SA	859,501	216,654
Areva T&D India Ltd.	78,722	2,831
Bharat Heavy Electricals Ltd.	3,057,452	120,605
Nexans SA	885,578	120,810
Prysmian SpA	4,777,010	126,337
		587,237
Machinery - 5.1%
Deere & Co.	42,100	3,424
Flowserve Corp.	2,506,950	347,268
		350,692
Road & Rail - 3.1%
All America Latina Logistica SA unit	4,367,700	64,206
CSX Corp.	1,126,600	77,803
Hertz Global Holdings, Inc. (a)	5,126,671	67,775
		209,784
TOTAL INDUSTRIALS		1,218,003
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 9.4%
Harris Corp.	778,301	51,197
Juniper Networks, Inc. (a)	4,666,149	128,412
Nokia Corp. sponsored ADR	8,379,500	237,978
Research In Motion Ltd. (a)	1,627,300	225,983
		643,570
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)(d)	3,764,539	147,005
IT Services - 5.3%
Fiserv, Inc. (a)	3,852,770	201,731
Global Cash Access Holdings, Inc. (a)(e)	7,587,188	54,248
Visa, Inc.	1,253,800	108,278
		364,257
TOTAL INFORMATION TECHNOLOGY		1,154,832
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.5%
Metals & Mining - 7.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,185,208	$ 137,140
MMX Mineracao e Metalicos SA (a)	604,200	20,420
Nucor Corp.	933,600	69,833
Steel Dynamics, Inc.	3,843,118	138,737
United States Steel Corp.	872,700	150,724
		516,854
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	4,515,135	206,432
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	375,900	33,079
TOTAL COMMON STOCKS (Cost $5,679,386)		6,890,525
Convertible Preferred Stocks - 0.0%

INDUSTRIALS - 0.0%
Airlines - 0.0%
Skybus Airlines, Inc.:
Series A (a)(f)	2,300,000	23
Series B (a)(f)	1,671,354	17
		40
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,692)		40
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	2,290,331	$ 2,290
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	44,756,800	44,757
TOTAL MONEY MARKET FUNDS (Cost $47,047)		47,047
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,747,125)		6,937,612
NET OTHER ASSETS - (1.3)%		(91,121)
NET ASSETS - 100%		$ 6,846,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Fidelity Securities Lending Cash Central Fund	1,577
Total	$ 1,925
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DeVry, Inc.	$ 354,905	$ 35,438	$ 60,409	$ 387	$ 341,624
Flowserve Corp.	342,873	11,658	124,957	1,224	-
Global Cash Access Holdings, Inc.	25,604	1,180	-	-	54,248
Harman International Industries, Inc.	425,936	-	98,631	121	172,375
Knoll, Inc.	74,278	-	49,086	510	-
Nexans SA	184,404	-	54,242	2,408	-
Prysmian SpA	244,115	-	99,912	2,777	-
SiRF Technology Holdings, Inc.	81,061	-	38,282	-	-
Universal Technical Institute, Inc.	49,791	-	35,304	-	-
Weight Watchers International, Inc.	218,394	12,711	37,509	1,644	167,203
Total	$ 2,001,361	$ 60,987	$ 598,332	$ 9,071	$ 735,450
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,937,612	$ 6,937,572	$ -	$ 40
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 32,838
Total Realized Gain (Loss)	(8,793)
Total Unrealized Gain (Loss)	(14,598)
Cost of Purchases	0
Proceeds of Sales	(9,407)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 40

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.5%
France	5.0%
Finland	3.5%
Canada	3.3%
Brazil	3.3%
India	2.7%
Italy	1.8%
Greece	1.5%
Others (individually less than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,642) - See accompanying schedule: Unaffiliated issuers (cost $5,101,968)	$ 6,155,115
Fidelity Central Funds (cost $47,047)	47,047
Other affiliated issuers (cost $598,110)	735,450
Total Investments (cost $5,747,125)		$ 6,937,612
Cash		468
Foreign currency held at value (cost $4,178)		4,179
Receivable for investments sold		129,186
Receivable for fund shares sold		3,970
Dividends receivable		4,963
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		15
Other receivables		45
Total assets		7,081,395

Liabilities
Payable for investments purchased	$ 167,951
Payable for fund shares redeemed	15,163
Accrued management fee	3,156
Distribution fees payable	2,440
Other affiliated payables	1,275
Other payables and accrued expenses	162
Collateral on securities loaned, at value	44,757
Total liabilities		234,904

Net Assets		$ 6,846,491
Net Assets consist of:
Paid in capital		$ 6,227,557
Accumulated net investment loss		(4,584)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(566,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,190,512
Net Assets		$ 6,846,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,684,463 ÷ 75,729 shares)	$ 22.24

Maximum offering price per share (100/94.25 of $22.24)	$ 23.60
Class T: Net Asset Value and redemption price per share ($3,302,198 ÷ 146,701 shares)	$ 22.51

Maximum offering price per share (100/96.50 of $22.51)	$ 23.33
Class B: Net Asset Value and offering price per share ($462,052 ÷ 21,663 shares)A	$ 21.33

Class C: Net Asset Value and offering price per share ($402,327 ÷ 18,872 shares)A	$ 21.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($995,451 ÷ 43,194 shares)	$ 23.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $9,071 earned from other affiliated issuers)		$ 36,285
Interest		250
Income from Fidelity Central Funds		1,925
Total income		38,460

Expenses
Management fee	$ 18,992
Transfer agent fees	7,213
Distribution fees	14,955
Accounting and security lending fees	597
Custodian fees and expenses	479
Independent trustees' compensation	15
Registration fees	140
Audit	38
Legal	27
Interest	138
Miscellaneous	900
Total expenses before reductions	43,494
Expense reductions	(451)	43,043
Net investment income (loss)		(4,583)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(412,659)
Other affiliated issuers	(124,914)
Foreign currency transactions	(2,251)
Total net realized gain (loss)		(539,824)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $64)	110,204
Assets and liabilities in foreign currencies	(32)
Total change in net unrealized appreciation (depreciation)		110,172
Net gain (loss)		(429,652)
Net increase (decrease) in net assets resulting from operations		$ (434,235)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,583)	$ (50,268)
Net realized gain (loss)	(539,824)	1,220,776
Change in net unrealized appreciation (depreciation)	110,172	(282,788)
Net increase (decrease) in net assets resulting from operations	(434,235)	887,720
Distributions to shareholders from net realized gain	(1,001,239)	(607,303)
Share transactions - net increase (decrease)	371,800	(164,364)
Total increase (decrease) in net assets	(1,063,674)	116,053

Net Assets
Beginning of period	7,910,165	7,794,112
End of period (including accumulated net investment loss of $4,584 and accumulated net investment loss of $1, respectively)	$ 6,846,491	$ 7,910,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.93	$ 26.10	$ 26.31	$ 24.84	$ 21.08	$ 15.73
Income from Investment Operations
Net investment income (loss) E	- J	(.12)	(.06)	(.04)	.03 H, K	(.06)
Net realized and unrealized gain (loss)	(1.22)	3.02	3.26	2.68	3.73	5.41
Total from investment operations	(1.22)	2.90	3.20	2.64	3.76	5.35
Distributions from net realized gain	(3.47)	(2.07)	(3.41)	(1.17)	-	-
Net asset value, end of period	$ 22.24	$ 26.93	$ 26.10	$ 26.31	$ 24.84	$ 21.08
Total Return B, C, D	(5.05)%	11.97%	13.57%	11.16%	17.84%	34.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12% A	1.10%	1.10%	1.15%	1.18%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.10%	1.10%	1.15%	1.18%	1.21%
Expenses net of all reductions	1.11% A	1.09%	1.08%	1.08%	1.11%	1.07%
Net investment income (loss)	.02% A	(.44)%	(.25)%	(.18)%	.14% K	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,684	$ 1,850	$ 1,646	$ 1,565	$ 1,479	$ 877
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.16	$ 26.31	$ 26.48	$ 24.99	$ 21.24	$ 15.87
Income from Investment Operations
Net investment income (loss) E	(.02)	(.17)	(.10)	(.08)	- H, J, K	(.09)
Net realized and unrealized gain (loss)	(1.22)	3.04	3.28	2.71	3.75	5.46
Total from investment operations	(1.24)	2.87	3.18	2.63	3.75	5.37
Distributions from net realized gain	(3.41)	(2.02)	(3.35)	(1.14)	-	-
Net asset value, end of period	$ 22.51	$ 27.16	$ 26.31	$ 26.48	$ 24.99	$ 21.24
Total Return B, C, D	(5.10)%	11.73%	13.36%	11.01%	17.66%	33.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.30%	1.28%	1.31%	1.32%	1.39%
Expenses net of fee waivers, if any	1.31% A	1.30%	1.28%	1.31%	1.32%	1.39%
Expenses net of all reductions	1.30% A	1.29%	1.26%	1.24%	1.25%	1.24%
Net investment income (loss)	(.17)% A	(.63)%	(.43)%	(.34)%	(.01)% K	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,302	$ 3,946	$ 4,055	$ 4,182	$ 4,698	$ 3,228
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.80	$ 25.06	$ 25.35	$ 23.97	$ 20.51	$ 15.41
Income from Investment Operations
Net investment income (loss) E	(.08)	(.32)	(.25)	(.23)	(.14) H, J	(.18)
Net realized and unrealized gain (loss)	(1.17)	2.92	3.14	2.60	3.60	5.28
Total from investment operations	(1.25)	2.60	2.89	2.37	3.46	5.10
Distributions from net realized gain	(3.22)	(1.86)	(3.18)	(.99)	-	-
Net asset value, end of period	$ 21.33	$ 25.80	$ 25.06	$ 25.35	$ 23.97	$ 20.51
Total Return B, C, D	(5.40)%	11.08%	12.62%	10.30%	16.87%	33.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.91%	1.92%	1.95%	1.97%	1.98%
Expenses net of fee waivers, if any	1.92% A	1.91%	1.92%	1.95%	1.97%	1.98%
Expenses net of all reductions	1.91% A	1.90%	1.90%	1.89%	1.91%	1.84%
Net investment income (loss)	(.78)% A	(1.24)%	(1.07)%	(.98)%	(.66)% J	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 462	$ 621	$ 763	$ 874	$ 972	$ 829
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 25.09	$ 25.38	$ 24.00	$ 20.52	$ 15.42
Income from Investment Operations
Net investment income (loss) E	(.08)	(.30)	(.24)	(.22)	(.13) H, J	(.18)
Net realized and unrealized gain (loss)	(1.16)	2.91	3.14	2.61	3.61	5.28
Total from investment operations	(1.24)	2.61	2.90	2.39	3.48	5.10
Distributions from net realized gain	(3.26)	(1.88)	(3.19)	(1.01)	-	-
Net asset value, end of period	$ 21.32	$ 25.82	$ 25.09	$ 25.38	$ 24.00	$ 20.52
Total Return B, C, D	(5.37)%	11.13%	12.66%	10.38%	16.96%	33.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.86%	1.86%	1.90%	1.92%	1.92%
Expenses net of fee waivers, if any	1.88% A	1.86%	1.86%	1.90%	1.92%	1.92%
Expenses net of all reductions	1.86% A	1.85%	1.84%	1.84%	1.85%	1.78%
Net investment income (loss)	(.74)% A	(1.19)%	(1.01)%	(.93)%	(.60)% J	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 402	$ 486	$ 525	$ 577	$ 653	$ 500
Portfolio turnover rate G	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.81	$ 26.90	$ 27.04	$ 25.48	$ 21.54	$ 16.00
Income from Investment Operations
Net investment income (loss) D	.04	(.04)	.02	.05	.12 G, I	.02
Net realized and unrealized gain (loss)	(1.25)	3.11	3.35	2.76	3.82	5.52
Total from investment operations	(1.21)	3.07	3.37	2.81	3.94	5.54
Distributions from net realized gain	(3.55)	(2.16)	(3.51)	(1.25)	-	-
Net asset value, end of period	$ 23.05	$ 27.81	$ 26.90	$ 27.04	$ 25.48	$ 21.54
Total Return B, C	(4.85)%	12.29%	13.90%	11.58%	18.29%	34.63%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.80%	.78%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.82% A	.80%	.78%	.79%	.79%	.81%
Expenses net of all reductions	.80% A	.80%	.76%	.73%	.73%	.66%
Net investment income (loss)	.33% A	(.14)%	.07%	.18%	.52% I	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 995	$ 1,006	$ 804	$ 687	$ 647	$ 393
Portfolio turnover rate F	153% A	101%	142%	138%	130%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.10 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC),defaulted bonds, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,396,895
Unrealized depreciation	(229,389)
Net unrealized appreciation (depreciation)	$ 1,167,506
Cost for federal income tax purposes	$ 5,770,106

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,321,922 and $5,890,868, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in October 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,049	$ 75
Class T	.25%	.25%	8,337	13
Class B	.75%	.25%	2,513	1,887
Class C	.75%	.25%	2,056	45
			$ 14,955	$ 2,020

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	22
Class B*	276
Class C*	4
$ 326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,033.25
Class T	3,032.18
Class B	742.30
Class C	512.25
Institutional Class	894.19
	$ 7,213

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $0 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,869	3.09%	$ 138

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,577.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $402 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 18
Class T	16
Class C	1
Institutional Class	12
$ 47

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,508, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 239,472	$ 132,424
Class T	492,531	313,494
Class B	76,943	56,687
Class C	61,234	39,472
Institutional Class	131,059	65,226
Total	$ 1,001,239	$ 607,303

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	10,666	19,701	$ 230,177	$ 521,466
Reinvestment of distributions	9,666	5,140	225,308	126,603
Shares redeemed	(13,318)	(19,206)	(283,834)	(505,969)
Net increase (decrease)	7,014	5,635	$ 171,651	$ 142,100
Class T
Shares sold	12,418	29,017	$ 269,362	$ 774,090
Reinvestment of distributions	20,202	12,168	476,968	302,822
Shares redeemed	(31,197)	(50,055)	(678,328)	(1,329,001)
Net increase (decrease)	1,423	(8,870)	$ 68,002	$ (252,089)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class B
Shares sold	269	469	$ 5,684	$ 11,725
Reinvestment of distributions	3,162	2,190	70,947	52,096
Shares redeemed	(5,829)	(9,059)	(118,651)	(229,537)
Net increase (decrease)	(2,398)	(6,400)	$ (42,020)	$ (165,716)
Class C
Shares sold	568	858	$ 12,118	$ 21,454
Reinvestment of distributions	2,336	1,420	52,371	33,794
Shares redeemed	(2,863)	(4,355)	(57,995)	(110,257)
Net increase (decrease)	41	(2,077)	$ 6,494	$ (55,009)
Institutional Class
Shares sold	8,515	9,980	$ 190,560	$ 271,561
Reinvestment of distributions	4,758	2,203	114,735	55,866
Shares redeemed	(6,257)	(5,901)	(137,622)	(161,077)
Net increase (decrease)	7,016	6,282	$ 167,673	$ 166,350

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0708
1.786800.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,007.40	$ 6.57
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.61
Class T
Actual	$ 1,000.00	$ 1,006.80	$ 7.48
Hypothetical A	$ 1,000.00	$ 1,017.55	$ 7.52
Class B
Actual	$ 1,000.00	$ 1,003.60	$ 10.42
Hypothetical A	$ 1,000.00	$ 1,014.60	$ 10.48
Class C
Actual	$ 1,000.00	$ 1,003.60	$ 10.32
Hypothetical A	$ 1,000.00	$ 1,014.70	$ 10.38
Institutional Class
Actual	$ 1,000.00	$ 1,009.20	$ 4.92
Hypothetical A	$ 1,000.00	$ 1,020.10	$ 4.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.31%
Class T	1.49%
Class B	2.08%
Class C	2.06%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
FTI Consulting, Inc.	5.3	5.3
DRS Technologies, Inc.	4.2	2.7
Alliant Techsystems, Inc.	4.1	3.4
Affiliated Computer Services, Inc. Class A	3.6	0.0
Health Care REIT, Inc.	3.2	1.6
United Drug PLC (Ireland)	2.5	1.1
URS Corp.	2.4	1.8
Airgas, Inc.	2.1	1.4
VT Group PLC	2.0	1.6
CGI Group, Inc. Class A (sub. vtg.)	2.0	0.0
	31.4
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.1	25.0
Health Care	17.4	7.5
Information Technology	16.1	13.5
Financials	9.7	17.3
Energy	7.6	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 87.3%		Stocks 84.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 12.6%		Short-Term Investments and Net Other Assets 15.2%
* Foreign investments	22.1%	** Foreign investments	24.5%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)(e)	1,232,700	$ 27,600
Diversified Consumer Services - 0.5%
Navitas Ltd.	8,697,972	17,292
Hotels, Restaurants & Leisure - 0.6%
Kangwon Land, Inc.	914,660	21,705
Internet & Catalog Retail - 0.0%
PetMed Express, Inc. (a)	160,218	2,235
TOTAL CONSUMER DISCRETIONARY		68,832
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
TreeHouse Foods, Inc. (a)	869,305	22,715
ENERGY - 7.6%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	651,000	66,343
Petroleum Geo-Services ASA	830,700	24,466
		90,809
Oil, Gas & Consumable Fuels - 5.1%
Boardwalk Pipeline Partners, LP	2,152,244	57,551
Buckeye Partners LP	687,900	32,875
Forest Oil Corp. (a)	449,635	30,013
Petroleum Development Corp. (a)	674,038	46,576
Sunoco Logistics Partners LP	322,600	16,856
		183,871
TOTAL ENERGY		274,680
FINANCIALS - 9.7%
Capital Markets - 1.2%
HCI Capital AG	1,076,068	19,285
MPC Muenchmeyer Petersen Capital AG	368,461	25,737
		45,022
Commercial Banks - 0.5%
Gunma Bank Ltd.	2,268,000	16,283
Diversified Financial Services - 0.3%
Interactive Brokers Group, Inc.	275,121	8,961
Insurance - 4.5%
Affirmative Insurance Holdings, Inc. (e)	879,944	6,828
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Commerce Group, Inc., Massachusetts	1,217,072	$ 44,752
Delphi Financial Group, Inc. Class A	438,373	12,665
First Mercury Financial Corp. (a)(e)	1,000,235	17,664
Mercer Insurance Group, Inc. (e)	656,100	11,711
Protective Life Corp.	422,400	17,732
Reinsurance Group of America, Inc.	1,004,900	51,672
		163,024
Real Estate Investment Trusts - 3.2%
Health Care REIT, Inc.	2,376,900	114,804
TOTAL FINANCIALS		348,094
HEALTH CARE - 17.4%
Biotechnology - 1.0%
Cubist Pharmaceuticals, Inc. (a)	1,897,244	36,161
Health Care Equipment & Supplies - 2.7%
COLTENE Holding AG (e)	451,104	38,086
Invacare Corp.	1,360,254	24,729
Kinetic Concepts, Inc. (a)	532,125	23,110
Medical Action Industries, Inc. (a)(e)	833,255	11,066
		96,991
Health Care Providers & Services - 11.3%
AmSurg Corp. (a)(e)	2,193,667	59,843
Centene Corp. (a)(e)	2,277,800	48,084
CML Healthcare Income Fund	2,745,200	42,276
IPC The Hospitalist Co., Inc. (e)	982,235	22,483
Molina Healthcare, Inc. (a)(d)(e)	1,681,200	50,705
Psychiatric Solutions, Inc. (a)	1,126,300	41,076
RehabCare Group, Inc. (a)(e)	1,612,223	27,359
ResCare, Inc. (a)	1,337,292	25,502
United Drug PLC (Ireland) (e)	14,726,984	88,894
		406,222
Pharmaceuticals - 2.4%
Barr Pharmaceuticals, Inc. (a)	713,600	31,256
Sciele Pharma, Inc. (a)(d)	1,423,100	31,180
Watson Pharmaceuticals, Inc. (a)	898,300	25,655
		88,091
TOTAL HEALTH CARE		627,465
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 30.1%
Aerospace & Defense - 12.9%
Alliant Techsystems, Inc. (a)	1,369,467	$ 148,669
DRS Technologies, Inc.	1,936,200	152,534
Moog, Inc. Class A (a)	400,000	18,136
QinetiQ Group PLC	9,303,105	38,147
Triumph Group, Inc.	570,159	35,458
VT Group PLC	5,622,084	72,835
		465,779
Commercial Services & Supplies - 10.3%
Babcock International Group PLC	3,262,272	40,324
CBIZ, Inc. (a)	2,067,118	17,612
FTI Consulting, Inc. (a)(e)	3,177,714	190,857
Multi-Color Corp. (e)	790,357	17,585
Prosegur Comp Securidad SA (Reg.)	1,353,825	59,667
Spice PLC	2,573,314	29,158
Watson Wyatt Worldwide, Inc. Class A	258,722	15,153
		370,356
Construction & Engineering - 4.2%
Chicago Bridge & Iron Co. NV (NY Shares)	1,429,233	65,316
URS Corp. (a)	1,820,700	87,048
		152,364
Industrial Conglomerates - 2.7%
Bidvest Group Ltd.	2,158,657	30,426
DCC PLC (Ireland)	2,927,700	68,092
		98,518
TOTAL INDUSTRIALS		1,087,017
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.0%
Harris Corp.	1,056,523	69,498
ViaSat, Inc. (a)	137,301	2,957
		72,455
Electronic Equipment & Instruments - 1.1%
Diploma PLC	5,021,920	16,414
Elec & Eltek International Co. Ltd.	1,304,000	2,334
Jabil Circuit, Inc.	1,606,434	20,434
		39,182
IT Services - 11.5%
Affiliated Computer Services, Inc. Class A (a)	2,407,807	130,503
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CACI International, Inc. Class A (a)	1,000,000	$ 50,970
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	70,957
Integral Systems, Inc.	228,225	9,035
ManTech International Corp. Class A (a)	800,000	40,344
Metavante Holding Co. (a)	2,198,273	55,968
NCI, Inc. Class A (a)	329,877	6,927
TNS, Inc. (e)	2,073,497	51,900
		416,604
Software - 1.5%
EPIQ Systems, Inc. (a)(e)	3,242,369	53,467
FalconStor Software, Inc. (a)	58,031	519
		53,986
TOTAL INFORMATION TECHNOLOGY		582,227
MATERIALS - 2.1%
Chemicals - 2.1%
Airgas, Inc.	1,303,900	77,152
UTILITIES - 1.8%
Gas Utilities - 1.8%
UGI Corp.	2,353,000	63,484
TOTAL COMMON STOCKS (Cost $2,756,182)		3,151,666
Convertible Bonds - 0.1%
		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Jumbo SA 0.1% 8/8/13	EUR	52	1,694
TOTAL CONVERTIBLE BONDS (Cost $665)			1,694
Money Market Funds - 15.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	495,475,238	$ 495,475
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	47,510,100	47,510
TOTAL MONEY MARKET FUNDS (Cost $542,985)		542,985
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,299,832)		3,696,345
NET OTHER ASSETS - (2.4)%		(86,449)
NET ASSETS - 100%		$ 3,609,896
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,214
Fidelity Securities Lending Cash Central Fund	331
Total	$ 8,545
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 12,379	$ -	$ 1,904	$ 44	$ 6,828
Aftermarket Technology Corp.	33,817	496	-	-	27,600
AmSurg Corp.	-	60,263	-	-	59,843
Centene Corp.	-	47,210	-	-	48,084
COLTENE Holding AG (formerly Medisize Holding AG)	16,976	16,109	-	1,618	38,086
EPIQ Systems, Inc.	49,231	7,335	-	-	53,467
First Mercury Financial Corp.	21,225	-	-	-	17,664
FTI Consulting, Inc.	192,153	26,997	42,638	-	190,857
IPC The Hospitalist Co., Inc.	-	19,782	-	-	22,483
Medical Action Industries, Inc.	16,265	368	-	-	11,066
Mercer Insurance Group, Inc.	11,620	-	-	66	11,711
Molina Healthcare, Inc.	-	51,822	-	-	50,705
Multi-Color Corp.	-	18,737	-	67	17,585
RehabCare Group, Inc.	25,455	11,123	-	-	27,359
Sciele Pharma, Inc.	47,447	33,657	46,930	1	-
TNS, Inc.	-	36,756	-	-	51,900
United Drug PLC (Ireland)	39,129	40,499	-	508	88,894
Total	$ 465,697	$ 371,154	$ 91,472	$ 2,304	$ 724,132
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,696,345	$ 3,694,651	$ 1,694	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.9%
United Kingdom	5.4%
Ireland	4.4%
Canada	3.2%
Netherlands	1.8%
Spain	1.7%
Germany	1.2%
Switzerland	1.1%
Others (individually less than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,475) - See accompanying schedule: Unaffiliated issuers (cost $2,152,521)	$ 2,429,228
Fidelity Central Funds (cost $542,985)	542,985
Other affiliated issuers (cost $604,326)	724,132
Total Investments (cost $3,299,832)		$ 3,696,345
Receivable for investments sold		18,588
Receivable for fund shares sold		18,727
Dividends receivable		3,489
Distributions receivable from Fidelity Central Funds		1,259
Prepaid expenses		6
Other receivables		73
Total assets		3,738,487

Liabilities
Payable for investments purchased	$ 69,479
Payable for fund shares redeemed	7,520
Accrued management fee	2,078
Distribution fees payable	1,165
Other affiliated payables	780
Other payables and accrued expenses	59
Collateral on securities loaned, at value	47,510
Total liabilities		128,591

Net Assets		$ 3,609,896
Net Assets consist of:
Paid in capital		$ 3,033,932
Undistributed net investment income		5,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		174,443
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		396,499
Net Assets		$ 3,609,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,038,764 ÷ 42,654 shares)	$ 24.35

Maximum offering price per share (100/94.25 of $24.35)	$ 25.84
Class T: Net Asset Value and redemption price per share ($1,445,252 ÷ 60,993 shares)	$ 23.70

Maximum offering price per share (100/96.50 of $23.70)	$ 24.56
Class B: Net Asset Value and offering price per share ($135,284 ÷ 6,111 shares)A	$ 22.14

Class C: Net Asset Value and offering price per share ($303,428 ÷ 13,587 shares)A	$ 22.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($687,168 ÷ 27,149 shares)	$ 25.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $2,304 earned from other affiliated issuers)		$ 20,604
Interest		62
Income from Fidelity Central Funds		8,545
Total income		29,211

Expenses
Management fee	$ 12,202
Transfer agent fees	4,173
Distribution fees	6,944
Accounting and security lending fees	516
Custodian fees and expenses	89
Independent trustees' compensation	7
Registration fees	74
Audit	28
Legal	11
Miscellaneous	465
Total expenses before reductions	24,509
Expense reductions	(320)	24,189
Net investment income (loss)		5,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173,977
Other affiliated issuers	1,066
Foreign currency transactions	(102)
Total net realized gain (loss)		174,941
Change in net unrealized appreciation (depreciation) on: Investment securities	(157,508)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(157,520)
Net gain (loss)		17,421
Net increase (decrease) in net assets resulting from operations		$ 22,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,022	$ 544
Net realized gain (loss)	174,941	156,812
Change in net unrealized appreciation (depreciation)	(157,520)	226,673
Net increase (decrease) in net assets resulting from operations	22,443	384,029
Distributions to shareholders from net realized gain	(137,152)	(270,064)
Share transactions - net increase (decrease)	132,425	98,030
Total increase (decrease) in net assets	17,716	211,995

Net Assets
Beginning of period	3,592,180	3,380,185
End of period (including undistributed net investment income of $5,022 and undistributed net investment income of $651, respectively)	$ 3,609,896	$ 3,592,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.12	$ 24.38	$ 26.65	$ 24.10	$ 19.63	$ 15.56
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.11)	(.19)	(.17) H	(.16)
Net realized and unrealized gain (loss)	.13	2.61	2.37	2.78	4.64	4.23
Total from investment operations	.18	2.65	2.26	2.59	4.47	4.07
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 24.35	$ 25.12	$ 24.38	$ 26.65	$ 24.10	$ 19.63
Total Return B, C, D	.74%	11.73%	9.62%	10.77%	22.77%	26.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.31%	1.32%	1.39%	1.36%	1.39%
Expenses net of fee waivers, if any	1.31% A	1.31%	1.32%	1.39%	1.36%	1.39%
Expenses net of all reductions	1.29% A	1.30%	1.28%	1.36%	1.34%	1.35%
Net investment income (loss)	.41% A	.15%	(.46)%	(.74)%	(.81)%	(.99)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,039	$ 1,012	$ 805	$ 636	$ 432	$ 193
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 23.86	$ 26.22	$ 23.74	$ 19.38	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	(.15)	(.22)	(.22) H	(.20)
Net realized and unrealized gain (loss)	.13	2.55	2.32	2.74	4.58	4.18
Total from investment operations	.16	2.54	2.17	2.52	4.36	3.98
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 23.70	$ 24.49	$ 23.86	$ 26.22	$ 23.74	$ 19.38
Total Return B, C, D	.68%	11.51%	9.40%	10.64%	22.50%	25.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.50%	1.50%	1.54%	1.58%	1.63%
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.54%	1.58%	1.63%
Expenses net of all reductions	1.47% A	1.49%	1.46%	1.51%	1.57%	1.59%
Net investment income (loss)	.22% A	(.04)%	(.64)%	(.89)%	(1.04)%	(1.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,445	$ 1,515	$ 1,521	$ 1,514	$ 1,240	$ 854
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.01	$ 22.65	$ 25.24	$ 23.00	$ 18.88	$ 15.09
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.28)	(.35)	(.33) H	(.28)
Net realized and unrealized gain (loss)	.12	2.41	2.22	2.63	4.45	4.07
Total from investment operations	.08	2.27	1.94	2.28	4.12	3.79
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 22.14	$ 23.01	$ 22.65	$ 25.24	$ 23.00	$ 18.88
Total Return B, C, D	.36%	10.88%	8.75%	9.93%	21.82%	25.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.09%	2.12%	2.13%	2.18%	2.19%
Expenses net of fee waivers, if any	2.08% A	2.09%	2.12%	2.13%	2.18%	2.19%
Expenses net of all reductions	2.06% A	2.08%	2.08%	2.10%	2.16%	2.15%
Net investment income (loss)	(.37)% A	(.63)%	(1.26)%	(1.48)%	(1.63)%	(1.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 159	$ 221	$ 315	$ 343	$ 298
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 22.82	$ 25.39	$ 23.12	$ 18.97	$ 15.15
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.27)	(.35)	(.32) H	(.27)
Net realized and unrealized gain (loss)	.12	2.43	2.23	2.66	4.47	4.09
Total from investment operations	.08	2.29	1.96	2.31	4.15	3.82
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 22.33	$ 23.20	$ 22.82	$ 25.39	$ 23.12	$ 18.97
Total Return B, C, D	.36%	10.89%	8.78%	10.01%	21.88%	25.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.06%	2.07%	2.10%	2.12%	2.13%
Expenses net of fee waivers, if any	2.06% A	2.06%	2.07%	2.10%	2.12%	2.13%
Expenses net of all reductions	2.04% A	2.05%	2.04%	2.07%	2.10%	2.09%
Net investment income (loss)	(.35)% A	(.60)%	(1.21)%	(1.45)%	(1.57)%	(1.73)%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 306	$ 311	$ 317	$ 294	$ 241
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.03	$ 25.19	$ 27.31	$ 24.60	$ 19.96	$ 15.76
Income from Investment Operations
Net investment income (loss) D	.09	.12	(.03)	(.09)	(.10) G	(.10)
Net realized and unrealized gain (loss)	.14	2.70	2.44	2.84	4.74	4.30
Total from investment operations	.23	2.82	2.41	2.75	4.64	4.20
Distributions from net realized gain	(.95)	(1.98)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 25.31	$ 26.03	$ 25.19	$ 27.31	$ 24.60	$ 19.96
Total Return B, C	.92%	12.09%	9.99%	11.20%	23.25%	26.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	.99%	.97%	.98%	1.01%	.99%
Expenses net of fee waivers, if any	.98% A	.99%	.97%	.98%	1.01%	.99%
Expenses net of all reductions	.96% A	.98%	.94%	.95%	.99%	.95%
Net investment income (loss)	.73% A	.47%	(.12)%	(.33)%	(.46)%	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 687	$ 600	$ 523	$ 421	$ 227	$ 108
Portfolio turnover rate F	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 491,784
Unrealized depreciation	(97,050)
Net unrealized appreciation (depreciation)	$ 394,734
Cost for federal income tax purposes	$ 3,301,611

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,860,596 and $1,769,864, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,236	$ 96
Class T	.25%	.25%	3,556	5
Class B	.75%	.25%	707	531
Class C	.75%	.25%	1,445	147
			$ 6,944	$ 779

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	27
Class B*	100
Class C*	10
$ 240

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,389.28
Class T	1,538.22
Class B	211.30
Class C	409.28
Institutional Class	626.20
	$ 4,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $331.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $278 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11
Class T	3
Class C	1
Institutional Class	5
$ 20

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $134,451, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 38,343	$ 63,271
Class T	58,214	121,582
Class B	6,436	18,441
Class C	12,454	25,941
Institutional Class	21,705	40,829
Total	$ 137,152	$ 270,064

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	8,263	16,385	$ 195,289	$ 400,061
Reinvestment of distributions	1,444	2,514	34,804	56,900
Shares redeemed	(7,323)	(11,637)	(171,768)	(282,496)
Net increase (decrease)	2,384	7,262	$ 58,325	$ 174,465
Class T
Shares sold	7,482	16,471	$ 171,494	$ 391,722
Reinvestment of distributions	2,359	5,222	55,368	115,404
Shares redeemed	(10,709)	(23,580)	(245,693)	(561,740)
Net increase (decrease)	(868)	(1,887)	$ (18,831)	$ (54,614)
Class B
Shares sold	262	591	$ 5,649	$ 13,203
Reinvestment of distributions	269	805	5,915	16,801
Shares redeemed	(1,321)	(4,241)	(28,339)	(94,084)
Net increase (decrease)	(790)	(2,845)	$ (16,775)	$ (64,080)
Class C
Shares sold	1,601	1,932	$ 34,854	$ 43,680
Reinvestment of distributions	497	1,087	11,014	22,879
Shares redeemed	(1,706)	(3,452)	(36,751)	(77,743)
Net increase (decrease)	392	(433)	$ 9,117	$ (11,184)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Institutional Class
Shares sold	7,006	7,575	$ 171,060	$ 190,462
Reinvestment of distributions	747	1,474	18,685	34,456
Shares redeemed	(3,660)	(6,736)	(89,156)	(171,475)
Net increase (decrease)	4,093	2,313	$ 100,589	$ 53,443

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0708
1.786801.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Small Cap
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,007.40	$ 6.57
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.61
Class T
Actual	$ 1,000.00	$ 1,006.80	$ 7.48
Hypothetical A	$ 1,000.00	$ 1,017.55	$ 7.52
Class B
Actual	$ 1,000.00	$ 1,003.60	$ 10.42
Hypothetical A	$ 1,000.00	$ 1,014.60	$ 10.48
Class C
Actual	$ 1,000.00	$ 1,003.60	$ 10.32
Hypothetical A	$ 1,000.00	$ 1,014.70	$ 10.38
Institutional Class
Actual	$ 1,000.00	$ 1,009.20	$ 4.92
Hypothetical A	$ 1,000.00	$ 1,020.10	$ 4.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.31%
Class T	1.49%
Class B	2.08%
Class C	2.06%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
FTI Consulting, Inc.	5.3	5.3
DRS Technologies, Inc.	4.2	2.7
Alliant Techsystems, Inc.	4.1	3.4
Affiliated Computer Services, Inc. Class A	3.6	0.0
Health Care REIT, Inc.	3.2	1.6
United Drug PLC (Ireland)	2.5	1.1
URS Corp.	2.4	1.8
Airgas, Inc.	2.1	1.4
VT Group PLC	2.0	1.6
CGI Group, Inc. Class A (sub. vtg.)	2.0	0.0
	31.4
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.1	25.0
Health Care	17.4	7.5
Information Technology	16.1	13.5
Financials	9.7	17.3
Energy	7.6	7.9
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 87.3%		Stocks 84.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 12.6%		Short-Term Investments and Net Other Assets 15.2%
* Foreign investments	22.1%	** Foreign investments	24.5%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)(e)	1,232,700	$ 27,600
Diversified Consumer Services - 0.5%
Navitas Ltd.	8,697,972	17,292
Hotels, Restaurants & Leisure - 0.6%
Kangwon Land, Inc.	914,660	21,705
Internet & Catalog Retail - 0.0%
PetMed Express, Inc. (a)	160,218	2,235
TOTAL CONSUMER DISCRETIONARY		68,832
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
TreeHouse Foods, Inc. (a)	869,305	22,715
ENERGY - 7.6%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	651,000	66,343
Petroleum Geo-Services ASA	830,700	24,466
		90,809
Oil, Gas & Consumable Fuels - 5.1%
Boardwalk Pipeline Partners, LP	2,152,244	57,551
Buckeye Partners LP	687,900	32,875
Forest Oil Corp. (a)	449,635	30,013
Petroleum Development Corp. (a)	674,038	46,576
Sunoco Logistics Partners LP	322,600	16,856
		183,871
TOTAL ENERGY		274,680
FINANCIALS - 9.7%
Capital Markets - 1.2%
HCI Capital AG	1,076,068	19,285
MPC Muenchmeyer Petersen Capital AG	368,461	25,737
		45,022
Commercial Banks - 0.5%
Gunma Bank Ltd.	2,268,000	16,283
Diversified Financial Services - 0.3%
Interactive Brokers Group, Inc.	275,121	8,961
Insurance - 4.5%
Affirmative Insurance Holdings, Inc. (e)	879,944	6,828
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Commerce Group, Inc., Massachusetts	1,217,072	$ 44,752
Delphi Financial Group, Inc. Class A	438,373	12,665
First Mercury Financial Corp. (a)(e)	1,000,235	17,664
Mercer Insurance Group, Inc. (e)	656,100	11,711
Protective Life Corp.	422,400	17,732
Reinsurance Group of America, Inc.	1,004,900	51,672
		163,024
Real Estate Investment Trusts - 3.2%
Health Care REIT, Inc.	2,376,900	114,804
TOTAL FINANCIALS		348,094
HEALTH CARE - 17.4%
Biotechnology - 1.0%
Cubist Pharmaceuticals, Inc. (a)	1,897,244	36,161
Health Care Equipment & Supplies - 2.7%
COLTENE Holding AG (e)	451,104	38,086
Invacare Corp.	1,360,254	24,729
Kinetic Concepts, Inc. (a)	532,125	23,110
Medical Action Industries, Inc. (a)(e)	833,255	11,066
		96,991
Health Care Providers & Services - 11.3%
AmSurg Corp. (a)(e)	2,193,667	59,843
Centene Corp. (a)(e)	2,277,800	48,084
CML Healthcare Income Fund	2,745,200	42,276
IPC The Hospitalist Co., Inc. (e)	982,235	22,483
Molina Healthcare, Inc. (a)(d)(e)	1,681,200	50,705
Psychiatric Solutions, Inc. (a)	1,126,300	41,076
RehabCare Group, Inc. (a)(e)	1,612,223	27,359
ResCare, Inc. (a)	1,337,292	25,502
United Drug PLC (Ireland) (e)	14,726,984	88,894
		406,222
Pharmaceuticals - 2.4%
Barr Pharmaceuticals, Inc. (a)	713,600	31,256
Sciele Pharma, Inc. (a)(d)	1,423,100	31,180
Watson Pharmaceuticals, Inc. (a)	898,300	25,655
		88,091
TOTAL HEALTH CARE		627,465
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 30.1%
Aerospace & Defense - 12.9%
Alliant Techsystems, Inc. (a)	1,369,467	$ 148,669
DRS Technologies, Inc.	1,936,200	152,534
Moog, Inc. Class A (a)	400,000	18,136
QinetiQ Group PLC	9,303,105	38,147
Triumph Group, Inc.	570,159	35,458
VT Group PLC	5,622,084	72,835
		465,779
Commercial Services & Supplies - 10.3%
Babcock International Group PLC	3,262,272	40,324
CBIZ, Inc. (a)	2,067,118	17,612
FTI Consulting, Inc. (a)(e)	3,177,714	190,857
Multi-Color Corp. (e)	790,357	17,585
Prosegur Comp Securidad SA (Reg.)	1,353,825	59,667
Spice PLC	2,573,314	29,158
Watson Wyatt Worldwide, Inc. Class A	258,722	15,153
		370,356
Construction & Engineering - 4.2%
Chicago Bridge & Iron Co. NV (NY Shares)	1,429,233	65,316
URS Corp. (a)	1,820,700	87,048
		152,364
Industrial Conglomerates - 2.7%
Bidvest Group Ltd.	2,158,657	30,426
DCC PLC (Ireland)	2,927,700	68,092
		98,518
TOTAL INDUSTRIALS		1,087,017
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.0%
Harris Corp.	1,056,523	69,498
ViaSat, Inc. (a)	137,301	2,957
		72,455
Electronic Equipment & Instruments - 1.1%
Diploma PLC	5,021,920	16,414
Elec & Eltek International Co. Ltd.	1,304,000	2,334
Jabil Circuit, Inc.	1,606,434	20,434
		39,182
IT Services - 11.5%
Affiliated Computer Services, Inc. Class A (a)	2,407,807	130,503
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CACI International, Inc. Class A (a)	1,000,000	$ 50,970
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	70,957
Integral Systems, Inc.	228,225	9,035
ManTech International Corp. Class A (a)	800,000	40,344
Metavante Holding Co. (a)	2,198,273	55,968
NCI, Inc. Class A (a)	329,877	6,927
TNS, Inc. (e)	2,073,497	51,900
		416,604
Software - 1.5%
EPIQ Systems, Inc. (a)(e)	3,242,369	53,467
FalconStor Software, Inc. (a)	58,031	519
		53,986
TOTAL INFORMATION TECHNOLOGY		582,227
MATERIALS - 2.1%
Chemicals - 2.1%
Airgas, Inc.	1,303,900	77,152
UTILITIES - 1.8%
Gas Utilities - 1.8%
UGI Corp.	2,353,000	63,484
TOTAL COMMON STOCKS (Cost $2,756,182)		3,151,666
Convertible Bonds - 0.1%
		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Jumbo SA 0.1% 8/8/13	EUR	52	1,694
TOTAL CONVERTIBLE BONDS (Cost $665)			1,694
Money Market Funds - 15.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	495,475,238	$ 495,475
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	47,510,100	47,510
TOTAL MONEY MARKET FUNDS (Cost $542,985)		542,985
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,299,832)		3,696,345
NET OTHER ASSETS - (2.4)%		(86,449)
NET ASSETS - 100%		$ 3,609,896
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,214
Fidelity Securities Lending Cash Central Fund	331
Total	$ 8,545
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 12,379	$ -	$ 1,904	$ 44	$ 6,828
Aftermarket Technology Corp.	33,817	496	-	-	27,600
AmSurg Corp.	-	60,263	-	-	59,843
Centene Corp.	-	47,210	-	-	48,084
COLTENE Holding AG (formerly Medisize Holding AG)	16,976	16,109	-	1,618	38,086
EPIQ Systems, Inc.	49,231	7,335	-	-	53,467
First Mercury Financial Corp.	21,225	-	-	-	17,664
FTI Consulting, Inc.	192,153	26,997	42,638	-	190,857
IPC The Hospitalist Co., Inc.	-	19,782	-	-	22,483
Medical Action Industries, Inc.	16,265	368	-	-	11,066
Mercer Insurance Group, Inc.	11,620	-	-	66	11,711
Molina Healthcare, Inc.	-	51,822	-	-	50,705
Multi-Color Corp.	-	18,737	-	67	17,585
RehabCare Group, Inc.	25,455	11,123	-	-	27,359
Sciele Pharma, Inc.	47,447	33,657	46,930	1	-
TNS, Inc.	-	36,756	-	-	51,900
United Drug PLC (Ireland)	39,129	40,499	-	508	88,894
Total	$ 465,697	$ 371,154	$ 91,472	$ 2,304	$ 724,132
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,696,345	$ 3,694,651	$ 1,694	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.9%
United Kingdom	5.4%
Ireland	4.4%
Canada	3.2%
Netherlands	1.8%
Spain	1.7%
Germany	1.2%
Switzerland	1.1%
Others (individually less than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,475) - See accompanying schedule: Unaffiliated issuers (cost $2,152,521)	$ 2,429,228
Fidelity Central Funds (cost $542,985)	542,985
Other affiliated issuers (cost $604,326)	724,132
Total Investments (cost $3,299,832)		$ 3,696,345
Receivable for investments sold		18,588
Receivable for fund shares sold		18,727
Dividends receivable		3,489
Distributions receivable from Fidelity Central Funds		1,259
Prepaid expenses		6
Other receivables		73
Total assets		3,738,487

Liabilities
Payable for investments purchased	$ 69,479
Payable for fund shares redeemed	7,520
Accrued management fee	2,078
Distribution fees payable	1,165
Other affiliated payables	780
Other payables and accrued expenses	59
Collateral on securities loaned, at value	47,510
Total liabilities		128,591

Net Assets		$ 3,609,896
Net Assets consist of:
Paid in capital		$ 3,033,932
Undistributed net investment income		5,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		174,443
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		396,499
Net Assets		$ 3,609,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,038,764 ÷ 42,654 shares)	$ 24.35

Maximum offering price per share (100/94.25 of $24.35)	$ 25.84
Class T: Net Asset Value and redemption price per share ($1,445,252 ÷ 60,993 shares)	$ 23.70

Maximum offering price per share (100/96.50 of $23.70)	$ 24.56
Class B: Net Asset Value and offering price per share ($135,284 ÷ 6,111 shares)A	$ 22.14

Class C: Net Asset Value and offering price per share ($303,428 ÷ 13,587 shares)A	$ 22.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($687,168 ÷ 27,149 shares)	$ 25.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $2,304 earned from other affiliated issuers)		$ 20,604
Interest		62
Income from Fidelity Central Funds		8,545
Total income		29,211

Expenses
Management fee	$ 12,202
Transfer agent fees	4,173
Distribution fees	6,944
Accounting and security lending fees	516
Custodian fees and expenses	89
Independent trustees' compensation	7
Registration fees	74
Audit	28
Legal	11
Miscellaneous	465
Total expenses before reductions	24,509
Expense reductions	(320)	24,189
Net investment income (loss)		5,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173,977
Other affiliated issuers	1,066
Foreign currency transactions	(102)
Total net realized gain (loss)		174,941
Change in net unrealized appreciation (depreciation) on: Investment securities	(157,508)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(157,520)
Net gain (loss)		17,421
Net increase (decrease) in net assets resulting from operations		$ 22,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,022	$ 544
Net realized gain (loss)	174,941	156,812
Change in net unrealized appreciation (depreciation)	(157,520)	226,673
Net increase (decrease) in net assets resulting from operations	22,443	384,029
Distributions to shareholders from net realized gain	(137,152)	(270,064)
Share transactions - net increase (decrease)	132,425	98,030
Total increase (decrease) in net assets	17,716	211,995

Net Assets
Beginning of period	3,592,180	3,380,185
End of period (including undistributed net investment income of $5,022 and undistributed net investment income of $651, respectively)	$ 3,609,896	$ 3,592,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.12	$ 24.38	$ 26.65	$ 24.10	$ 19.63	$ 15.56
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.11)	(.19)	(.17) H	(.16)
Net realized and unrealized gain (loss)	.13	2.61	2.37	2.78	4.64	4.23
Total from investment operations	.18	2.65	2.26	2.59	4.47	4.07
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 24.35	$ 25.12	$ 24.38	$ 26.65	$ 24.10	$ 19.63
Total Return B, C, D	.74%	11.73%	9.62%	10.77%	22.77%	26.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.31%	1.32%	1.39%	1.36%	1.39%
Expenses net of fee waivers, if any	1.31% A	1.31%	1.32%	1.39%	1.36%	1.39%
Expenses net of all reductions	1.29% A	1.30%	1.28%	1.36%	1.34%	1.35%
Net investment income (loss)	.41% A	.15%	(.46)%	(.74)%	(.81)%	(.99)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,039	$ 1,012	$ 805	$ 636	$ 432	$ 193
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 23.86	$ 26.22	$ 23.74	$ 19.38	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	(.15)	(.22)	(.22) H	(.20)
Net realized and unrealized gain (loss)	.13	2.55	2.32	2.74	4.58	4.18
Total from investment operations	.16	2.54	2.17	2.52	4.36	3.98
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 23.70	$ 24.49	$ 23.86	$ 26.22	$ 23.74	$ 19.38
Total Return B, C, D	.68%	11.51%	9.40%	10.64%	22.50%	25.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.50%	1.50%	1.54%	1.58%	1.63%
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.54%	1.58%	1.63%
Expenses net of all reductions	1.47% A	1.49%	1.46%	1.51%	1.57%	1.59%
Net investment income (loss)	.22% A	(.04)%	(.64)%	(.89)%	(1.04)%	(1.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,445	$ 1,515	$ 1,521	$ 1,514	$ 1,240	$ 854
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.01	$ 22.65	$ 25.24	$ 23.00	$ 18.88	$ 15.09
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.28)	(.35)	(.33) H	(.28)
Net realized and unrealized gain (loss)	.12	2.41	2.22	2.63	4.45	4.07
Total from investment operations	.08	2.27	1.94	2.28	4.12	3.79
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 22.14	$ 23.01	$ 22.65	$ 25.24	$ 23.00	$ 18.88
Total Return B, C, D	.36%	10.88%	8.75%	9.93%	21.82%	25.12%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.09%	2.12%	2.13%	2.18%	2.19%
Expenses net of fee waivers, if any	2.08% A	2.09%	2.12%	2.13%	2.18%	2.19%
Expenses net of all reductions	2.06% A	2.08%	2.08%	2.10%	2.16%	2.15%
Net investment income (loss)	(.37)% A	(.63)%	(1.26)%	(1.48)%	(1.63)%	(1.79)%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 159	$ 221	$ 315	$ 343	$ 298
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 22.82	$ 25.39	$ 23.12	$ 18.97	$ 15.15
Income from Investment Operations
Net investment income (loss) E	(.04)	(.14)	(.27)	(.35)	(.32) H	(.27)
Net realized and unrealized gain (loss)	.12	2.43	2.23	2.66	4.47	4.09
Total from investment operations	.08	2.29	1.96	2.31	4.15	3.82
Distributions from net realized gain	(.95)	(1.91)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 22.33	$ 23.20	$ 22.82	$ 25.39	$ 23.12	$ 18.97
Total Return B, C, D	.36%	10.89%	8.78%	10.01%	21.88%	25.21%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.06%	2.07%	2.10%	2.12%	2.13%
Expenses net of fee waivers, if any	2.06% A	2.06%	2.07%	2.10%	2.12%	2.13%
Expenses net of all reductions	2.04% A	2.05%	2.04%	2.07%	2.10%	2.09%
Net investment income (loss)	(.35)% A	(.60)%	(1.21)%	(1.45)%	(1.57)%	(1.73)%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 306	$ 311	$ 317	$ 294	$ 241
Portfolio turnover rate G	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.03	$ 25.19	$ 27.31	$ 24.60	$ 19.96	$ 15.76
Income from Investment Operations
Net investment income (loss) D	.09	.12	(.03)	(.09)	(.10) G	(.10)
Net realized and unrealized gain (loss)	.14	2.70	2.44	2.84	4.74	4.30
Total from investment operations	.23	2.82	2.41	2.75	4.64	4.20
Distributions from net realized gain	(.95)	(1.98)	(4.53)	(.04)	-	-
Net asset value, end of period	$ 25.31	$ 26.03	$ 25.19	$ 27.31	$ 24.60	$ 19.96
Total Return B, C	.92%	12.09%	9.99%	11.20%	23.25%	26.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.98% A	.99%	.97%	.98%	1.01%	.99%
Expenses net of fee waivers, if any	.98% A	.99%	.97%	.98%	1.01%	.99%
Expenses net of all reductions	.96% A	.98%	.94%	.95%	.99%	.95%
Net investment income (loss)	.73% A	.47%	(.12)%	(.33)%	(.46)%	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 687	$ 600	$ 523	$ 421	$ 227	$ 108
Portfolio turnover rate F	118% A	65%	84%	102%	36%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 491,784
Unrealized depreciation	(97,050)
Net unrealized appreciation (depreciation)	$ 394,734
Cost for federal income tax purposes	$ 3,301,611

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,860,596 and $1,769,864, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,236	$ 96
Class T	.25%	.25%	3,556	5
Class B	.75%	.25%	707	531
Class C	.75%	.25%	1,445	147
			$ 6,944	$ 779

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	27
Class B*	100
Class C*	10
$ 240

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,389.28
Class T	1,538.22
Class B	211.30
Class C	409.28
Institutional Class	626.20
	$ 4,173

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $331.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $278 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11
Class T	3
Class C	1
Institutional Class	5
$ 20

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $134,451, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 38,343	$ 63,271
Class T	58,214	121,582
Class B	6,436	18,441
Class C	12,454	25,941
Institutional Class	21,705	40,829
Total	$ 137,152	$ 270,064

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	8,263	16,385	$ 195,289	$ 400,061
Reinvestment of distributions	1,444	2,514	34,804	56,900
Shares redeemed	(7,323)	(11,637)	(171,768)	(282,496)
Net increase (decrease)	2,384	7,262	$ 58,325	$ 174,465
Class T
Shares sold	7,482	16,471	$ 171,494	$ 391,722
Reinvestment of distributions	2,359	5,222	55,368	115,404
Shares redeemed	(10,709)	(23,580)	(245,693)	(561,740)
Net increase (decrease)	(868)	(1,887)	$ (18,831)	$ (54,614)
Class B
Shares sold	262	591	$ 5,649	$ 13,203
Reinvestment of distributions	269	805	5,915	16,801
Shares redeemed	(1,321)	(4,241)	(28,339)	(94,084)
Net increase (decrease)	(790)	(2,845)	$ (16,775)	$ (64,080)
Class C
Shares sold	1,601	1,932	$ 34,854	$ 43,680
Reinvestment of distributions	497	1,087	11,014	22,879
Shares redeemed	(1,706)	(3,452)	(36,751)	(77,743)
Net increase (decrease)	392	(433)	$ 9,117	$ (11,184)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Institutional Class
Shares sold	7,006	7,575	$ 171,060	$ 190,462
Reinvestment of distributions	747	1,474	18,685	34,456
Shares redeemed	(3,660)	(6,736)	(89,156)	(171,475)
Net increase (decrease)	4,093	2,313	$ 100,589	$ 53,443

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0708
1.786802.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Growth
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 955.80	$ 6.11
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.31
Class T
Actual	$ 1,000.00	$ 954.70	$ 7.33
Hypothetical A	$ 1,000.00	$ 1,017.50	$ 7.57
Class B
Actual	$ 1,000.00	$ 951.90	$ 9.76
Hypothetical A	$ 1,000.00	$ 1,015.00	$ 10.08
Class C
Actual	$ 1,000.00	$ 951.60	$ 9.76
Hypothetical A	$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class
Actual	$ 1,000.00	$ 957.40	$ 4.89
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	4.2	3.4
Monsanto Co.	3.4	3.5
Inverness Medical Innovations, Inc.	3.0	3.2
Google, Inc. Class A (sub. vtg.)	2.9	4.4
Apple, Inc.	2.9	3.2
Cognizant Technology Solutions Corp. Class A	2.4	1.8
Hewlett-Packard Co.	2.3	0.0
American Superconductor Corp.	1.9	1.2
Equinix, Inc.	1.8	0.8
McDonald's Corp.	1.8	0.7
	26.6
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.2	31.7
Health Care	15.3	16.9
Industrials	11.2	13.6
Consumer Discretionary	10.5	5.8
Energy	9.5	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 99.6%		Stocks 98.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	17.2%	** Foreign investments	22.7%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	800	$ 52,600
Hotels, Restaurants & Leisure - 1.9%
Life Time Fitness, Inc. (a)	200	8,004
McDonald's Corp.	6,900	409,308
		417,312
Household Durables - 0.6%
Pulte Homes, Inc.	11,700	143,091
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)	800	42,648
Media - 0.0%
The DIRECTV Group, Inc. (a)	100	2,810
Multiline Retail - 1.8%
JCPenney Co., Inc.	700	28,168
Nordstrom, Inc. (d)	2,600	90,948
Target Corp.	5,200	277,472
		396,588
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	1,700	123,420
AnnTaylor Stores Corp. (a)	2,100	57,498
Home Depot, Inc.	5,000	136,800
Lowe's Companies, Inc.	5,300	127,200
Ross Stores, Inc.	1,900	69,578
Staples, Inc.	8,600	201,670
The Men's Wearhouse, Inc.	1,400	29,022
TJX Companies, Inc.	3,300	105,798
		850,986
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	300	41,016
G-III Apparel Group Ltd. (a)	3,900	64,701
Polo Ralph Lauren Corp. Class A	3,700	258,445
Titan Industries Ltd.	774	21,650
VF Corp.	700	52,990
		438,802
TOTAL CONSUMER DISCRETIONARY		2,344,837
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	5,600	$ 324,800
PepsiCo, Inc.	3,800	259,540
United Spirits Ltd.	503	20,083
		604,423
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	2,500	178,300
CVS Caremark Corp.	1,400	59,906
		238,206
Food Products - 1.7%
Nestle SA sponsored ADR	2,700	333,180
Smart Balance, Inc. (a)(d)	4,800	39,744
		372,924
Household Products - 0.8%
Energizer Holdings, Inc. (a)	600	48,954
Procter & Gamble Co.	2,100	138,705
		187,659
Personal Products - 0.9%
Avon Products, Inc.	4,600	179,676
Dabur India Ltd.	7,717	17,764
		197,440
TOTAL CONSUMER STAPLES		1,600,652
ENERGY - 9.5%
Energy Equipment & Services - 3.3%
Halliburton Co.	2,500	121,450
National Oilwell Varco, Inc. (a)	3,428	285,621
Schlumberger Ltd. (NY Shares)	3,420	345,865
		752,936
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp.	1,700	93,109
ConocoPhillips	600	55,860
CONSOL Energy, Inc.	2,670	260,485
EOG Resources, Inc.	900	115,767
Exxon Mobil Corp.	1,640	145,566
Nova Biosource Fuels, Inc. (a)	66,100	74,032
Peabody Energy Corp.	2,300	170,016
Suncor Energy, Inc.	1,800	122,857
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,800	$ 156,546
Valero Energy Corp.	3,800	193,192
		1,387,430
TOTAL ENERGY		2,140,366
FINANCIALS - 6.4%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	700	123,487
Greenhill & Co., Inc. (d)	1,470	88,568
Janus Capital Group, Inc.	4,100	118,900
Lehman Brothers Holdings, Inc.	2,600	95,706
Morgan Stanley	1,000	44,230
State Street Corp.	500	36,010
		506,901
Commercial Banks - 0.1%
Wachovia Corp.	1,400	33,320
Consumer Finance - 1.5%
American Express Co.	3,400	157,590
Capital One Financial Corp. (d)	2,300	110,676
SLM Corp. (a)	3,500	79,345
		347,611
Diversified Financial Services - 0.9%
Bank of America Corp.	1,200	40,812
CIT Group, Inc. (d)	5,800	58,000
Citigroup, Inc.	1,000	21,890
CME Group, Inc.	200	86,060
		206,762
Insurance - 0.3%
American International Group, Inc.	1,600	57,600
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	2,900	51,649
CapitalSource, Inc.	300	4,608
General Growth Properties, Inc.	2,580	107,225
		163,482
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	1,580	42,692
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	2,300	$ 58,466
Hudson City Bancorp, Inc.	1,500	26,700
		127,858
TOTAL FINANCIALS		1,443,534
HEALTH CARE - 15.3%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	1,316	93,897
Alkermes, Inc. (a)	1,900	24,073
Alnylam Pharmaceuticals, Inc. (a)	2,000	57,760
Celgene Corp. (a)	2,500	152,150
Cougar Biotechnology, Inc. (a)	1,600	43,232
CSL Ltd.	2,847	108,302
Genentech, Inc. (a)	2,800	198,436
Gilead Sciences, Inc. (a)	4,600	254,472
		932,322
Health Care Equipment & Supplies - 7.1%
Alcon, Inc.	700	109,900
Align Technology, Inc. (a)	1,800	23,706
Baxter International, Inc.	2,600	158,860
C.R. Bard, Inc.	1,400	127,680
Covidien Ltd.	6,900	345,621
Inverness Medical Innovations, Inc. (a)	18,375	671,790
Zoll Medical Corp. (a)	4,000	145,000
		1,582,557
Health Care Providers & Services - 0.7%
athenahealth, Inc.	100	3,167
Express Scripts, Inc. (a)	2,300	165,853
		169,020
Health Care Technology - 0.4%
Eclipsys Corp. (a)	4,600	93,840
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	1,700	133,416
QIAGEN NV (a)	9,800	195,118
		328,534
Pharmaceuticals - 1.4%
Allergan, Inc.	3,000	172,860
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Javelin Pharmaceuticals, Inc. (a)(d)	6,200	$ 17,484
Wyeth	2,800	124,516
		314,860
TOTAL HEALTH CARE		3,421,133
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.8%
General Dynamics Corp.	1,400	129,010
Honeywell International, Inc.	2,400	143,088
Raytheon Co.	2,300	146,878
The Boeing Co.	2,500	206,925
		625,901
Air Freight & Logistics - 1.1%
FedEx Corp.	700	64,197
United Parcel Service, Inc. Class B	2,400	170,448
		234,645
Airlines - 0.1%
Northwest Airlines Corp. (a)	2,900	20,474
UAL Corp.	900	7,686
		28,160
Commercial Services & Supplies - 0.8%
Fuel Tech, Inc. (a)(d)	5,200	132,288
Manpower, Inc.	880	55,440
		187,728
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	341	24,124
Electrical Equipment - 5.3%
ABB Ltd. sponsored ADR	3,900	126,672
Alstom SA	500	126,035
American Superconductor Corp. (a)(d)	11,900	419,832
Bharat Heavy Electricals Ltd.	562	22,169
First Solar, Inc. (a)	200	53,508
FuelCell Energy, Inc. (a)(d)	5,700	57,741
Q-Cells AG (a)(d)	1,340	162,914
Renewable Energy Corp. AS (a)	4,750	141,061
Satcon Technology Corp. (a)(d)	23,100	66,528
		1,176,460
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.8%
Cummins, Inc.	1,100	$ 77,462
Ingersoll-Rand Co. Ltd. Class A	2,300	101,292
		178,754
Road & Rail - 0.2%
Landstar System, Inc.	900	50,148
TOTAL INDUSTRIALS		2,505,920
INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 7.7%
Cisco Systems, Inc. (a)	35,200	940,543
Infinera Corp.	2,500	35,700
Juniper Networks, Inc. (a)	10,020	275,750
Nokia Corp. sponsored ADR	9,000	255,600
Research In Motion Ltd. (a)	1,600	222,192
		1,729,785
Computers & Peripherals - 5.5%
Apple, Inc. (a)	3,400	641,750
Dell, Inc. (a)	3,300	76,098
Hewlett-Packard Co.	10,950	515,307
		1,233,155
Internet Software & Services - 5.8%
Alibaba.com Ltd. (e)	3,000	5,574
Equinix, Inc. (a)	4,300	410,607
Google, Inc. Class A (sub. vtg.) (a)	1,100	644,380
Omniture, Inc. (a)	6,235	153,693
Yahoo!, Inc. (a)	3,700	99,012
		1,313,266
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	15,400	543,312
Convergys Corp. (a)	200	3,226
MPS Group, Inc. (a)	2,900	33,292
Visa, Inc.	3,300	284,988
		864,818
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	16,400	324,884
ASML Holding NV (NY Shares)	2,200	65,912
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	8,800	$ 203,984
Skyworks Solutions, Inc. (a)	7,300	75,409
		670,189
Software - 5.3%
Adobe Systems, Inc. (a)	4,500	198,270
Gameloft (a)	4,200	20,843
GSE Systems, Inc. (a)	6,600	56,760
McAfee, Inc. (a)	2,000	72,500
Nintendo Co. Ltd.	300	165,480
Nuance Communications, Inc. (a)	2,700	53,244
Oracle Corp. (a)	14,950	341,458
Quest Software, Inc. (a)	3,500	59,535
Salesforce.com, Inc. (a)	1,200	86,772
Unica Corp. (a)	300	2,520
VMware, Inc. Class A (d)	2,000	137,340
		1,194,722
TOTAL INFORMATION TECHNOLOGY		7,005,935
MATERIALS - 6.6%
Chemicals - 5.6%
Calgon Carbon Corp. (a)	5,900	104,548
Intrepid Potash, Inc.	100	4,916
Monsanto Co.	6,040	769,496
Potash Corp. of Saskatchewan, Inc.	1,000	199,070
The Mosaic Co. (a)	1,500	187,980
		1,266,010
Metals & Mining - 1.0%
Barrick Gold Corp.	400	16,117
Gold Fields Ltd. sponsored ADR	800	10,344
Goldcorp, Inc.	600	24,139
Kinross Gold Corp.	3,400	67,829
Lihir Gold Ltd. (a)	3,628	10,334
Newmont Mining Corp.	700	33,271
Yamana Gold, Inc.	3,600	55,658
		217,692
TOTAL MATERIALS		1,483,702
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV Series L sponsored ADR	3,700	$ 221,149
American Tower Corp. Class A (a)	3,800	173,736
		394,885
TOTAL COMMON STOCKS (Cost $20,881,212)		22,340,964
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	200	10,722
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,000)		10,722
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 2.44% (b)	122,671	122,671
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	1,262,760	1,262,760
TOTAL MONEY MARKET FUNDS (Cost $1,385,431)		1,385,431
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $22,276,643)		23,737,117
NET OTHER ASSETS - (5.9)%		(1,314,415)
NET ASSETS - 100%		$ 22,422,702
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,574 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,647
Fidelity Securities Lending Cash Central Fund	18,930
Total	$ 25,577
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,737,117	$ 23,560,915	$ 176,202	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.8%
Canada	3.9%
Switzerland	2.6%
Bermuda	2.0%
Netherlands Antilles	1.5%
Netherlands	1.2%
Finland	1.1%
Mexico	1.0%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $7,591,154 of which $5,427,611 and $2,163,543 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,239,989) - See accompanying schedule: Unaffiliated issuers (cost $20,891,212)	$ 22,351,686
Fidelity Central Funds (cost $1,385,431)	1,385,431
Total Investments (cost $22,276,643)		$ 23,737,117
Foreign currency held at value (cost $26,102)		26,102
Receivable for investments sold		484,666
Receivable for fund shares sold		5,504
Dividends receivable		18,256
Distributions receivable from Fidelity Central Funds		4,947
Prepaid expenses		42
Receivable from investment adviser for expense reductions		7,499
Other receivables		322
Total assets		24,284,455

Liabilities
Payable for investments purchased	$ 534,727
Payable for fund shares redeemed	10,103
Accrued management fee	10,233
Distribution fees payable	10,193
Other affiliated payables	6,024
Other payables and accrued expenses	27,713
Collateral on securities loaned, at value	1,262,760
Total liabilities		1,861,753

Net Assets		$ 22,422,702
Net Assets consist of:
Paid in capital		$ 28,093,603
Accumulated net investment loss		(54,774)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,076,370)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,460,243
Net Assets		$ 22,422,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,155,983 ÷ 648,827 shares)	$ 11.03

Maximum offering price per share (100/94.25 of $11.03)	$ 11.70
Class T: Net Asset Value and redemption price per share ($8,869,793 ÷ 824,162 shares)	$ 10.76

Maximum offering price per share (100/96.50 of $10.76)	$ 11.15
Class B: Net Asset Value and offering price per share ($3,385,516 ÷ 329,267 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($2,816,788 ÷ 275,301 shares)A	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($194,622 ÷ 17,305 shares)	$ 11.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 86,986
Interest		1,655
Income from Fidelity Central Funds (including $18,930 from security lending)		25,577
Total income		114,218

Expenses
Management fee	$ 60,541
Transfer agent fees	34,884
Distribution fees	60,926
Accounting and security lending fees	4,377
Custodian fees and expenses	16,879
Independent trustees' compensation	47
Registration fees	29,488
Audit	28,008
Legal	82
Miscellaneous	6,613
Total expenses before reductions	241,845
Expense reductions	(72,853)	168,992
Net investment income (loss)		(54,774)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $235)	518,901
Foreign currency transactions	(2,195)
Total net realized gain (loss)		516,706
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,176)	(1,589,757)
Assets and liabilities in foreign currencies	(269)
Total change in net unrealized appreciation (depreciation)		(1,590,026)
Net gain (loss)		(1,073,320)
Net increase (decrease) in net assets resulting from operations		$ (1,128,094)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (54,774)	$ (154,943)
Net realized gain (loss)	516,706	2,449,393
Change in net unrealized appreciation (depreciation)	(1,590,026)	1,193,710
Net increase (decrease) in net assets resulting from operations	(1,128,094)	3,488,160
Share transactions - net increase (decrease)	(153,103)	(1,358,000)
Total increase (decrease) in net assets	(1,281,197)	2,130,160

Net Assets
Beginning of period	23,703,899	21,573,739
End of period (including accumulated net investment loss of $54,774 and $0, respectively)	$ 22,422,702	$ 23,703,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 9.76	$ 9.27	$ 8.59	$ 8.28	$ 7.26
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.03)	(.04)	.01 H	(.01)
Net realized and unrealized gain (loss)	(.50)	1.82	.52	.72	.30	1.03
Total from investment operations	(.51)	1.78	.49	.68	.31	1.02
Net asset value, end of period	$ 11.03	$ 11.54	$ 9.76	$ 9.27	$ 8.59	$ 8.28
Total Return B, C, D	(4.42)%	18.24%	5.29%	7.92%	3.74%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.74%	1.73%	1.76%	2.02%	2.28%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.26%	1.30%	1.33%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.22%	1.25%	1.25%
Net investment income (loss)	(.19)% A	(.40)%	(.34)%	(.43)%	.08%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,156	$ 7,119	$ 5,709	$ 5,524	$ 5,691	$ 4,076
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 9.56	$ 9.10	$ 8.45	$ 8.16	$ 7.18
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05)	(.06)	(.01) H	(.03)
Net realized and unrealized gain (loss)	(.49)	1.78	.51	.71	.30	1.01
Total from investment operations	(.51)	1.71	.46	.65	.29	.98
Net asset value, end of period	$ 10.76	$ 11.27	$ 9.56	$ 9.10	$ 8.45	$ 8.16
Total Return B, C, D	(4.53)%	17.89%	5.05%	7.69%	3.55%	13.65%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.06%	2.03%	2.07%	2.39%	2.64%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.51%	1.55%	1.58%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.47%	1.50%	1.50%
Net investment income (loss)	(.44)% A	(.64)%	(.59)%	(.67)%	(.17)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,870	$ 9,393	$ 8,896	$ 9,753	$ 10,200	$ 9,905
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.20	$ 8.80	$ 8.21	$ 7.98	$ 7.05
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.10)	(.05) H	(.06)
Net realized and unrealized gain (loss)	(.47)	1.71	.50	.69	.28	.99
Total from investment operations	(.52)	1.60	.40	.59	.23	.93
Net asset value, end of period	$ 10.28	$ 10.80	$ 9.20	$ 8.80	$ 8.21	$ 7.98
Total Return B, C, D	(4.81)%	17.39%	4.55%	7.19%	2.88%	13.19%
Ratios to Average Net Assets F, I
Expenses before reductions	2.65% A	2.50%	2.48%	2.52%	2.82%	2.96%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.01%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.96%	2.00%	1.97%
Net investment income (loss)	(.94)% A	(1.14)%	(1.08)%	(1.17)%	(.67)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,386	$ 3,893	$ 4,242	$ 5,080	$ 5,757	$ 7,634
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.16	$ 8.76	$ 8.17	$ 7.94	$ 7.02
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.10)	(.05) H	(.06)
Net realized and unrealized gain (loss)	(.47)	1.70	.50	.69	.28	.98
Total from investment operations	(.52)	1.59	.40	.59	.23	.92
Net asset value, end of period	$ 10.23	$ 10.75	$ 9.16	$ 8.76	$ 8.17	$ 7.94
Total Return B, C, D	(4.84)%	17.36%	4.57%	7.22%	2.90%	13.11%
Ratios to Average Net Assets F, I
Expenses before reductions	2.66% A	2.49%	2.48%	2.51%	2.70%	2.91%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.01%	2.05%	2.05%
Expenses net of all reductions	1.99% A	2.00%	1.99%	1.97%	2.00%	1.97%
Net investment income (loss)	(.94)% A	(1.15)%	(1.09)%	(1.17)%	(.67)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,817	$ 3,110	$ 2,546	$ 2,688	$ 2,688	$ 2,379
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 9.92	$ 9.39	$ 8.67	$ 8.34	$ 7.30
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	(.01)	(.02)	.03 G	.01
Net realized and unrealized gain (loss)	(.50)	1.85	.54	.74	.30	1.03
Total from investment operations	(.50)	1.83	.53	.72	.33	1.04
Net asset value, end of period	$ 11.25	$ 11.75	$ 9.92	$ 9.39	$ 8.67	$ 8.34
Total Return B, C	(4.26)%	18.45%	5.64%	8.30%	3.96%	14.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.55% A	1.39%	1.35%	1.39%	1.40%	1.50%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.05%	1.05%
Expenses net of all reductions	.99% A	.99%	.99%	.97%	1.00%	.97%
Net investment income (loss)	.06% A	(.14)%	(.09)%	(.18)%	.33%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195	$ 188	$ 180	$ 192	$ 147	$ 146
Portfolio turnover rate F	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,729,575
Unrealized depreciation	(1,295,456)
Net unrealized appreciation (depreciation)	$ 1,434,119
Cost for federal income tax purposes	$ 22,302,998

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $13,836,398 and $13,656,041, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,435	$ 177
Class T	.25%	.25%	21,567	89
Class B	.75%	.25%	17,152	12,865
Class C	.75%	.25%	13,772	2,424
			$ 60,926	$ 15,555

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,252
Class T	2,618
Class B*	3,650
Class C*	247
$ 15,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,281.30
Class T	15,024.35
Class B	5,135.30
Class C	4,263.31
Institutional Class	181.21
	$ 34,884

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $274 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 21,712
Class T	1.50%	29,818
Class B	2.00%	11,133
Class C	2.00%	9,114
Institutional Class	1.00%	482
		$ 72,259

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $594 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $10,398, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	109,511	231,850	$ 1,146,157	$ 2,404,652
Shares redeemed	(77,539)	(199,782)	(815,579)	(2,011,648)
Net increase (decrease)	31,972	32,068	$ 330,578	$ 393,004
Class T
Shares sold	82,628	144,594	$ 860,119	$ 1,486,328
Shares redeemed	(91,613)	(241,865)	(943,396)	(2,420,673)
Net increase (decrease)	(8,985)	(97,271)	$ (83,277)	$ (934,345)
Class B
Shares sold	30,688	60,833	$ 309,916	$ 590,788
Shares redeemed	(61,953)	(161,163)	(604,389)	(1,558,815)
Net increase (decrease)	(31,265)	(100,330)	$ (294,473)	$ (968,027)
Class C
Shares sold	49,243	123,404	$ 490,259	$ 1,262,955
Shares redeemed	(63,395)	(111,920)	(610,431)	(1,090,586)
Net increase (decrease)	(14,152)	11,484	$ (120,172)	$ 172,369
Institutional Class
Shares sold	1,626	7	$ 18,115	$ 75
Shares redeemed	(359)	(2,139)	(3,874)	(21,076)
Net increase (decrease)	1,267	(2,132)	$ 14,241	$ (21,001)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0708
1.786803.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Growth
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 955.80	$ 6.11
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.31
Class T
Actual	$ 1,000.00	$ 954.70	$ 7.33
Hypothetical A	$ 1,000.00	$ 1,017.50	$ 7.57
Class B
Actual	$ 1,000.00	$ 951.90	$ 9.76
Hypothetical A	$ 1,000.00	$ 1,015.00	$ 10.08
Class C
Actual	$ 1,000.00	$ 951.60	$ 9.76
Hypothetical A	$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class
Actual	$ 1,000.00	$ 957.40	$ 4.89
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	4.2	3.4
Monsanto Co.	3.4	3.5
Inverness Medical Innovations, Inc.	3.0	3.2
Google, Inc. Class A (sub. vtg.)	2.9	4.4
Apple, Inc.	2.9	3.2
Cognizant Technology Solutions Corp. Class A	2.4	1.8
Hewlett-Packard Co.	2.3	0.0
American Superconductor Corp.	1.9	1.2
Equinix, Inc.	1.8	0.8
McDonald's Corp.	1.8	0.7
	26.6
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.2	31.7
Health Care	15.3	16.9
Industrials	11.2	13.6
Consumer Discretionary	10.5	5.8
Energy	9.5	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 99.6%		Stocks 98.1%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	17.2%	** Foreign investments	22.7%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	800	$ 52,600
Hotels, Restaurants & Leisure - 1.9%
Life Time Fitness, Inc. (a)	200	8,004
McDonald's Corp.	6,900	409,308
		417,312
Household Durables - 0.6%
Pulte Homes, Inc.	11,700	143,091
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)	800	42,648
Media - 0.0%
The DIRECTV Group, Inc. (a)	100	2,810
Multiline Retail - 1.8%
JCPenney Co., Inc.	700	28,168
Nordstrom, Inc. (d)	2,600	90,948
Target Corp.	5,200	277,472
		396,588
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	1,700	123,420
AnnTaylor Stores Corp. (a)	2,100	57,498
Home Depot, Inc.	5,000	136,800
Lowe's Companies, Inc.	5,300	127,200
Ross Stores, Inc.	1,900	69,578
Staples, Inc.	8,600	201,670
The Men's Wearhouse, Inc.	1,400	29,022
TJX Companies, Inc.	3,300	105,798
		850,986
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	300	41,016
G-III Apparel Group Ltd. (a)	3,900	64,701
Polo Ralph Lauren Corp. Class A	3,700	258,445
Titan Industries Ltd.	774	21,650
VF Corp.	700	52,990
		438,802
TOTAL CONSUMER DISCRETIONARY		2,344,837
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	5,600	$ 324,800
PepsiCo, Inc.	3,800	259,540
United Spirits Ltd.	503	20,083
		604,423
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	2,500	178,300
CVS Caremark Corp.	1,400	59,906
		238,206
Food Products - 1.7%
Nestle SA sponsored ADR	2,700	333,180
Smart Balance, Inc. (a)(d)	4,800	39,744
		372,924
Household Products - 0.8%
Energizer Holdings, Inc. (a)	600	48,954
Procter & Gamble Co.	2,100	138,705
		187,659
Personal Products - 0.9%
Avon Products, Inc.	4,600	179,676
Dabur India Ltd.	7,717	17,764
		197,440
TOTAL CONSUMER STAPLES		1,600,652
ENERGY - 9.5%
Energy Equipment & Services - 3.3%
Halliburton Co.	2,500	121,450
National Oilwell Varco, Inc. (a)	3,428	285,621
Schlumberger Ltd. (NY Shares)	3,420	345,865
		752,936
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp.	1,700	93,109
ConocoPhillips	600	55,860
CONSOL Energy, Inc.	2,670	260,485
EOG Resources, Inc.	900	115,767
Exxon Mobil Corp.	1,640	145,566
Nova Biosource Fuels, Inc. (a)	66,100	74,032
Peabody Energy Corp.	2,300	170,016
Suncor Energy, Inc.	1,800	122,857
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,800	$ 156,546
Valero Energy Corp.	3,800	193,192
		1,387,430
TOTAL ENERGY		2,140,366
FINANCIALS - 6.4%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	700	123,487
Greenhill & Co., Inc. (d)	1,470	88,568
Janus Capital Group, Inc.	4,100	118,900
Lehman Brothers Holdings, Inc.	2,600	95,706
Morgan Stanley	1,000	44,230
State Street Corp.	500	36,010
		506,901
Commercial Banks - 0.1%
Wachovia Corp.	1,400	33,320
Consumer Finance - 1.5%
American Express Co.	3,400	157,590
Capital One Financial Corp. (d)	2,300	110,676
SLM Corp. (a)	3,500	79,345
		347,611
Diversified Financial Services - 0.9%
Bank of America Corp.	1,200	40,812
CIT Group, Inc. (d)	5,800	58,000
Citigroup, Inc.	1,000	21,890
CME Group, Inc.	200	86,060
		206,762
Insurance - 0.3%
American International Group, Inc.	1,600	57,600
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	2,900	51,649
CapitalSource, Inc.	300	4,608
General Growth Properties, Inc.	2,580	107,225
		163,482
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	1,580	42,692
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac	2,300	$ 58,466
Hudson City Bancorp, Inc.	1,500	26,700
		127,858
TOTAL FINANCIALS		1,443,534
HEALTH CARE - 15.3%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	1,316	93,897
Alkermes, Inc. (a)	1,900	24,073
Alnylam Pharmaceuticals, Inc. (a)	2,000	57,760
Celgene Corp. (a)	2,500	152,150
Cougar Biotechnology, Inc. (a)	1,600	43,232
CSL Ltd.	2,847	108,302
Genentech, Inc. (a)	2,800	198,436
Gilead Sciences, Inc. (a)	4,600	254,472
		932,322
Health Care Equipment & Supplies - 7.1%
Alcon, Inc.	700	109,900
Align Technology, Inc. (a)	1,800	23,706
Baxter International, Inc.	2,600	158,860
C.R. Bard, Inc.	1,400	127,680
Covidien Ltd.	6,900	345,621
Inverness Medical Innovations, Inc. (a)	18,375	671,790
Zoll Medical Corp. (a)	4,000	145,000
		1,582,557
Health Care Providers & Services - 0.7%
athenahealth, Inc.	100	3,167
Express Scripts, Inc. (a)	2,300	165,853
		169,020
Health Care Technology - 0.4%
Eclipsys Corp. (a)	4,600	93,840
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	1,700	133,416
QIAGEN NV (a)	9,800	195,118
		328,534
Pharmaceuticals - 1.4%
Allergan, Inc.	3,000	172,860
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Javelin Pharmaceuticals, Inc. (a)(d)	6,200	$ 17,484
Wyeth	2,800	124,516
		314,860
TOTAL HEALTH CARE		3,421,133
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.8%
General Dynamics Corp.	1,400	129,010
Honeywell International, Inc.	2,400	143,088
Raytheon Co.	2,300	146,878
The Boeing Co.	2,500	206,925
		625,901
Air Freight & Logistics - 1.1%
FedEx Corp.	700	64,197
United Parcel Service, Inc. Class B	2,400	170,448
		234,645
Airlines - 0.1%
Northwest Airlines Corp. (a)	2,900	20,474
UAL Corp.	900	7,686
		28,160
Commercial Services & Supplies - 0.8%
Fuel Tech, Inc. (a)(d)	5,200	132,288
Manpower, Inc.	880	55,440
		187,728
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	341	24,124
Electrical Equipment - 5.3%
ABB Ltd. sponsored ADR	3,900	126,672
Alstom SA	500	126,035
American Superconductor Corp. (a)(d)	11,900	419,832
Bharat Heavy Electricals Ltd.	562	22,169
First Solar, Inc. (a)	200	53,508
FuelCell Energy, Inc. (a)(d)	5,700	57,741
Q-Cells AG (a)(d)	1,340	162,914
Renewable Energy Corp. AS (a)	4,750	141,061
Satcon Technology Corp. (a)(d)	23,100	66,528
		1,176,460
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.8%
Cummins, Inc.	1,100	$ 77,462
Ingersoll-Rand Co. Ltd. Class A	2,300	101,292
		178,754
Road & Rail - 0.2%
Landstar System, Inc.	900	50,148
TOTAL INDUSTRIALS		2,505,920
INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 7.7%
Cisco Systems, Inc. (a)	35,200	940,543
Infinera Corp.	2,500	35,700
Juniper Networks, Inc. (a)	10,020	275,750
Nokia Corp. sponsored ADR	9,000	255,600
Research In Motion Ltd. (a)	1,600	222,192
		1,729,785
Computers & Peripherals - 5.5%
Apple, Inc. (a)	3,400	641,750
Dell, Inc. (a)	3,300	76,098
Hewlett-Packard Co.	10,950	515,307
		1,233,155
Internet Software & Services - 5.8%
Alibaba.com Ltd. (e)	3,000	5,574
Equinix, Inc. (a)	4,300	410,607
Google, Inc. Class A (sub. vtg.) (a)	1,100	644,380
Omniture, Inc. (a)	6,235	153,693
Yahoo!, Inc. (a)	3,700	99,012
		1,313,266
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	15,400	543,312
Convergys Corp. (a)	200	3,226
MPS Group, Inc. (a)	2,900	33,292
Visa, Inc.	3,300	284,988
		864,818
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	16,400	324,884
ASML Holding NV (NY Shares)	2,200	65,912
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	8,800	$ 203,984
Skyworks Solutions, Inc. (a)	7,300	75,409
		670,189
Software - 5.3%
Adobe Systems, Inc. (a)	4,500	198,270
Gameloft (a)	4,200	20,843
GSE Systems, Inc. (a)	6,600	56,760
McAfee, Inc. (a)	2,000	72,500
Nintendo Co. Ltd.	300	165,480
Nuance Communications, Inc. (a)	2,700	53,244
Oracle Corp. (a)	14,950	341,458
Quest Software, Inc. (a)	3,500	59,535
Salesforce.com, Inc. (a)	1,200	86,772
Unica Corp. (a)	300	2,520
VMware, Inc. Class A (d)	2,000	137,340
		1,194,722
TOTAL INFORMATION TECHNOLOGY		7,005,935
MATERIALS - 6.6%
Chemicals - 5.6%
Calgon Carbon Corp. (a)	5,900	104,548
Intrepid Potash, Inc.	100	4,916
Monsanto Co.	6,040	769,496
Potash Corp. of Saskatchewan, Inc.	1,000	199,070
The Mosaic Co. (a)	1,500	187,980
		1,266,010
Metals & Mining - 1.0%
Barrick Gold Corp.	400	16,117
Gold Fields Ltd. sponsored ADR	800	10,344
Goldcorp, Inc.	600	24,139
Kinross Gold Corp.	3,400	67,829
Lihir Gold Ltd. (a)	3,628	10,334
Newmont Mining Corp.	700	33,271
Yamana Gold, Inc.	3,600	55,658
		217,692
TOTAL MATERIALS		1,483,702
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV Series L sponsored ADR	3,700	$ 221,149
American Tower Corp. Class A (a)	3,800	173,736
		394,885
TOTAL COMMON STOCKS (Cost $20,881,212)		22,340,964
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	200	10,722
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,000)		10,722
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 2.44% (b)	122,671	122,671
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	1,262,760	1,262,760
TOTAL MONEY MARKET FUNDS (Cost $1,385,431)		1,385,431
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $22,276,643)		23,737,117
NET OTHER ASSETS - (5.9)%		(1,314,415)
NET ASSETS - 100%		$ 22,422,702
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,574 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,647
Fidelity Securities Lending Cash Central Fund	18,930
Total	$ 25,577
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,737,117	$ 23,560,915	$ 176,202	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.8%
Canada	3.9%
Switzerland	2.6%
Bermuda	2.0%
Netherlands Antilles	1.5%
Netherlands	1.2%
Finland	1.1%
Mexico	1.0%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $7,591,154 of which $5,427,611 and $2,163,543 will expire on November 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,239,989) - See accompanying schedule: Unaffiliated issuers (cost $20,891,212)	$ 22,351,686
Fidelity Central Funds (cost $1,385,431)	1,385,431
Total Investments (cost $22,276,643)		$ 23,737,117
Foreign currency held at value (cost $26,102)		26,102
Receivable for investments sold		484,666
Receivable for fund shares sold		5,504
Dividends receivable		18,256
Distributions receivable from Fidelity Central Funds		4,947
Prepaid expenses		42
Receivable from investment adviser for expense reductions		7,499
Other receivables		322
Total assets		24,284,455

Liabilities
Payable for investments purchased	$ 534,727
Payable for fund shares redeemed	10,103
Accrued management fee	10,233
Distribution fees payable	10,193
Other affiliated payables	6,024
Other payables and accrued expenses	27,713
Collateral on securities loaned, at value	1,262,760
Total liabilities		1,861,753

Net Assets		$ 22,422,702
Net Assets consist of:
Paid in capital		$ 28,093,603
Accumulated net investment loss		(54,774)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,076,370)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,460,243
Net Assets		$ 22,422,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,155,983 ÷ 648,827 shares)	$ 11.03

Maximum offering price per share (100/94.25 of $11.03)	$ 11.70
Class T: Net Asset Value and redemption price per share ($8,869,793 ÷ 824,162 shares)	$ 10.76

Maximum offering price per share (100/96.50 of $10.76)	$ 11.15
Class B: Net Asset Value and offering price per share ($3,385,516 ÷ 329,267 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($2,816,788 ÷ 275,301 shares)A	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($194,622 ÷ 17,305 shares)	$ 11.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 86,986
Interest		1,655
Income from Fidelity Central Funds (including $18,930 from security lending)		25,577
Total income		114,218

Expenses
Management fee	$ 60,541
Transfer agent fees	34,884
Distribution fees	60,926
Accounting and security lending fees	4,377
Custodian fees and expenses	16,879
Independent trustees' compensation	47
Registration fees	29,488
Audit	28,008
Legal	82
Miscellaneous	6,613
Total expenses before reductions	241,845
Expense reductions	(72,853)	168,992
Net investment income (loss)		(54,774)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $235)	518,901
Foreign currency transactions	(2,195)
Total net realized gain (loss)		516,706
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,176)	(1,589,757)
Assets and liabilities in foreign currencies	(269)
Total change in net unrealized appreciation (depreciation)		(1,590,026)
Net gain (loss)		(1,073,320)
Net increase (decrease) in net assets resulting from operations		$ (1,128,094)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (54,774)	$ (154,943)
Net realized gain (loss)	516,706	2,449,393
Change in net unrealized appreciation (depreciation)	(1,590,026)	1,193,710
Net increase (decrease) in net assets resulting from operations	(1,128,094)	3,488,160
Share transactions - net increase (decrease)	(153,103)	(1,358,000)
Total increase (decrease) in net assets	(1,281,197)	2,130,160

Net Assets
Beginning of period	23,703,899	21,573,739
End of period (including accumulated net investment loss of $54,774 and $0, respectively)	$ 22,422,702	$ 23,703,899
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 9.76	$ 9.27	$ 8.59	$ 8.28	$ 7.26
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.03)	(.04)	.01 H	(.01)
Net realized and unrealized gain (loss)	(.50)	1.82	.52	.72	.30	1.03
Total from investment operations	(.51)	1.78	.49	.68	.31	1.02
Net asset value, end of period	$ 11.03	$ 11.54	$ 9.76	$ 9.27	$ 8.59	$ 8.28
Total Return B, C, D	(4.42)%	18.24%	5.29%	7.92%	3.74%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.74%	1.73%	1.76%	2.02%	2.28%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.26%	1.30%	1.33%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.22%	1.25%	1.25%
Net investment income (loss)	(.19)% A	(.40)%	(.34)%	(.43)%	.08%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,156	$ 7,119	$ 5,709	$ 5,524	$ 5,691	$ 4,076
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 9.56	$ 9.10	$ 8.45	$ 8.16	$ 7.18
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05)	(.06)	(.01) H	(.03)
Net realized and unrealized gain (loss)	(.49)	1.78	.51	.71	.30	1.01
Total from investment operations	(.51)	1.71	.46	.65	.29	.98
Net asset value, end of period	$ 10.76	$ 11.27	$ 9.56	$ 9.10	$ 8.45	$ 8.16
Total Return B, C, D	(4.53)%	17.89%	5.05%	7.69%	3.55%	13.65%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.06%	2.03%	2.07%	2.39%	2.64%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.51%	1.55%	1.58%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.47%	1.50%	1.50%
Net investment income (loss)	(.44)% A	(.64)%	(.59)%	(.67)%	(.17)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,870	$ 9,393	$ 8,896	$ 9,753	$ 10,200	$ 9,905
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.20	$ 8.80	$ 8.21	$ 7.98	$ 7.05
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.10)	(.05) H	(.06)
Net realized and unrealized gain (loss)	(.47)	1.71	.50	.69	.28	.99
Total from investment operations	(.52)	1.60	.40	.59	.23	.93
Net asset value, end of period	$ 10.28	$ 10.80	$ 9.20	$ 8.80	$ 8.21	$ 7.98
Total Return B, C, D	(4.81)%	17.39%	4.55%	7.19%	2.88%	13.19%
Ratios to Average Net Assets F, I
Expenses before reductions	2.65% A	2.50%	2.48%	2.52%	2.82%	2.96%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.01%	2.05%	2.05%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.96%	2.00%	1.97%
Net investment income (loss)	(.94)% A	(1.14)%	(1.08)%	(1.17)%	(.67)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,386	$ 3,893	$ 4,242	$ 5,080	$ 5,757	$ 7,634
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.16	$ 8.76	$ 8.17	$ 7.94	$ 7.02
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.10)	(.05) H	(.06)
Net realized and unrealized gain (loss)	(.47)	1.70	.50	.69	.28	.98
Total from investment operations	(.52)	1.59	.40	.59	.23	.92
Net asset value, end of period	$ 10.23	$ 10.75	$ 9.16	$ 8.76	$ 8.17	$ 7.94
Total Return B, C, D	(4.84)%	17.36%	4.57%	7.22%	2.90%	13.11%
Ratios to Average Net Assets F, I
Expenses before reductions	2.66% A	2.49%	2.48%	2.51%	2.70%	2.91%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.01%	2.05%	2.05%
Expenses net of all reductions	1.99% A	2.00%	1.99%	1.97%	2.00%	1.97%
Net investment income (loss)	(.94)% A	(1.15)%	(1.09)%	(1.17)%	(.67)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,817	$ 3,110	$ 2,546	$ 2,688	$ 2,688	$ 2,379
Portfolio turnover rate G	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 9.92	$ 9.39	$ 8.67	$ 8.34	$ 7.30
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	(.01)	(.02)	.03 G	.01
Net realized and unrealized gain (loss)	(.50)	1.85	.54	.74	.30	1.03
Total from investment operations	(.50)	1.83	.53	.72	.33	1.04
Net asset value, end of period	$ 11.25	$ 11.75	$ 9.92	$ 9.39	$ 8.67	$ 8.34
Total Return B, C	(4.26)%	18.45%	5.64%	8.30%	3.96%	14.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.55% A	1.39%	1.35%	1.39%	1.40%	1.50%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.05%	1.05%
Expenses net of all reductions	.99% A	.99%	.99%	.97%	1.00%	.97%
Net investment income (loss)	.06% A	(.14)%	(.09)%	(.18)%	.33%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195	$ 188	$ 180	$ 192	$ 147	$ 146
Portfolio turnover rate F	126% A	170%	88%	115%	149%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,729,575
Unrealized depreciation	(1,295,456)
Net unrealized appreciation (depreciation)	$ 1,434,119
Cost for federal income tax purposes	$ 22,302,998

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $13,836,398 and $13,656,041, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,435	$ 177
Class T	.25%	.25%	21,567	89
Class B	.75%	.25%	17,152	12,865
Class C	.75%	.25%	13,772	2,424
			$ 60,926	$ 15,555

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,252
Class T	2,618
Class B*	3,650
Class C*	247
$ 15,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,281.30
Class T	15,024.35
Class B	5,135.30
Class C	4,263.31
Institutional Class	181.21
	$ 34,884

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $274 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 21,712
Class T	1.50%	29,818
Class B	2.00%	11,133
Class C	2.00%	9,114
Institutional Class	1.00%	482
		$ 72,259

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $594 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $10,398, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	109,511	231,850	$ 1,146,157	$ 2,404,652
Shares redeemed	(77,539)	(199,782)	(815,579)	(2,011,648)
Net increase (decrease)	31,972	32,068	$ 330,578	$ 393,004
Class T
Shares sold	82,628	144,594	$ 860,119	$ 1,486,328
Shares redeemed	(91,613)	(241,865)	(943,396)	(2,420,673)
Net increase (decrease)	(8,985)	(97,271)	$ (83,277)	$ (934,345)
Class B
Shares sold	30,688	60,833	$ 309,916	$ 590,788
Shares redeemed	(61,953)	(161,163)	(604,389)	(1,558,815)
Net increase (decrease)	(31,265)	(100,330)	$ (294,473)	$ (968,027)
Class C
Shares sold	49,243	123,404	$ 490,259	$ 1,262,955
Shares redeemed	(63,395)	(111,920)	(610,431)	(1,090,586)
Net increase (decrease)	(14,152)	11,484	$ (120,172)	$ 172,369
Institutional Class
Shares sold	1,626	7	$ 18,115	$ 75
Shares redeemed	(359)	(2,139)	(3,874)	(21,076)
Net increase (decrease)	1,267	(2,132)	$ 14,241	$ (21,001)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0708
1.786804.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Strategies
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Class A, T, B, C, Fidelity Value Strategies Fund & Institutional Class and for the entire period (May 9, 2008 to May 31, 2008) for Fidelity Value Strategies Fund Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 955.40	$ 5.87B
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.06C
Class T
Actual	$ 1,000.00	$ 954.50	$ 6.74B
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.96C
Class B
Actual	$ 1,000.00	$ 951.60	$ 9.51B
HypotheticalA	$ 1,000.00	$ 1,015.25	$ 9.82C
Class C
Actual	$ 1,000.00	$ 951.20	$ 9.51B
HypotheticalA	$ 1,000.00	$ 1,015.25	$ 9.82C
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 956.30	$ 4.60B
HypotheticalA	$ 1,000.00	$ 1,020.30	$ 4.75C
Fidelity Value Strategies Fund Class K
Actual	$ 1,000.00	$ 1,028.20	$ .45B
HypotheticalA	$ 1,000.00	$ 1,021.45	$ 3.59C
Institutional Class
Actual	$ 1,000.00	$ 956.80	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Class A, T, B, C, Fidelity Value Strategies Fund & Institutional Class and multiplied by 23/366 (to reflect the period May 9, 2008 to May 31, 2008) for Fidelity Value Strategies Fund Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.38%
Class B	1.95%
Class C	1.95%
Fidelity Value Strategies Fund	.94%
Fidelity Value Strategies Fund Class K	.71%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.3	0.7
Ultra Petroleum Corp.	1.1	0.8
NRG Energy, Inc.	1.0	1.5
NCR Corp.	1.0	0.4
CB Richard Ellis Group, Inc. Class A	1.0	0.7
ON Semiconductor Corp.	1.0	0.3
Itron, Inc.	1.0	0.7
PetroHawk Energy Corp.	0.8	0.4
Unisys Corp.	0.8	0.5
Move, Inc.	0.7	0.5
	9.7
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	13.9
Consumer Discretionary	17.0	15.4
Industrials	15.5	14.7
Information Technology	15.1	17.7
Energy	12.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks and Investment Companies 99.4%		Stocks 99.6%
	Convertible Securities 0.6%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	18.5%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 1.2%
Federal-Mogul Corp. Class A (a)	203,000	$ 4,056
Johnson Controls, Inc.	190,600	6,492
Lear Corp. (a)	34,800	896
The Goodyear Tire & Rubber Co. (a)	258,500	6,568
		18,012
Automobiles - 0.8%
Fiat SpA	284,900	6,349
Renault SA	58,700	6,027
		12,376
Diversified Consumer Services - 1.9%
H&R Block, Inc.	333,300	7,779
Hillenbrand, Inc.	359,506	7,963
Princeton Review, Inc. (a)	630,770	4,844
Regis Corp.	199,600	6,056
Service Corp. International	146,400	1,566
		28,208
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	132,400	2,904
IHOP Corp. (d)	185,259	8,687
International Game Technology	103,400	3,687
McCormick & Schmick's Seafood Restaurants (a)	183,400	1,746
Vail Resorts, Inc. (a)	119,800	5,965
		22,989
Household Durables - 2.7%
Black & Decker Corp.	109,900	7,111
Centex Corp.	338,800	6,380
Ethan Allen Interiors, Inc.	143,500	4,024
Leggett & Platt, Inc.	164,900	3,150
Pulte Homes, Inc.	610,100	7,462
The Stanley Works	117,400	5,703
Whirlpool Corp.	95,200	7,014
		40,844
Leisure Equipment & Products - 0.9%
Brunswick Corp.	363,700	4,983
Eastman Kodak Co.	477,100	7,309
MarineMax, Inc. (a)	147,300	1,442
		13,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.3%
Cinemark Holdings, Inc.	513,199	$ 7,426
E.W. Scripps Co. Class A	167,100	7,870
Grupo Televisa SA de CV (CPO) sponsored ADR	238,200	6,241
Lamar Advertising Co. Class A (a)(d)	97,900	4,097
Liberty Media Corp. - Capital Series A (a)	303,800	4,502
Live Nation, Inc. (a)	246,989	3,742
Virgin Media, Inc.	19,400	304
		34,182
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)(d)	1,183,100	6,128
Specialty Retail - 5.3%
Advance Auto Parts, Inc.	173,000	6,972
Asbury Automotive Group, Inc.	426,841	7,030
Citi Trends, Inc. (a)	166,022	3,686
Collective Brands, Inc. (a)(d)	427,750	4,846
Group 1 Automotive, Inc.	203,228	5,292
Jos. A. Bank Clothiers, Inc. (a)(d)	237,322	6,455
Lithia Motors, Inc. Class A (sub. vtg.) (d)	333,000	2,274
Lowe's Companies, Inc.	124,000	2,976
OfficeMax, Inc.	348,300	7,551
PetSmart, Inc.	271,200	6,357
Sherwin-Williams Co.	102,600	5,761
Staples, Inc.	372,900	8,745
The Men's Wearhouse, Inc.	127,100	2,635
Tween Brands, Inc. (a)	339,473	6,742
Williams-Sonoma, Inc. (d)	143,500	3,648
		80,970
TOTAL CONSUMER DISCRETIONARY		257,443
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.4%
Kroger Co.	64,700	1,788
SUPERVALU, Inc.	152,500	5,348
Sysco Corp.	195,200	6,024
Winn-Dixie Stores, Inc. (a)(d)	469,179	8,469
		21,629
Food Products - 0.9%
Cermaq ASA	332,200	4,265
Global Bio-Chem Technology Group Co. Ltd.	1,804,000	770
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Lighthouse Caledonia ASA (d)	623,368	$ 716
Marine Harvest ASA (a)(d)	12,103,000	8,161
		13,912
Household Products - 0.5%
Energizer Holdings, Inc. (a)	81,600	6,658
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	163,100	3,272
TOTAL CONSUMER STAPLES		45,471
ENERGY - 12.5%
Energy Equipment & Services - 3.6%
Acergy SA sponsored ADR	145,300	3,768
Calfrac Well Services Ltd.	68,600	1,883
Exterran Holdings, Inc. (a)	53,000	3,897
Global Industries Ltd. (a)	440,377	7,597
Hercules Offshore, Inc. (a)	72,733	2,467
National Oilwell Varco, Inc. (a)	126,700	10,557
Oceaneering International, Inc. (a)	8,000	571
Parker Drilling Co. (a)	237,800	2,126
Patterson-UTI Energy, Inc.	157,600	4,961
Petroleum Geo-Services ASA	236,000	6,951
Pride International, Inc. (a)	100,100	4,398
Tidewater, Inc.	75,000	5,125
		54,301
Oil, Gas & Consumable Fuels - 8.9%
Arch Coal, Inc.	63,600	4,128
Boardwalk Pipeline Partners, LP	83,650	2,237
Cabot Oil & Gas Corp.	332,218	20,019
Canadian Natural Resources Ltd.	70,600	6,910
Copano Energy LLC	148,113	5,458
Encore Acquisition Co. (a)	51,900	3,466
Energy Transfer Equity LP	75,900	2,464
Forest Oil Corp. (a)	129,700	8,657
Hess Corp.	57,800	7,098
Holly Corp.	50,200	2,131
Niko Resources Ltd.	22,700	2,106
OPTI Canada, Inc. (a)	230,400	5,218
PetroHawk Energy Corp. (a)	427,430	12,558
Petroplus Holdings AG (a)	118,532	7,290
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Gas Services LP	211,468	$ 5,466
Southwestern Energy Co. (a)	174,600	7,742
Sunoco, Inc.	124,100	5,519
Tesoro Corp.	147,100	3,655
Ultra Petroleum Corp. (a)	190,300	16,550
Valero Energy Corp.	118,200	6,009
		134,681
TOTAL ENERGY		188,982
FINANCIALS - 17.1%
Capital Markets - 1.8%
EFG International	109,364	4,097
Fortress Investment Group LLC (d)	193,500	2,773
Franklin Resources, Inc.	3,000	304
Julius Baer Holding AG	73,063	5,979
KBW, Inc. (a)(d)	217,666	5,359
Lehman Brothers Holdings, Inc.	249,300	9,177
T. Rowe Price Group, Inc.	3,200	185
		27,874
Commercial Banks - 2.9%
Associated Banc-Corp.	189,200	5,167
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	224,400	4,068
Boston Private Financial Holdings, Inc.	90,200	760
Center Financial Corp., California	319,088	2,987
First Midwest Bancorp, Inc., Delaware	10,700	279
Huntington Bancshares, Inc.	16,600	148
IBERIABANK Corp.	6,500	343
Intervest Bancshares Corp. Class A	54,192	475
Renasant Corp.	31,642	735
Sumitomo Mitsui Financial Group, Inc.	389	3,346
Taylor Capital Group, Inc.	112,974	1,452
UCBH Holdings, Inc. (d)	816,055	3,982
UnionBanCal Corp.	106,131	5,313
Wachovia Corp.	349,500	8,318
West Coast Bancorp, Oregon	108,400	1,254
Western Alliance Bancorp. (a)	22,700	240
Wilshire Bancorp, Inc.	234,797	2,097
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	64,528	$ 2,012
Zions Bancorp	9,900	427
		43,403
Consumer Finance - 0.0%
Capital One Financial Corp.	3,200	154
Diversified Financial Services - 1.5%
CIT Group, Inc.	218,200	2,182
JPMorgan Chase & Co.	178,000	7,654
KKR Financial Holdings LLC	633,491	7,703
MarketAxess Holdings, Inc. (a)	627,888	4,910
		22,449
Insurance - 3.5%
American International Group, Inc.	183,656	6,612
American Safety Insurance Group Ltd. (a)	272,451	4,441
Argo Group International Holdings, Ltd. (a)	147,287	5,684
Everest Re Group Ltd.	81,200	7,123
Genworth Financial, Inc. Class A (non-vtg.)	278,100	6,146
IPC Holdings Ltd.	51,900	1,474
LandAmerica Financial Group, Inc. (d)	144,140	4,292
Maiden Holdings Ltd. (e)	89,600	678
Principal Financial Group, Inc.	130,800	7,048
Stewart Information Services Corp.	36,100	854
The First American Corp.	90,104	3,025
United America Indemnity Ltd. Class A (a)	251,340	3,662
XL Capital Ltd. Class A	63,200	2,206
		53,245
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	80,501	8,396
Annaly Capital Management, Inc.	357,200	6,362
CapitalSource, Inc. (d)	236,486	3,632
Chimera Investment Corp.	189,900	2,632
Corporate Office Properties Trust (SBI)	152,400	5,777
Developers Diversified Realty Corp.	138,600	5,500
General Growth Properties, Inc.	237,900	9,887
Highwoods Properties, Inc. (SBI)	53,300	1,919
iStar Financial, Inc. (d)	5,200	99
Potlatch Corp.	135,000	6,526
Public Storage	53,225	4,691
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	28,300	$ 2,822
Vornado Realty Trust	46,500	4,544
		62,787
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	665,100	14,938
Forestar Real Estate Group, Inc. (a)	142,333	3,558
The St. Joe Co. (d)	174,671	6,704
		25,200
Thrifts & Mortgage Finance - 1.6%
Encore Bancshares, Inc.	40,094	711
Fannie Mae	297,500	8,038
FirstFed Financial Corp. (a)(d)	158,200	2,332
MGIC Investment Corp. (d)	231,400	2,781
Washington Federal, Inc.	405,400	9,077
Washington Mutual, Inc.	171,400	1,546
		24,485
TOTAL FINANCIALS		259,597
HEALTH CARE - 5.7%
Biotechnology - 0.5%
GTx, Inc. (a)(d)	190,202	2,857
OSI Pharmaceuticals, Inc. (a)	13,100	462
Theravance, Inc. (a)(d)	319,320	4,320
		7,639
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	60,600	798
Covidien Ltd.	113,975	5,709
Integra LifeSciences Holdings Corp. (a)	22,100	929
Smith & Nephew PLC sponsored ADR	33,000	1,777
		9,213
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	308,084	8,127
Capital Senior Living Corp. (a)	321,545	2,585
Emeritus Corp. (a)	237,551	5,043
HealthSouth Corp. (a)(d)	319,300	5,980
Universal American Financial Corp. (a)	584,663	6,753
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	94,700	$ 6,156
VCA Antech, Inc. (a)	108,500	3,404
		38,048
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc.	90,500	3,620
Pharmaceuticals - 1.8%
Allergan, Inc.	23,100	1,331
Alpharma, Inc. Class A (a)(d)	395,500	9,963
Barr Pharmaceuticals, Inc. (a)	129,117	5,655
BioForm Medical, Inc.	463,900	2,050
Sepracor, Inc. (a)	167,900	3,628
XenoPort, Inc. (a)	108,000	4,674
		27,301
TOTAL HEALTH CARE		85,821
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	122,400	4,849
Building Products - 0.8%
Masco Corp.	232,800	4,316
Owens Corning (a)	302,600	7,816
		12,132
Commercial Services & Supplies - 4.6%
ACCO Brands Corp. (a)	434,493	6,665
Allied Waste Industries, Inc. (a)	745,300	10,039
Avery Dennison Corp.	79,100	4,080
Cenveo, Inc. (a)	321,116	3,751
Consolidated Graphics, Inc. (a)	94,000	5,163
CoStar Group, Inc. (a)	66,836	3,135
EnergySolutions, Inc.	264,500	6,718
Equifax, Inc.	157,300	6,003
First Advantage Corp. Class A (a)	166,269	3,337
GeoEye, Inc. (a)	456,557	7,784
Huron Consulting Group, Inc. (a)	9,200	493
Manpower, Inc.	44,500	2,804
Monster Worldwide, Inc. (a)	184,100	4,545
R.R. Donnelley & Sons Co.	191,100	6,274
		70,791
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	80,000	$ 3,656
Great Lakes Dredge & Dock Corp.	526,452	3,185
MYR Group, Inc. (a)(e)	129,400	1,941
Outotec Oyj	10,600	724
Shaw Group, Inc. (a)	47,100	2,873
URS Corp. (a)	207,775	9,934
		22,313
Electrical Equipment - 2.8%
Acuity Brands, Inc. (d)	157,300	8,376
Belden, Inc.	175,100	7,335
Cooper Industries Ltd. Class A	139,900	6,524
Nexans SA	2,300	314
Prysmian SpA	248,000	6,559
Vestas Wind Systems AS (a)	49,600	6,828
Zumtobel AG	199,900	6,241
		42,177
Industrial Conglomerates - 0.3%
Siemens AG (Reg.)	46,200	5,229
Machinery - 2.6%
Accuride Corp. (a)	704,726	5,462
Albany International Corp. Class A	186,500	6,455
Commercial Vehicle Group, Inc. (a)	85,100	1,186
Eaton Corp.	66,800	6,458
Force Protection, Inc. (a)(d)	663,700	2,834
GEA Group AG	61,100	2,379
Ingersoll-Rand Co. Ltd. Class A	133,300	5,871
Navistar International Corp. (a)	106,900	8,119
NGK Insulators Ltd.	55,000	1,005
		39,769
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	670,411	10,210
Road & Rail - 1.2%
Con-way, Inc.	29,800	1,455
J.B. Hunt Transport Services, Inc.	122,700	4,275
Knight Transportation, Inc.	291,000	5,314
Old Dominion Freight Lines, Inc. (a)	86,398	2,607
P.A.M. Transportation Services, Inc. (a)	227,974	3,342
YRC Worldwide, Inc. (a)	45,600	796
		17,789
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	163,700	$ 1,999
ERIKS Group NV (Certificaten Van Aandelen) unit	23,709	1,665
Rush Enterprises, Inc.:
Class A (a)	386,654	6,256
Class B (a)	30,000	451
		10,371
TOTAL INDUSTRIALS		235,630
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.2%
Comverse Technology, Inc. (a)	8,300	155
Motorola, Inc.	73,000	681
Nokia Corp. sponsored ADR	66,700	1,894
RADWARE Ltd. (a)	97,415	953
		3,683
Computers & Peripherals - 1.5%
NCR Corp. (a)	580,900	15,371
Western Digital Corp. (a)	209,600	7,866
		23,237
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	87,600	3,275
Arrow Electronics, Inc. (a)	225,400	6,911
Avnet, Inc. (a)	192,550	5,684
Bell Microproducts, Inc. (a)	766,696	2,032
Ingram Micro, Inc. Class A (a)	288,100	5,223
Itron, Inc. (a)(d)	148,670	14,507
Methode Electronics, Inc. Class A	67,200	769
Tyco Electronics Ltd.	200,675	8,051
		46,452
Internet Software & Services - 2.1%
DealerTrack Holdings, Inc. (a)	165,245	3,477
Dice Holdings, Inc.	940,190	7,155
Move, Inc. (a)	3,645,519	10,973
SAVVIS, Inc. (a)	52,900	882
VeriSign, Inc. (a)	226,300	9,061
		31,548
IT Services - 2.4%
Fiserv, Inc. (a)	106,600	5,582
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)	390,329	$ 2,791
Sapient Corp. (a)	747,598	4,934
Satyam Computer Services Ltd. sponsored ADR	211,500	6,155
Unisys Corp. (a)	2,252,271	11,396
VeriFone Holdings, Inc. (a)(d)	351,200	5,156
		36,014
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	332,700	7,699
ARM Holdings PLC sponsored ADR	893,300	5,574
ASML Holding NV (NY Shares)	247,100	7,403
Atmel Corp. (a)	1,582,400	7,073
Infineon Technologies AG sponsored ADR (a)	434,400	3,931
Lam Research Corp. (a)	220,800	8,987
NEC Electronics Corp. (a)	155,000	3,631
ON Semiconductor Corp. (a)	1,473,670	14,575
Varian Semiconductor Equipment Associates, Inc. (a)	182,800	6,952
Zoran Corp. (a)	253,346	3,706
		69,531
Software - 1.2%
CA, Inc.	11,500	305
Gameloft (a)	518,044	2,571
Misys PLC	1,892,079	5,959
Nuance Communications, Inc. (a)	59,600	1,175
THQ, Inc. (a)	361,300	7,750
Voltaire Ltd.	206,400	1,220
		18,980
TOTAL INFORMATION TECHNOLOGY		229,445
MATERIALS - 7.0%
Chemicals - 4.7%
Albemarle Corp.	229,000	10,184
Arkema sponsored ADR	86,400	5,540
Calgon Carbon Corp. (a)	518,506	9,188
Celanese Corp. Class A	87,348	4,254
H.B. Fuller Co.	239,800	5,964
Innospec, Inc.	216,332	5,326
Lubrizol Corp.	14,200	797
Methanex Corp.	33,100	936
Minerals Technologies, Inc.	111,389	7,754
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	14,600	$ 1,143
OM Group, Inc. (a)(d)	143,700	6,248
Rockwood Holdings, Inc. (a)	64,600	2,372
Rohm & Haas Co.	50,000	2,699
Tronox, Inc. Class A	158,192	562
W.R. Grace & Co. (a)	300,164	8,128
		71,095
Construction Materials - 0.3%
Eagle Materials, Inc. (d)	114,200	4,094
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	81,700	2,916
Temple-Inland, Inc.	240,600	3,506
		6,422
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	52,000	3,682
AK Steel Holding Corp.	61,200	4,345
Goldcorp, Inc.	50,800	2,044
Kinross Gold Corp.	96,900	1,933
Randgold Resources Ltd. sponsored ADR	57,000	2,417
Shore Gold, Inc. (a)	1,381,700	4,840
ZincOx Resources PLC (a)	555,800	2,064
		21,325
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	180,480	3,682
TOTAL MATERIALS		106,618
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	415,968	7,537
Qwest Communications International, Inc.	1,898,400	9,207
		16,744
UTILITIES - 5.3%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	147,427	8,072
E.ON AG	28,700	6,106
Edison International	111,400	5,930
Entergy Corp.	38,700	4,674
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	57,700	$ 5,078
PPL Corp.	127,900	6,563
		36,423
Gas Utilities - 0.0%
Equitable Resources, Inc.	5,500	386
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	367,100	7,151
Clipper Windpower PLC (a)(f)	568,173	6,939
Constellation Energy Group, Inc.	84,689	7,303
NRG Energy, Inc. (a)	377,524	15,701
Reliant Energy, Inc. (a)	229,248	5,860
		42,954
TOTAL UTILITIES		79,763
TOTAL COMMON STOCKS (Cost $1,498,160)		1,505,514
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	1,500	1,497
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,400	665
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc.	60	6,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,105)		8,347
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,814)	141,600	1,754
Money Market Funds - 5.4%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c) (Cost $81,941)	81,941,025	$ 81,941
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,590,020)		1,597,556
NET OTHER ASSETS - (5.4)%		(81,212)
NET ASSETS - 100%		$ 1,516,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,619,000 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	1,138
Total	$ 1,152
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,597,556	$ 1,582,039	$ 15,517	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 717
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(39)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(678)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Bermuda	3.5%
Canada	3.0%
United Kingdom	1.7%
Norway	1.3%
Switzerland	1.2%
Germany	1.1%
Others (individually less than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,628) - See accompanying schedule: Unaffiliated issuers (cost $1,508,079)	$ 1,515,615
Fidelity Central Funds (cost $81,941)	81,941
Total Investments (cost $1,590,020)		$ 1,597,556
Foreign currency held at value (cost $417)		417
Receivable for investments sold		21,291
Receivable for fund shares sold		891
Dividends receivable		1,700
Distributions receivable from Fidelity Central Funds		288
Prepaid expenses		4
Other receivables		9
Total assets		1,622,156

Liabilities
Payable to custodian bank	$ 3,383
Payable for investments purchased Regular delivery	16,266
Delayed delivery	246
Payable for fund shares redeemed	2,353
Accrued management fee	702
Distribution fees payable	500
Other affiliated payables	370
Other payables and accrued expenses	51
Collateral on securities loaned, at value	81,941
Total liabilities		105,812

Net Assets		$ 1,516,344
Net Assets consist of:
Paid in capital		$ 1,670,989
Undistributed net investment income		1,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,840)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,539
Net Assets		$ 1,516,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,514.325 ÷ 12,392.238 shares)	$ 24.90

Maximum offering price per share (100/94.25 of $24.90)	$ 26.42
Class T: Net Asset Value and redemption price per share ($617,202.214 ÷ 23,988.601 shares)	$ 25.73

Maximum offering price per share (100/96.50 of $25.73)	$ 26.66
Class B: Net Asset Value and offering price per share ($135,940.860 ÷ 5,853.897 shares)A	$ 23.22

Class C: Net Asset Value and offering price per share ($78,413.793 ÷ 3,414.660 shares)A	$ 22.96

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($294,328.567 ÷ 10,637.709 shares)	$ 27.67

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($102.812 ÷ 3.714 shares)	$ 27.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($81,841.357 ÷ 3,086.121 shares)	$ 26.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,585
Interest		25
Income from Fidelity Central Funds (including $1,138 from security lending)		1,152
Total income		11,762

Expenses
Management fee	$ 4,366
Transfer agent fees	2,028
Distribution fees	3,126
Accounting and security lending fees	252
Custodian fees and expenses	86
Independent trustees' compensation	3
Registration fees	96
Audit	29
Legal	6
Interest	44
Miscellaneous	233
Total expenses before reductions	10,269
Expense reductions	(44)	10,225
Net investment income (loss)		1,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(142,249)
Foreign currency transactions	(64)
Total net realized gain (loss)		(142,313)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,766
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		50,764
Net gain (loss)		(91,549)
Net increase (decrease) in net assets resulting from operations		$ (90,012)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,537	$ (818)
Net realized gain (loss)	(142,313)	320,021
Change in net unrealized appreciation (depreciation)	50,764	(211,227)
Net increase (decrease) in net assets resulting from operations	(90,012)	107,976
Distributions to shareholders from net investment income	-	(417)
Distributions to shareholders from net realized gain	(260,896)	(226,010)
Total distributions	(260,896)	(226,427)
Share transactions - net increase (decrease)	844	214,781
Total increase (decrease) in net assets	(350,064)	96,330

Net Assets
Beginning of period	1,866,408	1,770,078
End of period (including undistributed net investment income of $1,656 and undistributed net investment income of $119, respectively)	$ 1,516,344	$ 1,866,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74
Income from Investment Operations
Net investment income (loss) E	.04	.02	.06	.03	(.10)	(.08)
Net realized and unrealized gain (loss)	(1.28)	1.89	4.94	2.04	2.73	9.29
Total from investment operations	(1.24)	1.91	5.00	2.07	2.63	9.21
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(4.53)	(4.27)	(7.35)	(.26)	-	-
Total distributions	(4.53)	(4.27)	(7.36)	(.26)	-	-
Net asset value, end of period	$ 24.90	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Total Return B, C, D	(4.46)%	6.46%	17.23%	6.19%	8.50%	42.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.16%	1.17%	1.19%	1.18%	1.21%
Expenses net of fee waivers, if any	1.20%A	1.16%	1.17%	1.19%	1.18%	1.21%
Expenses net of all reductions	1.19%A	1.15%	1.16%	1.13%	1.17%	1.18%
Net investment income (loss)	.31%A	.07%	.20%	.09%	(.30)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 355	$ 334	$ 312	$ 299	$ 238
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	- I	(.03)	(.16)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.94	5.06	2.07	2.79	9.50
Total from investment operations	(1.30)	1.90	5.06	2.04	2.63	9.37
Distributions from net realized gain	(4.45)	(4.19)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 25.73	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Total Return B, C, D	(4.55)%	6.24%	17.03%	5.97%	8.31%	42.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38% A	1.35%	1.35%	1.37%	1.38%	1.41%
Expenses net of fee waivers, if any	1.38%A	1.35%	1.35%	1.37%	1.38%	1.41%
Expenses net of all reductions	1.37%A	1.34%	1.34%	1.32%	1.36%	1.38%
Net investment income (loss)	.13%A	(.12)%	.01%	(.10)%	(.50)%	(.54)%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 751	$ 827	$ 930	$ 1,107	$ 1,127
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42
Income from Investment Operations
Net investment income (loss)E	(.05)	(.21)	(.18)	(.23)	(.35)	(.27)
Net realized and unrealized gain (loss)	(1.20)	1.78	4.69	1.96	2.65	9.09
Total from investment operations	(1.25)	1.57	4.51	1.73	2.30	8.82
Distributions from net realized gain	(4.27)	(4.00)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 23.22	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Total ReturnB, C, D	(4.84)%	5.63%	16.29%	5.33%	7.61%	41.18%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95%A	1.95%	1.97%	1.98%	2.02%	2.04%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.97%	1.98%	2.02%	2.04%
Expenses net of all reductions	1.95%A	1.94%	1.96%	1.93%	2.00%	2.01%
Net investment income (loss)	(.44)%A	(.72)%	(.61)%	(.71)%	(1.14)%	(1.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 136	$ 175	$ 212	$ 244	$ 301	$ 290
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29
Income from Investment Operations
Net investment income (loss)E	(.05)	(.21)	(.17)	(.23)	(.33)	(.26)
Net realized and unrealized gain (loss)	(1.20)	1.78	4.65	1.95	2.63	9.04
Total from investment operations	(1.25)	1.57	4.48	1.72	2.30	8.78
Distributions from net realized gain	(4.30)	(4.02)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 22.96	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Total ReturnB, C, D	(4.88)%	5.66%	16.30%	5.33%	7.65%	41.24%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95%A	1.94%	1.95%	1.98%	1.97%	1.99%
Expenses net of fee waivers, if any	1.95%A	1.94%	1.95%	1.98%	1.97%	1.99%
Expenses net of all reductions	1.95%A	1.93%	1.94%	1.93%	1.96%	1.97%
Net investment income (loss)	(.44)%A	(.71)%	(.59)%	(.71)%	(1.10)%	(1.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 94	$ 99	$ 108	$ 136	$ 106
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95
Income from Investment Operations
Net investment income (loss)D	.08	.12	.14	.14	-H	.02
Net realized and unrealized gain (loss)	(1.42)	2.06	5.34	2.16	2.90	9.84
Total from investment operations	(1.34)	2.18	5.48	2.30	2.90	9.86
Distributions from net investment income	-	(.04)	(.11)	-	-	-
Distributions from net realized gain	(4.59)	(4.31)	(7.35)	(.26)	-	-
Total distributions	(4.59)	(4.35)	(7.46)	(.26)	-	-
Net asset value, end of period	$ 27.67	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Total ReturnB, C	(4.37)%	6.78%	17.52%	6.46%	8.84%	42.96%
Ratios to Average Net AssetsE, G
Expenses before reductions	.94%A	.89%	.93%	.89%	.87%	.79%
Expenses net of fee waivers, if any	.94%A	.89%	.93%	.89%	.87%	.79%
Expenses net of all reductions	.94%A	.87%	.91%	.83%	.86%	.76%
Net investment income (loss)	.57%A	.35%	.44%	.39%	.00%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 294	$ 407	$ 216	$ 171	$ 185	$ 22
Portfolio turnover rateF	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2008

(Unaudited)G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.92
Income from Investment Operations
Net investment income (loss)D	.03
Net realized and unrealized gain (loss)	.73
Total from investment operations	.76
Net asset value, end of period	$ 27.68
Total ReturnB, C	2.82%
Ratios to Average Net AssetsE, H
Expenses before reductions	.71%A
Expenses net of fee waivers, if any	.71%A
Expenses net of all reductions	.71%A
Net investment income (loss)	1.64%A
Supplemental Data
Portfolio turnover rateF	144%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36
Income from Investment Operations
Net investment income (loss)D	.09	.14	.18	.17	.03	.01
Net realized and unrealized gain (loss)	(1.37)	1.98	5.19	2.11	2.82	9.58
Total from investment operations	(1.28)	2.12	5.37	2.28	2.85	9.59
Distributions from net investment income	-	(.07)	(.15)	-	-	-
Distributions from net realized gain	(4.63)	(4.31)	(7.35)	(.26)	-	-
Total distributions	(4.63)	(4.38)	(7.50)	(.26)	-	-
Net asset value, end of period	$ 26.52	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Total ReturnB, C	(4.32)%	6.82%	17.70%	6.58%	8.92%	42.89%
Ratios to Average Net AssetsE, G
Expenses before reductions	.85%A	.83%	.79%	.80%	.79%	.83%
Expenses net of fee waivers, if any	.85%A	.83%	.79%	.80%	.79%	.83%
Expenses net of all reductions	.84%A	.82%	.78%	.74%	.78%	.81%
Net investment income (loss)	.66%A	.40%	.57%	.48%	.08%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 85	$ 81	$ 109	$ 131	$ 141
Portfolio turnover rateF	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Fidelity Value Strategies Fund Class K on May 9, 2008. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investments companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 172,329
Unrealized depreciation	(175,174)
Net unrealized appreciation (depreciation)	$ (2,845)
Cost for federal income tax purposes	$ 1,600,401

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,142,717 and $1,394,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Retail Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 389	$ 12
Class T	.25%	.25%	1,599	24
Class B	.75%	.25%	732	550
Class C	.75%	.25%	406	28
			$ 3,126	$ 614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26
Class T	12
Class B*	84
Class C*	3
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC receives an asset-based fee of .05% of Fidelity Value Strategies Fund Class K average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for Fidelity Value Strategies Fund shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457.29
Class T	709.22
Class B	216.30
Class C	120.30
Fidelity Value Strategies Fund	453.29
Institutional Class	73.19
	$ 2,028

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,376	3.73%	$ 44

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	5
Fidelity Value Strategies Fund	5
$ 13

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $119, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Fidelity Value Strategies Fund	$ -	$ 258
Institutional Class	-	159
Total	$ -	$ 417

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 51,999	$ 43,826
Class T	105,018	103,366
Class B	25,669	27,424
Class C	14,150	12,966
Fidelity Value Strategies Fund	52,334	28,276
Institutional Class	11,726	10,152
Total	$ 260,896	$ 226,010

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Class A
Shares sold	1,430	3,295	$ 34,853	$ 105,009
Reinvestment of distributions	1,948	1,416	49,927	41,941
Shares redeemed	(2,546)	(3,273)	(62,214)	(103,751)
Net increase (decrease)	832	1,438	$ 22,566	$ 43,199
Class T
Shares sold	1,458	4,198	$ 36,797	$ 137,212
Reinvestment of distributions	3,696	3,194	97,977	97,268
Shares redeemed	(5,009)	(8,034)	(126,245)	(261,183)
Net increase (decrease)	145	(642)	$ 8,529	$ (26,703)
Class B
Shares sold	132	420	$ 3,029	$ 12,640
Reinvestment of distributions	997	917	23,923	25,663
Shares redeemed	(1,357)	(2,067)	(30,723)	(61,456)
Net increase (decrease)	(228)	(730)	$ (3,771)	$ (23,153)
Class C
Shares sold	207	536	$ 4,674	$ 15,982
Reinvestment of distributions	548	435	13,010	12,064
Shares redeemed	(653)	(861)	(14,636)	(25,525)
Net increase (decrease)	102	110	$ 3,048	$ 2,521

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Fidelity Value Strategies Fund
Shares sold	1,633	19,965	$ 44,221	$ 700,005
Reinvestment of distributions	1,772	843	50,428	27,244
Shares redeemed	(4,882)	(14,742)	(136,350)	(517,477)
Net increase (decrease)	(1,477)	6,066	$ (41,701)	$ 209,772
Fidelity Value Strategies Fund Class K
Shares sold	4	-	$ 100	$ -
Institutional Class
Shares sold	492	716	$ 12,615	$ 24,302
Reinvestment of distributions	399	300	10,889	9,355
Shares redeemed	(422)	(734)	(11,431)	(24,512)
Net increase (decrease)	469	282	$ 12,073	$ 9,145

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0708
1.786805.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Strategies
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Class A, T, B, C, Fidelity Value Strategies Fund & Institutional Class and for the entire period (May 9, 2008 to May 31, 2008) for Fidelity Value Strategies Fund Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 955.40	$ 5.87B
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.06C
Class T
Actual	$ 1,000.00	$ 954.50	$ 6.74B
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.96C
Class B
Actual	$ 1,000.00	$ 951.60	$ 9.51B
HypotheticalA	$ 1,000.00	$ 1,015.25	$ 9.82C
Class C
Actual	$ 1,000.00	$ 951.20	$ 9.51B
HypotheticalA	$ 1,000.00	$ 1,015.25	$ 9.82C
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 956.30	$ 4.60B
HypotheticalA	$ 1,000.00	$ 1,020.30	$ 4.75C
Fidelity Value Strategies Fund Class K
Actual	$ 1,000.00	$ 1,028.20	$ .45B
HypotheticalA	$ 1,000.00	$ 1,021.45	$ 3.59C
Institutional Class
Actual	$ 1,000.00	$ 956.80	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Class A, T, B, C, Fidelity Value Strategies Fund & Institutional Class and multiplied by 23/366 (to reflect the period May 9, 2008 to May 31, 2008) for Fidelity Value Strategies Fund Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.38%
Class B	1.95%
Class C	1.95%
Fidelity Value Strategies Fund	.94%
Fidelity Value Strategies Fund Class K	.71%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.3	0.7
Ultra Petroleum Corp.	1.1	0.8
NRG Energy, Inc.	1.0	1.5
NCR Corp.	1.0	0.4
CB Richard Ellis Group, Inc. Class A	1.0	0.7
ON Semiconductor Corp.	1.0	0.3
Itron, Inc.	1.0	0.7
PetroHawk Energy Corp.	0.8	0.4
Unisys Corp.	0.8	0.5
Move, Inc.	0.7	0.5
	9.7
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	13.9
Consumer Discretionary	17.0	15.4
Industrials	15.5	14.7
Information Technology	15.1	17.7
Energy	12.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks and Investment Companies 99.4%		Stocks 99.6%
	Convertible Securities 0.6%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	18.5%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 1.2%
Federal-Mogul Corp. Class A (a)	203,000	$ 4,056
Johnson Controls, Inc.	190,600	6,492
Lear Corp. (a)	34,800	896
The Goodyear Tire & Rubber Co. (a)	258,500	6,568
		18,012
Automobiles - 0.8%
Fiat SpA	284,900	6,349
Renault SA	58,700	6,027
		12,376
Diversified Consumer Services - 1.9%
H&R Block, Inc.	333,300	7,779
Hillenbrand, Inc.	359,506	7,963
Princeton Review, Inc. (a)	630,770	4,844
Regis Corp.	199,600	6,056
Service Corp. International	146,400	1,566
		28,208
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	132,400	2,904
IHOP Corp. (d)	185,259	8,687
International Game Technology	103,400	3,687
McCormick & Schmick's Seafood Restaurants (a)	183,400	1,746
Vail Resorts, Inc. (a)	119,800	5,965
		22,989
Household Durables - 2.7%
Black & Decker Corp.	109,900	7,111
Centex Corp.	338,800	6,380
Ethan Allen Interiors, Inc.	143,500	4,024
Leggett & Platt, Inc.	164,900	3,150
Pulte Homes, Inc.	610,100	7,462
The Stanley Works	117,400	5,703
Whirlpool Corp.	95,200	7,014
		40,844
Leisure Equipment & Products - 0.9%
Brunswick Corp.	363,700	4,983
Eastman Kodak Co.	477,100	7,309
MarineMax, Inc. (a)	147,300	1,442
		13,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.3%
Cinemark Holdings, Inc.	513,199	$ 7,426
E.W. Scripps Co. Class A	167,100	7,870
Grupo Televisa SA de CV (CPO) sponsored ADR	238,200	6,241
Lamar Advertising Co. Class A (a)(d)	97,900	4,097
Liberty Media Corp. - Capital Series A (a)	303,800	4,502
Live Nation, Inc. (a)	246,989	3,742
Virgin Media, Inc.	19,400	304
		34,182
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)(d)	1,183,100	6,128
Specialty Retail - 5.3%
Advance Auto Parts, Inc.	173,000	6,972
Asbury Automotive Group, Inc.	426,841	7,030
Citi Trends, Inc. (a)	166,022	3,686
Collective Brands, Inc. (a)(d)	427,750	4,846
Group 1 Automotive, Inc.	203,228	5,292
Jos. A. Bank Clothiers, Inc. (a)(d)	237,322	6,455
Lithia Motors, Inc. Class A (sub. vtg.) (d)	333,000	2,274
Lowe's Companies, Inc.	124,000	2,976
OfficeMax, Inc.	348,300	7,551
PetSmart, Inc.	271,200	6,357
Sherwin-Williams Co.	102,600	5,761
Staples, Inc.	372,900	8,745
The Men's Wearhouse, Inc.	127,100	2,635
Tween Brands, Inc. (a)	339,473	6,742
Williams-Sonoma, Inc. (d)	143,500	3,648
		80,970
TOTAL CONSUMER DISCRETIONARY		257,443
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.4%
Kroger Co.	64,700	1,788
SUPERVALU, Inc.	152,500	5,348
Sysco Corp.	195,200	6,024
Winn-Dixie Stores, Inc. (a)(d)	469,179	8,469
		21,629
Food Products - 0.9%
Cermaq ASA	332,200	4,265
Global Bio-Chem Technology Group Co. Ltd.	1,804,000	770
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Lighthouse Caledonia ASA (d)	623,368	$ 716
Marine Harvest ASA (a)(d)	12,103,000	8,161
		13,912
Household Products - 0.5%
Energizer Holdings, Inc. (a)	81,600	6,658
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	163,100	3,272
TOTAL CONSUMER STAPLES		45,471
ENERGY - 12.5%
Energy Equipment & Services - 3.6%
Acergy SA sponsored ADR	145,300	3,768
Calfrac Well Services Ltd.	68,600	1,883
Exterran Holdings, Inc. (a)	53,000	3,897
Global Industries Ltd. (a)	440,377	7,597
Hercules Offshore, Inc. (a)	72,733	2,467
National Oilwell Varco, Inc. (a)	126,700	10,557
Oceaneering International, Inc. (a)	8,000	571
Parker Drilling Co. (a)	237,800	2,126
Patterson-UTI Energy, Inc.	157,600	4,961
Petroleum Geo-Services ASA	236,000	6,951
Pride International, Inc. (a)	100,100	4,398
Tidewater, Inc.	75,000	5,125
		54,301
Oil, Gas & Consumable Fuels - 8.9%
Arch Coal, Inc.	63,600	4,128
Boardwalk Pipeline Partners, LP	83,650	2,237
Cabot Oil & Gas Corp.	332,218	20,019
Canadian Natural Resources Ltd.	70,600	6,910
Copano Energy LLC	148,113	5,458
Encore Acquisition Co. (a)	51,900	3,466
Energy Transfer Equity LP	75,900	2,464
Forest Oil Corp. (a)	129,700	8,657
Hess Corp.	57,800	7,098
Holly Corp.	50,200	2,131
Niko Resources Ltd.	22,700	2,106
OPTI Canada, Inc. (a)	230,400	5,218
PetroHawk Energy Corp. (a)	427,430	12,558
Petroplus Holdings AG (a)	118,532	7,290
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Gas Services LP	211,468	$ 5,466
Southwestern Energy Co. (a)	174,600	7,742
Sunoco, Inc.	124,100	5,519
Tesoro Corp.	147,100	3,655
Ultra Petroleum Corp. (a)	190,300	16,550
Valero Energy Corp.	118,200	6,009
		134,681
TOTAL ENERGY		188,982
FINANCIALS - 17.1%
Capital Markets - 1.8%
EFG International	109,364	4,097
Fortress Investment Group LLC (d)	193,500	2,773
Franklin Resources, Inc.	3,000	304
Julius Baer Holding AG	73,063	5,979
KBW, Inc. (a)(d)	217,666	5,359
Lehman Brothers Holdings, Inc.	249,300	9,177
T. Rowe Price Group, Inc.	3,200	185
		27,874
Commercial Banks - 2.9%
Associated Banc-Corp.	189,200	5,167
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	224,400	4,068
Boston Private Financial Holdings, Inc.	90,200	760
Center Financial Corp., California	319,088	2,987
First Midwest Bancorp, Inc., Delaware	10,700	279
Huntington Bancshares, Inc.	16,600	148
IBERIABANK Corp.	6,500	343
Intervest Bancshares Corp. Class A	54,192	475
Renasant Corp.	31,642	735
Sumitomo Mitsui Financial Group, Inc.	389	3,346
Taylor Capital Group, Inc.	112,974	1,452
UCBH Holdings, Inc. (d)	816,055	3,982
UnionBanCal Corp.	106,131	5,313
Wachovia Corp.	349,500	8,318
West Coast Bancorp, Oregon	108,400	1,254
Western Alliance Bancorp. (a)	22,700	240
Wilshire Bancorp, Inc.	234,797	2,097
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	64,528	$ 2,012
Zions Bancorp	9,900	427
		43,403
Consumer Finance - 0.0%
Capital One Financial Corp.	3,200	154
Diversified Financial Services - 1.5%
CIT Group, Inc.	218,200	2,182
JPMorgan Chase & Co.	178,000	7,654
KKR Financial Holdings LLC	633,491	7,703
MarketAxess Holdings, Inc. (a)	627,888	4,910
		22,449
Insurance - 3.5%
American International Group, Inc.	183,656	6,612
American Safety Insurance Group Ltd. (a)	272,451	4,441
Argo Group International Holdings, Ltd. (a)	147,287	5,684
Everest Re Group Ltd.	81,200	7,123
Genworth Financial, Inc. Class A (non-vtg.)	278,100	6,146
IPC Holdings Ltd.	51,900	1,474
LandAmerica Financial Group, Inc. (d)	144,140	4,292
Maiden Holdings Ltd. (e)	89,600	678
Principal Financial Group, Inc.	130,800	7,048
Stewart Information Services Corp.	36,100	854
The First American Corp.	90,104	3,025
United America Indemnity Ltd. Class A (a)	251,340	3,662
XL Capital Ltd. Class A	63,200	2,206
		53,245
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	80,501	8,396
Annaly Capital Management, Inc.	357,200	6,362
CapitalSource, Inc. (d)	236,486	3,632
Chimera Investment Corp.	189,900	2,632
Corporate Office Properties Trust (SBI)	152,400	5,777
Developers Diversified Realty Corp.	138,600	5,500
General Growth Properties, Inc.	237,900	9,887
Highwoods Properties, Inc. (SBI)	53,300	1,919
iStar Financial, Inc. (d)	5,200	99
Potlatch Corp.	135,000	6,526
Public Storage	53,225	4,691
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	28,300	$ 2,822
Vornado Realty Trust	46,500	4,544
		62,787
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	665,100	14,938
Forestar Real Estate Group, Inc. (a)	142,333	3,558
The St. Joe Co. (d)	174,671	6,704
		25,200
Thrifts & Mortgage Finance - 1.6%
Encore Bancshares, Inc.	40,094	711
Fannie Mae	297,500	8,038
FirstFed Financial Corp. (a)(d)	158,200	2,332
MGIC Investment Corp. (d)	231,400	2,781
Washington Federal, Inc.	405,400	9,077
Washington Mutual, Inc.	171,400	1,546
		24,485
TOTAL FINANCIALS		259,597
HEALTH CARE - 5.7%
Biotechnology - 0.5%
GTx, Inc. (a)(d)	190,202	2,857
OSI Pharmaceuticals, Inc. (a)	13,100	462
Theravance, Inc. (a)(d)	319,320	4,320
		7,639
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	60,600	798
Covidien Ltd.	113,975	5,709
Integra LifeSciences Holdings Corp. (a)	22,100	929
Smith & Nephew PLC sponsored ADR	33,000	1,777
		9,213
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	308,084	8,127
Capital Senior Living Corp. (a)	321,545	2,585
Emeritus Corp. (a)	237,551	5,043
HealthSouth Corp. (a)(d)	319,300	5,980
Universal American Financial Corp. (a)	584,663	6,753
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	94,700	$ 6,156
VCA Antech, Inc. (a)	108,500	3,404
		38,048
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc.	90,500	3,620
Pharmaceuticals - 1.8%
Allergan, Inc.	23,100	1,331
Alpharma, Inc. Class A (a)(d)	395,500	9,963
Barr Pharmaceuticals, Inc. (a)	129,117	5,655
BioForm Medical, Inc.	463,900	2,050
Sepracor, Inc. (a)	167,900	3,628
XenoPort, Inc. (a)	108,000	4,674
		27,301
TOTAL HEALTH CARE		85,821
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	122,400	4,849
Building Products - 0.8%
Masco Corp.	232,800	4,316
Owens Corning (a)	302,600	7,816
		12,132
Commercial Services & Supplies - 4.6%
ACCO Brands Corp. (a)	434,493	6,665
Allied Waste Industries, Inc. (a)	745,300	10,039
Avery Dennison Corp.	79,100	4,080
Cenveo, Inc. (a)	321,116	3,751
Consolidated Graphics, Inc. (a)	94,000	5,163
CoStar Group, Inc. (a)	66,836	3,135
EnergySolutions, Inc.	264,500	6,718
Equifax, Inc.	157,300	6,003
First Advantage Corp. Class A (a)	166,269	3,337
GeoEye, Inc. (a)	456,557	7,784
Huron Consulting Group, Inc. (a)	9,200	493
Manpower, Inc.	44,500	2,804
Monster Worldwide, Inc. (a)	184,100	4,545
R.R. Donnelley & Sons Co.	191,100	6,274
		70,791
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	80,000	$ 3,656
Great Lakes Dredge & Dock Corp.	526,452	3,185
MYR Group, Inc. (a)(e)	129,400	1,941
Outotec Oyj	10,600	724
Shaw Group, Inc. (a)	47,100	2,873
URS Corp. (a)	207,775	9,934
		22,313
Electrical Equipment - 2.8%
Acuity Brands, Inc. (d)	157,300	8,376
Belden, Inc.	175,100	7,335
Cooper Industries Ltd. Class A	139,900	6,524
Nexans SA	2,300	314
Prysmian SpA	248,000	6,559
Vestas Wind Systems AS (a)	49,600	6,828
Zumtobel AG	199,900	6,241
		42,177
Industrial Conglomerates - 0.3%
Siemens AG (Reg.)	46,200	5,229
Machinery - 2.6%
Accuride Corp. (a)	704,726	5,462
Albany International Corp. Class A	186,500	6,455
Commercial Vehicle Group, Inc. (a)	85,100	1,186
Eaton Corp.	66,800	6,458
Force Protection, Inc. (a)(d)	663,700	2,834
GEA Group AG	61,100	2,379
Ingersoll-Rand Co. Ltd. Class A	133,300	5,871
Navistar International Corp. (a)	106,900	8,119
NGK Insulators Ltd.	55,000	1,005
		39,769
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	670,411	10,210
Road & Rail - 1.2%
Con-way, Inc.	29,800	1,455
J.B. Hunt Transport Services, Inc.	122,700	4,275
Knight Transportation, Inc.	291,000	5,314
Old Dominion Freight Lines, Inc. (a)	86,398	2,607
P.A.M. Transportation Services, Inc. (a)	227,974	3,342
YRC Worldwide, Inc. (a)	45,600	796
		17,789
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	163,700	$ 1,999
ERIKS Group NV (Certificaten Van Aandelen) unit	23,709	1,665
Rush Enterprises, Inc.:
Class A (a)	386,654	6,256
Class B (a)	30,000	451
		10,371
TOTAL INDUSTRIALS		235,630
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.2%
Comverse Technology, Inc. (a)	8,300	155
Motorola, Inc.	73,000	681
Nokia Corp. sponsored ADR	66,700	1,894
RADWARE Ltd. (a)	97,415	953
		3,683
Computers & Peripherals - 1.5%
NCR Corp. (a)	580,900	15,371
Western Digital Corp. (a)	209,600	7,866
		23,237
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	87,600	3,275
Arrow Electronics, Inc. (a)	225,400	6,911
Avnet, Inc. (a)	192,550	5,684
Bell Microproducts, Inc. (a)	766,696	2,032
Ingram Micro, Inc. Class A (a)	288,100	5,223
Itron, Inc. (a)(d)	148,670	14,507
Methode Electronics, Inc. Class A	67,200	769
Tyco Electronics Ltd.	200,675	8,051
		46,452
Internet Software & Services - 2.1%
DealerTrack Holdings, Inc. (a)	165,245	3,477
Dice Holdings, Inc.	940,190	7,155
Move, Inc. (a)	3,645,519	10,973
SAVVIS, Inc. (a)	52,900	882
VeriSign, Inc. (a)	226,300	9,061
		31,548
IT Services - 2.4%
Fiserv, Inc. (a)	106,600	5,582
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)	390,329	$ 2,791
Sapient Corp. (a)	747,598	4,934
Satyam Computer Services Ltd. sponsored ADR	211,500	6,155
Unisys Corp. (a)	2,252,271	11,396
VeriFone Holdings, Inc. (a)(d)	351,200	5,156
		36,014
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	332,700	7,699
ARM Holdings PLC sponsored ADR	893,300	5,574
ASML Holding NV (NY Shares)	247,100	7,403
Atmel Corp. (a)	1,582,400	7,073
Infineon Technologies AG sponsored ADR (a)	434,400	3,931
Lam Research Corp. (a)	220,800	8,987
NEC Electronics Corp. (a)	155,000	3,631
ON Semiconductor Corp. (a)	1,473,670	14,575
Varian Semiconductor Equipment Associates, Inc. (a)	182,800	6,952
Zoran Corp. (a)	253,346	3,706
		69,531
Software - 1.2%
CA, Inc.	11,500	305
Gameloft (a)	518,044	2,571
Misys PLC	1,892,079	5,959
Nuance Communications, Inc. (a)	59,600	1,175
THQ, Inc. (a)	361,300	7,750
Voltaire Ltd.	206,400	1,220
		18,980
TOTAL INFORMATION TECHNOLOGY		229,445
MATERIALS - 7.0%
Chemicals - 4.7%
Albemarle Corp.	229,000	10,184
Arkema sponsored ADR	86,400	5,540
Calgon Carbon Corp. (a)	518,506	9,188
Celanese Corp. Class A	87,348	4,254
H.B. Fuller Co.	239,800	5,964
Innospec, Inc.	216,332	5,326
Lubrizol Corp.	14,200	797
Methanex Corp.	33,100	936
Minerals Technologies, Inc.	111,389	7,754
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	14,600	$ 1,143
OM Group, Inc. (a)(d)	143,700	6,248
Rockwood Holdings, Inc. (a)	64,600	2,372
Rohm & Haas Co.	50,000	2,699
Tronox, Inc. Class A	158,192	562
W.R. Grace & Co. (a)	300,164	8,128
		71,095
Construction Materials - 0.3%
Eagle Materials, Inc. (d)	114,200	4,094
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	81,700	2,916
Temple-Inland, Inc.	240,600	3,506
		6,422
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	52,000	3,682
AK Steel Holding Corp.	61,200	4,345
Goldcorp, Inc.	50,800	2,044
Kinross Gold Corp.	96,900	1,933
Randgold Resources Ltd. sponsored ADR	57,000	2,417
Shore Gold, Inc. (a)	1,381,700	4,840
ZincOx Resources PLC (a)	555,800	2,064
		21,325
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	180,480	3,682
TOTAL MATERIALS		106,618
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	415,968	7,537
Qwest Communications International, Inc.	1,898,400	9,207
		16,744
UTILITIES - 5.3%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	147,427	8,072
E.ON AG	28,700	6,106
Edison International	111,400	5,930
Entergy Corp.	38,700	4,674
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	57,700	$ 5,078
PPL Corp.	127,900	6,563
		36,423
Gas Utilities - 0.0%
Equitable Resources, Inc.	5,500	386
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	367,100	7,151
Clipper Windpower PLC (a)(f)	568,173	6,939
Constellation Energy Group, Inc.	84,689	7,303
NRG Energy, Inc. (a)	377,524	15,701
Reliant Energy, Inc. (a)	229,248	5,860
		42,954
TOTAL UTILITIES		79,763
TOTAL COMMON STOCKS (Cost $1,498,160)		1,505,514
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	1,500	1,497
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,400	665
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc.	60	6,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,105)		8,347
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,814)	141,600	1,754
Money Market Funds - 5.4%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c) (Cost $81,941)	81,941,025	$ 81,941
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,590,020)		1,597,556
NET OTHER ASSETS - (5.4)%		(81,212)
NET ASSETS - 100%		$ 1,516,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,619,000 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	1,138
Total	$ 1,152
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,597,556	$ 1,582,039	$ 15,517	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 717
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(39)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(678)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Bermuda	3.5%
Canada	3.0%
United Kingdom	1.7%
Norway	1.3%
Switzerland	1.2%
Germany	1.1%
Others (individually less than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,628) - See accompanying schedule: Unaffiliated issuers (cost $1,508,079)	$ 1,515,615
Fidelity Central Funds (cost $81,941)	81,941
Total Investments (cost $1,590,020)		$ 1,597,556
Foreign currency held at value (cost $417)		417
Receivable for investments sold		21,291
Receivable for fund shares sold		891
Dividends receivable		1,700
Distributions receivable from Fidelity Central Funds		288
Prepaid expenses		4
Other receivables		9
Total assets		1,622,156

Liabilities
Payable to custodian bank	$ 3,383
Payable for investments purchased Regular delivery	16,266
Delayed delivery	246
Payable for fund shares redeemed	2,353
Accrued management fee	702
Distribution fees payable	500
Other affiliated payables	370
Other payables and accrued expenses	51
Collateral on securities loaned, at value	81,941
Total liabilities		105,812

Net Assets		$ 1,516,344
Net Assets consist of:
Paid in capital		$ 1,670,989
Undistributed net investment income		1,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,840)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,539
Net Assets		$ 1,516,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,514.325 ÷ 12,392.238 shares)	$ 24.90

Maximum offering price per share (100/94.25 of $24.90)	$ 26.42
Class T: Net Asset Value and redemption price per share ($617,202.214 ÷ 23,988.601 shares)	$ 25.73

Maximum offering price per share (100/96.50 of $25.73)	$ 26.66
Class B: Net Asset Value and offering price per share ($135,940.860 ÷ 5,853.897 shares)A	$ 23.22

Class C: Net Asset Value and offering price per share ($78,413.793 ÷ 3,414.660 shares)A	$ 22.96

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($294,328.567 ÷ 10,637.709 shares)	$ 27.67

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($102.812 ÷ 3.714 shares)	$ 27.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($81,841.357 ÷ 3,086.121 shares)	$ 26.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,585
Interest		25
Income from Fidelity Central Funds (including $1,138 from security lending)		1,152
Total income		11,762

Expenses
Management fee	$ 4,366
Transfer agent fees	2,028
Distribution fees	3,126
Accounting and security lending fees	252
Custodian fees and expenses	86
Independent trustees' compensation	3
Registration fees	96
Audit	29
Legal	6
Interest	44
Miscellaneous	233
Total expenses before reductions	10,269
Expense reductions	(44)	10,225
Net investment income (loss)		1,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(142,249)
Foreign currency transactions	(64)
Total net realized gain (loss)		(142,313)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,766
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		50,764
Net gain (loss)		(91,549)
Net increase (decrease) in net assets resulting from operations		$ (90,012)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,537	$ (818)
Net realized gain (loss)	(142,313)	320,021
Change in net unrealized appreciation (depreciation)	50,764	(211,227)
Net increase (decrease) in net assets resulting from operations	(90,012)	107,976
Distributions to shareholders from net investment income	-	(417)
Distributions to shareholders from net realized gain	(260,896)	(226,010)
Total distributions	(260,896)	(226,427)
Share transactions - net increase (decrease)	844	214,781
Total increase (decrease) in net assets	(350,064)	96,330

Net Assets
Beginning of period	1,866,408	1,770,078
End of period (including undistributed net investment income of $1,656 and undistributed net investment income of $119, respectively)	$ 1,516,344	$ 1,866,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74
Income from Investment Operations
Net investment income (loss) E	.04	.02	.06	.03	(.10)	(.08)
Net realized and unrealized gain (loss)	(1.28)	1.89	4.94	2.04	2.73	9.29
Total from investment operations	(1.24)	1.91	5.00	2.07	2.63	9.21
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(4.53)	(4.27)	(7.35)	(.26)	-	-
Total distributions	(4.53)	(4.27)	(7.36)	(.26)	-	-
Net asset value, end of period	$ 24.90	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Total Return B, C, D	(4.46)%	6.46%	17.23%	6.19%	8.50%	42.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.16%	1.17%	1.19%	1.18%	1.21%
Expenses net of fee waivers, if any	1.20%A	1.16%	1.17%	1.19%	1.18%	1.21%
Expenses net of all reductions	1.19%A	1.15%	1.16%	1.13%	1.17%	1.18%
Net investment income (loss)	.31%A	.07%	.20%	.09%	(.30)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 355	$ 334	$ 312	$ 299	$ 238
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	- I	(.03)	(.16)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.94	5.06	2.07	2.79	9.50
Total from investment operations	(1.30)	1.90	5.06	2.04	2.63	9.37
Distributions from net realized gain	(4.45)	(4.19)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 25.73	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Total Return B, C, D	(4.55)%	6.24%	17.03%	5.97%	8.31%	42.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38% A	1.35%	1.35%	1.37%	1.38%	1.41%
Expenses net of fee waivers, if any	1.38%A	1.35%	1.35%	1.37%	1.38%	1.41%
Expenses net of all reductions	1.37%A	1.34%	1.34%	1.32%	1.36%	1.38%
Net investment income (loss)	.13%A	(.12)%	.01%	(.10)%	(.50)%	(.54)%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 751	$ 827	$ 930	$ 1,107	$ 1,127
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42
Income from Investment Operations
Net investment income (loss)E	(.05)	(.21)	(.18)	(.23)	(.35)	(.27)
Net realized and unrealized gain (loss)	(1.20)	1.78	4.69	1.96	2.65	9.09
Total from investment operations	(1.25)	1.57	4.51	1.73	2.30	8.82
Distributions from net realized gain	(4.27)	(4.00)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 23.22	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Total ReturnB, C, D	(4.84)%	5.63%	16.29%	5.33%	7.61%	41.18%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95%A	1.95%	1.97%	1.98%	2.02%	2.04%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.97%	1.98%	2.02%	2.04%
Expenses net of all reductions	1.95%A	1.94%	1.96%	1.93%	2.00%	2.01%
Net investment income (loss)	(.44)%A	(.72)%	(.61)%	(.71)%	(1.14)%	(1.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 136	$ 175	$ 212	$ 244	$ 301	$ 290
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29
Income from Investment Operations
Net investment income (loss)E	(.05)	(.21)	(.17)	(.23)	(.33)	(.26)
Net realized and unrealized gain (loss)	(1.20)	1.78	4.65	1.95	2.63	9.04
Total from investment operations	(1.25)	1.57	4.48	1.72	2.30	8.78
Distributions from net realized gain	(4.30)	(4.02)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 22.96	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Total ReturnB, C, D	(4.88)%	5.66%	16.30%	5.33%	7.65%	41.24%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95%A	1.94%	1.95%	1.98%	1.97%	1.99%
Expenses net of fee waivers, if any	1.95%A	1.94%	1.95%	1.98%	1.97%	1.99%
Expenses net of all reductions	1.95%A	1.93%	1.94%	1.93%	1.96%	1.97%
Net investment income (loss)	(.44)%A	(.71)%	(.59)%	(.71)%	(1.10)%	(1.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 94	$ 99	$ 108	$ 136	$ 106
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95
Income from Investment Operations
Net investment income (loss)D	.08	.12	.14	.14	-H	.02
Net realized and unrealized gain (loss)	(1.42)	2.06	5.34	2.16	2.90	9.84
Total from investment operations	(1.34)	2.18	5.48	2.30	2.90	9.86
Distributions from net investment income	-	(.04)	(.11)	-	-	-
Distributions from net realized gain	(4.59)	(4.31)	(7.35)	(.26)	-	-
Total distributions	(4.59)	(4.35)	(7.46)	(.26)	-	-
Net asset value, end of period	$ 27.67	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Total ReturnB, C	(4.37)%	6.78%	17.52%	6.46%	8.84%	42.96%
Ratios to Average Net AssetsE, G
Expenses before reductions	.94%A	.89%	.93%	.89%	.87%	.79%
Expenses net of fee waivers, if any	.94%A	.89%	.93%	.89%	.87%	.79%
Expenses net of all reductions	.94%A	.87%	.91%	.83%	.86%	.76%
Net investment income (loss)	.57%A	.35%	.44%	.39%	.00%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 294	$ 407	$ 216	$ 171	$ 185	$ 22
Portfolio turnover rateF	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2008

(Unaudited)G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.92
Income from Investment Operations
Net investment income (loss)D	.03
Net realized and unrealized gain (loss)	.73
Total from investment operations	.76
Net asset value, end of period	$ 27.68
Total ReturnB, C	2.82%
Ratios to Average Net AssetsE, H
Expenses before reductions	.71%A
Expenses net of fee waivers, if any	.71%A
Expenses net of all reductions	.71%A
Net investment income (loss)	1.64%A
Supplemental Data
Portfolio turnover rateF	144%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36
Income from Investment Operations
Net investment income (loss)D	.09	.14	.18	.17	.03	.01
Net realized and unrealized gain (loss)	(1.37)	1.98	5.19	2.11	2.82	9.58
Total from investment operations	(1.28)	2.12	5.37	2.28	2.85	9.59
Distributions from net investment income	-	(.07)	(.15)	-	-	-
Distributions from net realized gain	(4.63)	(4.31)	(7.35)	(.26)	-	-
Total distributions	(4.63)	(4.38)	(7.50)	(.26)	-	-
Net asset value, end of period	$ 26.52	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Total ReturnB, C	(4.32)%	6.82%	17.70%	6.58%	8.92%	42.89%
Ratios to Average Net AssetsE, G
Expenses before reductions	.85%A	.83%	.79%	.80%	.79%	.83%
Expenses net of fee waivers, if any	.85%A	.83%	.79%	.80%	.79%	.83%
Expenses net of all reductions	.84%A	.82%	.78%	.74%	.78%	.81%
Net investment income (loss)	.66%A	.40%	.57%	.48%	.08%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 85	$ 81	$ 109	$ 131	$ 141
Portfolio turnover rateF	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Fidelity Value Strategies Fund Class K on May 9, 2008. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investments companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 172,329
Unrealized depreciation	(175,174)
Net unrealized appreciation (depreciation)	$ (2,845)
Cost for federal income tax purposes	$ 1,600,401

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,142,717 and $1,394,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Retail Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 389	$ 12
Class T	.25%	.25%	1,599	24
Class B	.75%	.25%	732	550
Class C	.75%	.25%	406	28
			$ 3,126	$ 614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26
Class T	12
Class B*	84
Class C*	3
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC receives an asset-based fee of .05% of Fidelity Value Strategies Fund Class K average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for Fidelity Value Strategies Fund shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457.29
Class T	709.22
Class B	216.30
Class C	120.30
Fidelity Value Strategies Fund	453.29
Institutional Class	73.19
	$ 2,028

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,376	3.73%	$ 44

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	5
Fidelity Value Strategies Fund	5
$ 13

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $119, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Fidelity Value Strategies Fund	$ -	$ 258
Institutional Class	-	159
Total	$ -	$ 417

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 51,999	$ 43,826
Class T	105,018	103,366
Class B	25,669	27,424
Class C	14,150	12,966
Fidelity Value Strategies Fund	52,334	28,276
Institutional Class	11,726	10,152
Total	$ 260,896	$ 226,010

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Class A
Shares sold	1,430	3,295	$ 34,853	$ 105,009
Reinvestment of distributions	1,948	1,416	49,927	41,941
Shares redeemed	(2,546)	(3,273)	(62,214)	(103,751)
Net increase (decrease)	832	1,438	$ 22,566	$ 43,199
Class T
Shares sold	1,458	4,198	$ 36,797	$ 137,212
Reinvestment of distributions	3,696	3,194	97,977	97,268
Shares redeemed	(5,009)	(8,034)	(126,245)	(261,183)
Net increase (decrease)	145	(642)	$ 8,529	$ (26,703)
Class B
Shares sold	132	420	$ 3,029	$ 12,640
Reinvestment of distributions	997	917	23,923	25,663
Shares redeemed	(1,357)	(2,067)	(30,723)	(61,456)
Net increase (decrease)	(228)	(730)	$ (3,771)	$ (23,153)
Class C
Shares sold	207	536	$ 4,674	$ 15,982
Reinvestment of distributions	548	435	13,010	12,064
Shares redeemed	(653)	(861)	(14,636)	(25,525)
Net increase (decrease)	102	110	$ 3,048	$ 2,521

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Fidelity Value Strategies Fund
Shares sold	1,633	19,965	$ 44,221	$ 700,005
Reinvestment of distributions	1,772	843	50,428	27,244
Shares redeemed	(4,882)	(14,742)	(136,350)	(517,477)
Net increase (decrease)	(1,477)	6,066	$ (41,701)	$ 209,772
Fidelity Value Strategies Fund Class K
Shares sold	4	-	$ 100	$ -
Institutional Class
Shares sold	492	716	$ 12,615	$ 24,302
Reinvestment of distributions	399	300	10,889	9,355
Shares redeemed	(422)	(734)	(11,431)	(24,512)
Net increase (decrease)	469	282	$ 12,073	$ 9,145

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0708
1.786806.105

(Fidelity Investment logo)(registered trademark)
Fidelity Value Strategies Fund
Fidelity Value Strategies Fund Class K

(Classes of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Class A, T, B, C, Fidelity Value Strategies Fund & Institutional Class and for the entire period (May 9, 2008 to May 31, 2008) for Fidelity Value Strategies Fund Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 955.40	$ 5.87B
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.06C
Class T
Actual	$ 1,000.00	$ 954.50	$ 6.74B
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.96C
Class B
Actual	$ 1,000.00	$ 951.60	$ 9.51B
HypotheticalA	$ 1,000.00	$ 1,015.25	$ 9.82C
Class C
Actual	$ 1,000.00	$ 951.20	$ 9.51B
HypotheticalA	$ 1,000.00	$ 1,015.25	$ 9.82C
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 956.30	$ 4.60B
HypotheticalA	$ 1,000.00	$ 1,020.30	$ 4.75C
Fidelity Value Strategies Fund Class K
Actual	$ 1,000.00	$ 1,028.20	$ .45B
HypotheticalA	$ 1,000.00	$ 1,021.45	$ 3.59C
Institutional Class
Actual	$ 1,000.00	$ 956.80	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,020.75	$ 4.29C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Class A, T, B, C, Fidelity Value Strategies Fund & Institutional Class and multiplied by 23/366 (to reflect the period May 9, 2008 to May 31, 2008) for Fidelity Value Strategies Fund Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.38%
Class B	1.95%
Class C	1.95%
Fidelity Value Strategies Fund	.94%
Fidelity Value Strategies Fund Class K	.71%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.3	0.7
Ultra Petroleum Corp.	1.1	0.8
NRG Energy, Inc.	1.0	1.5
NCR Corp.	1.0	0.4
CB Richard Ellis Group, Inc. Class A	1.0	0.7
ON Semiconductor Corp.	1.0	0.3
Itron, Inc.	1.0	0.7
PetroHawk Energy Corp.	0.8	0.4
Unisys Corp.	0.8	0.5
Move, Inc.	0.7	0.5
	9.7
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	13.9
Consumer Discretionary	17.0	15.4
Industrials	15.5	14.7
Information Technology	15.1	17.7
Energy	12.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks and Investment Companies 99.4%		Stocks 99.6%
	Convertible Securities 0.6%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	18.5%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 1.2%
Federal-Mogul Corp. Class A (a)	203,000	$ 4,056
Johnson Controls, Inc.	190,600	6,492
Lear Corp. (a)	34,800	896
The Goodyear Tire & Rubber Co. (a)	258,500	6,568
		18,012
Automobiles - 0.8%
Fiat SpA	284,900	6,349
Renault SA	58,700	6,027
		12,376
Diversified Consumer Services - 1.9%
H&R Block, Inc.	333,300	7,779
Hillenbrand, Inc.	359,506	7,963
Princeton Review, Inc. (a)	630,770	4,844
Regis Corp.	199,600	6,056
Service Corp. International	146,400	1,566
		28,208
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	132,400	2,904
IHOP Corp. (d)	185,259	8,687
International Game Technology	103,400	3,687
McCormick & Schmick's Seafood Restaurants (a)	183,400	1,746
Vail Resorts, Inc. (a)	119,800	5,965
		22,989
Household Durables - 2.7%
Black & Decker Corp.	109,900	7,111
Centex Corp.	338,800	6,380
Ethan Allen Interiors, Inc.	143,500	4,024
Leggett & Platt, Inc.	164,900	3,150
Pulte Homes, Inc.	610,100	7,462
The Stanley Works	117,400	5,703
Whirlpool Corp.	95,200	7,014
		40,844
Leisure Equipment & Products - 0.9%
Brunswick Corp.	363,700	4,983
Eastman Kodak Co.	477,100	7,309
MarineMax, Inc. (a)	147,300	1,442
		13,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.3%
Cinemark Holdings, Inc.	513,199	$ 7,426
E.W. Scripps Co. Class A	167,100	7,870
Grupo Televisa SA de CV (CPO) sponsored ADR	238,200	6,241
Lamar Advertising Co. Class A (a)(d)	97,900	4,097
Liberty Media Corp. - Capital Series A (a)	303,800	4,502
Live Nation, Inc. (a)	246,989	3,742
Virgin Media, Inc.	19,400	304
		34,182
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)(d)	1,183,100	6,128
Specialty Retail - 5.3%
Advance Auto Parts, Inc.	173,000	6,972
Asbury Automotive Group, Inc.	426,841	7,030
Citi Trends, Inc. (a)	166,022	3,686
Collective Brands, Inc. (a)(d)	427,750	4,846
Group 1 Automotive, Inc.	203,228	5,292
Jos. A. Bank Clothiers, Inc. (a)(d)	237,322	6,455
Lithia Motors, Inc. Class A (sub. vtg.) (d)	333,000	2,274
Lowe's Companies, Inc.	124,000	2,976
OfficeMax, Inc.	348,300	7,551
PetSmart, Inc.	271,200	6,357
Sherwin-Williams Co.	102,600	5,761
Staples, Inc.	372,900	8,745
The Men's Wearhouse, Inc.	127,100	2,635
Tween Brands, Inc. (a)	339,473	6,742
Williams-Sonoma, Inc. (d)	143,500	3,648
		80,970
TOTAL CONSUMER DISCRETIONARY		257,443
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.4%
Kroger Co.	64,700	1,788
SUPERVALU, Inc.	152,500	5,348
Sysco Corp.	195,200	6,024
Winn-Dixie Stores, Inc. (a)(d)	469,179	8,469
		21,629
Food Products - 0.9%
Cermaq ASA	332,200	4,265
Global Bio-Chem Technology Group Co. Ltd.	1,804,000	770
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Lighthouse Caledonia ASA (d)	623,368	$ 716
Marine Harvest ASA (a)(d)	12,103,000	8,161
		13,912
Household Products - 0.5%
Energizer Holdings, Inc. (a)	81,600	6,658
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	163,100	3,272
TOTAL CONSUMER STAPLES		45,471
ENERGY - 12.5%
Energy Equipment & Services - 3.6%
Acergy SA sponsored ADR	145,300	3,768
Calfrac Well Services Ltd.	68,600	1,883
Exterran Holdings, Inc. (a)	53,000	3,897
Global Industries Ltd. (a)	440,377	7,597
Hercules Offshore, Inc. (a)	72,733	2,467
National Oilwell Varco, Inc. (a)	126,700	10,557
Oceaneering International, Inc. (a)	8,000	571
Parker Drilling Co. (a)	237,800	2,126
Patterson-UTI Energy, Inc.	157,600	4,961
Petroleum Geo-Services ASA	236,000	6,951
Pride International, Inc. (a)	100,100	4,398
Tidewater, Inc.	75,000	5,125
		54,301
Oil, Gas & Consumable Fuels - 8.9%
Arch Coal, Inc.	63,600	4,128
Boardwalk Pipeline Partners, LP	83,650	2,237
Cabot Oil & Gas Corp.	332,218	20,019
Canadian Natural Resources Ltd.	70,600	6,910
Copano Energy LLC	148,113	5,458
Encore Acquisition Co. (a)	51,900	3,466
Energy Transfer Equity LP	75,900	2,464
Forest Oil Corp. (a)	129,700	8,657
Hess Corp.	57,800	7,098
Holly Corp.	50,200	2,131
Niko Resources Ltd.	22,700	2,106
OPTI Canada, Inc. (a)	230,400	5,218
PetroHawk Energy Corp. (a)	427,430	12,558
Petroplus Holdings AG (a)	118,532	7,290
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Gas Services LP	211,468	$ 5,466
Southwestern Energy Co. (a)	174,600	7,742
Sunoco, Inc.	124,100	5,519
Tesoro Corp.	147,100	3,655
Ultra Petroleum Corp. (a)	190,300	16,550
Valero Energy Corp.	118,200	6,009
		134,681
TOTAL ENERGY		188,982
FINANCIALS - 17.1%
Capital Markets - 1.8%
EFG International	109,364	4,097
Fortress Investment Group LLC (d)	193,500	2,773
Franklin Resources, Inc.	3,000	304
Julius Baer Holding AG	73,063	5,979
KBW, Inc. (a)(d)	217,666	5,359
Lehman Brothers Holdings, Inc.	249,300	9,177
T. Rowe Price Group, Inc.	3,200	185
		27,874
Commercial Banks - 2.9%
Associated Banc-Corp.	189,200	5,167
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	224,400	4,068
Boston Private Financial Holdings, Inc.	90,200	760
Center Financial Corp., California	319,088	2,987
First Midwest Bancorp, Inc., Delaware	10,700	279
Huntington Bancshares, Inc.	16,600	148
IBERIABANK Corp.	6,500	343
Intervest Bancshares Corp. Class A	54,192	475
Renasant Corp.	31,642	735
Sumitomo Mitsui Financial Group, Inc.	389	3,346
Taylor Capital Group, Inc.	112,974	1,452
UCBH Holdings, Inc. (d)	816,055	3,982
UnionBanCal Corp.	106,131	5,313
Wachovia Corp.	349,500	8,318
West Coast Bancorp, Oregon	108,400	1,254
Western Alliance Bancorp. (a)	22,700	240
Wilshire Bancorp, Inc.	234,797	2,097
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	64,528	$ 2,012
Zions Bancorp	9,900	427
		43,403
Consumer Finance - 0.0%
Capital One Financial Corp.	3,200	154
Diversified Financial Services - 1.5%
CIT Group, Inc.	218,200	2,182
JPMorgan Chase & Co.	178,000	7,654
KKR Financial Holdings LLC	633,491	7,703
MarketAxess Holdings, Inc. (a)	627,888	4,910
		22,449
Insurance - 3.5%
American International Group, Inc.	183,656	6,612
American Safety Insurance Group Ltd. (a)	272,451	4,441
Argo Group International Holdings, Ltd. (a)	147,287	5,684
Everest Re Group Ltd.	81,200	7,123
Genworth Financial, Inc. Class A (non-vtg.)	278,100	6,146
IPC Holdings Ltd.	51,900	1,474
LandAmerica Financial Group, Inc. (d)	144,140	4,292
Maiden Holdings Ltd. (e)	89,600	678
Principal Financial Group, Inc.	130,800	7,048
Stewart Information Services Corp.	36,100	854
The First American Corp.	90,104	3,025
United America Indemnity Ltd. Class A (a)	251,340	3,662
XL Capital Ltd. Class A	63,200	2,206
		53,245
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	80,501	8,396
Annaly Capital Management, Inc.	357,200	6,362
CapitalSource, Inc. (d)	236,486	3,632
Chimera Investment Corp.	189,900	2,632
Corporate Office Properties Trust (SBI)	152,400	5,777
Developers Diversified Realty Corp.	138,600	5,500
General Growth Properties, Inc.	237,900	9,887
Highwoods Properties, Inc. (SBI)	53,300	1,919
iStar Financial, Inc. (d)	5,200	99
Potlatch Corp.	135,000	6,526
Public Storage	53,225	4,691
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	28,300	$ 2,822
Vornado Realty Trust	46,500	4,544
		62,787
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	665,100	14,938
Forestar Real Estate Group, Inc. (a)	142,333	3,558
The St. Joe Co. (d)	174,671	6,704
		25,200
Thrifts & Mortgage Finance - 1.6%
Encore Bancshares, Inc.	40,094	711
Fannie Mae	297,500	8,038
FirstFed Financial Corp. (a)(d)	158,200	2,332
MGIC Investment Corp. (d)	231,400	2,781
Washington Federal, Inc.	405,400	9,077
Washington Mutual, Inc.	171,400	1,546
		24,485
TOTAL FINANCIALS		259,597
HEALTH CARE - 5.7%
Biotechnology - 0.5%
GTx, Inc. (a)(d)	190,202	2,857
OSI Pharmaceuticals, Inc. (a)	13,100	462
Theravance, Inc. (a)(d)	319,320	4,320
		7,639
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	60,600	798
Covidien Ltd.	113,975	5,709
Integra LifeSciences Holdings Corp. (a)	22,100	929
Smith & Nephew PLC sponsored ADR	33,000	1,777
		9,213
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	308,084	8,127
Capital Senior Living Corp. (a)	321,545	2,585
Emeritus Corp. (a)	237,551	5,043
HealthSouth Corp. (a)(d)	319,300	5,980
Universal American Financial Corp. (a)	584,663	6,753
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	94,700	$ 6,156
VCA Antech, Inc. (a)	108,500	3,404
		38,048
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc.	90,500	3,620
Pharmaceuticals - 1.8%
Allergan, Inc.	23,100	1,331
Alpharma, Inc. Class A (a)(d)	395,500	9,963
Barr Pharmaceuticals, Inc. (a)	129,117	5,655
BioForm Medical, Inc.	463,900	2,050
Sepracor, Inc. (a)	167,900	3,628
XenoPort, Inc. (a)	108,000	4,674
		27,301
TOTAL HEALTH CARE		85,821
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	122,400	4,849
Building Products - 0.8%
Masco Corp.	232,800	4,316
Owens Corning (a)	302,600	7,816
		12,132
Commercial Services & Supplies - 4.6%
ACCO Brands Corp. (a)	434,493	6,665
Allied Waste Industries, Inc. (a)	745,300	10,039
Avery Dennison Corp.	79,100	4,080
Cenveo, Inc. (a)	321,116	3,751
Consolidated Graphics, Inc. (a)	94,000	5,163
CoStar Group, Inc. (a)	66,836	3,135
EnergySolutions, Inc.	264,500	6,718
Equifax, Inc.	157,300	6,003
First Advantage Corp. Class A (a)	166,269	3,337
GeoEye, Inc. (a)	456,557	7,784
Huron Consulting Group, Inc. (a)	9,200	493
Manpower, Inc.	44,500	2,804
Monster Worldwide, Inc. (a)	184,100	4,545
R.R. Donnelley & Sons Co.	191,100	6,274
		70,791
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	80,000	$ 3,656
Great Lakes Dredge & Dock Corp.	526,452	3,185
MYR Group, Inc. (a)(e)	129,400	1,941
Outotec Oyj	10,600	724
Shaw Group, Inc. (a)	47,100	2,873
URS Corp. (a)	207,775	9,934
		22,313
Electrical Equipment - 2.8%
Acuity Brands, Inc. (d)	157,300	8,376
Belden, Inc.	175,100	7,335
Cooper Industries Ltd. Class A	139,900	6,524
Nexans SA	2,300	314
Prysmian SpA	248,000	6,559
Vestas Wind Systems AS (a)	49,600	6,828
Zumtobel AG	199,900	6,241
		42,177
Industrial Conglomerates - 0.3%
Siemens AG (Reg.)	46,200	5,229
Machinery - 2.6%
Accuride Corp. (a)	704,726	5,462
Albany International Corp. Class A	186,500	6,455
Commercial Vehicle Group, Inc. (a)	85,100	1,186
Eaton Corp.	66,800	6,458
Force Protection, Inc. (a)(d)	663,700	2,834
GEA Group AG	61,100	2,379
Ingersoll-Rand Co. Ltd. Class A	133,300	5,871
Navistar International Corp. (a)	106,900	8,119
NGK Insulators Ltd.	55,000	1,005
		39,769
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	670,411	10,210
Road & Rail - 1.2%
Con-way, Inc.	29,800	1,455
J.B. Hunt Transport Services, Inc.	122,700	4,275
Knight Transportation, Inc.	291,000	5,314
Old Dominion Freight Lines, Inc. (a)	86,398	2,607
P.A.M. Transportation Services, Inc. (a)	227,974	3,342
YRC Worldwide, Inc. (a)	45,600	796
		17,789
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	163,700	$ 1,999
ERIKS Group NV (Certificaten Van Aandelen) unit	23,709	1,665
Rush Enterprises, Inc.:
Class A (a)	386,654	6,256
Class B (a)	30,000	451
		10,371
TOTAL INDUSTRIALS		235,630
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.2%
Comverse Technology, Inc. (a)	8,300	155
Motorola, Inc.	73,000	681
Nokia Corp. sponsored ADR	66,700	1,894
RADWARE Ltd. (a)	97,415	953
		3,683
Computers & Peripherals - 1.5%
NCR Corp. (a)	580,900	15,371
Western Digital Corp. (a)	209,600	7,866
		23,237
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	87,600	3,275
Arrow Electronics, Inc. (a)	225,400	6,911
Avnet, Inc. (a)	192,550	5,684
Bell Microproducts, Inc. (a)	766,696	2,032
Ingram Micro, Inc. Class A (a)	288,100	5,223
Itron, Inc. (a)(d)	148,670	14,507
Methode Electronics, Inc. Class A	67,200	769
Tyco Electronics Ltd.	200,675	8,051
		46,452
Internet Software & Services - 2.1%
DealerTrack Holdings, Inc. (a)	165,245	3,477
Dice Holdings, Inc.	940,190	7,155
Move, Inc. (a)	3,645,519	10,973
SAVVIS, Inc. (a)	52,900	882
VeriSign, Inc. (a)	226,300	9,061
		31,548
IT Services - 2.4%
Fiserv, Inc. (a)	106,600	5,582
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Cash Access Holdings, Inc. (a)	390,329	$ 2,791
Sapient Corp. (a)	747,598	4,934
Satyam Computer Services Ltd. sponsored ADR	211,500	6,155
Unisys Corp. (a)	2,252,271	11,396
VeriFone Holdings, Inc. (a)(d)	351,200	5,156
		36,014
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	332,700	7,699
ARM Holdings PLC sponsored ADR	893,300	5,574
ASML Holding NV (NY Shares)	247,100	7,403
Atmel Corp. (a)	1,582,400	7,073
Infineon Technologies AG sponsored ADR (a)	434,400	3,931
Lam Research Corp. (a)	220,800	8,987
NEC Electronics Corp. (a)	155,000	3,631
ON Semiconductor Corp. (a)	1,473,670	14,575
Varian Semiconductor Equipment Associates, Inc. (a)	182,800	6,952
Zoran Corp. (a)	253,346	3,706
		69,531
Software - 1.2%
CA, Inc.	11,500	305
Gameloft (a)	518,044	2,571
Misys PLC	1,892,079	5,959
Nuance Communications, Inc. (a)	59,600	1,175
THQ, Inc. (a)	361,300	7,750
Voltaire Ltd.	206,400	1,220
		18,980
TOTAL INFORMATION TECHNOLOGY		229,445
MATERIALS - 7.0%
Chemicals - 4.7%
Albemarle Corp.	229,000	10,184
Arkema sponsored ADR	86,400	5,540
Calgon Carbon Corp. (a)	518,506	9,188
Celanese Corp. Class A	87,348	4,254
H.B. Fuller Co.	239,800	5,964
Innospec, Inc.	216,332	5,326
Lubrizol Corp.	14,200	797
Methanex Corp.	33,100	936
Minerals Technologies, Inc.	111,389	7,754
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	14,600	$ 1,143
OM Group, Inc. (a)(d)	143,700	6,248
Rockwood Holdings, Inc. (a)	64,600	2,372
Rohm & Haas Co.	50,000	2,699
Tronox, Inc. Class A	158,192	562
W.R. Grace & Co. (a)	300,164	8,128
		71,095
Construction Materials - 0.3%
Eagle Materials, Inc. (d)	114,200	4,094
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	81,700	2,916
Temple-Inland, Inc.	240,600	3,506
		6,422
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	52,000	3,682
AK Steel Holding Corp.	61,200	4,345
Goldcorp, Inc.	50,800	2,044
Kinross Gold Corp.	96,900	1,933
Randgold Resources Ltd. sponsored ADR	57,000	2,417
Shore Gold, Inc. (a)	1,381,700	4,840
ZincOx Resources PLC (a)	555,800	2,064
		21,325
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	180,480	3,682
TOTAL MATERIALS		106,618
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	415,968	7,537
Qwest Communications International, Inc.	1,898,400	9,207
		16,744
UTILITIES - 5.3%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	147,427	8,072
E.ON AG	28,700	6,106
Edison International	111,400	5,930
Entergy Corp.	38,700	4,674
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	57,700	$ 5,078
PPL Corp.	127,900	6,563
		36,423
Gas Utilities - 0.0%
Equitable Resources, Inc.	5,500	386
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	367,100	7,151
Clipper Windpower PLC (a)(f)	568,173	6,939
Constellation Energy Group, Inc.	84,689	7,303
NRG Energy, Inc. (a)	377,524	15,701
Reliant Energy, Inc. (a)	229,248	5,860
		42,954
TOTAL UTILITIES		79,763
TOTAL COMMON STOCKS (Cost $1,498,160)		1,505,514
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	1,500	1,497
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,400	665
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc.	60	6,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,105)		8,347
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,814)	141,600	1,754
Money Market Funds - 5.4%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c) (Cost $81,941)	81,941,025	$ 81,941
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,590,020)		1,597,556
NET OTHER ASSETS - (5.4)%		(81,212)
NET ASSETS - 100%		$ 1,516,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,619,000 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	1,138
Total	$ 1,152
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,597,556	$ 1,582,039	$ 15,517	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 717
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(39)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(678)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Bermuda	3.5%
Canada	3.0%
United Kingdom	1.7%
Norway	1.3%
Switzerland	1.2%
Germany	1.1%
Others (individually less than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,628) - See accompanying schedule: Unaffiliated issuers (cost $1,508,079)	$ 1,515,615
Fidelity Central Funds (cost $81,941)	81,941
Total Investments (cost $1,590,020)		$ 1,597,556
Foreign currency held at value (cost $417)		417
Receivable for investments sold		21,291
Receivable for fund shares sold		891
Dividends receivable		1,700
Distributions receivable from Fidelity Central Funds		288
Prepaid expenses		4
Other receivables		9
Total assets		1,622,156

Liabilities
Payable to custodian bank	$ 3,383
Payable for investments purchased Regular delivery	16,266
Delayed delivery	246
Payable for fund shares redeemed	2,353
Accrued management fee	702
Distribution fees payable	500
Other affiliated payables	370
Other payables and accrued expenses	51
Collateral on securities loaned, at value	81,941
Total liabilities		105,812

Net Assets		$ 1,516,344
Net Assets consist of:
Paid in capital		$ 1,670,989
Undistributed net investment income		1,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,840)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,539
Net Assets		$ 1,516,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,514.325 ÷ 12,392.238 shares)	$ 24.90

Maximum offering price per share (100/94.25 of $24.90)	$ 26.42
Class T: Net Asset Value and redemption price per share ($617,202.214 ÷ 23,988.601 shares)	$ 25.73

Maximum offering price per share (100/96.50 of $25.73)	$ 26.66
Class B: Net Asset Value and offering price per share ($135,940.860 ÷ 5,853.897 shares)A	$ 23.22

Class C: Net Asset Value and offering price per share ($78,413.793 ÷ 3,414.660 shares)A	$ 22.96

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($294,328.567 ÷ 10,637.709 shares)	$ 27.67

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($102.812 ÷ 3.714 shares)	$ 27.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($81,841.357 ÷ 3,086.121 shares)	$ 26.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,585
Interest		25
Income from Fidelity Central Funds (including $1,138 from security lending)		1,152
Total income		11,762

Expenses
Management fee	$ 4,366
Transfer agent fees	2,028
Distribution fees	3,126
Accounting and security lending fees	252
Custodian fees and expenses	86
Independent trustees' compensation	3
Registration fees	96
Audit	29
Legal	6
Interest	44
Miscellaneous	233
Total expenses before reductions	10,269
Expense reductions	(44)	10,225
Net investment income (loss)		1,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(142,249)
Foreign currency transactions	(64)
Total net realized gain (loss)		(142,313)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,766
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		50,764
Net gain (loss)		(91,549)
Net increase (decrease) in net assets resulting from operations		$ (90,012)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,537	$ (818)
Net realized gain (loss)	(142,313)	320,021
Change in net unrealized appreciation (depreciation)	50,764	(211,227)
Net increase (decrease) in net assets resulting from operations	(90,012)	107,976
Distributions to shareholders from net investment income	-	(417)
Distributions to shareholders from net realized gain	(260,896)	(226,010)
Total distributions	(260,896)	(226,427)
Share transactions - net increase (decrease)	844	214,781
Total increase (decrease) in net assets	(350,064)	96,330

Net Assets
Beginning of period	1,866,408	1,770,078
End of period (including undistributed net investment income of $1,656 and undistributed net investment income of $119, respectively)	$ 1,516,344	$ 1,866,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95	$ 21.74
Income from Investment Operations
Net investment income (loss) E	.04	.02	.06	.03	(.10)	(.08)
Net realized and unrealized gain (loss)	(1.28)	1.89	4.94	2.04	2.73	9.29
Total from investment operations	(1.24)	1.91	5.00	2.07	2.63	9.21
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(4.53)	(4.27)	(7.35)	(.26)	-	-
Total distributions	(4.53)	(4.27)	(7.36)	(.26)	-	-
Net asset value, end of period	$ 24.90	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Total Return B, C, D	(4.46)%	6.46%	17.23%	6.19%	8.50%	42.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.16%	1.17%	1.19%	1.18%	1.21%
Expenses net of fee waivers, if any	1.20%A	1.16%	1.17%	1.19%	1.18%	1.21%
Expenses net of all reductions	1.19%A	1.15%	1.16%	1.13%	1.17%	1.18%
Net investment income (loss)	.31%A	.07%	.20%	.09%	(.30)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 355	$ 334	$ 312	$ 299	$ 238
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65	$ 22.28
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	- I	(.03)	(.16)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.94	5.06	2.07	2.79	9.50
Total from investment operations	(1.30)	1.90	5.06	2.04	2.63	9.37
Distributions from net realized gain	(4.45)	(4.19)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 25.73	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Total Return B, C, D	(4.55)%	6.24%	17.03%	5.97%	8.31%	42.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38% A	1.35%	1.35%	1.37%	1.38%	1.41%
Expenses net of fee waivers, if any	1.38%A	1.35%	1.35%	1.37%	1.38%	1.41%
Expenses net of all reductions	1.37%A	1.34%	1.34%	1.32%	1.36%	1.38%
Net investment income (loss)	.13%A	(.12)%	.01%	(.10)%	(.50)%	(.54)%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 751	$ 827	$ 930	$ 1,107	$ 1,127
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24	$ 21.42
Income from Investment Operations
Net investment income (loss)E	(.05)	(.21)	(.18)	(.23)	(.35)	(.27)
Net realized and unrealized gain (loss)	(1.20)	1.78	4.69	1.96	2.65	9.09
Total from investment operations	(1.25)	1.57	4.51	1.73	2.30	8.82
Distributions from net realized gain	(4.27)	(4.00)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 23.22	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Total ReturnB, C, D	(4.84)%	5.63%	16.29%	5.33%	7.61%	41.18%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95%A	1.95%	1.97%	1.98%	2.02%	2.04%
Expenses net of fee waivers, if any	1.95%A	1.95%	1.97%	1.98%	2.02%	2.04%
Expenses net of all reductions	1.95%A	1.94%	1.96%	1.93%	2.00%	2.01%
Net investment income (loss)	(.44)%A	(.72)%	(.61)%	(.71)%	(1.14)%	(1.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 136	$ 175	$ 212	$ 244	$ 301	$ 290
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07	$ 21.29
Income from Investment Operations
Net investment income (loss)E	(.05)	(.21)	(.17)	(.23)	(.33)	(.26)
Net realized and unrealized gain (loss)	(1.20)	1.78	4.65	1.95	2.63	9.04
Total from investment operations	(1.25)	1.57	4.48	1.72	2.30	8.78
Distributions from net realized gain	(4.30)	(4.02)	(7.35)	(.26)	-	-
Net asset value, end of period	$ 22.96	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Total ReturnB, C, D	(4.88)%	5.66%	16.30%	5.33%	7.65%	41.24%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.95%A	1.94%	1.95%	1.98%	1.97%	1.99%
Expenses net of fee waivers, if any	1.95%A	1.94%	1.95%	1.98%	1.97%	1.99%
Expenses net of all reductions	1.95%A	1.93%	1.94%	1.93%	1.96%	1.97%
Net investment income (loss)	(.44)%A	(.71)%	(.59)%	(.71)%	(1.10)%	(1.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 94	$ 99	$ 108	$ 136	$ 106
Portfolio turnover rateG	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81	$ 22.95
Income from Investment Operations
Net investment income (loss)D	.08	.12	.14	.14	-H	.02
Net realized and unrealized gain (loss)	(1.42)	2.06	5.34	2.16	2.90	9.84
Total from investment operations	(1.34)	2.18	5.48	2.30	2.90	9.86
Distributions from net investment income	-	(.04)	(.11)	-	-	-
Distributions from net realized gain	(4.59)	(4.31)	(7.35)	(.26)	-	-
Total distributions	(4.59)	(4.35)	(7.46)	(.26)	-	-
Net asset value, end of period	$ 27.67	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Total ReturnB, C	(4.37)%	6.78%	17.52%	6.46%	8.84%	42.96%
Ratios to Average Net AssetsE, G
Expenses before reductions	.94%A	.89%	.93%	.89%	.87%	.79%
Expenses net of fee waivers, if any	.94%A	.89%	.93%	.89%	.87%	.79%
Expenses net of all reductions	.94%A	.87%	.91%	.83%	.86%	.76%
Net investment income (loss)	.57%A	.35%	.44%	.39%	.00%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 294	$ 407	$ 216	$ 171	$ 185	$ 22
Portfolio turnover rateF	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2008

(Unaudited)G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.92
Income from Investment Operations
Net investment income (loss)D	.03
Net realized and unrealized gain (loss)	.73
Total from investment operations	.76
Net asset value, end of period	$ 27.68
Total ReturnB, C	2.82%
Ratios to Average Net AssetsE, H
Expenses before reductions	.71%A
Expenses net of fee waivers, if any	.71%A
Expenses net of all reductions	.71%A
Net investment income (loss)	1.64%A
Supplemental Data
Portfolio turnover rateF	144%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95	$ 22.36
Income from Investment Operations
Net investment income (loss)D	.09	.14	.18	.17	.03	.01
Net realized and unrealized gain (loss)	(1.37)	1.98	5.19	2.11	2.82	9.58
Total from investment operations	(1.28)	2.12	5.37	2.28	2.85	9.59
Distributions from net investment income	-	(.07)	(.15)	-	-	-
Distributions from net realized gain	(4.63)	(4.31)	(7.35)	(.26)	-	-
Total distributions	(4.63)	(4.38)	(7.50)	(.26)	-	-
Net asset value, end of period	$ 26.52	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Total ReturnB, C	(4.32)%	6.82%	17.70%	6.58%	8.92%	42.89%
Ratios to Average Net AssetsE, G
Expenses before reductions	.85%A	.83%	.79%	.80%	.79%	.83%
Expenses net of fee waivers, if any	.85%A	.83%	.79%	.80%	.79%	.83%
Expenses net of all reductions	.84%A	.82%	.78%	.74%	.78%	.81%
Net investment income (loss)	.66%A	.40%	.57%	.48%	.08%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 85	$ 81	$ 109	$ 131	$ 141
Portfolio turnover rateF	144%A	199%	168%	105%	26%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Fidelity Value Strategies Fund Class K on May 9, 2008. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investments companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 172,329
Unrealized depreciation	(175,174)
Net unrealized appreciation (depreciation)	$ (2,845)
Cost for federal income tax purposes	$ 1,600,401

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,142,717 and $1,394,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Retail Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 389	$ 12
Class T	.25%	.25%	1,599	24
Class B	.75%	.25%	732	550
Class C	.75%	.25%	406	28
			$ 3,126	$ 614

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26
Class T	12
Class B*	84
Class C*	3
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC receives an asset-based fee of .05% of Fidelity Value Strategies Fund Class K average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for Fidelity Value Strategies Fund shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457.29
Class T	709.22
Class B	216.30
Class C	120.30
Fidelity Value Strategies Fund	453.29
Institutional Class	73.19
	$ 2,028

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,376	3.73%	$ 44

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class T	5
Fidelity Value Strategies Fund	5
$ 13

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $119, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Fidelity Value Strategies Fund	$ -	$ 258
Institutional Class	-	159
Total	$ -	$ 417

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 51,999	$ 43,826
Class T	105,018	103,366
Class B	25,669	27,424
Class C	14,150	12,966
Fidelity Value Strategies Fund	52,334	28,276
Institutional Class	11,726	10,152
Total	$ 260,896	$ 226,010

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Class A
Shares sold	1,430	3,295	$ 34,853	$ 105,009
Reinvestment of distributions	1,948	1,416	49,927	41,941
Shares redeemed	(2,546)	(3,273)	(62,214)	(103,751)
Net increase (decrease)	832	1,438	$ 22,566	$ 43,199
Class T
Shares sold	1,458	4,198	$ 36,797	$ 137,212
Reinvestment of distributions	3,696	3,194	97,977	97,268
Shares redeemed	(5,009)	(8,034)	(126,245)	(261,183)
Net increase (decrease)	145	(642)	$ 8,529	$ (26,703)
Class B
Shares sold	132	420	$ 3,029	$ 12,640
Reinvestment of distributions	997	917	23,923	25,663
Shares redeemed	(1,357)	(2,067)	(30,723)	(61,456)
Net increase (decrease)	(228)	(730)	$ (3,771)	$ (23,153)
Class C
Shares sold	207	536	$ 4,674	$ 15,982
Reinvestment of distributions	548	435	13,010	12,064
Shares redeemed	(653)	(861)	(14,636)	(25,525)
Net increase (decrease)	102	110	$ 3,048	$ 2,521

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Fidelity Value Strategies Fund
Shares sold	1,633	19,965	$ 44,221	$ 700,005
Reinvestment of distributions	1,772	843	50,428	27,244
Shares redeemed	(4,882)	(14,742)	(136,350)	(517,477)
Net increase (decrease)	(1,477)	6,066	$ (41,701)	$ 209,772
Fidelity Value Strategies Fund Class K
Shares sold	4	-	$ 100	$ -
Institutional Class
Shares sold	492	716	$ 12,615	$ 24,302
Reinvestment of distributions	399	300	10,889	9,355
Shares redeemed	(422)	(734)	(11,431)	(24,512)
Net increase (decrease)	469	282	$ 12,073	$ 9,145

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

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Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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2000 Avenue of the Stars
Los Angeles, CA

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San Diego, CA

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San Diego, CA

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Colorado

281 East Flatiron Circle
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9185 Westview Road
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Connecticut

48 West Putnam Avenue
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300 Atlantic Street
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29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
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121 Alhambra Plaza
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4671 Town Center Parkway
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8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
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Tampa, FL

2465 State Road 7
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

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Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
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Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SOI-USAN-0708
1.786807.105

Fidelity®
Real Estate High Income
Fund

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 908.10	$ 3.96
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.85	$ 4.19

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
AAA,AA,A 13.5%	AAA,AA,A 11.2%
BBB 22.9%	BBB 18.2%
BB 28.5%	BB 34.7%
B 13.1%	B 16.1%
CCC,CC,C 3.7%	CCC,CC,C 3.6%
D 1.2%	D 0.3%
Not Rated 5.4%	Not Rated 6.1%
Equities 5.0%	Equities 5.4%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's or S&P ratings are available, we have used Fitch ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
CMOs and Other Mortgage Related Securities 72.0%	CMOs and Other Mortgage Related Securities 69.6%
Asset-Backed Securities 8.9%	Asset-Backed Securities 7.5%
Nonconvertible Bonds 4.2%	Nonconvertible Bonds 6.3%
Convertible Bonds, Preferred Stocks 5.3%	Convertible Bonds, Preferred Stocks 6.1%
Floating Rate Loans 2.0%	Floating Rate Loans 4.8%
Other Investments 0.9%	Other Investments 1.3%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 4.4%

Semiannual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 4.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.3%
Homebuilding/Real Estate - 0.3%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 1,500,000	$ 1,532,850
Nonconvertible Bonds - 4.2%
Diversified Financial Services - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (d)		1,000,000	875,000
Healthcare - 0.3%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,636,250
Homebuilding/Real Estate - 2.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	686,250
8.125% 6/1/12		975,000	945,750
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	450,000
7.625% 6/1/15		500,000	467,500
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	850,000
HMB Capital Trust V 6.4% 12/15/36 (b)(d)(f)		1,000,000	10,000
iStar Financial, Inc. 5.15% 3/1/12		4,000,000	3,505,000
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	915,508
Rouse Co. 5.375% 11/26/13		2,100,000	1,748,122
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		3,335,000	3,018,175
			12,596,305
Hotels - 0.6%
Times Square Hotel Trust 8.528% 8/1/26 (d)		2,502,467	2,752,714
Restaurants - 0.3%
Landry's Restaurants, Inc. 9.5% 12/15/14		1,250,000	1,234,375
TOTAL NONCONVERTIBLE BONDS			19,094,644
TOTAL CORPORATE BONDS (Cost $22,811,563)			20,627,494
Asset-Backed Securities - 8.9%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 4.8925% 10/25/34 (d)(f)		610,397	24,813
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		1,500,000	1,170,000
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (d)		2,445,000	2,102,700
Class G, 9.75% 12/24/37 (d)		3,225,000	2,741,250
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. Series 2004-W9 Class M7, 5.695% 6/26/34 (f)		$ 349,117	$ 177,009
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (d)(e)		1,500,000	136,875
Series 1998-A Class F, 7.44% 11/15/14 (b)(d)		825,621	8
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 3.9788% 3/20/50 (d)(f)		750,000	444,075
Class E, 4.5788% 3/20/50 (d)(f)		3,000,000	1,350,000
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class E, 3.5925% 12/25/46 (d)(f)		950,000	399,000
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		344,423	10,333
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		1,595,000	1,355,750
Class B2, 4.0213% 12/28/35 (d)(f)		1,665,000	1,398,600
Class D, 9% 12/28/35 (d)		5,170,000	4,592,695
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,300,000	3,655,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,330,000	1,328,541
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		2,200,000	1,382,009
Series 2004-1A Class H1, 6.5969% 1/28/40 (d)(f)		2,150,000	1,090,791
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 6.0106% 11/28/39 (d)(f)		1,000,000	336,317
Class F, 7.5106% 11/28/39 (d)(f)		1,050,000	402,879
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		4,296,817	3,566,358
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 4.92% 7/25/35 (d)(f)		1,700,000	815,912
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 4.8925% 6/25/35 (f)(h)		1,070,000	233,260
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.0425% 9/25/46 (d)(f)		1,580,000	632,000
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 3.9425% 8/26/30 (d)(f)		550,000	304,260
Class E, 4.3925% 8/26/30 (d)(f)		1,055,000	560,944
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		990,000	99
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (d)		1,000,000	730,000
Lenox Ltd. Series 2007-1 0% 3/4/45 (d)(f)		1,865,000	675,337
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		$ 906,885	$ 9,069
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,332,000
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.3206% 8/28/38 (d)(f)		3,635,000	3,053,400
Class C1B, 7.696% 8/28/38 (d)		893,000	746,474
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 4.8925% 2/25/35 (d)(f)		957,412	100,528
Series 2005-WHQ1 Class M10, 4.8925% 3/25/35 (d)(f)		1,665,000	235,265
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		612,409	347,175
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.3425% 9/1/46 (d)(f)		1,190,000	529,550
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.8925% 3/25/36 (d)(f)		300,000	10,329
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 5.4344% 2/5/36 (d)(f)		2,035,409	20,354
Class E, 7.2844% 2/5/36 (d)(f)		540,674	5,407
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (d)		2,787,000	2,235,101
TOTAL ASSET-BACKED SECURITIES (Cost $61,054,026)			40,241,467
Collateralized Mortgage Obligations - 8.8%

Private Sponsor - 8.4%
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (d)(f)		643,706	153,971
Class B4, 5.5% 9/25/35 (d)(f)		547,673	92,164
Class B5, 5.5% 9/25/35 (d)(f)		48,461	485
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)		786,111	291,092
Class B4, 6.61% 7/25/32 (d)(f)		1,574,646	430,229
Class B5, 6.61% 7/25/32 (d)(f)		44,192	221
Series 2002-R2 Class 2B4, 6.3552% 7/25/33 (d)(f)		129,353	25,964
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		733,120	253,015
Class B4, 5.75% 8/25/43 (d)		417,086	100,400
Class B5, 5.75% 8/25/43 (d)		257,763	6,444
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		$ 188,327	$ 94,163
Class B4, 4.5% 10/25/18 (d)		75,331	30,132
Class B5, 4.5% 10/25/18 (d)		256,095	111,032
Series 2003-50:
Class B4, 5% 11/25/18 (d)		227,765	168,961
Class B5, 5% 11/25/18 (d)		227,765	95,918
Series 2003-R1:
Class 2B4, 6.3205% 2/25/43 (d)(f)		101,274	19,261
Class 2B5, 6.3205% 2/25/43 (d)(f)		361,900	27,664
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		717,825	194,600
Series 2003-R3 Class B3, 5.5% 11/25/33 (d)		680,062	142,279
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (d)(f)		986,932	122,710
Class 1B4, 5.5% 11/25/34 (d)(f)		91,961	1,839
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7565% 9/25/19 (d)(f)		161,102	102,360
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		271,806	108,723
Class 4B4, 7% 10/25/17		81,723	20,431
Class 4B5, 7% 10/25/17 (d)		141,947	10,646
Series 2004-5:
Class CB5, 5.0644% 8/25/19 (d)(f)		156,198	87,764
Class CB6, 5.0644% 8/25/19 (d)(f)		103,617	25,904
Series 2005-10 Class CB5, 5.1942% 11/25/20 (d)(f)		275,968	41,395
Series 2005-2 Class CB4, 5.2185% 3/25/35 (d)(f)		686,045	68,605
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (d)(f)		1,936,600	1,932,273
Class G, 6.78% 3/18/11 (d)(f)		2,425,400	2,410,851
Class H, 6.78% 3/18/11 (d)(f)		1,390,000	1,381,486
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,170,000	1,120,591
Class G, 6.971% 3/8/10 (d)		1,335,000	1,258,251
Class H, 6.971% 3/8/10 (d)		1,835,000	1,681,906
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (d)		3,347,439	1,054,290
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)		224,416	181,559
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (d)		$ 1,910,000	$ 1,903,340
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (d)(f)		5,997,768	5,098,103
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		512,863	388,542
Class B2, 7% 2/19/30 (d)		439,597	153,645
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 14.54% 7/10/35 (d)(f)		1,585,062	1,606,158
Series 2005-A Class B6, 4.59% 3/10/37 (d)(f)		760,889	438,178
Series 2006-B Class B6, 4.2144% 7/15/38 (d)(f)		1,165,260	517,225
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)		148,622	110,943
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 14.09% 12/10/35 (d)(f)		456,984	407,032
Series 2004-A:
Class B7, 6.84% 2/10/36 (d)(f)		466,555	340,276
Class B9, 11.59% 2/10/36 (d)(f)		759,552	630,992
Series 2004-B:
Class B8, 7.34% 2/10/36 (d)(f)		388,635	253,038
Class B9, 10.84% 2/10/36 (d)(f)		659,559	482,174
Series 2004-C:
Class B7, 6.09% 9/10/36 (d)(f)		1,984,238	1,389,121
Class B8, 6.84% 9/10/36 (d)(f)		1,766,916	1,118,716
Class B9, 9.59% 9/10/36 (f)		661,413	442,991
Series 2005-A:
Class B10, 11.09% 3/10/37 (d)(f)		475,555	267,667
Class B7, 5.59% 3/10/37 (d)(f)		1,426,666	827,411
Class B9, 8.34% 3/10/37 (d)(f)		1,656,835	945,237
Series 2005-B:
Class B7, 5.69% 6/10/37 (d)(f)		1,695,476	932,446
Class B8, 6.49% 6/10/37 (d)(f)		583,997	304,933
Class B9, 8.34% 6/10/37 (d)(f)		565,159	289,445
Series 2005-C:
Class B7, 5.69% 9/10/37 (d)(f)		1,768,116	923,841
Class B8, 6.34% 9/10/37 (d)(f)		1,021,472	468,560
Class B9, 8.29% 9/10/37 (d)(f)		1,672,023	775,401
Series 2005-D:
Class B7, 6.7644% 12/15/37 (d)(f)		1,616,552	654,262
Class B8, 8.2644% 12/15/37 (d)(f)		1,331,278	526,999
Series 2006-A:
Class B7, 6.0144% 3/15/38 (d)(f)		1,042,857	465,567
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2006-A:
Class B8, 6.3644% 3/15/38 (d)(f)		$ 669,369	$ 223,240
Class B9, 8.0144% 3/15/38 (d)(f)		417,143	141,900
Series 2006-B Class B7, 6.3644% 7/15/38 (d)(f)		1,204,760	532,334
Series 2007-A Class B10, 7.2644% 2/15/39 (d)(f)		1,586,906	310,314
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 7.2844% 12/5/36 (d)(f)		3,185,794	31,858
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)		360,449	311,255
TOTAL PRIVATE SPONSOR			38,062,723
U.S. Government Agency - 0.4%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		694,993	273,295
Class B4, 7% 9/25/41 (h)		380,610	126,441
Class B5, 7% 9/25/41 (h)		419,153	23,053
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 6.011% 2/25/42 (d)(f)		144,521	73,908
Class 3B5, 6.011% 2/25/42 (d)(f)		132,135	9,696
Class B4, 6% 2/25/42 (d)		924,907	216,059
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 6.0877% 1/25/42 (d)(f)		120,615	34,361
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		2,258,361	599,287
Class B4, 5.75% 12/25/42 (h)		1,381,849	262,517
Class B5, 5.75% 12/25/42 (h)		627,700	15,693
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 6.2882% 6/25/43 (f)(h)		368,343	126,305
Class 2B5, 6.2882% 6/25/43 (f)(h)		349,373	26,750
TOTAL U.S. GOVERNMENT AGENCY			1,787,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,562,165)			39,850,088
Commercial Mortgage Securities - 63.2%
		Principal Amount (c)	Value
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.779% 2/14/29 (d)(f)		$ 1,895,000	$ 1,767,622
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	3,521,381
Series 1997-MD7 Class A4, 8.1667% 1/13/30 (f)		1,018,285	1,015,056
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		1,234,316	1,375,034
Class BWG, 8.155% 10/11/37 (d)		985,059	1,124,382
Class BWK, 10.676% 10/11/37 (d)		669,151	840,279
Class BWL, 10.1596% 10/11/37 (d)		1,444,083	1,779,579
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(f)		1,650,000	685,939
Class L, 4.637% 7/10/42 (d)(f)		1,690,000	675,371
Series 2005-4 Class H, 5.3265% 7/10/45 (d)(f)		525,000	300,468
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.5144% 3/15/22 (d)(f)		2,310,000	1,871,100
Bear Stearns Commercial Mortgage Securities Trust:
Series 1998-C1 Class F, 6% 6/16/30 (d)		600,000	552,384
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		915,000	778,293
Class H, 5.64% 2/14/31 (d)		1,475,030	964,819
Class I, 5.64% 2/14/31 (d)		3,200,000	800,000
Series 2007-BBA8:
Class K, 3.7144% 3/15/22 (d)(f)		1,595,000	1,116,500
Class L, 4.4144% 3/15/22 (d)(f)		3,703,000	2,295,860
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,696,000	4,456,861
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.996% 8/1/24 (d)(f)		136,955	105,455
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 3.2721% 10/25/22 (d)(f)		81,184	19,911
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		2,500,000	2,419,325
Class H, 6.34% 5/18/30 (d)		2,000,000	1,427,720
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,352,764	670,553
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	3,918,322
COMM pass-thru certificates Series 2001-J2A Class F, 7.1576% 7/16/34 (d)(f)		1,520,000	1,379,421
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		5,380,000	4,979,554
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Commercial Mortgage Asset Trust: - continued
Series 1999-C2:
Class G, 6% 11/17/32		$ 4,575,000	$ 3,815,596
Class H, 6% 11/17/32		4,372,000	3,388,125
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)		3,190,000	1,945,737
Series 1998-C1:
Class F, 6% 5/17/40 (d)		12,000,000	8,400,000
Class H, 6% 5/17/40 (d)		3,600,000	1,080,000
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		4,000,000	4,099,669
Class G, 6.75% 11/11/30 (d)		1,065,000	1,008,911
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		2,011,601	1,508,047
Series 2001-SPGA Class C, 6.809% 8/13/18 (d)		400,000	399,499
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(f)		6,026,000	5,310,413
Series 2003-C3 Class J, 4.231% 5/15/38 (d)		2,400,000	1,711,394
Series 2004-CBN1 Class A, 10.633% 8/15/08 (d)		2,104,640	2,073,233
Series 2004-TF2A Class AX, 0% 11/15/19 (d)(f)(g)		3,186,451	319
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.4144% 2/15/22 (d)(f)		2,385,000	1,669,500
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9914% 5/15/23 (d)(f)		2,824,000	2,259,200
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		6,101,000	5,693,795
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		3,600,000	3,824,999
Class J, 6.22% 6/15/31		6,665,000	4,189,338
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		5,785,000	5,739,079
Series 1998-CG1 Class B4, 7.4101% 6/10/31 (d)(f)		1,690,000	1,793,593
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1584% 3/13/28 (f)		2,105,000	2,088,939
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0534% 4/29/39 (d)(f)		1,531,623	1,531,623
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		3,700,000	3,696,290
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (d)		920,000	846,776
GE Capital Commercial Mortgage Corp.:
Series 2002-1A Class H, 7.135% 12/10/35 (d)(f)		1,015,000	960,237
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2005-C3 Class J, 5.274% 7/10/45 (d)(f)		$ 2,277,000	$ 1,340,999
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		5,000,000	4,770,700
Class E, 5.587% 12/15/14 (d)		1,350,000	1,289,388
Class F, 6.376% 12/15/14 (d)		2,220,000	2,127,892
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (d)		850,000	791,367
Class F, 7.036% 2/15/36		1,576,000	1,460,243
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		181,318	182,281
Class F, 6.75% 4/15/29 (f)		7,131,000	6,443,527
Class G, 6.75% 4/15/29 (f)		4,000,000	2,845,625
Class H, 6.75% 4/15/29 (f)		6,995,714	2,098,714
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		7,100,000	6,799,600
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	2,756,250
Series 1999-C3:
Class J, 6.974% 8/15/36 (d)		2,788,000	2,669,946
Class K, 6.974% 8/15/36 (d)		5,260,000	3,803,638
Series 2000-C1:
Class G, 7% 3/15/33 (d)		2,150,000	2,059,297
Class H, 7% 3/15/33 (d)		1,093,000	1,003,340
Class K, 7% 3/15/33 (d)		2,473,000	2,195,947
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (d)(f)		3,210,000	2,632,176
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(f)		900,000	449,771
Class K, 4.685% 8/10/42 (d)(f)		1,700,000	777,235
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(f)		3,736,000	3,620,784
Series 1998-GLII Class G, 7.2801% 4/13/31 (d)(f)		2,083,000	1,769,613
Series 2004-GG2:
Class J, 5.067% 8/1/38 (d)(f)		420,000	258,229
Class K, 5.067% 8/1/38 (d)(f)		720,000	412,625
Series 2006-RR2:
Class M, 5.8111% 6/1/46 (d)(f)		727,000	207,958
Class N, 5.8111% 6/1/46 (d)(f)		160,000	42,397
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(f)		2,003,000	1,569,230
Class X, 1.813% 10/15/32 (d)(f)(g)		24,240,444	305,914
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2002-CIB4:
Class E, 6.9546% 5/12/34 (d)(f)		$ 1,500,000	$ 1,456,191
Class F, 7.3466% 5/12/34 (d)(f)		1,400,000	1,322,468
Series 2003-CB7 Class L, 5.173% 1/12/38 (d)(f)		4,096,000	1,730,989
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,140,000	921,895
Series 2005-PRKS Class A, 10.075% 1/15/15 (d)(f)		2,286,304	2,217,715
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	4,715,900
Series 1999-C7:
Class F, 6% 10/15/35 (d)		1,425,000	1,436,714
Class G, 6% 10/15/35 (d)		13,273,000	12,191,425
Class H, 6% 10/15/35 (d)		1,991,000	1,545,902
Class NR, 6% 10/15/35 (d)		6,088,715	2,374,599
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,075,000	924,500
Class H, 6% 7/15/31 (d)		2,045,000	1,354,813
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	446,534
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,510,000	1,388,562
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (d)(f)		354,367	318,930
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	3,547,108
Class P, 5.868% 11/15/33		1,320,000	882,373
Series 2002-C1:
Class J, 6.95% 3/15/34 (d)(f)		1,319,000	1,295,105
Class K, 6.428% 3/15/34 (d)		3,751,000	3,028,655
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	907,895
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(f)		1,393,000	557,200
Class M, 5.45% 5/28/40 (d)(f)		1,533,000	613,200
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	430,796
Class G, 4.384% 7/12/15	CAD	275,000	208,975
Class H, 4.384% 7/12/15	CAD	184,000	125,328
Class J, 4.384% 7/12/15	CAD	275,000	178,740
Class K, 4.384% 7/12/15	CAD	275,000	169,255
Class L, 4.384% 7/12/15	CAD	184,000	107,307
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Financial Asset, Inc.: - continued
Series 2005-CA16:
Class M, 4.384% 7/12/15	CAD	$ 772,000	$ 254,611
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	603,720
Class G, 4.525% 11/12/37 (f)	CAD	846,000	613,767
Class H, 4.525% 11/12/37 (f)	CAD	235,000	159,507
Class J, 4.525% 11/12/37 (f)	CAD	248,000	151,252
Class K, 4.525% 11/12/37 (f)	CAD	261,000	149,695
Class L, 4.525% 11/12/37 (f)	CAD	248,000	133,096
Class M, 4.525% 11/12/37 (f)	CAD	2,057,000	600,912
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		2,350,000	2,302,142
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		2,604,000	1,041,600
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,600,574
Class J, 5.695% 7/12/34 (d)		700,000	521,741
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (d)(f)		1,869,000	985,342
Class K, 5.091% 8/12/39 (d)(f)		1,482,000	742,537
Series 2006-KEY2 Class L, 5.091% 8/12/39 (d)		1,370,000	656,196
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (d)		645,000	545,716
Class G, 12.349% 10/15/13 (d)		465,000	360,774
Class IO, 8.0065% 1/15/18 (f)(g)		953,140	235,143
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	887,152
Class E, 8.309% 10/15/40 (d)		441,000	350,218
Class F, 10.223% 10/15/40 (d)		772,000	634,358
Class G, 12.933% 10/15/40 (d)		497,000	371,980
Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		1,039,000	832,175
Class E, 8.757% 5/20/44 (d)		738,000	556,800
Class F, 10.813% 5/20/44 (d)		479,000	370,333
Class G, 10% 5/20/44 (d)		673,000	428,348
Morgan Stanley Capital I Trust:
Series 1997-RR Class G1, 7.6033% 4/30/39 (d)(f)		2,875,229	908,572
Series 1998-CF1 Class F, 7.35% 7/15/32 (d)		2,020,000	1,955,241
Series 1998-HF2 Class G, 6.01% 11/15/30 (d)		3,985,745	3,976,628
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,106,170	1,158,394
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-CAM1:
Class N, 6.54% 3/15/32 (d)		$ 293,573	$ 35,229
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		773,000	729,631
Mortgage Capital Funding, Inc. Series 1998-MC3:
Class F, 7.346% 11/18/31 (d)(f)		1,978,000	1,952,331
Class G, 5.5% 11/18/31		2,000,000	1,948,580
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		6,500,000	6,128,147
Class G, 5% 8/20/30 (d)		1,315,000	974,475
Class J, 5% 8/20/30 (d)		2,000,000	1,087,367
Series 1999-1 Class H, 6% 1/20/31 (d)		1,340,000	1,340,682
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,013,757
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (d)		3,288,940	3,367,275
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.8894% 2/15/13 (d)(f)		3,765,000	3,954,163
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	944,279
Class G, 4.456% 9/12/38 (d)	CAD	585,000	464,131
Class H, 4.456% 9/12/38 (d)	CAD	390,000	299,069
Class J, 4.456% 9/12/38 (d)	CAD	390,000	252,894
Class K, 4.456% 9/12/38 (d)	CAD	195,000	114,125
Class L, 4.456% 9/12/38 (d)	CAD	281,000	153,426
Class M, 4.456% 9/12/38 (d)	CAD	1,413,000	414,229
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,217,154
Class G, 4.57% 4/12/23	CAD	505,000	390,871
Class H, 4.57% 4/12/23	CAD	505,000	359,518
Class J, 4.57% 4/12/23	CAD	505,000	320,704
Class K, 4.57% 4/12/23	CAD	253,000	150,738
Class L, 4.57% 4/12/23	CAD	757,000	423,592
Class M, 4.57% 4/12/23	CAD	2,222,418	681,892
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.8155% 1/15/19 (b)(d)(f)		384,889	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (d)(f)		2,500,000	2,478,420
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (d)(f)		$ 2,150,000	$ 1,793,743
Class F6, 6.5% 2/18/34 (d)(f)		475,000	322,970
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,105,000	972,325
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 3.0894% 9/15/09 (d)(f)		2,500,000	2,200,000
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(f)		1,240,220	603,459
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(f)		4,815,000	2,088,165
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1892% 10/18/31 (d)(f)		5,163,000	4,885,079
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $312,432,300)			287,110,205
Nonconvertible Preferred Stocks - 5.0%
	Shares
Banks and Thrifts - 0.2%
MFH Financial Trust I 9.50% (d)	16,845	774,870
Homebuilding/Real Estate - 4.4%
Annaly Capital Management, Inc. Series A, 7.875%	93,355	2,147,165
Anthracite Capital, Inc. Series D, 8.25%	7,300	129,210
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	415,635
Series T, 8.00%	103,000	2,459,640
Series U, 7.75%	16,000	373,920
Cedar Shopping Centers, Inc. 8.875%	34,311	849,197
CenterPoint Properties Trust Series D, 5.377%	2,775	2,192,250
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,609,730
Hersha Hospitality Trust Series A, 8.00%	38,676	833,468
iStar Financial, Inc. Series I, 7.50%	14,200	250,772
Lexington Realty Trust 7.55%	20,000	401,000
Mid-America Apartment Communities, Inc. Series H, 8.30%	73,600	1,852,512
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	1,024,320
Public Storage Series M, 6.625%	81,000	1,769,040
Strategic Hotel & Resorts, Inc.:
Series B, 8.25%	88,000	1,817,200
Nonconvertible Preferred Stocks - continued
	Shares	Value
Homebuilding/Real Estate - continued
Strategic Hotel & Resorts, Inc.: - continued
Series C, 8.25%	22,820	$ 473,515
Taubman Centers, Inc. Series G, 8.00%	22,500	540,000
		20,138,574
Hotels - 0.4%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	815,600
Innkeepers USA Trust Series C, 8.00%	35,000	455,000
Red Lion Hotels Capital Trust 9.50%	29,250	706,388
		1,976,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,414,459)		22,890,432
Floating Rate Loans - 2.0%
	Principal Amount (c)
Homebuilding/Real Estate - 0.9%
General Growth Properties, Inc. Tranche A1, term loan 3.95% 2/24/10 (f)	$ 1,000,000	905,000
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (b)(f)	2,328,534	1,676,545
MDS Realty Holdings LLC:
Tranche M1, term loan 4.9475% 1/1/09 (f)	229,162	221,599
Tranche M3, term loan 6.1975% 1/1/09 (f)	249,995	237,495
Tishman Speyer Properties term loan 4.34% 12/27/12 (f)	1,451,000	1,233,350
		4,273,989
Leisure - 0.4%
Intrawest Resorts term loan 6.0499% 10/23/08 (f)	1,646,953	1,564,606
Super Retail - 0.7%
Toys 'R' US, Inc. term loan 5.8275% 12/9/08 (f)	3,500,000	3,368,750
TOTAL FLOATING RATE LOANS (Cost $10,319,363)		9,207,345
Preferred Securities - 0.9%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,100,000	1,031
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	2,140,000	21,400
Preferred Securities - continued
	Principal Amount (c)	Value
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	$ 2,515,000	$ 0
Kent Funding III Ltd. 11/5/47 (a)(d)	1,100,000	11,000
		33,431
Homebuilding/Real Estate - 0.9%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	1,769,262
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	2,730,000	1,736,861
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	594,579
		4,100,702
TOTAL PREFERRED SECURITIES (Cost $13,481,266)		4,134,133
Cash Equivalents - 6.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 2,997,530	2,997,000
2.15%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	27,841,998	27,837,000
TOTAL CASH EQUIVALENTS (Cost $30,834,000)		30,834,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $541,909,142)		454,895,164
NET OTHER ASSETS - (0.1)%		(577,017)
NET ASSETS - 100%		$ 454,318,147
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $315,061,880 or 69.3% of net assets.

(e) Partial interest payment received on the last interest payment date.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,950,898 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,076
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 587,212
Class B4, 7% 9/25/41	11/2/01	$ 138,006
Class B5, 7% 9/25/41	11/2/01	$ 97,274
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,661,726
Class B4, 5.75% 12/25/42	3/25/03	$ 685,050
Class B5, 5.75% 12/25/42	3/25/03	$ 117,830
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 6.2882% 6/25/43	9/29/03	$ 130,456
Class 2B5, 6.2882% 6/25/43	9/29/03	$ 27,647
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 4.8925% 6/25/35	6/3/05	$ 943,960
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,997,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 470,532
Barclays Capital, Inc.	755,336
Credit Suisse Securities (USA) LLC	651,151
Merrill Lynch Government Securities, Inc.	1,119,981
$ 2,997,000
$27,837,000 due 6/02/08 at 2.15%
BNP Paribas Securities Corp.	$ 6,058,006
Banc of America Securities LLC	1,810,026
Barclays Capital, Inc.	36,201
Deutsche Bank Securities, Inc.	6,516,095
Dresdner Kleinwort Securities LLC	8,869,129
Merrill Lynch Government Securities, Inc.	4,547,543
$ 27,837,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 454,895,164	$ 19,923,312	$ 363,049,926	$ 71,921,926
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 121,504,393
Total Realized Gain (Loss)	252,553
Total Unrealized Gain (Loss)	(30,988,038)
Cost of Purchases	2,420,477
Proceeds of Sales	(3,965,450)
Amortization/Accretion	(1,086,550)
Transfer in/out of Level 3	(16,215,459)
Ending Balance	$ 71,921,926

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $30,834,000) - See accompanying schedule: Unaffiliated issuers (cost $541,909,142)		$ 454,895,164
Receivable for investments sold		236,021
Dividends receivable		106,104
Interest receivable		3,319,016
Prepaid expenses		910
Total assets		458,557,215

Liabilities
Payable to custodian bank	$ 122
Payable for investments purchased	3,567,602
Distributions payable	272,238
Accrued management fee	264,384
Other affiliated payables	23,777
Other payables and accrued expenses	110,945
Total liabilities		4,239,068

Net Assets		$ 454,318,147
Net Assets consist of:
Paid in capital		$ 533,456,170
Undistributed net investment income		10,530,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,650,000)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(87,018,605)
Net Assets, for 52,225,710 shares outstanding		$ 454,318,147
Net Asset Value, offering price and redemption price per share ($454,318,147 ÷ 52,225,710 shares)		$ 8.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2008

Investment Income
Dividends		$ 1,530,720
Interest (including $72,952 from affiliated interfund lending)		21,437,229
Total income		22,967,949

Expenses
Management fee	$ 1,615,522
Transfer agent fees	33,883
Accounting fees and expenses	111,146
Custodian fees and expenses	6,363
Independent trustees' compensation	994
Audit	114,861
Legal	1,462
Miscellaneous	1,929
Total expenses before reductions	1,886,160
Expense reductions	(6,153)	1,880,007
Net investment income		21,087,942
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,419,341)
Foreign currency transactions	(5,329)
Total net realized gain (loss)		(1,424,670)
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,865,816)
Assets and liabilities in foreign currencies	2,465
Total change in net unrealized appreciation (depreciation)		(63,863,351)
Net gain (loss)		(65,288,021)
Net increase (decrease) in net assets resulting from operations		$ (44,200,079)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,087,942	$ 47,140,097
Net realized gain (loss)	(1,424,670)	1,132,979
Change in net unrealized appreciation (depreciation)	(63,863,351)	(64,736,130)
Net increase (decrease) in net assets resulting from operations	(44,200,079)	(16,463,054)
Distributions to shareholders from net investment income	(23,375,911)	(49,982,636)
Distributions to shareholders from net realized gain	(1,214,888)	(1,615,201)
Total distributions	(24,590,799)	(51,597,837)
Share transactions Proceeds from sales of shares	85,512,972	124,712,216
Reinvestment of distributions	22,795,378	46,220,450
Cost of shares redeemed	(105,616,099)	(182,223,065)
Net increase (decrease) in net assets resulting from share transactions	2,692,251	(11,290,399)
Total increase (decrease) in net assets	(66,098,627)	(79,351,290)

Net Assets
Beginning of period	520,416,774	599,768,064
End of period (including undistributed net investment income of $10,530,582 and undistributed net investment income of $12,818,551, respectively)	$ 454,318,147	$ 520,416,774
Other Information Shares
Sold	9,431,419	11,424,114
Issued in reinvestment of distributions	2,458,918	4,257,030
Redeemed	(11,139,160)	(16,938,350)
Net increase (decrease)	751,177	(1,257,206)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2008

Cash flows from operating activities
Net decrease in net assets resulting from operations	$ (44,200,079)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in receivable for investments sold	(150,326)
Decrease in dividend receivable	112,453
Decrease in interest receivable	77,440
Increase in prepaid expenses	(910)
Increase in payable for investments purchased	2,503,713
Decrease in other payables and accrued expenses	(67,918)
Purchases of long-term investments	(44,058,674)
Proceeds from sales of long-term investments	54,706,380
Purchases of and proceeds from maturities/sales of short-term investments - net	(9,675,741)
Net cash from return of capital distributions	(221,805)
Net amortization/accretion of premium/discount	(2,584,435)
Net realized loss on investment securities and foreign currency transactions	1,424,670
Change in net unrealized appreciation (depreciation) on investment securities and assets and liabilities in foreign currencies	63,863,351
Net cash provided by operating activities	21,728,119

Cash flows from financing activities:
Cash Distributions Paid	(1,795,692)
Proceeds from sales of shares	85,512,972
Cost of shares redeemed	(105,616,099)
Net cash used in financing activities	(21,898,819)
Net decrease in cash	(170,700)
Cash, beginning of year	170,700
Cash, end of year	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 11.37	$ 11.37	$ 11.43	$ 10.96	$ 10.47
Income from Investment Operations
Net investment income D	.428	.871	.958	.787	.947	.885
Net realized and unrealized gain (loss)	(1.338)	(1.177)	.090	.186	.881	.503
Total from investment operations	(.910)	(.306)	1.048	.973	1.828	1.388
Distributions from net investment income	(.475)	(.924)	(.928)	(.853)	(.848)	(.828)
Distributions from net realized gain	(.025)	(.030)	(.120)	(.180)	(.510)	(.070)
Total distributions	(.500)	(.954)	(1.048)	(1.033)	(1.358)	(.898)
Net asset value, end of period	$ 8.70	$ 10.11	$ 11.37	$ 11.37	$ 11.43	$ 10.96
Total Return B,C	(9.19)%	(2.96)%	9.80%	9.00%	18.26%	13.81%
Ratios to Average Net Assets E
Expenses before reductions	.83% A	.82%	.82%	.82%	.82%	.83%
Expenses net of fee waivers, if any	.83% A	.82%	.82%	.82%	.82%	.83%
Expenses net of all reductions	.83% A	.82%	.82%	.82%	.81%	.81%
Net investment income	9.32% A	8.02%	8.61%	7.01%	8.75%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 454,318	$ 520,417	$ 599,768	$ 523,457	$ 405,968	$ 308,416
Portfolio turnover rate	20% A	17%	22%	18%	27%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,898,844
Unrealized depreciation	(99,901,401)
Net unrealized appreciation (depreciation)	$ (87,002,557)
Cost for federal income tax purposes	$ 541,897,721

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $44,058,674 and $54,706,380, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,473,880	3.10%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $475 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $4,713 and $1,440, respectively.

8. Credit Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies

Semiannual Report

Notes to Financial Statements - continued

8. Credit Risk - continued

and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and 3 otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,903, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2008, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 29, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-USAN-0708
1.786816.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 1, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 1, 2008